UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-5972

Name of Registrant: Vanguard International Equity Index Funds

Address of Registrant:

P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:

Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: January 31, 2010

Item 1: Schedule of Investments

Vanguard Pacific Stock Index Fund

Schedule of Investments
As of January 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (98.6%)[1]
Australia (23.4%)
BHP Billiton Ltd.	5,898,259	205,050
Commonwealth Bank of Australia	2,669,268	125,155
Westpac Banking Corp.	5,168,102	108,448
National Australia Bank Ltd.	3,682,974	85,576
Australia & New Zealand Banking Group Ltd.	4,401,077	84,224
Woolworths Ltd.	2,162,683	49,359
Rio Tinto Ltd.	765,839	45,791
Wesfarmers Ltd.	1,766,499	42,853
Westfield Group	3,650,283	40,531
QBE Insurance Group Ltd.	1,779,419	35,886
Woodside Petroleum Ltd.	945,290	35,242
CSL Ltd.	1,048,014	28,807
Macquarie Group Ltd.	584,685	25,732
Newcrest Mining Ltd.	849,469	23,568
Telstra Corp. Ltd.	7,653,976	22,580
Origin Energy Ltd.	1,537,732	21,704
AMP Ltd.	3,539,040	19,474
Suncorp-Metway Ltd.	2,209,821	17,284
Santos Ltd.	1,459,376	16,892
Foster's Group Ltd.	3,388,246	15,979
Brambles Ltd.	2,465,719	14,183
Stockland	4,192,313	13,717
Orica Ltd.	633,046	13,474
Insurance Australia Group Ltd.	3,635,092	12,175
Amcor Ltd.	2,134,379	11,128
AXA Asia Pacific Holdings Ltd.	1,791,598	10,334
AGL Energy Ltd.	786,746	9,620
Coca-Cola Amatil Ltd.	980,483	9,473
Transurban Group	2,041,432	9,415
ASX Ltd.	301,408	9,063
^ Leighton Holdings Ltd.	261,090	8,773
Toll Holdings Ltd.	1,160,457	8,767
* Fortescue Metals Group Ltd.	2,173,944	8,704
Incitec Pivot Ltd.	2,840,469	8,380
Sonic Healthcare Ltd.	647,729	8,088
Computershare Ltd.	782,950	8,017
GPT Group	15,035,024	7,495
BlueScope Steel Ltd.	3,207,029	7,390
* Asciano Group	4,871,544	7,304
TABCORP Holdings Ltd.	1,060,387	6,580
Wesfarmers Ltd. Price Protected Shares	266,504	6,477
OneSteel Ltd.	2,326,791	6,329
Lend Lease Group	764,726	6,311
Mirvac Group	4,735,093	6,029
Dexus Property Group	8,257,778	6,007
WorleyParsons Ltd.	287,539	5,945
Crown Ltd.	860,365	5,875
* Alumina Ltd.	4,277,577	5,854
^ Fairfax Media Ltd.	3,719,850	5,649

	Cochlear Ltd.	98,765	5,437
	Goodman Group	10,453,716	5,315
	Bendigo and Adelaide Bank Ltd.	610,406	5,289
*	OZ Minerals Ltd.	5,483,267	5,106
	Metcash Ltd.	1,339,564	5,023
	CFS Retail Property Trust	3,044,282	5,000
*	James Hardie Industries NV	763,320	4,988
	Qantas Airways Ltd.	1,957,036	4,907
	Boral Ltd.	1,045,364	4,875
	Sims Metal Management Ltd. ADR	235,750	4,432
	Tatts Group Ltd.	2,117,698	4,301
	Macquarie Infrastructure Group	3,991,023	4,271
	CSR Ltd.	2,537,205	4,066
*	Paladin Energy Ltd.	1,126,395	3,587
*	Arrow Energy Ltd.	1,025,662	3,546
	Billabong International Ltd.	355,950	3,288
	MAp Group	1,310,050	3,204
	Goodman Fielder Ltd.	2,246,416	3,091
	Harvey Norman Holdings Ltd.	939,704	3,046
	Nufarm Ltd.	303,678	2,729
	Aristocrat Leisure Ltd.	694,796	2,426
	Energy Resources of Australia Ltd.	115,992	2,141
*	Caltex Australia Ltd.	239,813	1,895
	SP AusNet	2,371,254	1,874
	Sims Metal Management Ltd.	48,343	908
			1,391,436
Hong Kong (6.6%)
	Sun Hung Kai Properties Ltd.	2,478,781	31,725
	Hong Kong Exchanges and Clearing Ltd.	1,796,446	30,292
	Cheung Kong Holdings Ltd.	2,442,208	28,736
	Hutchison Whampoa Ltd.	3,746,599	25,485
	CLP Holdings Ltd.	3,594,547	24,331
	Hang Seng Bank Ltd.	1,343,969	18,765
	Li & Fung Ltd.	3,970,681	18,096
	Hong Kong & China Gas Co. Ltd.	6,912,430	15,096
	Swire Pacific Ltd.	1,353,227	14,683
	Esprit Holdings Ltd.	2,022,600	14,248
	Hongkong Electric Holdings Ltd.	2,439,665	13,656
	BOC Hong Kong Holdings Ltd.	6,507,992	13,526
	Hang Lung Properties Ltd.	3,635,242	12,338
	Wharf Holdings Ltd.	2,414,792	11,917
	Henderson Land Development Co. Ltd.	1,881,034	11,838
	Link REIT	3,814,476	9,152
	Bank of East Asia Ltd.	2,589,622	8,820
	MTR Corp.	2,510,103	8,136
	New World Development Ltd.	4,421,545	7,216
	Hang Lung Group Ltd.	1,403,181	6,289
	Kerry Properties Ltd.	1,247,540	5,518
^,* Sands China Ltd.		3,537,200	5,002
	Sino Land Co. Ltd.	2,962,114	4,873
	Wheelock & Co. Ltd.	1,594,647	4,154
	Shangri-La Asia Ltd.	2,272,085	3,945
^,* Foxconn International Holdings Ltd.		3,732,816	3,914
	Yue Yuen Industrial Holdings Ltd.	1,162,217	3,609
*	Cathay Pacific Airways Ltd.	2,071,220	3,399
	Hopewell Holdings Ltd.	997,323	3,019
	Cheung Kong Infrastructure Holdings Ltd.	786,854	2,927

ASM Pacific Technology Ltd.	347,241	2,864
Hysan Development Co. Ltd.	1,106,187	2,736
Orient Overseas International Ltd.	389,065	2,642
* Mongolia Energy Co. Ltd.	5,367,219	2,618
Wing Hang Bank Ltd.	307,893	2,587
NWS Holdings Ltd.	1,472,015	2,401
Television Broadcasts Ltd.	496,897	2,325
Chinese Estates Holdings Ltd.	1,217,357	1,970
Lifestyle International Holdings Ltd.	1,052,544	1,738
PCCW Ltd.	6,472,653	1,718
Hong Kong Aircraft Engineering Co. Ltd.	118,885	1,509
		389,813
Japan (64.1%)
Toyota Motor Corp.	5,150,783	198,117
Mitsubishi UFJ Financial Group Inc.	22,121,220	113,837
Honda Motor Co. Ltd.	2,902,254	98,355
Canon Inc.	1,875,259	73,300
Sumitomo Mitsui Financial Group Inc.	2,192,561	70,770
Sony Corp.	1,765,429	58,880
Takeda Pharmaceutical Co. Ltd.	1,318,417	57,833
Tokyo Electric Power Co. Inc.	2,139,864	57,644
Mitsubishi Corp.	2,235,772	54,064
Panasonic Corp.	3,449,011	53,889
Nintendo Co. Ltd.	174,261	48,584
Nomura Holdings Inc.	6,268,654	46,866
Mizuho Financial Group Inc.	24,007,928	46,332
Mitsui & Co. Ltd.	3,047,080	44,818
NTT DoCoMo Inc.	27,034	40,467
East Japan Railway Co.	597,537	40,117
* Toshiba Corp.	7,075,214	38,658
Nippon Telegraph & Telephone Corp.	912,923	38,420
Shin-Etsu Chemical Co. Ltd.	721,481	37,734
* Nissan Motor Co. Ltd.	4,369,832	35,522
Tokio Marine Holdings Inc.	1,272,588	34,218
Softbank Corp.	1,331,731	33,860
Mitsubishi Estate Co. Ltd.	2,077,005	33,625
Komatsu Ltd.	1,667,478	33,554
Nippon Steel Corp.	8,972,270	32,534
Fanuc Ltd.	336,739	32,222
Kansai Electric Power Co. Inc.	1,342,265	30,546
JFE Holdings Inc.	863,926	30,039
Seven & I Holdings Co. Ltd.	1,354,079	29,596
Chubu Electric Power Co. Inc.	1,163,733	29,468
Astellas Pharma Inc.	794,668	29,309
Japan Tobacco Inc.	7,909	28,541
KDDI Corp.	5,123	27,005
* Hitachi Ltd.	7,835,404	26,838
* Mitsubishi Electric Corp.	3,395,896	26,465
FUJIFILM Holdings Corp.	813,994	26,071
Kyocera Corp.	285,744	25,862
Denso Corp.	854,540	25,106
Mitsui Fudosan Co. Ltd.	1,471,322	24,745
Daiichi Sankyo Co. Ltd.	1,183,804	24,602
Kao Corp.	949,297	22,903
Kirin Holdings Co. Ltd.	1,470,261	22,411
Sumitomo Corp.	1,978,107	22,268
Sharp Corp.	1,756,523	20,973

ITOCHU Corp.	2,646,527	20,660
Murata Manufacturing Co. Ltd.	376,067	20,632
Fujitsu Ltd.	3,274,530	19,971
Central Japan Railway Co.	2,646	19,446
Hoya Corp.	726,265	19,364
Nidec Corp.	191,331	18,754
Mitsubishi Heavy Industries Ltd.	5,336,617	18,607
Mitsui Sumitomo Insurance Group Holdings Inc.	740,419	18,533
Tokyo Electron Ltd.	301,585	18,321
Asahi Glass Co. Ltd.	1,772,824	17,675
Sumitomo Electric Industries Ltd.	1,325,591	17,315
Kubota Corp.	1,921,452	17,278
Bridgestone Corp.	1,071,732	17,080
Marubeni Corp.	2,904,703	16,869
Ricoh Co. Ltd.	1,177,880	16,861
Keyence Corp.	72,879	16,772
Terumo Corp.	296,706	16,633
Secom Co. Ltd.	368,992	16,534
Eisai Co. Ltd.	442,995	16,471
Tokyo Gas Co. Ltd.	4,059,233	16,439
Sumitomo Metal Industries Ltd.	5,903,423	16,246
Daikin Industries Ltd.	412,140	15,313
Tohoku Electric Power Co. Inc.	751,605	15,081
Daiwa Securities Group Inc.	2,923,398	14,619
Kyushu Electric Power Co. Inc.	667,751	14,450
Suzuki Motor Corp.	620,674	14,028
Fast Retailing Co. Ltd.	84,021	13,996
Sumitomo Trust & Banking Co. Ltd.	2,503,449	13,869
ORIX Corp.	183,700	13,752
Dai Nippon Printing Co. Ltd.	985,691	13,516
TDK Corp.	205,184	13,254
Asahi Breweries Ltd.	678,611	13,165
Sumitomo Metal Mining Co. Ltd.	921,122	12,818
Toray Industries Inc.	2,336,172	12,764
Mitsui OSK Lines Ltd.	2,017,308	12,575
Shiseido Co. Ltd.	613,592	12,567
Sumitomo Chemical Co. Ltd.	2,764,177	12,420
Osaka Gas Co. Ltd.	3,409,164	12,002
Sumitomo Realty & Development Co. Ltd.	670,120	11,875
* NEC Corp.	4,512,035	11,634
Rohm Co. Ltd.	172,380	11,615
Nikon Corp.	563,660	11,563
SMC Corp.	94,806	11,444
Olympus Corp.	381,887	11,442
Nitto Denko Corp.	290,501	11,188
Aeon Co. Ltd.	1,123,795	11,157
Ajinomoto Co. Inc.	1,167,475	11,061
Asahi Kasei Corp.	2,218,989	11,030
Shionogi & Co. Ltd.	523,363	10,786
Resona Holdings Inc.	853,229	10,643
Inpex Corp.	1,453	10,632
Rakuten Inc.	12,681	10,369
West Japan Railway Co.	2,994	10,322
T&D Holdings Inc.	496,017	10,245
Nippon Oil Corp.	2,187,708	10,223
Sompo Japan Insurance Inc.	1,565,380	10,203
Bank of Yokohama Ltd.	2,153,400	10,181
Kintetsu Corp.	2,859,138	9,879

	Yamada Denki Co. Ltd.	152,979	9,836
	NGK Insulators Ltd.	444,978	9,718
	Yahoo! Japan Corp.	25,485	9,642
	Chugoku Electric Power Co. Inc.	490,194	9,602
	Daiwa House Industry Co. Ltd.	897,530	9,438
	Yamato Holdings Co. Ltd.	682,714	9,376
	Hankyu Hanshin Holdings Inc.	2,007,467	9,257
	Toyota Industries Corp.	314,535	9,221
	Shizuoka Bank Ltd.	1,061,162	9,153
	Nippon Yusen KK	2,637,747	9,107
	Sekisui House Ltd.	953,495	9,004
	Odakyu Electric Railway Co. Ltd.	1,101,915	8,944
	Aisin Seiki Co. Ltd.	336,114	8,869
	Mitsubishi Chemical Holdings Corp.	2,116,554	8,817
^,* Mitsubishi Motors Corp.		6,321,141	8,714
	Nippon Electric Glass Co. Ltd.	613,006	8,623
	Konica Minolta Holdings Inc.	840,968	8,591
	Toppan Printing Co. Ltd.	982,764	8,555
	Shikoku Electric Power Co.	312,877	8,553
	Tokyu Corp.	1,995,850	8,093
	Chiba Bank Ltd.	1,334,620	8,055
	Nippon Building Fund Inc. Class A	904	7,959
*	Kobe Steel Ltd.	4,384,025	7,858
	JS Group Corp.	440,239	7,770
	Ibiden Co. Ltd.	225,069	7,685
	Tobu Railway Co. Ltd.	1,430,988	7,679
	Japan Steel Works Ltd.	588,632	7,232
	Panasonic Electric Works Co. Ltd.	660,122	7,230
	Hokuriku Electric Power Co.	329,291	7,127
	Omron Corp.	357,455	7,114
	Japan Real Estate Investment Corp.	851	7,083
	Kuraray Co. Ltd.	606,465	7,066
*	Mazda Motor Corp.	2,599,482	7,052
	Advantest Corp.	280,827	7,013
	Chugai Pharmaceutical Co. Ltd.	392,524	7,009
	NTT Data Corp.	2,221	6,920
	Unicharm Corp.	72,528	6,897
	Trend Micro Inc.	184,656	6,883
	Electric Power Development Co. Ltd.	234,534	6,808
	JGC Corp.	364,396	6,802
	Dentsu Inc.	293,522	6,755
	Nippon Mining Holdings Inc.	1,550,882	6,678
	Makita Corp.	197,361	6,622
	Ono Pharmaceutical Co. Ltd.	148,550	6,610
	Nipponkoa Insurance Co. Ltd.	1,144,234	6,589
	Daito Trust Construction Co. Ltd.	137,469	6,520
	Kawasaki Heavy Industries Ltd.	2,498,339	6,417
	Keio Corp.	1,014,085	6,393
	OJI Paper Co. Ltd.	1,499,340	6,294
	Nippon Express Co. Ltd.	1,493,712	6,260
	JSR Corp.	313,851	6,202
	Hokkaido Electric Power Co. Inc.	322,331	6,131
	Kurita Water Industries Ltd.	197,718	6,122
	Oriental Land Co. Ltd.	87,902	6,036
	NSK Ltd.	822,240	5,962
	Keihin Electric Express Railway Co. Ltd.	773,193	5,950
	Isetan Mitsukoshi Holdings Ltd.	624,191	5,866
	Chuo Mitsui Trust Holdings Inc.	1,601,996	5,672

	Toyota Tsusho Corp.	372,051	5,645
	Hirose Electric Co. Ltd.	52,522	5,623
	Mitsubishi Tanabe Pharma Corp.	394,608	5,590
	SBI Holdings Inc.	29,393	5,588
	Benesse Holdings Inc.	130,829	5,501
*	Elpida Memory Inc.	311,509	5,499
*	Sanyo Electric Co. Ltd.	3,236,914	5,398
	Furukawa Electric Co. Ltd.	1,113,157	5,375
	Yamaha Motor Co. Ltd.	379,121	5,161
*	Sumitomo Heavy Industries Ltd.	1,010,274	5,151
	Lawson Inc.	113,634	5,149
	Sekisui Chemical Co. Ltd.	757,896	5,120
	Showa Denko KK	2,501,976	5,119
	Sankyo Co. Ltd.	94,720	5,065
	Teijin Ltd.	1,647,481	4,996
	Fukuoka Financial Group Inc.	1,359,418	4,977
*	Mitsubishi Materials Corp.	1,909,805	4,955
	Yakult Honsha Co. Ltd.	170,763	4,951
	Nitori Co. Ltd.	65,602	4,948
	Taiyo Nippon Sanso Corp.	496,193	4,882
*	Fuji Heavy Industries Ltd.	1,033,534	4,855
	Shimano Inc.	117,920	4,841
	Kyowa Hakko Kirin Co. Ltd.	456,854	4,761
	Stanley Electric Co. Ltd.	247,955	4,725
	Joyo Bank Ltd.	1,159,017	4,688
	Ube Industries Ltd.	1,765,684	4,572
*	MEIJI Holdings Co. Ltd.	120,904	4,563
	Hokuhoku Financial Group Inc.	2,197,083	4,560
	Bank of Kyoto Ltd.	550,188	4,549
*	Isuzu Motors Ltd.	2,087,729	4,442
	Nisshin Seifun Group Inc.	331,834	4,434
	Hachijuni Bank Ltd.	755,180	4,355
	Nippon Paper Group Inc.	164,103	4,284
	Jupiter Telecommunications Co. Ltd.	4,269	4,269
	All Nippon Airways Co. Ltd.	1,468,688	4,266
	Brother Industries Ltd.	390,893	4,218
^,* GS Yuasa Corp.		657,998	4,210
	Hisamitsu Pharmaceutical Co. Inc.	116,990	4,208
	Sony Financial Holdings Inc.	1,532	4,198
	THK Co. Ltd.	210,616	4,158
	Suzuken Co. Ltd.	124,250	4,146
	Toho Gas Co. Ltd.	788,831	4,145
	TonenGeneral Sekiyu KK	498,300	4,135
	Toyo Suisan Kaisha Ltd.	155,498	4,103
	Aioi Insurance Co. Ltd.	864,696	4,102
	Santen Pharmaceutical Co. Ltd.	130,238	4,099
	Seiko Epson Corp.	244,794	4,081
	Nissin Foods Holdings Co. Ltd.	123,780	4,077
	Nippon Meat Packers Inc.	322,426	4,064
	J Front Retailing Co. Ltd.	851,113	4,053
	Obayashi Corp.	1,146,262	4,047
	Amada Co. Ltd.	598,398	3,997
	Sojitz Corp.	2,166,178	3,983
	Hitachi Construction Machinery Co. Ltd.	188,538	3,953
	Nomura Research Institute Ltd.	177,860	3,952
	Sega Sammy Holdings Inc.	349,098	3,952
	Shimizu Corp.	1,035,867	3,932
	Chugoku Bank Ltd.	307,088	3,926

Hitachi Chemical Co. Ltd.	183,857	3,920
JTEKT Corp.	338,217	3,820
Takashimaya Co. Ltd.	524,981	3,817
* Kawasaki Kisen Kaisha Ltd.	1,063,270	3,755
Toyo Seikan Kaisha Ltd.	265,738	3,746
Mitsui Chemicals Inc.	1,394,812	3,729
Yamaguchi Financial Group Inc.	373,052	3,697
Taisho Pharmaceutical Co. Ltd.	211,761	3,690
Mitsubishi Rayon Co. Ltd.	891,746	3,689
Mitsubishi Gas Chemical Co. Inc.	679,093	3,593
* IHI Corp.	2,331,195	3,587
Gunma Bank Ltd.	694,254	3,579
NTN Corp.	824,901	3,566
Mitsubishi UFJ Lease & Finance Co. Ltd.	102,829	3,557
Sumco Corp.	204,845	3,525
Iyo Bank Ltd.	426,864	3,523
Yaskawa Electric Corp.	422,873	3,500
Namco Bandai Holdings Inc.	350,164	3,486
Hiroshima Bank Ltd.	879,205	3,477
Kikkoman Corp.	296,537	3,464
Kamigumi Co. Ltd.	460,548	3,462
Denki Kagaku Kogyo KK	847,643	3,445
Credit Saison Co. Ltd.	275,012	3,426
Kaneka Corp.	525,582	3,390
Shimamura Co. Ltd.	38,677	3,385
Minebea Co. Ltd.	631,016	3,350
Tsumura & Co.	105,813	3,348
Ushio Inc.	197,375	3,339
Taisei Corp.	1,712,639	3,312
Yamaha Corp.	277,726	3,298
Toho Co. Ltd.	199,374	3,297
NGK Spark Plug Co. Ltd.	283,963	3,296
Sysmex Corp.	58,900	3,292
Citizen Holdings Co. Ltd.	497,327	3,263
77 Bank Ltd.	609,424	3,251
Daihatsu Motor Co. Ltd.	338,646	3,245
FamilyMart Co. Ltd.	102,322	3,236
Nissan Chemical Industries Ltd.	244,840	3,225
Suruga Bank Ltd.	364,422	3,215
Yokogawa Electric Corp.	398,114	3,212
MEDIPAL HOLDINGS Corp.	256,208	3,205
Mitsui Engineering & Shipbuilding Co. Ltd.	1,311,352	3,167
Toyoda Gosei Co. Ltd.	114,975	3,166
Rinnai Corp.	67,036	3,131
Kajima Corp.	1,493,173	3,126
Kansai Paint Co. Ltd.	383,664	3,107
Nishi-Nippon City Bank Ltd.	1,197,688	3,095
Casio Computer Co. Ltd.	413,522	3,025
Tokyu Land Corp.	801,540	3,023
Dainippon Sumitomo Pharma Co. Ltd.	283,647	3,019
NOK Corp.	197,642	2,938
Koito Manufacturing Co. Ltd.	168,000	2,928
Shimadzu Corp.	442,941	2,924
Mizuho Securities Co. Ltd.	992,149	2,923
Nippon Sheet Glass Co. Ltd.	1,125,696	2,908
Daicel Chemical Industries Ltd.	478,140	2,878
Oracle Corp. Japan	66,487	2,864
Air Water Inc.	247,107	2,827

* Senshu Ikeda Holdings Inc.	839,400	2,827
Japan Retail Fund Investment Corp. Class A	609	2,826
TOTO Ltd.	460,738	2,789
Hitachi Metals Ltd.	287,331	2,770
Mabuchi Motor Co. Ltd.	50,433	2,758
Nomura Real Estate Office Fund Inc. Class A	479	2,754
Asics Corp.	278,772	2,753
Tokuyama Corp.	512,282	2,718
Konami Corp.	165,275	2,718
Alfresa Holdings Corp.	65,479	2,706
Dena Co. Ltd.	466	2,697
Keisei Electric Railway Co. Ltd.	486,950	2,669
Dowa Holdings Co. Ltd.	474,095	2,639
* Mizuho Trust & Banking Co. Ltd.	2,624,452	2,634
* Mitsui Mining & Smelting Co. Ltd.	997,223	2,627
Aeon Mall Co. Ltd.	144,420	2,620
Tokyo Tatemono Co. Ltd.	661,732	2,619
Showa Shell Sekiyu KK	328,485	2,589
Yamazaki Baking Co. Ltd.	211,113	2,562
Mitsumi Electric Co. Ltd.	146,966	2,555
Toyota Boshoku Corp.	115,385	2,525
Nomura Real Estate Holdings Inc.	167,417	2,500
Idemitsu Kosan Co. Ltd.	39,021	2,496
^ Chiyoda Corp.	272,000	2,478
Hitachi High-Technologies Corp.	122,733	2,456
USS Co. Ltd.	39,981	2,428
NHK Spring Co. Ltd.	276,269	2,401
Yamato Kogyo Co. Ltd.	76,252	2,396
McDonald's Holdings Co. Japan Ltd.	117,399	2,389
UNY Co. Ltd.	311,100	2,383
Marui Group Co. Ltd.	388,687	2,373
Sapporo Holdings Ltd.	446,117	2,347
Japan Petroleum Exploration Co.	49,741	2,335
Sumitomo Rubber Industries Ltd.	297,645	2,329
Tosoh Corp.	899,152	2,312
Obic Co. Ltd.	12,306	2,308
Cosmo Oil Co. Ltd.	1,033,406	2,244
^ Square Enix Holdings Co. Ltd.	110,475	2,207
Mitsubishi Logistics Corp.	199,466	2,186
Sapporo Hokuyo Holdings Inc.	521,505	2,109
Kinden Corp.	231,192	2,093
Nisshin Steel Co. Ltd.	1,217,901	2,066
Seven Bank Ltd.	972	2,027
* Shinsei Bank Ltd.	1,613,892	2,007
Nissha Printing Co. Ltd.	47,000	1,976
Hakuhodo DY Holdings Inc.	40,517	1,976
Nisshinbo Holdings Inc.	224,166	1,947
* Fuji Electric Holdings Co. Ltd.	971,927	1,927
^ Japan Prime Realty Investment Corp. Class A	991	1,888
Daido Steel Co. Ltd.	499,706	1,822
Tokyo Steel Manufacturing Co. Ltd.	177,801	1,762
* Hino Motors Ltd.	453,656	1,702
* Taiheiyo Cement Corp.	1,511,576	1,701
Ito En Ltd.	112,254	1,669
Coca-Cola West Co. Ltd.	99,071	1,653
Canon Marketing Japan Inc.	119,290	1,650
* Aozora Bank Ltd.	1,292,514	1,632
Shinko Electric Industries Co. Ltd.	117,666	1,584

	Otsuka Corp.	28,432	1,550
	Itochu Techno-Solutions Corp.	50,327	1,526
	NTT Urban Development Corp.	2,052	1,498
	Nissay Dowa General Insurance Co. Ltd.	311,266	1,485
	Matsui Securities Co. Ltd.	215,498	1,469
	Aeon Credit Service Co. Ltd.	141,503	1,465
^	Jafco Co. Ltd.	56,561	1,387
	ABC-Mart Inc.	44,336	1,366
	Fuji Media Holdings Inc.	841	1,260
	Maruichi Steel Tube Ltd.	66,680	1,206
^	Acom Co. Ltd.	69,883	1,198
			3,799,925
New Zealand (0.3%)
	Fletcher Building Ltd.	1,062,339	5,902
	Telecom Corp. of New Zealand Ltd.	3,269,930	5,458
	Sky City Entertainment Group Ltd.	1,004,628	2,323
	Contact Energy Ltd.	523,571	2,125
	Auckland International Airport Ltd.	1,518,903	2,031
			17,839
Singapore (4.2%)
	DBS Group Holdings Ltd.	3,007,727	30,304
	Singapore Telecommunications Ltd.	13,997,220	29,829
	United Overseas Bank Ltd.	2,142,395	27,462
	Oversea-Chinese Banking Corp. Ltd.	4,490,983	25,995
	Keppel Corp. Ltd.	2,236,123	13,212
	CapitaLand Ltd.	4,483,028	12,187
	Wilmar International Ltd.	2,246,176	10,479
	Singapore Airlines Ltd.	938,290	9,179
	Singapore Exchange Ltd.	1,507,107	8,500
	Singapore Press Holdings Ltd.	2,803,084	7,348
	City Developments Ltd.	879,551	6,666
^,* Genting Singapore PLC		8,107,522	6,081
	Noble Group Ltd.	2,698,741	5,484
	Singapore Technologies Engineering Ltd.	2,377,691	5,194
	Fraser and Neave Ltd.	1,711,771	5,034
	CapitaMall Trust	3,887,977	4,646
	SembCorp Industries Ltd.	1,734,370	4,322
*	Golden Agri-Resources Ltd.	11,699,926	4,301
	Jardine Cycle & Carriage Ltd.	220,229	3,937
*	CapitaMalls Asia Ltd.	2,392,000	3,929
	ComfortDelgro Corp. Ltd.	3,318,723	3,740
	Ascendas Real Estate Investment Trust	2,614,826	3,562
^	Olam International Ltd.	2,099,126	3,541
	SembCorp Marine Ltd.	1,455,414	3,402
	UOL Group Ltd.	901,345	2,389
	Yangzijiang Shipbuilding Holdings Ltd.	2,862,000	2,141
^	Neptune Orient Lines Ltd.	1,587,688	1,938
	StarHub Ltd.	1,043,945	1,607
	Cosco Corp. Singapore Ltd.	1,754,007	1,557
*	Golden Agri-Resources Ltd. Warrants 07/23/2012	699,582	65
			248,031
Total Common Stocks (Cost $7,499,247)			5,847,044

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (2.3%)[1]
Money Market Fund (2.2%)
[2,3] Vanguard Market Liquidity Fund		0.175%		130,433,211	130,433

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
4,5	Federal Home Loan Bank Discount Notes	0.275%	2/19/10	4,000	4,000
4,6	Freddie Mac Discount Notes	0.110%	3/31/10	2,000	2,000
					6,000
Total Temporary Cash Investments (Cost $136,432)					136,433
Total Investments (100.9%) (Cost $7,635,679)					5,983,477
Other Assets and Liabilities-Net (-0.9%)[3]					(55,285)
Net Assets (100%)					5,928,192

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $43,553,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.5% and 1.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $47,619,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
5 Securities with a value of $4,000,000 have been segregated as initial margin for open futures contracts.
6 Securities with a value of $2,000,000 have been segregated as collateral for open forward contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

Pacific Stock Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also may enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts.

Futures and forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Pacific Stock Index Fund

At January 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
Topix Index	March 2010	423	41,738	(688)
S&P ASX 200 Index	March 2010	132	13,334	(573)

At January 31, 2010, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

	Contract Amount (000)
					Unrealized
					Appreciation
					(Depreciation)
Contract Settlement Date		Receive		Deliver	($000)

3/24/10	AUD	15,446	USD	13,650	(289)
3/17/10	JPY	3,814,745	USD	42,086	(536)

AUD—Australian dollar.
JPY—Japanese yen.
USD—U.S. dollar.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of January 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	4,432	5,842,612	—
Temporary Cash Investments	130,433	6,000	—
Futures Contracts—Liabilities[1]	(1,252)	—	—
Forward Currency Contracts—Liabilities	(825)	—	—
Total	132,788	5,848,612	—
1 Represents variation margin on the last day of the reporting period.

Pacific Stock Index Fund

E. At January 31, 2010, the cost of investment securities for tax purposes was $7,639,354,000. Net unrealized depreciation of investment securities for tax purposes was $1,655,877,000, consisting of unrealized gains of $209,612,000 on securities that had risen in value since their purchase and $1,865,489,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard European Stock Index Fund

Schedule of Investments
As of January 31, 2010

			Market
			Value
		Shares	($000)
Common Stocks (98.7%)[1]
Austria (0.5%)
	Erste Group Bank AG	334,993	12,646
	OMV AG	266,531	10,498
	Telekom Austria AG	547,413	7,551
	Voestalpine AG	208,367	7,295
	Verbund - Oesterreichische Elektrizitaetswirtschafts AG Class A	137,042	5,706
^	Raiffeisen International Bank Holding AG	94,919	4,696
^,* Immoeast AG		738,744	3,586
	Vienna Insurance Group	66,459	3,184
			55,162
Belgium (1.5%)
	Anheuser-Busch InBev NV	1,277,720	63,761
*	Fortis	3,963,181	13,952
	Delhaize Group SA	177,602	13,922
	Groupe Bruxelles Lambert SA	143,320	13,092
*	KBC Groep NV	284,545	12,250
	Solvay SA Class A	105,133	10,420
	Belgacom SA	270,342	9,839
	UCB SA	178,131	7,963
	Colruyt SA	26,771	6,520
	Umicore	200,405	6,176
*	Dexia SA	929,489	5,747
	Mobistar SA	52,109	3,278
	Cie Nationale a Portefeuille	58,310	2,914
			169,834
Denmark (1.4%)
	Novo Nordisk A/S Class B	771,519	52,201
*	Danske Bank A/S	805,187	19,126
*	Vestas Wind Systems A/S	360,843	18,980
	AP Moller - Maersk A/S Class B	2,339	18,253
	Carlsberg A/S Class B	189,012	14,097
	Novozymes A/S	82,260	8,424
	AP Moller - Maersk A/S	972	7,279
*	DSV A/S	373,039	6,619
	Coloplast A/S Class B	40,247	4,365
^,* William Demant Holding		41,231	3,218
*	Topdanmark A/S	24,889	3,023
	TrygVesta AS	43,843	2,672
	H Lundbeck A/S	105,527	1,970
			160,227
Finland (1.8%)
	Nokia Oyj	6,632,372	91,010
	Fortum Oyj	786,657	19,963
	Sampo Oyj	744,387	17,981
	Kone Oyj Class B	270,706	10,903
	UPM-Kymmene Oyj	920,876	10,099
	Metso Oyj	224,934	7,549
	Wartsila Oyj	148,524	6,990
	Stora Enso Oyj	1,038,892	6,379

Elisa Oyj	239,599	5,225
Nokian Renkaat Oyj	187,364	4,530
Kesko Oyj Class B	118,087	3,798
Outokumpu Oyj	208,831	3,769
^ Neste Oil Oyj	229,338	3,752
Orion Oyj Class B	156,204	3,417
^ Sanoma Oyj	141,475	3,132
Rautaruukki Oyj	146,243	2,994
Pohjola Bank PLC	240,829	2,468
		203,959
France (16.0%)
Total SA	3,740,935	216,201
Sanofi-Aventis SA	1,863,912	137,826
BNP Paribas	1,676,854	119,790
GDF Suez	2,201,013	83,223
France Telecom SA	3,283,492	75,281
Societe Generale	1,113,678	64,434
AXA SA	3,006,229	61,901
ArcelorMittal	1,520,424	58,860
Vivendi SA	2,167,639	56,356
Danone	973,958	55,694
Carrefour SA	1,123,556	54,818
LVMH Moet Hennessy Louis Vuitton SA	433,848	47,270
Air Liquide SA	443,807	47,072
L'Oreal SA	423,943	44,700
Schneider Electric SA	417,502	43,072
Vinci SA	776,927	41,493
Unibail-Rodamco SE	156,385	33,886
Compagnie de St-Gobain	681,258	32,544
Pernod-Ricard SA	350,325	28,179
Lafarge SA	353,834	26,175
Credit Agricole SA	1,643,608	25,765
Alstom SA	357,526	23,872
Veolia Environnement	699,339	22,962
EDF SA	420,257	22,590
Cie Generale d'Optique Essilor International SA	356,116	20,716
Cie Generale des Etablissements Michelin Class B	260,999	20,211
Bouygues SA	396,103	19,501
Vallourec SA	100,416	17,272
PPR	134,794	16,438
* Renault SA	329,187	15,453
European Aeronautic Defence and Space Co. NV	717,773	14,029
* Alcatel-Lucent	4,085,110	13,759
Accor SA	258,578	13,045
Hermes International	93,483	12,867
Technip SA	183,923	12,573
Cap Gemini SA	260,957	11,588
Christian Dior SA	112,425	11,356
SES SA	499,637	10,959
Suez Environnement Co.	479,712	10,874
STMicroelectronics NV	1,208,037	9,893
^ Sodexo	168,203	9,213
* Peugeot SA	269,320	8,743
Publicis Groupe SA	208,044	8,559
Lagardere SCA	210,902	8,172
Casino Guichard Perrachon SA	98,113	8,050
* Natixis	1,557,234	7,180

Thales SA	157,666	7,145
SCOR SE	294,082	6,813
Dassault Systemes SA	115,139	6,614
Safran SA	334,631	6,535
* Cie Generale de Geophysique-Veritas	256,668	6,277
Klepierre	161,660	6,022
CNP Assurances	65,017	5,756
Eutelsat Communications	174,003	5,616
Legrand SA	183,955	5,308
Neopost SA	55,724	4,434
Bureau Veritas SA	85,278	4,109
Aeroports de Paris	52,634	4,101
Fonciere Des Regions	40,603	4,035
* Air France-KLM	243,023	3,960
Eiffage SA	70,831	3,695
* Atos Origin SA	79,355	3,691
Societe Television Francaise 1	207,795	3,583
^ Eurazeo	47,985	3,472
Societe BIC SA	48,242	3,431
Gecina SA	33,644	3,335
ICADE	34,287	3,305
Imerys SA	59,024	3,264
Iliad SA	28,181	3,123
* JC Decaux SA	117,042	3,009
M6-Metropole Television	112,535	2,989
* Societe Des Autoroutes Paris-Rhin-Rhone	39,046	2,860
^ Eramet	9,345	2,813
BioMerieux	25,093	2,759
Ipsen SA	44,449	2,390
PagesJaunes Groupe	220,107	2,375
		1,831,234
Germany (11.6%)
^ Siemens AG	1,457,164	129,932
E.ON AG	3,366,617	123,849
Bayer AG	1,464,540	100,102
BASF SE	1,626,642	92,539
Allianz SE	802,360	88,842
SAP AG	1,519,695	69,414
Daimler AG	1,430,245	65,798
RWE AG	741,568	65,792
Deutsche Telekom AG	5,020,585	65,005
Deutsche Bank AG	1,048,703	63,972
Muenchener Rueckversicherungs AG	349,602	52,353
Linde AG	268,610	29,461
Deutsche Post AG	1,498,501	26,119
Bayerische Motoren Werke AG	586,379	25,059
Deutsche Boerse AG	345,349	22,636
^ ThyssenKrupp AG	590,543	18,670
Adidas AG	342,799	17,472
Fresenius Medical Care AG & Co. KGaA	339,976	17,232
K&S AG	305,076	17,149
Henkel AG & Co. KGaA Prior Pfd.	316,308	16,130
HeidelbergCement AG	249,691	15,079
Volkswagen AG Prior Pfd.	185,421	15,016
MAN SE	187,869	12,563
Metro AG	200,772	11,002
* Infineon Technologies AG	1,937,177	10,690

	Merck KGaA	115,061	10,255
	Henkel AG & Co. KGaA	228,887	9,998
	Fresenius SE Prior Pfd.	143,692	9,784
*	Commerzbank AG	1,261,430	9,752
	Beiersdorf AG	156,257	9,136
	Porsche Automobil Holding SE Prior Pfd.	156,130	8,842
*	QIAGEN NV	398,517	8,713
	Daimler AG	166,896	7,646
^	Volkswagen AG	78,004	6,814
	Deutsche Lufthansa AG	408,044	6,544
	Salzgitter AG	68,906	6,098
	RWE AG Prior Pfd.	69,811	5,634
	GEA Group AG	274,457	5,598
	Hochtief AG	74,464	5,543
*	Hannover Rueckversicherung AG	107,305	4,955
*	Deutsche Postbank AG	153,876	4,683
	Celesio AG	148,182	4,321
	Wacker Chemie AG	27,616	3,615
	Fraport AG Frankfurt Airport Services Worldwide	64,232	3,263
*	United Internet AG	220,441	3,242
	Fresenius SE	49,654	3,044
	Bayerische Motoren Werke AG Prior Pfd.	92,708	2,907
	Puma AG Rudolf Dassler Sport	9,221	2,823
	Suedzucker AG	116,357	2,696
^	Solarworld AG	145,416	2,443
^,* TUI AG		244,473	2,260
			1,322,485
Greece (0.7%)
*	National Bank of Greece SA	844,915	18,469
	OPAP SA	394,598	8,609
*	Alpha Bank AE	826,441	7,932
	Coca Cola Hellenic Bottling Co. SA	325,376	7,457
	Bank of Cyprus Public Co. Ltd.	987,226	6,234
*	National Bank of Greece SA ADR	1,150,657	5,132
*	EFG Eurobank Ergasias SA	578,218	4,926
*	Piraeus Bank SA	526,209	4,446
*	Public Power Corp. SA	206,297	3,854
	Hellenic Telecommunications Organization SA ADR	467,545	3,217
	Marfin Investment Group SA	1,130,080	3,121
	Titan Cement Co. SA	98,911	2,805
	Hellenic Telecommunications Organization SA	204,017	2,795
	Hellenic Petroleum SA	163,628	2,020
			81,017
Ireland (0.4%)
	CRH PLC	1,218,879	29,445
	Kerry Group PLC Class A	244,914	7,268
*	Elan Corp. PLC	884,404	6,629
*	Ryanair Holdings PLC ADR	101,481	2,637
^,* Anglo Irish Bank Corp. Ltd.		2,503,596	753
*	Ryanair Holdings PLC	133,763	621
	CRH PLC	7,832	188
			47,541
Italy (5.0%)
	ENI SPA	4,610,816	107,162
*	UniCredit SPA	29,006,624	79,989
	Enel SPA	11,657,462	62,669
*	Intesa Sanpaolo SPA (Registered)	13,640,499	51,924

Assicurazioni Generali SPA	2,067,921	49,175
Telecom Italia SPA	17,773,224	26,574
Tenaris SA	836,519	18,616
* Fiat SPA	1,355,317	16,985
Saipem SPA	468,988	15,184
Unione di Banche Italiane SCPA	1,022,884	14,040
Telecom Italia SPA	10,651,251	12,372
Snam Rete Gas SPA	2,519,979	11,858
Atlantia SPA	453,326	11,324
Finmeccanica SPA	718,362	9,956
Mediaset SPA	1,251,155	9,497
Terna Rete Elettrica Nazionale SPA	2,318,621	9,352
* Mediobanca SPA	833,708	9,112
Parmalat SPA	3,034,026	7,606
* Banco Popolare SC	1,123,548	7,107
Banca Monte dei Paschi di Siena SPA	3,864,287	6,250
Luxottica Group SPA	202,209	5,268
Intesa Sanpaolo SPA (Bearer)	1,654,595	4,853
Banca Popolare di Milano Scarl	708,194	4,598
A2A SPA	1,943,354	3,686
Prysmian SPA	179,102	3,251
^ Banca Carige SPA	1,147,176	2,944
* Pirelli & C SPA	4,694,533	2,725
^ Mediolanum SPA	396,788	2,217
* Autogrill SPA	182,125	2,213
Exor SPA	125,428	2,058
^ Fondiaria-Sai SPA	110,713	1,793
* Unipol Gruppo Finanziario SPA	1,319,173	1,597
^ Italcementi SPA	124,038	1,535
		575,490
Netherlands (5.1%)
Royal Dutch Shell PLC Class A	4,328,822	120,202
Unilever NV	2,884,973	88,338
* ING Groep NV	6,446,475	60,369
Koninklijke Philips Electronics NV	1,722,159	52,006
Koninklijke KPN NV	2,959,203	49,000
Koninklijke Ahold NV	2,110,855	26,525
Akzo Nobel NV	410,281	24,423
ASML Holding NV	746,316	23,439
Heineken NV	433,877	21,407
TNT NV	657,027	18,862
* Aegon NV	2,765,352	16,525
Reed Elsevier NV	1,274,346	15,389
Koninklijke DSM NV	272,731	12,711
Wolters Kluwer NV	494,983	10,332
* Randstad Holding NV	179,336	8,607
Heineken Holding NV	195,802	8,233
Fugro NV	118,374	7,020
Corio NV	94,780	5,818
SBM Offshore NV	294,078	5,739
Koninklijke Vopak NV	55,349	4,146
Koninklijke Boskalis Westminster NV	111,162	3,903
ASML Holding NV	17,494	547
* Aegon NV	1,765	10
		583,551
Norway (1.2%)
Statoil ASA	1,989,008	44,636

*	Telenor ASA	1,468,038	19,080
*	DnB NOR ASA	1,586,518	17,916
	Yara International ASA	334,927	13,983
	Orkla ASA	1,361,845	12,281
	Seadrill Ltd.	497,237	11,283
*	Norsk Hydro ASA	1,200,214	8,704
^,* Renewable Energy Corp. ASA		597,254	3,464
			131,347
Portugal (0.5%)
	EDP - Energias de Portugal SA	3,083,008	12,220
	Portugal Telecom SGPS SA	1,030,556	10,635
	Banco Espirito Santo SA	939,679	5,469
	Banco Comercial Portugues SA	4,198,656	4,537
	Galp Energia SGPS SA Class B	268,766	4,286
	Jeronimo Martins SGPS SA	384,406	3,688
^	Cimpor Cimentos de Portugal SGPS SA	424,631	3,578
*	EDP Renovaveis SA	383,727	3,307
	Brisa Auto-Estradas de Portugal SA	311,929	2,961
			50,681
Spain (6.4%)
	Banco Santander SA	14,343,950	204,845
	Telefonica SA	7,365,754	176,451
	Banco Bilbao Vizcaya Argentaria SA	6,305,835	96,124
	Iberdrola SA	6,511,373	55,437
	Repsol YPF SA	1,297,303	30,648
	Inditex SA	384,969	24,232
^	ACS Actividades de Construccion y Servicios SA	250,775	11,836
	Banco Popular Espanol SA	1,539,915	11,670
	Abertis Infraestructuras SA	500,921	10,145
	Red Electrica Corp. SA	191,470	9,599
^	Banco de Sabadell SA	1,597,309	8,514
	Ferrovial SA	781,844	8,155
	Gas Natural SDG SA	392,905	7,804
	Criteria Caixacorp SA	1,479,016	6,698
	Enagas	319,373	6,620
	Iberdrola Renovables SA	1,479,676	6,555
	Acciona SA	45,204	5,449
	Mapfre SA	1,276,761	5,034
^	Acerinox SA	250,713	4,718
	Gamesa Corp. Tecnologica SA	324,455	4,709
^	Bankinter SA	509,229	4,546
	Zardoya Otis SA	234,073	4,344
	Indra Sistemas SA	176,312	3,827
	Grifols SA	229,276	3,495
	Telefonica SA ADR	44,539	3,189
^	Banco de Valencia SA	368,947	2,801
*	Iberia Lineas Aereas de Espana SA	849,942	2,581
	Fomento de Construcciones y Contratas SA	66,682	2,565
	Gestevision Telecinco SA	175,916	2,508
^,* Sacyr Vallehermoso SA		160,751	1,673
	Banco Santander SA ADR	99,776	1,405
			728,177
Sweden (3.8%)
	Hennes & Mauritz AB Class B	905,407	53,281
	Nordea Bank AB	5,720,272	52,463
	Telefonaktiebolaget LM Ericsson Class B	5,285,773	51,224
	TeliaSonera AB	3,978,864	26,764

Svenska Handelsbanken AB Class A	866,692	22,583
Sandvik AB	1,785,796	19,405
Volvo AB Class B	1,927,070	16,232
Atlas Copco AB Class A	1,189,295	16,124
* Skandinaviska Enskilda Banken AB Class A	2,694,069	15,955
Investor AB Class B	804,286	14,158
Svenska Cellulosa AB Class B	1,011,867	13,632
Skanska AB Class B	703,288	10,883
SKF AB	689,189	10,648
* Electrolux AB Class B	422,558	9,955
Millicom International Cellular SA	134,362	9,616
Assa Abloy AB Class B	548,756	9,469
* Swedbank AB Class A	1,083,152	9,320
Swedish Match AB	441,169	9,238
Atlas Copco AB Class B	688,636	8,301
Alfa Laval AB	596,278	8,095
Tele2 AB	538,842	7,591
Getinge AB	354,453	7,588
Scania AB Class B	565,790	6,951
Volvo AB Class A	776,962	6,518
Securitas AB Class B	551,637	5,343
SSAB AB Class A	324,236	5,241
* Husqvarna AB	716,696	4,877
* Lundin Petroleum AB	398,405	3,027
Holmen AB	92,360	2,211
SSAB AB Class B	148,992	2,205
		438,898
Switzerland (11.6%)
Nestle SA	6,141,006	291,094
Roche Holding AG	1,244,251	208,749
Novartis AG	3,737,023	199,986
Credit Suisse Group AG	1,993,111	86,216
* UBS AG	6,250,372	81,517
ABB Ltd.	3,908,023	70,750
Zurich Financial Services AG	260,872	55,464
Syngenta AG	167,538	42,874
Cie Financiere Richemont SA	924,471	31,313
Holcim Ltd.	434,457	29,750
Swiss Reinsurance Co. Ltd.	611,817	26,449
Swisscom AG	41,380	15,083
Swatch Group AG (Bearer)	54,837	14,335
Synthes Inc.	104,818	13,343
SGS SA	9,668	12,431
Geberit AG	69,265	12,190
Julius Baer Group Ltd.	364,472	12,116
Adecco SA	217,205	11,703
Givaudan SA	13,492	10,998
Sonova Holding AG	81,699	10,112
* Actelion Ltd.	176,385	9,332
Kuehne & Nagel International AG	95,108	9,167
Baloise-Holding AG	88,736	7,357
Nobel Biocare Holding AG	221,241	6,508
Swiss Life Holding AG	51,135	6,432
Schindler Holding AG (Bearer)	85,450	6,317
Lonza Group AG	80,709	5,740
* Logitech International SA	325,472	5,498
Lindt & Spruengli AG	200	4,940

GAM Holding Ltd.	373,631	4,277
Pargesa Holding SA	47,913	4,017
Swatch Group AG (Registered)	77,850	3,915
Straumann Holding AG	13,638	3,618
Lindt & Spruengli AG	1,518	3,273
Aryzta AG	82,387	3,254
Schindler Holding AG	37,930	2,838
Aryzta AG	59,634	2,344
BKW FMB Energie AG	23,956	1,822
* UBS AG (New York Shares)	51,025	664
		1,327,786
United Kingdom (31.2%)
HSBC Holdings PLC	30,705,393	328,717
BP PLC	31,436,721	293,304
Vodafone Group PLC	87,864,135	187,713
GlaxoSmithKline PLC	9,188,834	178,833
Royal Dutch Shell PLC Class B	4,774,325	127,003
AstraZeneca PLC	2,566,299	119,118
Rio Tinto PLC	2,428,275	118,414
British American Tobacco PLC	3,535,588	116,868
BHP Billiton PLC	3,908,651	114,661
BG Group PLC	5,952,547	109,430
Tesco PLC	14,050,939	95,094
Barclays PLC	20,206,442	86,362
* Anglo American PLC	2,331,532	85,546
Standard Chartered PLC	3,559,716	81,993
Diageo PLC	4,426,952	74,408
Unilever PLC	2,273,030	69,120
Imperial Tobacco Group PLC	1,800,172	58,051
Reckitt Benckiser Group PLC	1,075,141	55,735
* Xstrata PLC	3,376,371	54,786
* Lloyds Banking Group PLC	67,537,783	54,296
Royal Dutch Shell PLC Class A	1,950,613	53,914
SABMiller PLC	1,670,290	45,422
National Grid PLC	4,356,359	43,754
Prudential PLC	4,470,125	40,940
Centrica PLC	9,074,481	38,957
BAE Systems PLC	6,267,711	35,152
Cadbury PLC	2,420,222	31,995
Scottish & Southern Energy PLC	1,630,121	30,381
BT Group PLC	13,726,314	29,956
Aviva PLC	4,850,784	29,707
Tullow Oil PLC	1,421,315	26,034
Rolls-Royce Group PLC	3,282,387	25,010
Compass Group PLC	3,277,253	22,312
Pearson PLC	1,435,026	20,321
Shire PLC	992,415	19,655
WPP PLC	2,019,472	18,635
Experian PLC	1,822,687	17,330
WM Morrison Supermarkets PLC	3,756,942	17,285
Reed Elsevier PLC	2,151,204	17,123
British Sky Broadcasting Group PLC	2,020,202	17,108
BP PLC ADR	293,298	16,460
Smith & Nephew PLC	1,573,073	15,825
Marks & Spencer Group PLC	2,809,705	15,556
* Old Mutual PLC	9,309,130	15,348
* Royal Bank of Scotland Group PLC	29,975,783	15,230

Kingfisher PLC	4,199,926	14,147
International Power PLC	2,683,222	13,699
Land Securities Group PLC	1,342,151	13,623
Capita Group PLC	1,102,892	12,693
* Cairn Energy PLC	2,443,532	12,594
Legal & General Group PLC	10,350,894	12,434
RSA Insurance Group PLC	6,003,976	12,277
Standard Life PLC	3,904,652	12,151
Man Group PLC	3,022,062	11,326
Vodafone Group PLC ADR	525,198	11,271
* Wolseley PLC	500,592	11,013
Next PLC	351,392	10,957
Smiths Group PLC	690,246	10,956
J Sainsbury PLC	2,125,336	10,931
Randgold Resources Ltd.	158,109	10,927
British Land Co. PLC	1,515,545	10,516
* Carnival PLC	288,959	10,389
Cable & Wireless PLC	4,555,468	10,300
United Utilities Group PLC	1,201,776	10,250
Antofagasta PLC	702,619	9,753
* Autonomy Corp. PLC	379,224	9,394
Vedanta Resources PLC	240,070	9,208
G4S PLC	2,233,353	8,968
Associated British Foods PLC	635,400	8,926
Johnson Matthey PLC	377,331	8,772
Sage Group PLC	2,308,921	8,685
Inmarsat PLC	776,168	8,428
* Lonmin PLC	271,981	7,780
Cobham PLC	2,039,228	7,545
Severn Trent PLC	420,247	7,528
Burberry Group PLC	767,101	7,488
Hammerson PLC	1,243,693	7,472
Rexam PLC	1,546,584	7,364
* Kazakhmys PLC	376,117	7,220
3i Group PLC	1,721,043	7,219
AMEC PLC	588,276	7,090
Invensys PLC	1,427,883	6,982
Whitbread PLC	308,345	6,895
Serco Group PLC	857,133	6,813
Eurasian Natural Resources Corp.	455,035	6,535
Intercontinental Hotels Group PLC	455,849	6,519
Segro PLC	1,287,715	6,396
Home Retail Group PLC	1,570,128	6,375
Liberty International PLC	880,971	6,373
Admiral Group PLC	329,463	5,932
Bunzl PLC	577,066	5,734
Petrofac Ltd.	364,042	5,578
Thomas Cook Group PLC	1,506,574	5,440
* Resolution Ltd.	4,244,712	5,412
ICAP PLC	918,484	5,397
Balfour Beatty PLC	1,231,234	5,231
Firstgroup PLC	865,276	5,072
Investec PLC	737,835	4,984
Tomkins PLC	1,567,520	4,690
Schroders PLC	221,311	4,374
Drax Group PLC	646,552	4,230
TUI Travel PLC	992,224	4,093
Fresnillo PLC	317,875	3,381

^,* British Airways PLC				1,021,979	3,332
	London Stock Exchange Group PLC			268,806	2,732
	Carphone Warehouse Group PLC			726,953	2,206
	WPP PLC ADR			40,001	1,844
					3,562,706
Total Common Stocks (Cost $15,142,303)					11,270,095
					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (3.9%)[1]
Money Market Fund (3.8%)
[2,3] Vanguard Market Liquidity Fund		0.175%		430,440,858	430,441

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
4,5	Federal Home Loan Bank Discount Notes	0.275%	2/19/10	10,000	10,000
4,6	Freddie Mac Discount Notes	0.205%	3/22/10	4,000	3,999
					13,999
Total Temporary Cash Investments (Cost $444,438)					444,440
Total Investments (102.6%) (Cost $15,586,741)					11,714,535
Other Assets and Liabilities-Net (-2.6%)[3]					(294,823)
Net Assets (100%)					11,419,712

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $205,615,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.6% and 3.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $220,600,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
5 Securities with a value of $10,000,000 have been segregated as initial margin for open futures contracts.
6 Securities with a value of $2,290,000 have been segregated as collateral for open forward contracts.
ADR—American Depositary Receipt.

European Stock Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also may enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts.

Futures and forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

European Stock Index Fund

At January 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
Dow Jones EURO STOXX 50 Index	March 2010	1,515	58,393	(3,080)
FTSE 100	March 2010	510	42,075	(967)

At January 31, 2010, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

	Contract Amount (000)
					Unrealized
					Appreciation
					(Depreciation)
Contract Settlement Date		Receive		Deliver	($000)
3/24/10	EUR	44,227	USD	61,465	(2,708)
3/24/10	GBP	26,861	USD	43,025	(749)

EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

European Stock Index Fund

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of January 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	54,020	11,215,322	753
Temporary Cash Investments	430,441	13,999	—
Futures Contracts—Assets[1]	796	—	—
Forward Currency Contracts—Liabilities	(3,457)	—	—
Total	481,800	11,229,321	753
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended January 31, 2010:

Investments in
Common Stocks
($000)
Amount valued based on Level 3 Inputs
Balance as of October 31, 2009	800
Change in Unrealized Appreciation (Depreciation)	(47)
Balance as of January 31, 2010	753

E. At January 31, 2010, the cost of investment securities for tax purposes was $15,589,830,000. Net unrealized depreciation of investment securities for tax purposes was $3,875,295,000, consisting of unrealized gains of $316,778,000 on securities that had risen in value since their purchase and $4,192,073,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Emerging Markets Stock Index Fund

Schedule of Investments
As of January 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Brazil (16.1%)
Petroleo Brasileiro SA Prior Pfd.	17,720,912	321,233
Petroleo Brasileiro SA ADR Type A	7,676,462	276,967
Vale SA Class B Pfd. ADR	11,952,312	269,883
Petroleo Brasileiro SA	12,701,496	257,534
Petroleo Brasileiro SA ADR	5,645,421	229,035
Vale SA Prior Pfd.	10,233,577	228,776
Itau Unibanco Holding SA ADR	11,680,787	223,804
Vale SA Class B ADR	8,178,519	210,924
Itau Unibanco Holding SA Prior Pfd.	9,878,408	189,341
Vale SA	6,981,638	181,152
Banco Bradesco SA	9,587,990	159,359
Investimentos Itau SA Prior Pfd.	23,722,752	141,330
Banco Bradesco SA ADR	8,129,364	134,622
OGX Petroleo e Gas Participacoes SA	13,278,012	118,340
BM&FBOVESPA SA	12,924,513	87,283
Banco do Brasil SA	5,341,065	79,620
Cia de Bebidas das Americas Prior Pfd.	845,306	77,580
BRF - Brasil Foods SA	3,034,000	72,671
Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	2,679,055	70,494
Cia Siderurgica Nacional SA ADR	2,380,186	69,311
Cia de Bebidas das Americas ADR	717,010	66,367
Banco Santander Brasil SA ADR	4,945,290	59,541
Cia Siderurgica Nacional SA	1,802,860	52,603
Cielo SA	6,508,345	51,791
Gerdau SA ADR	3,774,635	50,769
Bradespar SA Prior Pfd.	2,407,971	49,590
Metalurgica Gerdau SA Class A	2,919,008	48,531
Cia de Concessoes Rodoviarias	2,086,624	44,522
Centrais Eletricas Brasileiras SA	2,085,881	44,307
Gerdau SA Prior Pfd.	3,143,500	42,258
Redecard SA	3,019,464	42,208
Vivo Participacoes SA Prior Pfd.	1,441,052	40,892
Centrais Eletricas Brasileiras SA Prior Pfd.	2,058,759	37,899
Cyrela Brazil Realty SA	3,062,599	35,159
Ultrapar Participacoes SA Prior Pfd.	784,748	34,512
All America Latina Logistica SA	4,158,163	33,309
Cia Energetica de Minas Gerais Prior Pfd.	1,997,632	33,223
Usinas Siderurgicas de Minas Gerais SA	1,217,383	32,059
Natura Cosmeticos SA	1,715,065	30,880
* Global Village Telecom Holding SA	962,592	28,648
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	426,643	28,466
Cia Energetica de Minas Gerais ADR	1,707,504	28,464
Tele Norte Leste Participacoes SA Prior Pfd.	1,592,963	28,395
Souza Cruz SA	759,273	24,373
Marfrig Alimentos SA	2,039,565	24,345
Cia Energetica de Sao Paulo Prior Pfd.	1,925,571	23,996
Lojas Renner SA	1,231,491	23,506
Lojas Americanas SA Prior Pfd.	3,309,798	23,230
PDG Realty SA Empreendimentos e Participacoes	2,916,346	23,223

Tele Norte Leste Participacoes SA ADR	1,176,771	20,970
Empresa Brasileira de Aeronautica SA ADR	942,057	20,000
CPFL Energia SA	1,037,639	19,971
* NET Servicos de Comunicacao SA Prior Pfd.	1,688,791	19,531
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Prior Pfd.	1,012,313	19,280
Duratex SA	2,229,161	19,146
* Fibria Celulose SA	1,039,836	18,861
MRV Engenharia e Participacoes SA	2,824,381	18,205
JBS SA	3,557,930	17,629
Suzano Papel e Celulose SA Prior Pfd.	1,567,127	16,885
* Hypermarcas SA	1,438,490	16,567
Gafisa SA	1,217,380	15,739
* BR Malls Participacoes SA	1,431,061	15,563
Tractebel Energia SA	1,423,597	15,278
Cia Paranaense de Energia ADR	749,905	15,261
Tele Norte Leste Participacoes SA	710,781	15,041
Tam SA Prior Pfd.	821,008	15,013
Brasil Telecom SA Prior Pfd.	2,055,588	14,275
Localiza Rent a Car SA	1,327,359	13,900
Banco do Estado do Rio Grande do Sul Prior Pfd.	1,954,702	13,584
* LLX Logistica SA	3,036,403	13,434
Cia de Saneamento Basico do Estado de Sao Paulo ADR	388,799	13,239
* Fibria Celulose SA ADR	709,907	12,977
* Braskem SA	1,818,424	12,792
* Cosan SA Industria e Comercio	1,117,150	12,624
Rossi Residencial SA	1,802,269	12,525
* Gol Linhas Aereas Inteligentes SA Prior Pfd.	1,015,400	12,443
Klabin SA Prior Pfd.	4,656,661	12,056
EDP - Energias do Brasil SA	641,805	12,036
Gerdau SA	1,107,400	11,456
Multiplan Empreendimentos Imobiliarios SA	710,889	11,314
AES Tiete SA Prior Pfd.	1,123,500	11,313
Brasil Telecom SA ADR	531,676	11,117
* Fertilizantes Fosfatados SA Prior Pfd.	1,089,667	10,804
Porto Seguro SA	1,013,824	10,197
Empresa Brasileira de Aeronautica SA	1,888,649	10,009
BRF - Brasil Foods SA ADR	202,217	9,725
Tim Participacoes SA ADR	359,963	9,456
Cia de Transmissao de Energia Electrica Paulista Prior Pfd.	348,800	8,780
Telemar Norte Leste SA Prior Pfd.	296,750	8,665
Tim Participacoes SA Prior Pfd.	3,297,732	8,660
Cia de Saneamento Basico do Estado de Sao Paulo	508,882	8,463
Cia Paranaense de Energia Prior Pfd.	360,439	7,369
Banco Santander Brasil SA	600,600	7,175
Vivo Participacoes SA ADR	254,139	7,113
* Centrais Eletricas Brasileiras SA ADR	312,200	6,644
B2W Cia Global Do Varejo	217,334	4,381
* NET Servicos de Comunicacao SA ADR	246,411	2,915
Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd.	51,219	1,719
* Brasil Telecom SA ADR	2,237	23
		5,108,448
Chile (1.6%)
Empresas COPEC SA	4,785,911	76,706
Empresas CMPC SA	1,165,512	50,926
Enersis SA ADR	1,468,208	33,710
Centros Comerciales Sudamericanos SA	9,312,605	32,942
Empresa Nacional de Electricidad SA ADR	621,694	31,675

	Enersis SA	65,413,930	30,142
	Empresa Nacional de Electricidad SA	16,070,966	27,475
	Banco Santander Chile ADR	431,397	26,673
	CAP SA	803,305	25,825
	Lan Airlines SA	1,464,850	24,540
	Sociedad Quimica y Minera de Chile SA ADR	624,310	22,713
	Colbun SA	75,852,816	20,262
	ENTEL Chile SA	1,164,899	16,803
	SACI Falabella	2,880,693	16,297
	Sociedad Quimica y Minera de Chile SA Class B	342,370	12,706
	Banco de Credito e Inversiones	333,909	12,424
	Vina Concha y Toro SA	5,350,049	12,301
	AES Gener SA	25,802,487	12,160
	Cia Cervecerias Unidas SA	1,419,857	11,026
	Banco Santander Chile	54,517,082	3,329
			500,635
China (17.6%)
	China Mobile Ltd.	62,984,467	591,722
	China Construction Bank Corp.	470,578,493	359,493
	Industrial & Commercial Bank of China	478,407,659	348,427
	China Life Insurance Co. Ltd.	77,913,470	343,602
	Bank of China Ltd.	597,255,525	285,700
	CNOOC Ltd.	187,189,952	262,463
	PetroChina Co. Ltd.	221,265,679	247,115
	Tencent Holdings Ltd.	9,526,272	176,604
	China Shenhua Energy Co. Ltd.	33,904,325	144,515
	China Petroleum & Chemical Corp.	167,453,540	130,272
	Ping An Insurance Group Co. of China Ltd.	13,456,488	104,295
^	China Merchants Bank Co. Ltd.	36,474,949	83,780
	China Overseas Land & Investment Ltd.	43,101,076	76,547
	China Unicom Hong Kong Ltd.	62,819,048	70,082
	Bank of Communications Co. Ltd.	61,009,222	61,336
	China Telecom Corp. Ltd.	147,077,683	60,423
	China Coal Energy Co.	36,996,000	55,983
	Hengan International Group Co. Ltd.	7,145,000	47,674
	Belle International Holdings Ltd.	40,467,500	45,718
	China Resources Enterprise Ltd.	12,779,460	41,963
*,^ Aluminum Corp. of China Ltd.		41,947,480	41,680
	China Communications Construction Co. Ltd.	44,962,884	41,556
	Yanzhou Coal Mining Co. Ltd.	21,066,702	41,126
*,^ Byd Co. Ltd.		5,482,755	39,699
	China Merchants Holdings International Co. Ltd.	11,785,510	39,160
	China Resources Land Ltd.	21,408,000	38,465
	Tingyi Cayman Islands Holding Corp.	17,810,634	38,462
	Dongfeng Motor Group Co. Ltd.	29,188,044	37,924
*	China Mengniu Dairy Co. Ltd.	12,054,876	37,045
	Beijing Enterprises Holdings Ltd.	5,336,500	37,045
	Zijin Mining Group Co. Ltd.	42,990,120	34,906
	China Citic Bank Corp. Ltd.	52,194,933	34,749
	Lenovo Group Ltd.	49,659,309	33,950
*	China Minsheng Banking Corp. Ltd.	33,607,500	33,547
	China Resources Power Holdings Co. Ltd.	17,202,548	33,130
	Cnpc Hong Kong Ltd.	26,322,330	32,560
	China Yurun Food Group Ltd.	11,090,439	31,076
^	China COSCO Holdings Co. Ltd.	26,088,500	30,726
*	China Pacific Insurance Group Co. Ltd.	8,109,794	30,187
	Denway Motors Ltd.	52,941,718	30,167

^	Jiangxi Copper Co. Ltd.	14,996,057	29,941
^	Alibaba.com Ltd.	13,162,132	29,548
*	China Railway Group Ltd.	40,593,608	29,106
*	GOME Electrical Appliances Holdings Ltd.	80,823,805	28,396
	Inner Mongolia Yitai Coal Co. Class B	3,353,913	27,649
	Sino-Ocean Land Holdings Ltd.	33,336,802	26,946
	Kingboard Chemical Holdings Ltd.	6,332,126	26,889
	Shanghai Industrial Holdings Ltd.	5,782,045	26,832
	Shimao Property Holdings Ltd.	17,120,257	26,083
*	China Taiping Insurance Holdings Co. Ltd.	8,271,407	26,007
	Fushan International Energy Group Ltd.	29,809,984	25,583
	China Railway Construction Corp. Ltd.	20,273,265	25,498
	Chaoda Modern Agriculture Holdings Ltd.	25,797,067	25,211
	Citic Pacific Ltd.	11,778,874	24,942
	Anhui Conch Cement Co. Ltd.	4,489,308	24,630
^	Li Ning Co. Ltd.	7,968,068	24,210
	Nine Dragons Paper Holdings Ltd.	17,340,000	24,148
*,^ PICC Property & Casualty Co. Ltd.		26,647,551	24,065
	Parkson Retail Group Ltd.	13,677,779	23,371
	China Agri-Industries Holdings Ltd.	16,549,586	22,505
	China Shipping Development Co. Ltd.	13,941,119	21,831
	Agile Property Holdings Ltd.	17,515,245	21,810
	China National Building Material Co. Ltd.	12,951,180	21,401
^	ZTE Corp.	3,605,249	21,032
*,^ China Longyuan Power Group Corp.		16,599,000	20,524
^	Angang Steel Co. Ltd.	11,883,666	20,488
*	Air China Ltd.	24,494,548	20,309
	China Oilfield Services Ltd.	16,800,000	19,854
^	Huaneng Power International Inc.	33,909,812	18,878
*,^ China Zhongwang Holdings Ltd.		18,154,932	18,871
	China Everbright Ltd.	7,912,010	18,563
	COSCO Pacific Ltd.	12,238,988	17,775
	Renhe Commercial Holdings Co. Ltd.	82,833,454	17,603
	Tsingtao Brewery Co. Ltd.	3,528,000	17,514
	Xinao Gas Holdings Ltd.	7,336,000	17,377
^	Geely Automobile Holdings Ltd.	39,028,000	17,198
	China High Speed Transmission Equipment Group Co. Ltd.	8,573,280	17,016
	Want Want China Holdings Ltd.	26,357,285	16,832
	Poly Hong Kong Investments Ltd.	16,490,000	16,330
	Weichai Power Co. Ltd.	2,198,800	15,862
	Yantai Changyu Pioneer Wine Co. Class B	1,769,203	15,328
^	Datang International Power Generation Co. Ltd.	35,622,568	15,108
^	Guangzhou R&F Properties Co. Ltd.	10,619,200	14,934
^	Country Garden Holdings Co.	45,486,821	14,845
	Shandong Weigao Group Medical Polymer Co. Ltd.	4,029,550	14,683
	China Dongxiang Group Co.	22,462,788	14,483
	Guangdong Investment Ltd.	28,117,944	14,309
	Shui On Land Ltd.	30,046,237	14,192
*	Metallurgical Corp. of China Ltd.	26,740,000	13,983
	Zhejiang Expressway Co. Ltd.	16,184,704	13,979
	China South Locomotive and Rolling Stock Corp.	21,087,877	13,882
	Huabao International Holdings Ltd.	13,563,838	13,767
	Shanghai Electric Group Co. Ltd.	31,759,918	13,752
^	Sinofert Holdings Ltd.	23,383,917	13,544
^	Golden Eagle Retail Group Ltd.	7,352,000	13,148
	China Vanke Co. Ltd. Class B	12,943,765	13,134
*,^ China Shipping Container Lines Co. Ltd.		33,535,618	12,568
	Fosun International	17,860,737	12,566

China BlueChemical Ltd.	18,931,405	12,282
Jiangsu Expressway Co. Ltd.	13,496,139	12,012
*,^ Maanshan Iron & Steel	19,971,134	11,959
*,^ Hidili Industry International Development Ltd.	11,408,913	11,950
*,^ Beijing Capital International Airport Co. Ltd.	20,841,654	11,669
^ Franshion Properties China Ltd.	35,296,094	11,575
^ Soho China Ltd.	23,094,106	11,218
^ Anta Sports Products Ltd.	8,328,000	10,934
China International Marine Containers Co. Ltd. Class B	7,823,259	10,736
China Communications Services Corp. Ltd.	20,129,311	10,174
Hopson Development Holdings Ltd.	7,953,840	9,828
* BBMG Corp.	9,919,000	9,818
^ Sinotruk Hong Kong Ltd.	8,313,500	9,678
*,^ Sinopec Shanghai Petrochemical Co. Ltd.	27,408,548	9,563
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	5,130,806	9,143
Dongfang Electric Corp. Ltd.	1,630,115	8,035
China Travel International Inv HK	32,407,669	8,029
Greentown China Holdings Ltd.	6,534,000	7,792
Shanghai Zhenhua Heavy Industry Co. Ltd. Class B	8,073,666	6,310
Harbin Power Equipment Co. Ltd.	6,237,460	4,973
		5,603,385
Colombia (0.3%)
BanColombia SA ADR	1,948,802	83,993

Czech Republic (0.5%)
CEZ AS	1,699,000	82,142
Komercni Banka AS	162,380	32,545
Telefonica O2 Czech Republic AS	1,225,699	29,052
		143,739
Egypt (0.2%)
Orascom Construction Industries GDR	972,320	45,231
* Orascom Telecom Holdings SAE GDR Rights Exp. 02/18/10	1,035,106	22,944
Orascom Telecom Holding SAE GDR	1,035,106	5,652
		73,827
Hungary (0.6%)
*,^ OTP Bank PLC	2,941,344	86,370
*,^ MOL Hungarian Oil and Gas NyRt	553,806	51,190
^ Richter Gedeon Nyrt.	149,030	31,370
Magyar Telekom Telecommunications PLC	5,126,066	18,452
		187,382
India (7.6%)
Reliance Industries Ltd.	13,781,005	309,928
Infosys Technologies Ltd.	4,807,307	256,845
Housing Development Finance Corp.	2,215,641	114,021
ICICI Bank Ltd.	5,962,401	106,640
Tata Consultancy Services Ltd.	4,954,417	78,679
Oil & Natural Gas Corp. Ltd.	2,722,052	64,424
Sterlite Industries India Ltd.	3,956,551	63,967
Bharat Heavy Electricals Ltd.	1,219,782	63,594
Larsen & Toubro Ltd.	2,059,687	63,353
ITC Ltd.	11,579,711	62,595
HDFC Bank Ltd. ADR	478,266	56,579
Jindal Steel & Power Ltd.	3,942,590	53,426
HDFC Bank Ltd.	1,481,088	51,948
Axis Bank Ltd.	2,291,017	50,654
Hindustan Unilever Ltd.	9,049,261	47,252

NTPC Ltd.	8,765,658	40,606
ICICI Bank Ltd. ADR	1,111,614	39,218
Tata Steel Ltd.	3,029,167	37,131
GAIL India Ltd.	4,063,555	34,569
Tata Motors Ltd.	2,264,082	33,850
Mahindra & Mahindra Ltd.	1,489,015	32,645
DLF Ltd.	4,354,138	31,307
Tata Power Co. Ltd.	1,041,800	29,327
Hero Honda Motors Ltd.	855,312	28,799
Jaiprakash Associates Ltd.	9,527,382	28,332
Hindalco Industries Ltd.	8,599,681	27,200
Wipro Ltd.	1,934,293	27,085
State Bank of India Ltd.	585,207	26,016
Sesa Goa Ltd.	3,383,226	25,240
Reliance Infrastructure Ltd.	1,091,268	24,383
Reliance Communications Ltd.	6,672,799	24,331
Sun Pharmaceutical Industries Ltd.	745,219	23,620
Kotak Mahindra Bank Ltd.	1,403,439	23,591
^ Wipro Ltd. ADR	1,176,512	23,166
Cipla Ltd.	3,371,663	23,112
Infrastructure Development Finance Co. Ltd.	7,002,276	22,870
Steel Authority of India Ltd.	4,907,069	22,733
Maruti Suzuki India Ltd.	736,720	22,102
Unitech Ltd.	12,829,195	20,556
United Spirits Ltd.	733,718	19,554
Reliance Capital Ltd.	1,078,023	18,759
Bajaj Auto Ltd.	469,953	17,823
* Cairn India Ltd.	3,101,717	17,798
JSW Steel Ltd.	815,236	17,332
^ Dr Reddys Laboratories Ltd. ADR	690,400	16,369
Ambuja Cements Ltd.	6,753,372	14,813
* Indiabulls Real Estate Ltd.	3,534,084	13,307
HCL Technologies Ltd.	1,780,418	13,261
* Satyam Computer Services Ltd.	5,691,587	12,141
Zee Entertainment Enterprises Ltd.	2,080,784	11,744
Grasim Industries Ltd.	205,394	11,559
Bharat Petroleum Corp. Ltd.	972,024	11,399
ACC Ltd.	600,038	11,299
* Ranbaxy Laboratories Ltd.	1,118,053	10,997
Siemens India Ltd.	789,537	10,935
* GMR Infrastructure Ltd.	8,244,514	10,708
* Reliance Natural Resources Ltd.	7,375,260	10,201
* Housing Development & Infrastructure Ltd.	1,373,940	9,770
* Suzlon Energy Ltd.	5,799,374	9,604
Dr Reddys Laboratories Ltd.	393,566	9,472
* Idea Cellular Ltd.	7,206,818	9,098
ABB Ltd.	475,183	8,307
United Phosphorus Ltd.	2,471,539	8,220
Aditya Birla Nuvo Ltd.	307,855	5,653
State Bank of India Ltd. GDR	47,357	4,227
		2,430,044
Indonesia (2.1%)
Telekomunikasi Indonesia Tbk PT	106,094,979	105,348
Astra International Tbk PT	21,393,090	81,784
Bank Central Asia Tbk PT	130,180,724	69,076
Perusahaan Gas Negara PT	127,013,980	50,869
Bumi Resources Tbk PT	185,575,052	48,464

Bank Rakyat Indonesia	58,255,300	47,233
Bank Mandiri Tbk PT	77,864,024	38,581
United Tractors Tbk PT	16,163,307	28,818
Indocement Tunggal Prakarsa Tbk PT	15,897,603	22,760
Unilever Indonesia Tbk PT	16,718,230	20,118
Adaro Energy PT	86,888,250	17,392
Indofood Sukses Makmur Tbk PT	44,778,296	17,106
Bank Danamon Indonesia Tbk PT	31,528,849	16,202
Tambang Batubara Bukit Asam Tbk PT	8,852,938	16,150
Semen Gresik Persero Tbk PT	16,295,320	13,848
Indo Tambangraya Megah PT	3,776,800	12,601
Indosat Tbk PT	16,456,273	9,818
Astra Agro Lestari Tbk PT	3,789,680	9,582
Aneka Tambang Tbk PT	38,025,159	8,545
International Nickel Indonesia Tbk PT	22,408,150	8,478
Bank Negara Indonesia Persero Tbk PT	35,298,000	7,225
* Lippo Karawaci Tbk PT	124,042,468	7,013
		657,011
Israel (3.0%)
Teva Pharmaceutical Industries Ltd.	9,026,178	511,521
Israel Chemicals Ltd.	5,369,903	69,713
* Check Point Software Technologies	1,779,251	56,900
* Bank Leumi Le-Israel BM	12,481,981	53,450
* Bank Hapoalim BM	10,508,966	44,984
Bezeq Israeli Telecommunication Corp. Ltd.	12,800,347	32,700
Teva Pharmaceutical Industries Ltd. ADR	562,697	31,916
* NICE Systems Ltd.	657,399	19,161
Cellcom Israel Ltd.	551,481	17,686
Partner Communications Co. Ltd.	841,846	17,386
* Israel Corp. Ltd.	21,089	15,386
Elbit Systems Ltd.	232,028	14,396
Makhteshim-Agan Industries Ltd.	2,633,712	13,172
* Mizrahi Tefahot Bank Ltd.	1,351,039	12,074
* Israel Discount Bank Ltd. Class A	4,840,432	10,888
Delek Group Ltd.	37,035	8,203
Discount Investment Corp.	298,422	7,047
Ormat Industries	546,707	4,575
		941,158
Malaysia (2.9%)
Sime Darby Bhd.	31,591,813	78,658
CIMB Group Holdings Bhd.	20,787,632	76,921
Malayan Banking Bhd.	37,341,158	74,086
IOI Corp. Bhd.	38,790,778	58,336
Genting Bhd.	23,567,790	48,436
Tenaga Nasional Bhd.	20,695,646	48,267
Public Bank Bhd.	11,296,747	39,687
MISC Bhd.	13,928,178	32,532
Maxis Bhd.	19,884,650	31,363
AMMB Holdings Bhd.	20,971,258	29,784
Genting Malaysia Bhd.	34,599,210	28,089
PPB Group Bhd.	5,711,344	26,697
* Axiata Group Bhd.	27,800,509	26,523
Kuala Lumpur Kepong Bhd.	5,165,608	25,021
DiGi.Com Bhd.	3,762,373	24,057
British American Tobacco Malaysia Bhd.	1,566,505	19,311
YTL Corp. Bhd.	8,898,553	19,224
IJM Corp. Bhd.	12,265,650	16,493

PLUS Expressways Bhd.	16,389,982	15,899
Petronas Gas Bhd.	5,476,628	15,668
YTL Power International Bhd.	23,007,427	14,767
Gamuda Bhd.	17,752,788	14,361
Hong Leong Bank Bhd.	5,277,736	12,578
Tanjong PLC	2,327,036	11,830
UMW Holdings Bhd.	6,155,960	11,263
Berjaya Sports Toto Bhd.	8,743,445	10,779
SP Setia Bhd.	9,038,752	10,667
Telekom Malaysia Bhd.	11,532,740	10,533
Bursa Malaysia Bhd.	3,954,452	8,877
Parkson Holdings Bhd.	5,201,112	8,443
Alliance Financial Group Bhd.	10,558,517	7,701
RHB Capital Bhd.	4,924,435	7,584
Petronas Dagangan Bhd.	2,872,800	7,322
Lafarge Malayan Cement Bhd.	3,924,720	7,228
Hong Leong Financial Group Bhd.	3,058,200	6,766
Astro All Asia Networks PLC	6,184,090	5,762
MMC Corp. Bhd.	8,421,600	5,708
* IGB Corp. Bhd.	10,419,600	5,503
* AirAsia Bhd.	12,895,648	5,129
KLCC Property Holdings Bhd.	5,128,700	4,973
Genting Plantations Bhd.	2,164,100	3,811
* Malaysian Airline System Bhd.	3,879,900	2,965
		919,602
Mexico (4.3%)
America Movil SAB de CV	192,589,122	421,399
Wal-Mart de Mexico SAB de CV	30,901,204	137,000
Grupo Televisa SA	25,518,946	100,144
Fomento Economico Mexicano SAB de CV	22,629,468	95,777
* Cemex SAB de CV	96,431,725	90,165
Grupo Mexico SAB de CV Class B	40,260,518	81,598
Telmex Internacional SAB de CV	56,049,331	49,450
Grupo Financiero Banorte SAB de CV	14,972,230	49,232
Telefonos de Mexico SAB de CV	57,282,614	46,378
Grupo Elektra SA de CV	781,620	39,670
* Carso Global Telecom SAB de CV	7,449,918	32,852
* Grupo Modelo SAB de CV	5,424,647	26,771
Kimberly-Clark de Mexico SAB de CV Class A	5,787,152	25,963
Grupo Bimbo SAB de CV Class A	3,807,388	23,942
Grupo Financiero Inbursa SA	7,188,908	22,012
Alfa SAB de CV Class A	3,306,131	21,326
Mexichem SAB de CV	9,729,174	20,827
Industrias Penoles SAB de CV	1,088,714	20,139
Grupo Carso SAB de CV	6,199,766	19,168
Coca-Cola Femsa SAB de CV	2,974,633	18,391
* Desarrolladora Homex SAB de CV	2,433,590	12,432
Grupo Aeroportuario del Pacifico SAB de CV Class B	3,815,207	12,049
* Urbi Desarrollos Urbanos SAB de CV	5,496,193	11,665
Grupo Aeroportuario del Pacifico SAB de CV ADR	140,077	4,400
		1,382,750
Peru (0.6%)
Southern Copper Corp. (U.S. Shares)	1,698,312	45,226
Cia de Minas Buenaventura SA ADR	1,279,101	40,266
Credicorp Ltd.	422,657	31,636
Cia de Minas Buenaventura SA	721,920	23,269
Credicorp Ltd. (New York Shares)	298,100	22,247

	Southern Copper Corp.	547,989	14,741
			177,385
Philippines (0.4%)
	Philippine Long Distance Telephone Co.	501,180	28,365
	Manila Electric Co.	4,865,902	16,872
	Bank of the Philippine Islands	14,374,880	14,007
	SM Investments Corp.	2,020,616	13,723
	Ayala Land Inc.	57,685,150	12,934
	Ayala Corp.	1,930,666	11,983
	SM Prime Holdings Inc.	45,442,726	9,142
	Energy Development Corp.	80,841,753	8,224
	Globe Telecom Inc.	382,633	7,510
	Banco de Oro Unibank Inc.	7,854,491	6,064
	Jollibee Foods Corp.	4,948,459	5,578
	Metropolitan Bank & Trust	6,169,010	5,545
			139,947
Poland (1.3%)
	Powszechna Kasa Oszczednosci Bank Polski SA	6,592,450	87,400
*	Bank Pekao SA	1,244,381	71,860
	KGHM Polska Miedz SA	1,275,392	41,844
	Telekomunikacja Polska SA	7,136,960	39,394
*	Polski Koncern Naftowy Orlen	3,441,359	39,286
*,^ Polska Grupa Energetyczna SA		2,548,814	20,595
	Polskie Gornictwo Naftowe I Gazownictwo SA	12,916,992	16,682
*	Bank Zachodni WBK SA	247,500	14,896
^	Asseco Poland SA	651,871	13,352
*	Globe Trade Centre SA	1,394,525	11,309
*	Getin Holding SA	3,538,253	10,970
*	BRE Bank SA	114,702	9,974
*	Bank Handlowy w Warszawie SA	368,217	9,394
*	ING Bank Slaski SA	36,558	8,696
	TVN SA	1,629,404	7,701
*,^ Bank Millennium SA		5,287,247	7,613
*	PBG SA	89,881	6,538
*	Grupa Lotos SA	602,512	5,708
	Cyfrowy Polsat SA	866,731	4,438
			427,650
Russia (6.9%)
	Gazprom OAO ADR (London Shares)	24,790,288	601,121
	Lukoil OAO ADR	4,908,018	268,404
	Sberbank of Russian Federation	89,280,728	253,829
	MMC Norilsk Nickel ADR	9,033,090	138,901
	Rosneft Oil Co. GDR	13,434,767	103,327
	Mobile Telesystems OJSC ADR	2,109,313	100,783
	Tatneft ADR	2,493,072	76,705
	NovaTek OAO GDR	965,716	68,408
	Surgutneftegaz ADR	7,577,377	63,683
	Vimpel-Communications ADR	3,278,023	59,463
*	RusHydro	1,144,838,636	48,152
	Polyus Gold Co. ADR	1,623,975	43,594
	VTB Bank OJSC GDR	8,457,750	41,886
	Surgutneftegaz Prior Pfd.	73,983,629	34,095
*	Federal Grid Co. Unified Energy System JSC	3,082,247,175	33,511
*	Uralkali	7,860,768	32,769
	Mechel ADR	1,556,054	30,794
	Severstal GDR	2,172,725	26,582
*	Sistema JSFC GDR	1,035,903	25,730

* Novolipetsk Steel OJSC GDR	844,991	25,677
Sberbank of Russian Federation Prior Pfd.	10,671,810	25,553
Gazprom Neft JSC	3,605,626	18,158
* Inter Rao Ues OAO	11,166,854,879	17,755
* Wimm-Bill-Dann Foods OJSC ADR	767,854	15,956
* Pharmstandard GDR	827,710	15,845
* TMK OAO GDR	617,441	11,707
Comstar United Telesystems OJSC GDR	1,888,715	11,205
* Polymetal	1,123,440	10,333
		2,203,926
South Africa (6.9%)
Sasol Ltd.	6,021,045	223,103
MTN Group Ltd.	15,448,014	220,530
Standard Bank Group Ltd.	12,247,562	173,557
Impala Platinum Holdings Ltd.	5,639,246	144,480
Naspers Ltd.	4,011,400	141,398
AngloGold Ashanti Ltd.	3,167,732	113,572
Gold Fields Ltd.	7,058,801	81,061
FirstRand Ltd.	29,768,021	72,091
Sanlam Ltd.	21,690,064	64,719
ABSA Group Ltd.	3,412,304	59,678
Anglo Platinum Ltd.	630,125	59,479
Remgro Ltd.	4,659,166	54,820
Bidvest Group Ltd.	3,093,685	53,031
Tiger Brands Ltd.	1,759,447	40,714
Shoprite Holdings Ltd.	4,365,863	39,849
Kumba Iron Ore Ltd.	861,272	36,408
Harmony Gold Mining Co. Ltd.	3,872,823	35,783
Steinhoff International Holdings Ltd.	12,889,059	32,622
African Bank Investments Ltd.	8,178,780	31,585
RMB Holdings Ltd.	7,775,403	31,288
Nedbank Group Ltd.	1,874,169	29,769
Vodacom Group Pty Ltd.	3,993,867	28,529
Growthpoint Properties Ltd.	15,102,153	26,956
ArcelorMittal South Africa Ltd.	1,941,117	26,602
Truworths International Ltd.	4,671,672	25,817
Massmart Holdings Ltd.	2,194,723	25,032
Redefine Income Fund Ltd.	25,647,628	24,081
African Rainbow Minerals Ltd.	1,090,521	23,835
Pretoria Portland Cement Co. Ltd.	5,389,150	23,623
* Sappi Ltd.	5,517,931	23,457
* Aspen Pharmacare Holdings Ltd.	2,658,922	23,425
Aveng Ltd.	4,319,059	20,027
Imperial Holdings Ltd.	1,830,706	19,099
Exxaro Resources Ltd.	1,356,203	18,759
Murray & Roberts Holdings Ltd.	3,451,138	17,771
Woolworths Holdings Ltd.	7,311,780	17,467
Netcare Ltd.	9,965,941	16,994
Investec Ltd.	2,384,923	16,861
Foschini Ltd.	2,026,122	14,867
Reunert Ltd.	1,979,130	14,617
Pick n Pay Stores Ltd.	2,531,825	13,310
Telkom SA Ltd.	2,922,656	12,633
Discovery Holdings Ltd.	2,813,957	11,434
Liberty Holdings Ltd.	1,269,878	11,088
Northam Platinum Ltd.	1,614,376	10,420
		2,206,241

South Korea (12.9%)
Samsung Electronics Co. Ltd.	642,747	431,869
2 Samsung Electronics Co. Ltd. GDR	1,023,696	350,755
POSCO ADR	1,662,213	187,747
Hyundai Motor Co.	1,619,934	156,420
POSCO	267,096	121,834
* Hynix Semiconductor Inc.	4,904,590	95,285
Samsung Electronics Co. Ltd. Prior Pfd.	213,592	93,954
LG Electronics Inc.	976,450	91,088
Hyundai Mobis	656,885	83,223
LG Chem Ltd.	484,576	83,086
* Shinhan Financial Group Co. Ltd.	2,306,519	80,537
LG Display Co. Ltd.	2,413,866	78,033
KB Financial Group Inc. ADR	1,754,271	74,978
* KB Financial Group Inc.	1,653,084	71,243
KT&G Corp.	1,171,966	68,065
Shinsegae Co. Ltd.	146,494	66,105
^ Shinhan Financial Group Co. Ltd. ADR	945,493	65,504
Samsung C&T Corp.	1,295,433	64,044
Hyundai Heavy Industries Co. Ltd.	394,133	63,150
* NHN Corp.	423,845	62,886
Samsung Fire & Marine Insurance Co. Ltd.	392,702	62,602
SK Energy Co. Ltd.	622,057	56,464
Hana Financial Group Inc.	1,973,610	56,192
Korea Electric Power Corp. ADR	3,291,904	53,493
Samsung Electro-Mechanics Co. Ltd.	633,887	52,994
LG Corp.	981,573	52,900
Hyundai Steel Co.	586,658	42,883
Samsung SDI Co. Ltd.	352,294	41,094
SK Telecom Co. Ltd. ADR	2,257,521	39,123
* Kia Motors Corp.	2,153,324	35,902
Korea Electric Power Corp.	1,047,981	34,546
Samsung Heavy Industries Co. Ltd.	1,667,565	34,220
Korea Exchange Bank	2,755,860	31,166
Samsung Engineering Co. Ltd.	310,802	30,197
KT Corp.	691,186	29,532
Hyundai Engineering & Construction Co. Ltd.	533,578	29,483
* Woori Finance Holdings Co. Ltd.	2,534,270	29,061
Samsung Securities Co. Ltd.	526,664	28,579
GS Engineering & Construction Corp.	373,551	28,466
KT Corp. ADR	1,323,147	27,958
SK Telecom Co. Ltd.	167,826	26,343
Samsung Techwin Co. Ltd.	384,045	25,005
Cheil Industries Inc.	484,485	23,230
Doosan Heavy Industries and Construction Co. Ltd.	328,162	23,203
Lotte Shopping Co. Ltd.	88,760	22,791
Amorepacific Corp.	32,673	22,770
LG Household & Health Care Ltd.	91,853	22,425
Daewoo Securities Co. Ltd.	1,329,230	21,966
S-Oil Corp.	486,315	21,508
OCI Co. Ltd.	135,088	20,163
* Industrial Bank of Korea	1,758,150	19,799
Hanwha Corp.	493,416	19,775
LG Telecom Ltd.	2,552,438	19,716
Daelim Industrial Co. Ltd.	296,803	19,515
* Korean Air Lines Co. Ltd.	387,573	18,750
Hyundai Development Co.	603,176	18,609
SK Holdings Co. Ltd.	252,174	18,052

Samsung Card Co.	400,079	17,627
Busan Bank	1,726,919	16,881
^ NCSoft Corp.	151,100	16,810
Woongjin Coway Co. Ltd.	540,559	16,594
^ Daewoo International Corp.	543,745	16,371
Hyosung Corp.	232,202	16,159
Daegu Bank	1,266,045	16,131
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	1,029,722	15,910
LS Corp.	190,886	15,655
GS Holdings	516,938	15,337
Hyundai Securities Co.	1,303,171	15,288
Hankook Tire Co. Ltd.	788,176	15,114
KCC Corp.	51,305	15,022
Honam Petrochemical Corp.	155,302	14,984
Yuhan Corp.	96,301	14,072
CJ CheilJedang Corp.	78,121	14,022
Hyundai Department Store Co. Ltd.	160,698	14,006
Kangwon Land Inc.	1,019,358	13,865
Hyundai Motor Co. Prior Pfd.	374,647	12,948
^ Daewoo Engineering & Construction Co. Ltd.	1,251,084	12,756
Mirae Asset Securities Co. Ltd.	254,783	12,704
Woori Investment & Securities Co. Ltd.	951,981	12,400
Korea Zinc Co. Ltd.	84,553	12,319
^ Doosan Infracore Co. Ltd.	819,622	12,226
LS Industrial Systems Co. Ltd.	164,565	11,849
Korea Gas Corp.	258,276	11,500
Hyundai Mipo Dockyard	122,683	11,433
Dongbu Insurance Co. Ltd.	386,581	11,114
STX Pan Ocean Co. Ltd.	1,066,280	10,782
Korea Investment Holdings Co. Ltd.	409,565	10,780
Hanwha Chem Corp.	827,560	10,341
Glovis Co. Ltd.	110,782	9,157
Doosan Corp.	98,051	8,600
Lotte Confectionery Co. Ltd.	7,370	7,818
Hite Brewery Co. Ltd.	56,605	7,707
Tong Yang Securities Inc.	801,706	7,380
Dongkuk Steel Mill Co. Ltd.	367,392	7,236
Hyundai Motor Co. Prior Pfd.	219,250	7,192
* Celltrion Inc.	522,001	7,127
* SK Broadband Co. Ltd.	1,588,854	7,090
LG Electronics Inc. Prior Pfd.	196,671	7,042
S1 Corp.	162,700	6,524
SK Networks Co. Ltd.	718,620	6,397
Hanjin Heavy Industries & Construction Co. Ltd.	311,562	5,752
Taewoong Co. Ltd.	78,578	5,365
^ STX Offshore & Shipbuilding Co. Ltd.	440,957	4,417
Hite Holdings Co. Ltd.	1	—
		4,088,085
Taiwan (11.1%)
Hon Hai Precision Industry Co. Ltd.	78,930,633	328,904
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	24,541,750	249,344
Taiwan Semiconductor Manufacturing Co. Ltd.	128,917,045	244,722
MediaTek Inc.	9,326,186	150,467
China Steel Corp.	101,290,869	102,649
* Cathay Financial Holding Co. Ltd.	59,589,202	100,481
Nan Ya Plastics Corp.	51,993,439	97,189
Formosa Plastics Corp.	41,099,458	85,226

	Asustek Computer Inc.	38,897,291	75,075
	Acer Inc.	25,935,014	72,230
	HTC Corp.	6,759,242	66,062
	Formosa Chemicals & Fibre Corp.	28,860,164	62,315
	Compal Electronics Inc.	38,371,083	53,196
	Delta Electronics Inc.	17,541,245	52,821
*	Fubon Financial Holding Co. Ltd.	45,244,144	52,633
	Chunghwa Telecom Co. Ltd.	27,360,319	48,981
	Yuanta Financial Holding Co. Ltd.	75,820,773	48,097
	Chinatrust Financial Holding Co. Ltd.	87,644,403	47,712
*,^ United Microelectronics Corp. ADR		13,237,887	46,465
*	Chunghwa Telecom Co. Ltd. ADR	2,412,844	45,796
	Quanta Computer Inc.	22,237,880	44,267
	Mega Financial Holding Co. Ltd.	80,583,296	43,357
	AU Optronics Corp. ADR	3,837,960	41,987
	AU Optronics Corp.	38,172,669	41,924
	Taiwan Mobile Co. Ltd.	19,430,785	37,541
*	Chi Mei Optoelectronics Corp.	47,418,999	36,873
	Uni-President Enterprises Corp.	33,791,385	36,028
	InnoLux Display Corp.	21,860,578	35,804
	Wistron Corp.	17,666,955	33,354
	Formosa Petrochemical Corp.	12,690,559	31,921
	Far Eastern New Century Corp.	29,204,400	31,918
*	United Microelectronics Corp.	61,451,970	30,374
	Taiwan Cement Corp.	30,421,583	28,233
	First Financial Holding Co. Ltd.	48,762,761	27,208
*	China Development Financial Holding Corp.	95,609,785	26,446
	Lite-On Technology Corp.	20,832,409	26,412
	Taiwan Fertilizer Co. Ltd.	7,610,800	24,775
	Foxconn Technology Co. Ltd.	6,103,976	23,954
	Chang Hwa Commercial Bank	51,340,094	23,117
	Synnex Technology International Corp.	10,974,151	22,445
	Taiwan Cooperative Bank	36,976,450	21,579
	Far EasTone Telecommunications Co. Ltd.	16,963,043	20,540
*	Shin Kong Financial Holding Co. Ltd.	53,707,075	20,460
	Hua Nan Financial Holdings Co. Ltd.	34,792,685	20,113
	Siliconware Precision Industries Co. ADR	2,948,400	19,902
	Siliconware Precision Industries Co.	14,820,860	19,418
	Epistar Corp.	6,091,732	19,193
	Macronix International	34,039,944	18,932
*	SinoPac Financial Holdings Co. Ltd.	55,435,113	18,164
	Pou Chen Corp.	23,969,100	17,983
	Powertech Technology Inc.	5,603,527	17,816
	Advanced Semiconductor Engineering Inc. ADR	4,362,275	17,013
	Advanced Semiconductor Engineering Inc.	21,161,400	16,627
	Cheng Shin Rubber Industry Co. Ltd.	8,681,344	16,578
	Asia Cement Corp.	17,254,508	16,281
*	Taishin Financial Holding Co. Ltd.	38,938,678	15,663
	Unimicron Technology Corp.	12,165,754	14,718
	Novatek Microelectronics Corp. Ltd.	5,004,107	14,668
	KGI Securities Co. Ltd.	29,279,000	13,708
	Richtek Technology Corp.	1,383,930	13,651
	Largan Precision Co. Ltd.	1,001,135	13,004
	President Chain Store Corp.	5,654,539	12,989
	Catcher Technology Co. Ltd.	5,641,663	12,630
	Tripod Technology Corp.	3,674,657	12,552
*	Inotera Memories Inc.	17,624,436	12,537
*	E.Sun Financial Holding Co. Ltd.	32,997,591	12,320

* Chunghwa Picture Tubes	96,746,331	11,786
* Powerchip Semiconductor Corp.	89,713,716	11,170
* Polaris Securities Co. Ltd.	21,861,775	11,048
Simplo Technology Co. Ltd.	1,918,000	10,924
Inventec Co. Ltd.	19,037,175	10,865
Realtek Semiconductor Corp.	3,887,887	10,595
WPG Holdings Co. Ltd.	6,725,558	10,384
* HannStar Display Corp.	44,609,202	10,059
Everlight Electronics Co. Ltd.	3,221,742	9,855
Transcend Information Inc.	3,011,981	9,769
Motech Industries Inc.	2,481,928	9,753
Chicony Electronics Co. Ltd.	3,888,399	9,564
* Clevo Co.	5,231,938	9,469
Coretronic Corp.	6,653,000	9,403
* Walsin Lihwa Corp.	27,452,170	9,325
Yulon Motor Co. Ltd.	9,064,280	9,097
* Nanya Technology Corp.	10,892,319	8,834
U-Ming Marine Transport Corp.	4,611,988	8,776
Young Fast Optoelectronics Co. Ltd.	863,000	8,540
Taiwan Glass Industrial Corp.	10,142,959	8,433
* Tatung Co. Ltd.	37,739,600	8,202
* Prime View International Co. Ltd.	4,446,000	8,132
* Ruentex Industries Ltd.	4,764,115	8,043
Far Eastern Department Stores Co. Ltd.	8,136,216	7,740
* Qisda Corp.	14,910,928	7,707
Tung Ho Steel Enterprise Corp.	6,897,144	7,675
Feng Hsin Iron & Steel Co.	4,651,310	7,573
Nan Ya Printed Circuit Board Corp.	1,792,623	7,562
* CMC Magnetics Corp.	29,515,700	7,467
Giant Manufacturing Co. Ltd.	2,775,200	7,450
* Wintek Corp.	9,239,000	7,152
Phison Electronics Corp.	1,021,315	6,958
Teco Electric and Machinery Co. Ltd.	16,686,000	6,724
Advantech Co. Ltd.	3,257,622	6,569
Eternal Chemical Co. Ltd.	6,757,395	6,520
Cheng Uei Precision Industry Co. Ltd.	3,179,365	6,476
* Winbond Electronics Corp.	25,714,000	6,277
Formosa Taffeta Co. Ltd.	8,599,868	6,271
Pixart Imaging Inc.	989,278	6,247
* Evergreen Marine Corp. Taiwan Ltd.	10,365,879	5,983
Formosa Sumco Technology Corp.	2,157,450	5,906
Mitac International	12,713,427	5,825
* China Airlines Ltd.	17,333,765	5,789
Farglory Land Development Co. Ltd.	2,685,688	5,673
Kinsus Interconnect Technology Corp.	2,277,029	5,671
TSRC Corp.	4,706,398	5,594
* Capital Securities Corp.	10,404,000	5,358
* Wan Hai Lines Ltd.	10,576,128	5,285
Micro-Star International Co. Ltd.	8,193,882	5,074
* Taiwan Business Bank	19,601,000	5,056
Formosa International Hotels Corp.	426,936	4,812
* Eva Airways Corp.	12,066,891	4,754
Chinese Gamer International Corp.	421,000	4,371
Vanguard International Semiconductor Corp.	9,060,396	4,347
Yang Ming Marine Transport Corp.	11,456,450	4,107
Compal Communications Inc.	3,458,374	3,803
* Evergreen International Storage & Transport Corp.	3,655,000	2,878
* Tatung Co. Ltd. GDR	392,499	1,715

* Ya Hsin Industrial Co. Ltd.	5,306,018	—
		3,533,737
Thailand (1.3%)
PTT PCL (Foreign)	8,937,837	59,645
PTT Exploration & Production PCL (Foreign)	12,265,218	48,391
Siam Commercial Bank PCL (Foreign)	15,985,057	38,193
Bangkok Bank PCL (Foreign)	9,995,231	33,681
Kasikornbank PCL (Foreign)	12,506,949	33,005
Banpu PCL	1,567,917	25,066
Advanced Info Service PCL (Foreign)	9,567,477	23,798
Bangkok Bank PCL (Local)	5,417,343	18,338
Siam Cement PCL (Foreign)	2,430,907	16,188
CP ALL PCL (Foreign)	21,847,315	15,073
IRPC PCL (Foreign)	97,514,060	12,714
Kasikornbank PCL	4,939,200	12,208
Bank of Ayudhya PCL(Local)	20,149,634	11,821
Thai Oil PCL (Foreign)	8,271,000	10,075
Charoen Pokphand Foods PCL (Foreign)	28,008,100	9,653
PTT Chemical PCL (Foreign)	3,556,238	8,995
PTT Aromatics & Refining PCL (Foreign)	11,455,611	8,420
Krung Thai Bank PCL (Foreign)	27,600,921	7,947
BEC World PCL (Foreign)	9,222,225	6,651
* TMB Bank PCL	170,098,844	6,473
Siam Cement PCL (Local)	815,410	5,320
Glow Energy PCL (Foreign)	5,271,655	4,900
Land and Houses PCL (Foreign)	27,749,947	4,717
Total Access Communication PCL (Local)	3,498,100	3,368
Total Access Communication PCL (Foreign)	2,158,391	2,078
Banpu PCL (Local)	89,400	1,410
Charoen Pokphand Foods PCL	1,422,400	490
		428,618
Turkey (1.6%)
Turkiye Garanti Bankasi AS	22,148,521	92,893
Turkcell Iletisim Hizmet AS	8,151,315	59,831
Turkiye Is Bankasi	11,392,714	50,046
Akbank TAS	7,964,222	46,522
Tupras Turkiye Petrol Rafine	1,341,280	27,616
Haci Omer Sabanci Holding AS	5,735,384	24,622
Turkiye Halk Bankasi AS	3,413,807	23,189
* Yapi ve Kredi Bankasi AS	9,465,227	22,794
* Turkiye Vakiflar Bankasi Tao	8,306,087	22,018
Anadolu Efes Biracilik Ve Malt Sanayii AS	2,126,592	21,967
Turk Telekomunikasyon AS	5,843,263	20,200
BIM Birlesik Magazalar AS	421,933	19,142
* KOC Holding AS	5,452,893	18,462
* Eregli Demir ve Celik Fabrikalari TAS	4,543,807	14,315
* Asya Katilim Bankasi AS	4,955,506	12,868
Enka Insaat ve Sanayi AS	2,712,752	12,627
Turk Hava Yollari	3,444,859	12,560
Dogan Sirketler Grubu Holdings	8,209,672	5,987
Coca-Cola Icecek AS	635,597	5,251
* Turk Sise ve Cam Fabrikalari AS	4,053,452	5,238
* Haci Omer Sabanci Holding AS	865,000	3,728
		521,876
Total Common Stocks (Cost $27,193,623)		31,759,439

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (2.1%)[1]
Money Market Fund (2.1%)
[3,4] Vanguard Market Liquidity Fund		0.175%		655,359,691	655,360

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
5	Fannie Mae Discount Notes	0.200%	3/24/10	4,000	3,999
[5,6,7]	Federal Home Loan Bank Discount Notes	0.220%	3/26/10	7,000	6,999
					10,998
Total Temporary Cash Investments (Cost $666,356)					666,358
Total Investments (101.9%) (Cost $27,859,979)					32,425,797
Other Assets and Liabilities-Net (-1.9%)[4]					(610,685)
Net Assets (100%)					31,815,112

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $539,043,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 1.8%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2010, the value of this security represented 1.1% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $585,092,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
6 Securities with a value of $4,499,000 have been segregated as initial margin for open futures contracts.
7 Securities with a value of $1,875,000 have been segregated as collateral for open swap contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

Emerging Markets Stock Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Emerging Markets Stock Index Fund

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
MSCI Taiwan Index	February 2010	2,700	73,980	(207)

Emerging Markets Stock Index Fund

D. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected stocks in the fund’s target index. Investing through a swap provides a return advantage over buying the individual stocks. Under the terms of each swap, the fund receives the total return (either receiving the increase or paying the decrease) on a reference stock, applied to a notional amount that is the value of a designated number of shares of the stock at the beginning of the swap. The counterparty pays the fund a fixed rate less a specified interest rate spread, that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating to the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. The primary risks associated with the swaps are that a counterparty will default on its obligation to pay net amounts due to the fund, or that the fund will incur fees in the event it terminates a swap prior to the scheduled termination date. The fund's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Total Return Swaps
				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)[2]	($000)
B2W Cia Global Do Varejo	Apr. 14, 2010	MSCS	8,808	4.88%	(1,742)
Redecard SA	Apr. 14, 2010	MSCS	8,200	4.88%	(502)
					(2,244)

1 MS—Morgan Stanley Capital Servies
2 Based on one-month Fed. Funds rate as of January 31, 2010.

Emerging Markets Stock Index Fund

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of January 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	7,253,211	—	—
Common Stocks—Other	1,318,140	23,188,088	—
Temporary Cash Investments	655,360	10,998	—
Futures Contracts—Liabilities[1]	(999)	—	—
Swap Contracts—Liabilities	—	(2,244)	—
Total	9,225,712	23,196,842	—
1 Represents variation margin on the last day of the reporting period.

F. At January 31, 2010, the cost of investment securities for tax purposes was $27,877,288,000. Net unrealized appreciation of investment securities for tax purposes was $4,548,509,000, consisting of unrealized gains of $6,258,583,000 on securities that had risen in value since their purchase and $1,710,074,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments
As of January 31, 2010

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)
Argentina (0.1%)
*	Grupo Financiero Galicia SA ADR	58,427	304

Australia (4.2%)
*	Aquarius Platinum Ltd.	129,559	762
*	Arrow Energy Ltd.	195,699	677
	Primary Health Care Ltd.	124,404	605
	David Jones Ltd.	136,994	573
	JB Hi-Fi Ltd.	29,117	517
	Campbell Brothers Ltd.	19,791	500
	UGL Ltd.	41,580	475
	MacArthur Coal Ltd.	54,592	453
	Transfield Services Ltd.	136,651	430
	ING Office Fund	748,137	400
	APA Group	139,790	394
*	Mount Gibson Iron Ltd.	317,203	389
*	Boart Longyear Group	1,303,395	380
	Ramsay Health Care Ltd.	35,628	360
*	Riversdale Mining Ltd.	53,160	348
	Centennial Coal Co. Ltd.	107,642	346
	ConnectEast Group	929,032	342
	Seek Ltd.	59,627	339
	Monadelphous Group Ltd.	29,876	337
*	AWE Ltd.	144,980	334
	Iress Market Technology Ltd.	48,316	333
	Healthscope Ltd.	79,632	329
	Infigen Energy	277,501	325
*	PanAust Ltd.	786,148	324
	Wotif.com Holdings Ltd.	52,337	307
	Platinum Asset Management Ltd.	63,152	306
*	ING Industrial Fund	714,332	282
*	Silex Systems Ltd.	53,919	280
*	Aquila Resources Ltd.	36,159	270
	Kingsgate Consolidated Ltd.	32,481	265
	GrainCorp Ltd.	51,254	259
*	Pacific Brands Ltd.	268,171	259
*	Karoon Gas Australia Ltd.	39,793	251
	Crane Group Ltd.	31,966	248
	Invocare Ltd.	50,399	245
*	Murchison Metals Ltd.	119,745	232
*,^ Coal of Africa Ltd.		120,731	226
	Beach Energy Ltd.	302,285	222
	Macquarie CountryWide Trust	425,772	211
*	Lynas Corp. Ltd.	432,044	210
*	Transpacific Industries Group Ltd.	188,936	207
*	Andean Resources Ltd.	97,019	202
	Cabcharge Australia Ltd.	39,792	199
	Cromwell Group	314,420	193
	Bradken Ltd.	35,561	188
*,^ Atlas Iron Ltd.		105,670	180

	Bunnings Warehouse Property Trust	112,326	175
*,^ Pharmaxis Ltd.		69,038	161
*	Austar United Communications Ltd.	142,986	161
	Seven Network Ltd.	27,001	159
	Abacus Property Group	462,198	158
*	Mineral Deposits Ltd.	192,962	152
*	Minara Resources Ltd.	240,858	145
	iSOFT Group Ltd.	241,783	145
	FKP Property Group	235,399	145
*	Western Areas NL	39,664	145
	SAI Global Ltd.	38,981	134
*	Linc Energy Ltd.	95,388	130
	Independence Group NL	34,715	127
*	St. Barbara Ltd.	573,157	126
*,^ Mirabela Nickel Ltd.		69,724	125
	GUD Holdings Ltd.	15,112	124
	Emeco Holdings Ltd.	193,682	118
*	Gindalbie Metals Ltd.	136,787	114
*	Macmahon Holdings Ltd.	196,724	99
*	Roc Oil Co. Ltd.	161,488	95
	Alesco Corp. Ltd.	24,230	92
	Ardent Leisure Group	63,112	90
	SMS Management & Technology Ltd.	17,075	89
*	Carnarvon Petroleum Ltd.	186,891	86
	Hills Industries Ltd.	49,732	86
	Reject Shop Ltd.	7,303	86
	Panoramic Resources Ltd.	53,095	85
	Centro Retail Group	578,460	81
	Programmed Maintenance Services Ltd.	27,653	80
	Fleetwood Corp. Ltd.	11,221	80
	Australian Pharmaceutical Industries Ltd.	140,537	80
	Oakton Ltd.	25,920	79
	Ausenco Ltd.	21,550	77
*	Avoca Resources Ltd.	49,605	71
	Hastie Group Ltd.	43,356	70
*	Sundance Resources Ltd.	569,690	70
	Dominion Mining Ltd.	26,052	70
	Mincor Resources NL	49,747	64
	Challenger Diversified Property Group	156,323	64
	Austal Ltd.	29,066	62
	Skilled Group Ltd.	36,000	61
	Straits Resources Ltd.	48,378	60
*	PMP Ltd.	89,484	58
	Aspen Group	138,947	58
	STW Communications Group Ltd.	84,649	58
	Coffey International Ltd.	29,892	57
*,^ Nexus Energy Ltd.		241,740	56
	Ridley Corp. Ltd.	56,791	56
*	Platinum Australia Ltd.	62,485	56
*	International Ferro Metals Ltd.	109,088	54
	Clough Ltd.	66,026	49
	WHK Group Ltd.	46,616	48
*	Australian Agricultural Co. Ltd.	40,490	45
	Astro Japan Property Group	132,178	39
*	Sunland Group Ltd.	57,928	38
*	Geodynamics Ltd.	50,285	35
*	Energy World Corp. Ltd.	131,119	35
*	Tap Oil Ltd.	31,785	30

*	Alliance Resources Ltd.	55,152	27
	AJ Lucas Group Ltd.	8,698	25
	Energy Developments Ltd.	5,941	14
*	South Australian Coal Corp.	15,191	1
			20,774
Austria (1.1%)
*	Wienerberger AG	36,036	674
	Andritz AG	10,748	600
*	bwin Interactive Entertainment AG	7,231	439
*,^ IMMOFINANZ AG		128,726	424
	Atrium European Real Estate Ltd.	57,664	351
*	Intercell AG	10,155	337
*	Conwert Immobilien Invest SE	28,942	334
*	CA Immobilien Anlagen AG	31,401	331
*	RHI AG	11,281	308
	Semperit AG Holding	7,356	276
	Schoeller-Bleckmann Oilfield Equipment AG	4,981	261
	Oesterreichische Post AG	8,091	219
	Mayr Melnhof Karton AG	2,244	211
	Flughafen Wien AG	4,218	197
*	Sparkassen Immobilien AG	16,565	110
	Agrana Beteiligungs AG	1,051	100
	BWT AG	2,469	68
	Palfinger AG	2,956	65
	Kapsch TrafficCom AG	1,302	46
*	CA Immo International AG	5,991	44
*	A-TEC Industries AG	2,223	29
			5,424
Belgium (1.4%)
	Telenet Group Holding NV	22,467	646
	Bekaert SA	3,981	579
	Ackermans & van Haaren NV	7,116	489
^	Sofina SA	5,326	478
^	Cofinimmo	3,165	426
	D'ieteren SA	908	390
*	Nyrstar	27,725	384
	Befimmo SCA Sicafi	4,473	366
	Banque Nationale de Belgique	60	290
	Omega Pharma SA	5,700	275
*	AGFA-Gevaert NV	36,941	267
^	Warehouses De Pauw SCA	4,818	223
*	RHJ International	25,348	209
	EVS Broadcast Equipment SA	3,123	201
^	Cie Maritime Belge SA	6,603	199
	Tessenderlo Chemie NV	6,198	197
	Euronav NV	8,846	194
	Sipef SA	3,426	187
^	Elia System Operator SA/NV	4,200	159
	Cie d'Entreprises CFE	2,606	126
*	ThromboGenics NV	5,208	115
	Gimv NV	2,231	114
*	Barco NV	2,611	107
*	KBC Ancora	4,087	95
	Van de Velde NV	2,054	90
*	Melexis NV	8,520	84
	Ion Beam Applications	5,152	66

Intervest Offices	2,049	64
		7,020
Brazil (2.3%)
* Fibria Celulose SA	58,955	1,069
Lojas Renner SA	34,400	657
PDG Realty SA Empreendimentos e Participacoes	82,400	656
MRV Engenharia e Participacoes SA	86,500	558
Marfrig Alimentos SA	46,300	553
Duratex SA	58,962	506
Gafisa SA	37,300	482
* BR Malls Participacoes SA	42,000	457
* LLX Logistica SA	96,800	428
Totvs SA	6,600	406
Rossi Residencial SA	55,900	388
Banco do Estado do Rio Grande do Sul Prior Pfd.	53,500	372
* Gol Linhas Aereas Inteligentes SA Prior Pfd.	28,100	344
M Dias Branco SA	13,262	341
Amil Participacoes SA	41,700	294
* MMX Mineracao e Metalicos SA	42,336	287
Localiza Rent a Car SA	27,270	286
Brookfield Incorporacoes SA	60,817	266
Multiplan Empreendimentos Imobiliarios SA	16,000	255
Randon Participacoes SA Prior Pfd.	30,700	249
Cia de Saneamento de Minas Gerais-COPASA	16,700	226
Contax Participacoes SA Prior Pfd.	16,200	213
Diagnosticos da America SA	6,800	209
Confab Industrial SA Prior Pfd.	72,744	191
Cyrela Commercial Properties SA Empreendimentos e Participacoes	29,200	189
Marcopolo SA Prior Pfd.	39,008	157
* Lupatech SA	9,800	151
* Fibria Celulose SA ADR	7,800	143
Guararapes Confeccoes SA	3,200	126
MPX Energia SA	10,200	125
* LPS Brasil Consultoria de Imoveis SA	9,700	115
* Santos Brasil Participacoes SA	13,400	112
Grendene SA	23,000	107
Uniao de Industrias Petroquimicas SA Prior Pfd.	184,000	101
Cia de Tecidos do Norte de Minas - Coteminas Prior Pfd.	14,200	42
Cia Energetica de Minas Gerais ADR	2,149	36
		11,097
Canada (14.5%)
Crescent Point Energy Corp.	56,173	1,988
* Eldorado Gold Corp.	148,024	1,758
First Quantum Minerals Ltd.	22,140	1,606
* Petrobank Energy & Resources Ltd.	27,857	1,376
IAMGOLD Corp.	102,980	1,357
Fortis Inc.	52,132	1,350
* Silver Wheaton Corp.	96,183	1,327
CI Financial Corp.	64,900	1,325
* Ivanhoe Mines Ltd.	90,680	1,270
RioCan Real Estate Investment Trust	67,374	1,203
Metro Inc. Class A	32,680	1,194
Niko Resources Ltd.	12,203	1,127
* Sino-Forest Corp.	61,989	1,077
Intact Financial Corp.	29,900	1,056
* Red Back Mining Inc.	64,799	974
* Viterra Inc.	103,522	923

Emera Inc.	40,114	868
Tim Hortons Inc.	29,836	859
* Pacific Rubiales Energy Corp.	61,100	816
Inmet Mining Corp.	15,956	808
Franco-Nevada Corp.	31,280	791
Onex Corp.	34,082	787
* Gildan Activewear Inc.	34,400	738
Alimentation Couche Tard Inc. Class B	37,600	708
PetroBakken Energy Ltd. Class A	24,774	687
Industrial Alliance Insurance & Financial Services Inc.	22,700	681
H&R Real Estate Investment Trust	42,200	664
* Equinox Minerals Ltd.	198,640	645
^ Ritchie Bros Auctioneers Inc.	30,416	639
TMX Group Inc.	22,400	634
Progress Energy Resources Corp.	48,300	624
Tim Hortons Inc.	21,725	622
Methanex Corp.	26,600	595
CAE Inc.	74,300	593
* Celestica Inc.	59,400	580
Atco Ltd.	13,650	574
* RONA Inc.	37,690	550
Ensign Energy Services Inc.	37,740	530
* Pan American Silver Corp.	24,900	526
* Osisko Mining Corp.	70,200	515
Biovail Corp.	34,042	497
* Centerra Gold Inc.	48,762	494
* HudBay Minerals Inc.	43,400	491
Canadian Real Estate Investment Trust	18,710	490
* Lundin Mining Corp.	124,699	489
Boardwalk Real Estate Investment Trust	13,940	488
Calloway Real Estate Investment Trust	25,900	480
Sherritt International Corp.	83,234	478
Astral Media Inc. Class A	15,003	476
Groupe Aeroplan Inc.	45,500	473
* Open Text Corp.	11,795	465
* Eldorado Gold Corp.	37,398	449
ShawCor Ltd. Class A	16,600	439
* New Gold Inc.	109,220	438
* Consolidated Thompson Iron Mines Ltd.	64,506	434
Empire Co. Ltd. Class A	9,513	426
* MacDonald Dettwiler & Associates Ltd.	11,500	419
Canadian Western Bank	20,900	402
Jean Coutu Group PJC Inc.	43,900	396
* SXC Health Solutions Corp.	8,280	389
AGF Management Ltd. Class B	25,615	385
* Bankers Petroleum Ltd.	68,797	384
Home Capital Group Inc. Class B	10,500	384
* Quadra Mining Ltd.	28,400	380
Dundee Corp. Class A	30,400	380
* Thompson Creek Metals Co. Inc.	32,150	374
Gerdau Ameristeel Corp.	49,000	367
Genworth MI Canada Inc.	14,988	367
Mullen Group Ltd.	23,900	358
Cogeco Cable Inc.	9,538	355
Manitoba Telecom Services Inc.	10,940	346
Maple Leaf Foods Inc.	32,800	342
IESI-BFC Ltd.	21,300	336
* Alamos Gold Inc.	31,500	336

*	FNX Mining Co. Inc.	29,700	335
	Russel Metals Inc.	20,600	333
*	Gammon Gold Inc.	38,550	332
*	Stantec Inc.	13,176	332
	Quebecor Inc. Class B	12,292	330
	Toromont Industries Ltd.	12,940	329
	Superior Plus Corp.	25,800	324
*	UTS Energy Corp.	141,200	321
*	Birchcliff Energy Ltd.	37,200	317
	Trican Well Service Ltd.	24,032	311
*	Uranium One Inc.	98,300	304
*	NuVista Energy Ltd.	25,362	298
	Primaris Retail Real Estate Investment Trust	18,722	295
	Dorel Industries Inc. Class B	10,300	294
*	Western Coal Corp.	92,744	293
*	European Goldfields Ltd.	57,700	293
	Cominar Real Estate Investment Trust	15,820	284
	Canadian Apartment Properties REIT	21,110	281
*	MDS Inc.	37,300	276
*	SEMAFO Inc.	64,700	275
*	Advantage Oil & Gas Ltd.	42,500	270
	Silvercorp Metals Inc.	50,900	269
	Chartwell Seniors Housing Real Estate Investment Trust	37,220	264
*	Eastern Platinum Ltd.	238,000	263
*	Detour Gold Corp.	19,784	260
*	Crew Energy Inc.	20,589	255
	Reitmans Canada Ltd. Class A	16,643	251
	CCL Industries Inc. Class B	10,200	239
	DundeeWealth Inc.	17,752	237
	West Fraser Timber Co. Ltd.	7,700	236
	First Capital Realty Inc.	11,640	235
*	Silver Standard Resources Inc.	13,544	235
*	Celtic Exploration Ltd.	12,513	234
	Laurentian Bank of Canada	6,438	229
*	Northgate Minerals Corp.	89,800	227
*	Sears Canada Inc.	9,810	221
*,^ Novagold Resources Inc.		42,100	220
	Transcontinental Inc. Class A	18,624	217
*	Canfor Corp.	31,600	216
	Linamar Corp.	16,980	215
	Trinidad Drilling Ltd.	32,500	213
*	Gabriel Resources Ltd.	60,900	211
*	Jaguar Mining Inc.	20,700	203
*	Golden Star Resources Ltd.	74,100	203
*	Taseko Mines Ltd.	47,440	202
	Aecon Group Inc.	15,847	201
*	Iteration Energy Ltd.	175,900	199
	Allied Properties Real Estate Investment Trust	10,800	198
	TransForce Inc.	25,300	192
	Pason Systems Inc.	17,624	189
	Calfrac Well Services Ltd.	8,850	189
*	Transat AT Inc. Class B	9,480	187
*	Petrominerales Ltd.	8,500	181
	Corus Entertainment Inc. Class B	10,299	179
*	ATS Automation Tooling Systems Inc.	25,929	177
*	Lake Shore Gold Corp.	59,900	176
	GMP Capital Inc.	15,900	176
*	BlackPearl Resources Inc.	76,200	175

*	Aurizon Mines Ltd.	47,500	175
	Extendicare Real Estate Investment Trust	20,092	175
*	Cott Corp.	21,400	173
*	Martinrea International Inc.	22,299	172
*	Rubicon Minerals Corp.	42,200	168
	Morguard Real Estate Investment Trust	13,284	165
*	Storm Exploration Inc.	13,802	164
*	Great Canadian Gaming Corp.	23,140	164
	Major Drilling Group International	6,776	164
	Dundee Real Estate Investment Trust	7,110	163
*	Corriente Resources Inc. Class A	19,700	157
*	Minefinders Corp.	17,100	157
	CML Healthcare Income Fund	11,780	146
	Canaccord Financial Inc.	15,788	145
*	Fronteer Development Group Inc.	36,200	144
*	Northern Dynasty Minerals Ltd.	18,700	143
	Cascades Inc.	19,200	143
	Savanna Energy Services Corp.	22,300	142
*	Capstone Mining Corp.	58,300	142
*	Hanfeng Evergreen Inc.	20,300	136
*,^ Kirkland Lake Gold Inc.		19,900	134
*	Harry Winston Diamond Corp.	14,400	132
*	Paramount Resources Ltd. Class A	9,250	132
	Forzani Group Ltd. Class A	9,412	131
	Torstar Corp. Class B	21,434	130
*,^ Denison Mines Corp.		97,200	129
*	OPTI Canada Inc.	70,100	126
*	Connacher Oil and Gas Ltd.	112,000	126
*	Viterra Inc.	14,432	126
	InnVest Real Estate Investment Trust	23,030	125
*	Fairborne Energy Ltd.	25,700	118
*,^ Mercator Minerals Ltd.		48,000	114
*,^ Aura Minerals Inc.		32,800	112
*	Atrium Innovations Inc.	7,320	110
*	Galleon Energy Inc. Class A	21,800	110
*	Flint Energy Services Ltd.	9,900	106
*,^ Cardiome Pharma Corp.		19,360	99
*	Sierra Wireless Inc.	8,450	93
*	Corridor Resources Inc.	22,700	92
*	QLT Inc.	19,600	90
	Canam Group Inc.	12,850	88
*	Absolute Software Corp.	14,589	83
*	FirstService Corp.	3,500	67
*	Uex Corp.	59,100	59
*	Ballard Power Systems Inc.	25,120	55
*	Norbord Inc.	3,560	55
	Sprott Inc.	11,500	48
	Melcor Developments Ltd.	3,700	39
*	Cangene Corp.	7,700	39
*	Patheon Inc.	14,500	36
*	Kingsway Financial Services Inc.	15,000	24
			71,619
Chile (0.2%)
	Empresas La Polar SA	77,627	435
	Madeco SA	3,686,745	224
	Inversiones Aguas Metropolitanas SA	181,813	222
*	Cia Sudamericana de Vapores SA	212,770	164

	Masisa SA	647,072	90
			1,135
China (3.1%)
	Fushan International Energy Group Ltd.	694,200	596
	Digital China Holdings Ltd.	331,000	521
^	Geely Automobile Holdings Ltd.	1,045,000	461
	Xinao Gas Holdings Ltd.	192,000	455
	Poly Hong Kong Investments Ltd.	452,000	448
	Tian An China Investment	696,000	434
^	China Gas Holdings Ltd.	790,600	419
*,^ Hunan Non-Ferrous Metal Corp. Ltd.		1,020,000	400
	China Dongxiang Group Co.	619,500	399
^	China Everbright International Ltd.	831,000	392
^	Golden Eagle Retail Group Ltd.	216,000	386
	Zhuzhou CSR Times Electric Co. Ltd.	207,000	378
^	Dalian Port PDA Co. Ltd.	922,000	369
^	Minth Group Ltd.	292,000	369
*,^ AviChina Industry & Technology Co.		808,000	363
^	China Green Holdings Ltd.	294,000	351
	Ports Design Ltd.	128,000	343
^	Sinotruk Hong Kong Ltd.	273,500	318
*,^ Hi Sun Technology China Ltd.		567,000	317
*	BYD Electronic International Co. Ltd.	330,000	276
	REXLot Holdings Ltd.	2,225,000	265
	Shougang Concord International Enterprises Co. Ltd.	1,254,000	256
^	Uni-President China Holdings Ltd.	401,000	243
	Kingboard Laminates Holdings Ltd.	332,500	234
	Sinotrans Shipping Ltd.	468,500	218
^	China Resources Gas Group Ltd.	142,000	206
	China Pharmaceutical Group Ltd.	392,000	200
^	Franshion Properties China Ltd.	604,400	198
	New World Department Store China Ltd.	208,000	186
	Intime Department Store Group Co. Ltd.	206,000	176
	Daphne International Holdings Ltd.	228,000	173
*,^ China Grand Forestry Green Resources Group Ltd.		4,912,000	166
	China Shanshui Cement Group Ltd.	280,000	163
	HKC Holdings Ltd.	2,179,600	159
*,^ Brilliance China Automotive Holdings Ltd.		610,000	159
*	China Power International Development Ltd.	597,100	147
*	Lingbao Gold Co. Ltd.	400,000	144
	China State Construction International Holdings Ltd.	385,200	133
	Silver Grant International	346,000	122
	Shanghai Jin Jiang International Hotels Group Co. Ltd.	404,000	121
	Sichuan Expressway Co. Ltd.	222,000	120
*	Tianjin Port Development Holdings Ltd.	390,000	116
	Sinolink Worldwide Holdings Ltd.	692,000	114
*,^ Sino Union Energy Investment Group Ltd.		1,000,000	111
	Jiangsu Future Land Co. Ltd. Class B	146,400	105
	Bosideng International Holdings Ltd.	520,000	103
^	Kingsoft Corp. Ltd.	132,000	101
^	Ajisen China Holdings Ltd.	105,624	96
^	Shanghai Forte Land Co.	344,000	91
^	Hengdeli Holdings Ltd.	274,000	91
	Luthai Textile Co. Ltd. Class B	106,000	89
	China Water Affairs Group Ltd.	214,000	86
	Shanghai Prime Machinery Co. Ltd.	406,000	86
	Livzon Pharmaceutical Inc. Class B	31,600	84

	Lonking Holdings Ltd.	137,000	84
	Huaxin Cement Co. Ltd. Class B	39,100	83
	Baoye Group Co. Ltd.	128,000	81
	AMVIG Holdings Ltd.	198,000	81
	Hangzhou Steam Turbine Co. Class B	37,100	80
	Cosco International Holdings Ltd.	172,000	80
*	TCL Multimedia Technology Holdings Ltd.	98,000	79
*	Nan Hai Corp. Ltd.	6,750,000	76
	Beijing Capital Land Ltd.	208,000	72
*	First Tractor Co.	108,000	72
	Comba Telecom Systems Holdings Ltd.	63,800	69
	Huangshan Tourism Development Co. Ltd. Class B	46,600	67
*	Haier Electronics Group Co. Ltd.	140,000	67
	China Hongxing Sports Ltd.	504,000	67
*	Pine Agritech Ltd.	608,000	65
*	Minmetals Resources Ltd.	188,000	62
*	Mingyuan Medicare Development Co. Ltd.	390,000	62
*	United Energy Group Ltd.	838,000	61
*	Synear Food Holdings Ltd.	262,000	61
*	China Power New Energy Development Co. Ltd.	920,000	60
	Chongqing Iron & Steel Co. Ltd.	190,000	59
	Hubei Sanonda Co. Ltd. Class B	114,100	58
	Lao Feng Xiang Co. Ltd. Class B	28,800	56
	Tomson Group Ltd.	142,000	56
	Truly International Holdings	46,000	55
	Xiamen International Port Co. Ltd.	304,000	55
^	Tianjin Development Hldgs	86,000	52
*	SRE Group Ltd.	552,000	49
*	SVA Electron Co. Ltd. Class B	89,933	47
*	China Mining Resources Group Ltd.	1,458,000	43
*	China Chengtong Development Group Ltd.	502,000	43
*	China Nickel Resources Holding Co. Ltd.	240,000	43
	Qingling Motors Co. Ltd.	170,000	39
*	TCC International Holdings Ltd.	90,000	35
	Shanghai Yaohua Pilkington Glass Co. Ltd. Class B	67,900	33
	Road King Infrastructure Ltd.	45,000	32
*	China Milk Products Group Ltd.	140,000	31
*	Shanghai Dajiang Group Class B	81,700	31
	GZI Real Estate Investment Trust	58,000	22
			15,325
Denmark (1.0%)
*	DSV A/S	56,997	1,011
*	Jyske Bank A/S	15,948	590
*	Topdanmark A/S	4,537	551
*	Sydbank A/S	18,012	465
*	GN Store Nord	65,110	397
*	NKT Holding A/S	6,611	385
	SimCorp A/S	1,924	343
	ALK-Abello A/S	3,376	258
	Torm A/S	18,737	206
	East Asiatic Co. Ltd. A/S	5,423	170
*	Genmab A/S	8,150	147
*	IC Companys A/S	3,362	122
	D/S Norden	2,571	112
*,^ Bavarian Nordic A/S		3,098	98
*	Bang & Olufsen A/S	6,990	86
	Schouw & Co.	4,210	74

*	Alm Brand A/S	3,040	53
	Auriga Industries Class B	2,349	47
			5,115
Finland (1.7%)
	Elisa Oyj	45,526	993
	YIT Oyj	34,647	768
	Pohjola Bank PLC	50,877	521
	Orion Oyj Class B	22,965	502
	Konecranes Oyj	16,827	494
^	Amer Sports Oyj Class A	41,185	448
	Tieto Oyj	19,670	438
	Cargotec Corp. Class B	14,741	418
	Uponor Oyj	21,536	409
	Huhtamaki Oyj	28,549	383
	Kemira Oyj	23,894	371
	Outotec Oyj	10,796	362
*	Stockmann OYJ Abp Class B	9,536	288
*	Ramirent Oyj	22,063	220
	Poyry Oyj	13,731	216
*	Sponda Oyj	55,949	213
*	Alma Media Oyj	20,493	210
	Oriola-KD Oyj	27,886	174
	Ruukki Group Oyj	60,446	174
	Lassila & Tikanoja Oyj	7,979	174
	Citycon Oyj	43,009	171
	Vacon PLC	4,255	150
*	M-real Oyj Class B	55,416	132
	Cramo Oyj	5,654	112
	HKScan Oyj	8,680	108
*	Finnair Oyj	15,585	83
			8,532
France (4.3%)
	Groupe Eurotunnel SA	132,789	1,280
*	Gemalto NV	24,330	966
	Fonciere Des Regions	9,687	963
	Arkema SA	19,471	743
	M6-Metropole Television	27,162	721
*	Valeo SA	21,634	711
^	Bourbon SA	17,081	663
	Nexans SA	7,560	604
	Etablissements Maurel et Prom	32,667	551
	Neopost SA	6,833	544
	Havas SA	118,234	517
*	Rhodia SA	27,774	493
	Teleperformance	15,027	490
^	Zodiac Aerospace	11,277	474
	SEB SA	7,003	455
	Mercialys SA	12,635	432
	Societe Immobiliere de Location pour l'Industrie et le Commerce	3,489	401
	Saft Groupe SA	8,199	352
*,^ SOITEC		23,933	335
	Sechilienne-Sidec	9,072	307
*	Rexel SA	21,526	304
*	UBISOFT Entertainment	22,091	301
*,^ Alten Ltd.		10,183	291
	Canal &	34,974	290
	Remy Cointreau SA	5,582	280

*	Beneteau SA	15,533	278
	IPSOS	8,189	257
	Nexity	6,980	254
	SA des Ciments Vicat	3,411	252
^	Carbone Lorraine	7,260	248
	Boiron SA	5,544	236
	Derichebourg SA	52,392	234
	Rubis	2,636	219
	Stallergenes	2,653	211
*	Fimalac	3,970	211
	Ingenico	8,735	207
*	Bongrain SA	2,577	198
	Groupe Steria SCA	6,391	186
	Rallye SA	5,275	186
	Societe Fonciere Financiere et de Participations FFP	3,017	175
	April Group	5,696	175
*,^ Altran Technologies SA		29,080	172
^	Orpea	3,969	172
	Esso SA Francaise	1,290	171
	Virbac SA	1,734	171
*	Pierre & Vacances	2,400	169
*	NicOx SA	21,751	169
	Seche Environnement SA	1,913	151
	Eurofins Scientific	2,932	144
*	Faurecia	6,593	139
	Bonduelle S.C.A.	1,125	135
	Sopra Group SA	1,718	127
	Delachaux SA	2,402	127
	Guyenne et Gascogne SA	1,389	121
*	Meetic	4,337	121
*	Bull SA	25,123	120
	Union Financiere de France BQE SA	3,200	116
	Faiveley SA	1,448	116
*	SeLoger.com	3,154	110
*	IMS-Intl Metal Service	8,016	109
	Vilmorin & Cie	935	105
	Societe de la Tour Eiffel	1,424	100
*	Boursorama	6,504	88
*,^ Technicolor		65,247	86
	LISI	1,456	78
	Laurent-Perrier	885	76
	Plastic Omnium SA	2,221	73
*	GameLoft SA	13,370	70
*	Assystem	5,746	68
*	Kaufman & Broad SA	2,863	68
	GFI Informatique	16,366	65
*	Parrot SA	3,531	60
*	NRJ Group	6,731	59
*	Etam Developpement SA	2,280	59
*	Recylex SA	4,932	57
*	Manitou BF SA	3,869	54
	Guerbet	377	51
*	Sequana	4,571	50
	Trigano SA	2,359	50
*	Club Mediterranee	2,899	50
	GL Events	2,236	48
*,^ Theolia SA		10,089	46

	Sperian Protection	585	39
			21,155
Germany (3.7%)
	Aixtron AG	28,257	844
	Symrise AG	32,023	712
	Bilfinger Berger AG	9,269	671
	Software AG	5,851	667
	MTU Aero Engines Holding AG	10,661	552
	Wincor Nixdorf AG	7,607	515
*	United Internet AG	34,964	514
*	SGL Carbon SE	17,820	503
	Douglas Holding AG	10,898	486
	Stada Arzneimittel AG	14,751	484
	Aurubis AG	11,243	453
	Tognum AG	25,722	448
	Rhoen Klinikum AG	17,855	439
	ElringKlinger AG	19,748	439
	Deutsche Euroshop AG	12,967	409
*	Freenet AG	31,798	404
	Fuchs Petrolub AG	4,747	384
	Wirecard AG	27,857	358
	Fuchs Petrolub AG Prior Pfd.	3,717	317
	SMA Solar Technology AG	2,630	308
*	Sky Deutschland AG	103,309	284
	ProSiebenSat.1 Media AG Prior Pfd.	20,922	282
	Vossloh AG	2,632	269
	Axel Springer AG	2,518	265
	Rational AG	1,576	257
	Fielmann AG	3,195	253
	Hugo Boss AG Prior Pfd.	7,359	252
	Gerry Weber International AG	7,723	245
*	Deutsche Wohnen AG	22,262	226
	GFK SE	5,851	217
	Bauer AG	4,676	211
	Kontron AG	18,898	208
	MLP AG	20,180	207
	Krones AG	4,150	206
*	Demag Cranes AG	6,446	201
	GAGFAH SA	21,739	197
*	IVG Immobilien AG	24,813	188
	Rheinmetall AG	2,910	185
	Pfeiffer Vacuum Technology AG	2,220	182
	Leoni AG	8,180	182
	Bechtle AG	6,926	180
	Gildemeister AG	11,933	176
	CTS Eventim AG	3,266	157
	KWS Saat AG	915	156
	BayWa AG	4,171	156
*	Deutz AG	33,487	156
*,^ Heidelberger Druckmaschinen AG		21,645	154
*	Kloeckner & Co. SE	6,272	148
	Praktiker Bau- und Heimwerkermaerkte AG	17,665	148
*	MVV Energie AG	3,358	145
*	Solar Millennium AG	3,222	142
*	KUKA AG	8,688	139
*	Aareal Bank AG	7,601	136
	Phoenix Solar AG	2,916	135

*	Roth & Rau AG	3,260	131
*	Morphosys AG	5,253	123
*,^ Nordex AG		8,770	118
	H&R WASAG AG	5,973	113
	Draegerwerk AG & Co. KGaA Prior Pfd.	1,608	85
	Grenkeleasing AG	1,924	84
*	Conergy AG	78,757	84
	Deutsche Beteiligungs AG	3,334	83
	Interseroh SE	1,196	81
*	Centrotherm Photovoltaics AG	1,388	77
	Alstria Office REIT-AG	6,792	77
	Jungheinrich AG Prior Pfd.	3,709	76
	DIC Asset AG	6,069	74
	Medion AG	6,421	66
*	Manz Automation AG	755	63
*	Jenoptik AG	9,525	59
*	Air Berlin PLC	9,870	57
*	QSC AG	25,356	55
*	Koenig & Bauer AG	3,285	53
	Carl Zeiss Meditec AG	3,153	52
*	Singulus Technologies AG	9,144	51
*	CAT Oil AG	4,975	48
*	Pfleiderer AG	4,988	44
	Dyckerhoff AG Prior Pfd.	672	41
	DAB Bank AG	5,591	32
*,^ Solon SE		1,405	12
			18,391
Greece (0.6%)
	JUMBO SA	25,414	267
	Alapis Holding Industrial and Commercial SA	392,725	252
	Hellenic Exchanges SA	20,880	222
	Ellaktor SA	34,956	215
*	TT Hellenic Postbank SA	29,424	174
	Motor Oil Hellas Corinth Refineries SA	11,544	160
	Mytilineos Holdings SA	24,864	151
	Folli-Follie SA	8,337	146
	Fourlis Holdings SA	11,651	142
	GEK Terna Holding Real Estate Construction SA	19,332	139
	Viohalco	29,159	135
	Intralot SA-Integrated Lottery Systems & Services	28,884	127
*	Agricultural Bank of Greece	45,287	106
	Metka SA	6,479	82
	Athens Water Supply & Sewage Co. SA	10,062	80
	Diagnostic & Therapeutic Center of Athens Hygeia SA	38,161	78
	Eurobank Properties Real Estate Investment Co.	5,777	58
	Athens Medical Center SA	32,977	57
*	Sidenor Steel Products Manufacturing Co. SA	10,104	50
	Sarantis SA	8,364	47
*	Frigoglass SA	4,837	46
	Hellenic Duty Free Shops SA	4,908	43
	Piraeus Port Authority	2,249	41
*	Intracom Holdings SA	25,377	36
*	Anek Lines SA	45,943	35
	J&P-Avax SA	11,678	32
*	Babis Vovos International Construction SA	5,581	30
*	Elval Aluminium Process Co.	17,016	30
*	Attica Bank	14,076	29

* Geniki Bank	29,173	27
* Corinth Pipeworks SA	14,557	23
* Lambrakis Press SA	7,833	19
		3,079
Hong Kong (0.9%)
Jardine Strategic Holdings Ltd.	53,800	914
VTech Holdings Ltd.	54,000	532
AAC Acoustic Technologies Holdings Inc.	222,000	365
SJM Holdings Ltd.	705,000	347
Pacific Basin Shipping Ltd.	467,300	344
^ Champion REIT	806,000	339
Xinyi Glass Holdings Co. Ltd.	300,000	236
Chow Sang Sang Holdings International Ltd.	206,000	232
Stella International Holdings Ltd.	99,500	204
Mandarin Oriental International Ltd.	140,000	196
Midland Holdings Ltd.	180,000	150
Far East Consortium	233,000	75
SmarTone Telecommunications Holding Ltd.	79,500	73
K Wah International Holdings Ltd.	219,000	72
Sunlight Real Estate Investment Trust	269,000	68
* Apac Resources Ltd.	1,140,000	67
* China Fishery Group Ltd.	49,000	60
Prosperity REIT	356,000	60
TAI Cheung Holdings	108,000	60
Shui On Construction and Materials Ltd.	44,000	56
HKR International Ltd.	132,800	50
Sun Hung Kai & Co. Ltd.	61,000	47
Regal Hotels International Holdings Ltd.	82,000	28
* eSun Holdings Ltd.	142,000	19
* HKC Holdings Ltd. Warrants Exp. 05/26/2011	9,100	—
* Hong Kong Energy Holdings Ltd. Warrants Exp. 05/13/2011	627	—
		4,594
Hungary (0.0%)
* FHB Mortgage Bank PLC	4,122	29

India (2.9%)
Indian Hotels Co. Ltd.	181,352	364
Cummins India Ltd.	37,103	360
Torrent Power Ltd.	53,478	335
* Yes Bank Ltd.	61,060	328
LIC Housing Finance Ltd.	19,475	324
CESC Ltd.	38,374	324
* Indiabulls Real Estate Ltd.	85,877	323
Titan Industries Ltd.	9,979	321
Shree Renuka Sugars Ltd.	72,087	317
Patni Computer Systems Ltd.	31,366	313
United Phosphorus Ltd.	92,791	309
IFCI Ltd.	272,104	302
Birla Corp. Ltd.	37,604	296
Exide Industries Ltd.	120,411	289
Andhra Bank	126,007	288
Federal Bank Ltd.	50,466	278
IndusInd Bank Ltd.	86,842	277
Tata Tea Ltd.	13,822	274
Century Textile & Industries Ltd.	23,527	260
Rural Electrification Corp. Ltd.	50,467	260
IVRCL Infrastructures & Projects Ltd.	39,193	259

Petronet LNG Ltd.	152,379	258
GTL Ltd.	27,805	245
* GVK Power & Infrastructure Ltd.	234,648	228
Aurobindo Pharma Ltd.	11,963	217
Jindal Saw Ltd.	50,563	194
* Hindustan Oil Exploration	32,748	178
Thermax Ltd.	12,431	174
Nagarjuna Construction Co.	50,800	174
Allahabad Bank	56,703	173
Jain Irrigation Systems Ltd.	10,679	167
* Bajaj Hindusthan Ltd.	35,115	154
India Cements Ltd.	63,769	154
Rolta India Ltd.	32,064	141
Educomp Solutions Ltd.	9,308	141
HCL Infosystems Ltd.	48,735	136
Nava Bharat Ventures Ltd.	15,949	136
Gujarat State Petronet Ltd.	68,741	135
Balrampur Chini Mills Ltd.	51,553	133
Biocon Ltd.	22,507	130
IRB Infrastructure Developers Ltd.	23,600	126
Gujarat NRE Coke Ltd.	80,351	125
Gammon India Ltd.	23,474	124
Videocon Industries Ltd.	22,499	109
Bombay Dyeing & Manufacturing Co. Ltd.	9,264	108
Hindustan Construction Co.	36,348	105
Sterling Biotech Ltd.	51,732	105
BEML Ltd.	4,516	104
Apollo Tyres Ltd.	90,724	103
Alstom Projects India Ltd.	9,067	103
Welspun-Gujarat Stahl Ltd.	17,780	100
Torrent Pharmaceuticals Ltd.	10,260	98
Finolex Industries Ltd.	78,356	96
Usha Martin Ltd.	54,898	96
Amtek Auto Ltd.	26,106	96
Sintex Industries Ltd.	17,431	95
India Infoline Ltd.	36,705	93
Kesoram Industries Ltd.	12,546	92
Karnataka Bank Ltd.	31,759	90
Monnet Ispat & Energy Ltd.	10,649	87
Opto Circuits India Ltd.	19,008	87
Deccan Chronicle Holdings Ltd.	27,368	87
Patel Engineering Ltd.	8,965	86
* Chennai Petroleum Corp. Ltd.	16,723	85
* JSL Ltd.	36,157	81
Gujarat State Fertilisers & Chemicals Ltd.	17,482	81
Voltas Ltd.	23,766	81
Chambal Fertilizers & Chemicals Ltd.	55,797	78
Triveni Engineering & Industries Ltd.	29,628	78
Indian Bank	20,013	78
Electrosteel Castings Ltd.	75,749	77
Gujarat Mineral Development Corp. Ltd.	24,661	77
Indian Overseas Bank	38,210	76
Praj Industries Ltd.	39,285	74
Peninsula Land Ltd.	41,215	71
UCO Bank	54,723	71
CMC Ltd.	2,539	68
Syndicate Bank	35,963	66
* Nagarjuna Fertilizers & Chemicals	89,983	66

Ballarpur Industries Ltd.	117,584	65
Gateway Distriparks Ltd.	23,316	65
Radico Khaitan Ltd.	25,418	64
* Ispat Industries Ltd.	142,772	60
Maharashtra Seamless Ltd.	7,765	58
Mercator Lines Ltd.	43,900	56
Gujarat Narmada Valley Fertilizers Co. Ltd.	21,845	56
Moser Baer India Ltd.	30,823	52
* Parsvnath Developers Ltd.	18,257	51
* Prakash Industries Ltd.	12,212	50
Jaiprakash Power Ventures Ltd.	30,114	45
Everest Kanto Cylinder Ltd.	14,503	41
Bank of Rajasthan	27,848	41
Indiabulls Securities Ltd.	58,911	39
SREI Infrastructure Finance Ltd.	25,877	38
Ansal Properties & Infrastructure Ltd.	24,013	35
* Reliance MediaWorks Ltd.	4,844	25
Great Offshore Ltd.	1,863	17
Tanla Solutions Ltd.	11,685	13
		14,063
Indonesia (0.8%)
Adaro Energy PT	4,115,900	824
Kalbe Farma Tbk PT	2,715,200	444
Indo Tambangraya Megah PT	122,000	407
Bank Negara Indonesia Persero Tbk PT	1,630,000	334
* Barito Pacific Tbk PT	2,033,500	265
* Bakrie and Brothers Tbk PT	24,361,500	217
* Lippo Karawaci Tbk PT	3,224,800	182
Medco Energi Internasional Tbk PT	625,500	159
* Bakrieland Development Tbk PT	5,443,124	149
* Indah Kiat Pulp and Paper Corp. Tbk PT	607,000	140
Jasa Marga PT	566,500	108
* Bisi International PT	634,000	104
Timah Tbk PT	417,500	98
* Ciputra Development Tbk PT	1,253,000	90
* Bakrie Telecom PT	5,363,500	84
Summarecon Agung Tbk PT	1,086,000	80
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	83,000	75
* Holcim Indonesia Tbk PT	429,500	74
* Energi Mega Persada Tbk PT	1,997,500	37
Bakrie Sumatera Plantations Tbk PT	567,000	35
Berlian Laju Tanker Tbk PT	359,000	26
* Energi Mega Persada Tbk PT Rights Exp. 02/08/2010	2,088,181	3
		3,935
Ireland (0.7%)
DCC PLC	22,745	615
* Kingspan Group PLC	50,917	415
C&C Group PLC	84,155	339
Paddy Power PLC	10,239	339
* Irish Life & Permanent Group Holdings PLC	77,303	329
Grafton Group PLC	75,069	279
United Drug PLC	65,996	201
* Smurfit Kappa Group PLC	21,042	192
Glanbia PLC	47,069	173
Greencore Group PLC	73,792	138
* Independent News & Media PLC	716,149	101
FBD Holdings PLC	8,146	68

* Smurfit Kappa Group PLC	6,094	56
Fyffes PLC	87,490	55
* Aer Lingus	51,938	47
C&C Group PLC	11,196	45
Total Produce PLC	85,046	45
Greencore Group PLC	7,024	13
		3,450
Israel (0.2%)
FMS Enterprises Migun Ltd.	9,267	370
Frutarom Industries Ltd.	23,523	218
Ituran Location and Control Ltd.	7,140	94
* Hadera Paper Ltd.	1,204	87
Alony Hetz Properties & Investments Ltd.	18,569	71
* Delek Real Estate Ltd.	62,909	67
* Gilat Satellite Networks Ltd.	12,100	66
Shikun & Binui Ltd.	28,904	56
* Retalix Ltd.	4,176	56
Given Imaging Ltd.	3,531	53
* Alvarion Ltd.	12,351	49
		1,187
Italy (2.3%)
Prysmian SPA	35,511	644
* Societa Cattolica di Assicurazioni SCRL	19,034	587
Azimut Holding SPA	32,885	404
Davide Campari-Milano SPA	38,813	388
Piccolo Credito Valtellinese Scarl	54,342	388
Ansaldo STS SPA	19,481	378
Iride SPA	188,454	354
Hera SPA	149,307	346
Societa Iniziative Autostradali e Servizi SPA	36,675	343
Impregilo SPA	103,578	336
* Cofide SPA	335,725	318
Danieli & C Officine Meccaniche SPA	23,859	307
* Italmobiliare SPA	9,105	274
* CIR-Compagnie Industriali Riunite SPA	116,282	271
* Banca Italease SPA	236,245	247
Banca Popolare dell'Etruria e del Lazio	43,318	235
DiaSorin SPA	6,579	234
* Credito Emiliano SPA	32,586	230
Piaggio & C SPA	84,013	229
ACEA SPA	20,678	221
* Permasteelisa SPA	11,829	213
ERG SPA	15,445	208
Milano Assicurazioni SPA	72,208	198
Tod's SPA	2,944	194
Recordati SPA	26,822	193
* Arnoldo Mondadori Editore SPA	48,306	187
* Premafin Finanziaria SPA	120,802	176
Autostrada Torino-Milano SPA	12,092	166
Maire Tecnimont SPA	45,615	154
* Interpump Group SPA	28,354	146
MARR SPA	16,672	146
* Indesit Co. SPA	11,326	139
Credito Artigiano SPA	48,837	128
Banco di Desio e della Brianza SPA	22,614	125
* Tiscali SPA	514,093	122
* Fastweb	4,825	121

*	Gruppo Editoriale L'Espresso SPA	40,600	116
	Trevi Finanziaria SPA	7,094	115
	Beni Stabili SPA	136,646	114
*	Gemina SPA	134,566	112
^	Geox SPA	17,152	111
	Banca Generali SPA	10,182	109
*	Sorin SPA	60,991	103
	Danieli & C Officine Meccaniche SPA	3,935	96
*	Amplifon SPA	20,446	95
*	DeA Capital SPA	54,287	88
	Esprinet SPA	6,818	84
	Astaldi SPA	10,682	82
	Landi Renzo SPA	13,302	71
	Cementir Holding SPA	15,606	67
	Immobiliare Grande Distribuzione	29,145	59
*	Pirelli & C Real Estate SPA	93,279	59
	Enia SPA	7,512	57
*,^ Seat Pagine Gialle SPA		245,165	55
*,^ RCS MediaGroup SPA		34,103	55
	Brembo SPA	7,916	53
*	Snai SPA	12,643	50
	Industria Macchine Automatiche SPA	2,645	48
*	Telecom Italia Media SPA	363,242	47
*	Italmobiliare SPA	1,062	46
	Nice SPA	12,349	43
*	Safilo Group SPA	54,825	42
*,^ Digital Multimedia Technologies SPA		2,055	42
*	IMMSI SPA	27,863	32
	SAES Getters SPA	2,966	22
*	Risanamento SPA	15,837	9
*	Tiscali SPA Warrants Exp. 12/15/2014	221,192	1
*	Interpump Group SPA Warrants Exp. 10/31/2012	2,440	1
			11,434
Japan (12.2%)
	Rohto Pharmaceutical Co. Ltd.	42,000	511
	Kyorin Co. Ltd.	31,000	449
	Shochiku Co. Ltd.	47,000	433
	Sankyu Inc.	81,000	385
	Takasago Thermal Engineering Co. Ltd.	46,000	383
	Kyowa Exeo Corp.	42,000	370
	Hitachi Kokusai Electric Inc.	39,000	354
	K's Holdings Corp.	10,800	343
*	Hitachi Zosen Corp.	235,000	340
	OSG Corp.	30,100	329
	Japan Airport Terminal Co. Ltd.	24,000	327
	Fancl Corp.	16,200	324
	Yamagata Bank Ltd.	67,000	319
	Miura Co. Ltd.	12,400	319
	Duskin Co. Ltd.	17,500	311
	Sanki Engineering Co. Ltd.	46,000	310
^	Joshin Denki Co. Ltd.	37,000	309
	Park24 Co. Ltd.	29,200	307
	Accordia Golf Co. Ltd.	303	307
	eAccess Ltd.	432	306
	Fuji Oil Co. Ltd.	21,300	304
	Hosiden Corp.	25,500	302
	Kyudenko Corp.	49,000	295

Maeda Road Construction Co. Ltd.	39,000	289
* Kayaba Industry Co. Ltd.	87,000	283
Nachi-Fujikoshi Corp.	100,000	283
Sanyo Chemical Industries Ltd.	49,000	276
^ Kadokawa Group Holdings Inc.	11,500	276
Bank of Iwate Ltd.	4,900	275
Iwatani Corp.	99,000	272
Okinawa Electric Power Co. Inc.	5,000	271
Sawai Pharmaceutical Co. Ltd.	4,100	270
FP Corp.	5,600	270
Toei Co. Ltd.	50,000	269
Nisshin Oillio Group Ltd.	50,000	267
Toyo Tanso Co. Ltd.	5,100	266
Kiyo Holdings Inc.	213,000	264
Tokai Tokyo Financial Holdings	70,000	264
NSD Co. Ltd.	24,600	262
Hogy Medical Co. Ltd.	5,300	258
Asahi Diamond Industrial Co. Ltd.	37,000	255
Fujitec Co. Ltd.	46,000	253
KUREHA Corp.	51,000	249
Ryosan Co. Ltd.	10,300	247
Nippon Flour Mills Co. Ltd.	50,000	246
Meitec Corp.	14,300	246
Horiba Ltd.	10,200	246
Kitz Corp.	48,000	239
Tadano Ltd.	50,000	239
Mizuno Corp.	50,000	238
Inaba Denki Sangyo Co. Ltd.	10,000	235
^ EDION Corp.	22,500	234
Nakamuraya Co. Ltd.	45,000	233
Nichicon Corp.	20,400	232
Tsubakimoto Chain Co.	52,000	232
^ Meidensha Corp.	52,000	231
Musashi Seimitsu Industry Co. Ltd.	10,400	229
Fuyo General Lease Co. Ltd.	10,100	228
Komori Corp.	20,200	228
Exedy Corp.	10,300	227
Sangetsu Co. Ltd.	10,300	227
Nifco Inc.	10,400	226
* Makino Milling Machine Co. Ltd.	49,000	226
Bank of the Ryukyus Ltd.	20,200	226
Nippon Denko Co. Ltd.	37,000	225
Sumitomo Warehouse Co. Ltd.	51,000	223
Ricoh Leasing Co. Ltd.	9,800	223
Japan Securities Finance Co. Ltd.	26,700	219
Toho Holdings Co. Ltd.	16,500	218
Morinaga Milk Industry Co. Ltd.	54,000	217
^ Daiseki Co. Ltd.	10,300	216
Toho Zinc Co. Ltd.	47,000	216
Sakai Chemical Industry Co. Ltd.	45,000	216
Kuroda Electric Co. Ltd.	15,100	214
Geo Corp.	202	211
Hokuto Corp.	10,000	210
Toyo Ink Manufacturing Co. Ltd.	51,000	210
Central Glass Co. Ltd.	51,000	210
Aichi Steel Corp.	51,000	210
Aica Kogyo Co. Ltd.	20,200	209
NOF Corp.	51,000	208

Izumiya Co. Ltd.	48,000	207
* Tokyo Seimitsu Co. Ltd.	15,100	205
Furukawa Co. Ltd.	183,000	204
Nikkiso Co. Ltd.	36,000	204
Oiles Corp.	14,900	204
Daihen Corp.	50,000	202
TS Tech Co. Ltd.	10,700	202
FCC Co. Ltd.	10,200	202
Kappa Create Co. Ltd.	9,950	201
* Aderans Holdings Co. Ltd.	18,600	200
Okumura Corp.	55,000	200
ADEKA Corp.	20,800	200
Akita Bank Ltd.	50,000	200
Nissin Kogyo Co. Ltd.	12,900	200
Mitsuboshi Belting Co. Ltd.	49,000	199
Toagosei Co. Ltd.	52,000	199
* Anritsu Corp.	51,000	199
Hanwa Co. Ltd.	54,000	198
Sugi Holdings Co. Ltd.	8,400	198
Shimizu Bank Ltd.	4,900	197
Pigeon Corp.	5,000	197
Seikagaku Corp.	19,100	196
Saizeriya Co. Ltd.	10,400	195
Nippon Signal Co. Ltd.	20,200	193
Japan Vilene Co. Ltd.	42,000	192
Okamoto Industries Inc.	50,000	191
Bank of Okinawa Ltd.	5,100	191
Nichi-iko Pharmaceutical Co. Ltd.	6,200	190
Resorttrust Inc.	15,200	189
Cosel Co. Ltd.	14,400	188
* Unitika Ltd.	243,000	188
Kakaku.com Inc.	51	187
Hoshizaki Electric Co. Ltd.	13,400	187
Tsuruha Holdings Inc.	5,000	187
Nippon Soda Co. Ltd.	50,000	185
FUJI SOFT Inc.	11,500	184
Seiren Co. Ltd.	30,100	183
Sanyo Special Steel Co. Ltd.	48,000	183
IBJ Leasing Co. Ltd.	10,200	183
* Alpine Electronics Inc.	15,600	180
Tokyo Ohka Kogyo Co. Ltd.	10,300	179
Yamanashi Chuo Bank Ltd.	42,000	179
Mitsui-Soko Co. Ltd.	50,000	178
Daio Paper Corp.	21,988	178
Itoham Foods Inc.	49,000	178
Futaba Corp.	10,300	177
Fujimi Inc.	10,100	177
Tamron Co. Ltd.	15,100	175
San-A Co. Ltd.	4,900	175
Wacom Co. Ltd.	102	171
Kagawa Bank Ltd.	49,000	170
Tomy Co. Ltd.	21,100	170
Unicharm Petcare Corp.	5,000	167
Hulic Co. Ltd.	26,800	166
MOS Food Services Inc.	10,000	166
Mitsui Sugar Co. Ltd.	51,000	165
Keihin Corp.	10,600	164
Denki Kogyo Co. Ltd.	35,400	164

	Nihon Kohden Corp.	10,300	163
	Daifuku Co. Ltd.	26,000	163
	Toho Bank Ltd.	51,000	163
^	M3 Inc.	49	162
*	Shinko Plantech Co. Ltd.	15,100	162
	Shikoku Bank Ltd.	51,000	160
	Nippon Suisan Kaisha Ltd.	55,000	160
	Toyo Engineering Corp.	50,000	160
	Heiwa Real Estate Co. Ltd.	52,000	159
	Tokushima Bank Ltd.	45,000	159
*,^ Akebono Brake Industry Co. Ltd.		28,600	156
	Sanyo Shokai Ltd.	49,000	156
	Shibusawa Warehouse Co. Ltd.	49,000	156
	Maeda Corp.	57,000	156
	Miyazaki Bank Ltd.	50,000	155
	Marudai Food Co. Ltd.	50,000	153
	Mikuni Coca-Cola Bottling Co. Ltd.	19,400	153
	Nihon Unisys Ltd.	20,200	152
	Nippon Gas Co. Ltd.	9,900	152
	Daibiru Corp.	20,200	152
	Doutor Nichires Holdings Co. Ltd.	12,000	151
	Ariake Japan Co. Ltd.	10,100	150
	Mandom Corp.	5,400	150
	Earth Chemical Co. Ltd.	5,100	150
	Amano Corp.	17,400	148
	Nitta Corp.	10,100	148
	Oyo Corp.	19,700	148
*,^ Iseki & Co. Ltd.		51,000	148
^	Zensho Co. Ltd.	20,300	147
^	Tokyo Dome Corp.	51,000	147
	Yodogawa Steel Works Ltd.	35,800	147
	Taikisha Ltd.	10,200	146
	Hitachi Transport System Ltd.	11,000	146
*,^ Pioneer Corp.		37,200	145
	Ehime Bank Ltd.	51,000	144
*	Sanken Electric Co. Ltd.	51,000	143
	Maruha Nichiro Holdings Inc.	103,000	143
	Bank of Saga Ltd.	50,000	142
	Sanwa Holdings Corp.	52,000	141
	GMO internet Inc.	35,200	141
	Eighteenth Bank Ltd.	50,000	141
	Ryoshoku Ltd.	5,400	139
	Nippon Beet Sugar Manufacturing Co. Ltd.	51,000	137
*	JVC KENWOOD Holdings Inc.	301,700	136
	Tokyo Tomin Bank Ltd.	10,100	136
	Arcs Co. Ltd.	10,000	136
	Kaken Pharmaceutical Co. Ltd.	16,000	135
	Topy Industries Ltd.	81,000	135
	Morinaga & Co. Ltd.	62,000	135
*	Towa Bank Ltd.	187,000	134
	PARIS MIKI HOLDINGS Inc.	15,400	134
*	Megachips Corp.	9,400	134
	Nippon Carbon Co. Ltd.	47,000	133
	Mie Bank Ltd.	49,000	133
	Daisan Bank Ltd.	50,000	133
	Sakata Seed Corp.	10,300	132
	Foster Electric Co. Ltd.	4,300	132
	NET One Systems Co. Ltd.	117	132

	Noritake Co. Ltd.	50,000	131
*,^ Daiei Inc.		38,000	131
	Noritz Corp.	10,400	130
	Heiwado Co. Ltd.	10,000	130
	Hokuetsu Kishu Paper Co. Ltd.	26,000	130
*	Sumitomo Light Metal Industries Ltd.	152,000	129
	Kyoei Steel Ltd.	7,200	129
	Marusan Securities Co. Ltd.	22,900	129
	Showa Sangyo Co. Ltd.	39,000	127
	Sanrio Co. Ltd.	16,300	126
	Nagaileben Co. Ltd.	5,800	125
	Atsugi Co. Ltd.	100,000	125
	Tokushu Tokai Holdings Co. Ltd.	50,000	125
	So-net Entertainment Corp.	53	124
	Iino Kaiun Kaisha Ltd.	25,100	124
	Chudenko Corp.	9,900	123
*	Futaba Industrial Co. Ltd.	13,500	122
	Jaccs Co. Ltd.	51,000	122
	Xebio Co. Ltd.	6,500	122
	Toyo Corp.	15,000	121
	Chofu Seisakusho Co. Ltd.	5,200	121
	Mars Engineering Corp.	5,000	121
*	Minato Bank Ltd.	99,000	120
	Sintokogio Ltd.	15,700	120
	Parco Co. Ltd.	15,400	120
	Nichiden Corp.	5,000	120
	Mitsubishi Paper Mills Ltd.	101,000	119
	Stella Chemifa Corp.	2,300	119
	Century Tokyo Leasing Corp.	10,000	119
	Kato Sangyo Co. Ltd.	6,800	118
	Asahi Organic Chemicals Industry Co. Ltd.	50,000	118
	Tokyo Rope Manufacturing Co. Ltd.	47,000	118
	Aomori Bank Ltd.	50,000	118
	Canon Electronics Inc.	5,400	116
	Nitto Boseki Co. Ltd.	52,000	115
	Goldcrest Co. Ltd.	4,110	114
	Yachiyo Bank Ltd.	5,100	114
	Sasebo Heavy Industries Co. Ltd.	51,000	113
	Yoshinoya Holdings Co. Ltd.	101	112
	Nitto Kohki Co. Ltd.	5,300	111
	Nihon Dempa Kogyo Co. Ltd.	5,200	109
	Kisoji Co. Ltd.	5,100	109
	Saibu Gas Co. Ltd.	39,000	108
*	Chiba Kogyo Bank Ltd.	14,900	107
*	Kenedix Inc.	350	107
	Oki Electric Industry Co. Ltd.	126,000	107
*	Nippon Light Metal Co. Ltd.	109,000	107
	AOC Holdings Inc.	17,200	106
	Tomato Bank Ltd.	51,000	106
*	Transcosmos Inc.	11,700	105
	AOKI Holdings Inc.	10,200	104
	Star Micronics Co. Ltd.	10,900	104
	Toa Corp.	100,000	104
	TOC Co. Ltd.	26,200	103
	Prima Meat Packers Ltd.	99,000	103
	Fuji Seal International Inc.	5,100	103
	Nagano Bank Ltd.	51,000	102
	TV Tokyo Corp.	4,900	102

	Nissan Shatai Co. Ltd.	12,000	102
	CKD Corp.	14,800	100
	DCM Japan Holdings Co. Ltd.	16,500	99
	ASKUL Corp.	5,400	99
	HIS Co. Ltd.	5,100	99
	Fuji Co. Ltd.	5,100	98
	Toshiba Plant Systems & Services Corp.	8,000	97
	Michinoku Bank Ltd.	50,000	97
	Daiwabo Holdings Co. Ltd.	47,000	97
	Okamura Corp.	19,000	95
	Japan Wool Textile Co. Ltd.	13,000	95
	Nippo Corp.	14,000	95
	Higashi-Nippon Bank Ltd.	50,000	95
*	Mito Securities Co. Ltd.	42,000	94
	Chugoku Marine Paints Ltd.	14,000	93
	WATAMI Co. Ltd.	5,100	93
	Aiphone Co. Ltd.	5,400	93
	Ryoyo Electro Corp.	10,900	92
*	Nippon Chemi-Con Corp.	25,000	92
	Tokyo Rakutenchi Co. Ltd.	23,000	92
	Moshi Moshi Hotline Inc.	5,150	92
	Nippon Shinyaku Co. Ltd.	8,000	91
	Shoei Co. Ltd.	11,600	90
	Godo Steel Ltd.	43,000	90
	Nihon Parkerizing Co. Ltd.	7,000	89
	Royal Holdings Co. Ltd.	8,800	88
*	MEGMILK SNOW BRAND Co. Ltd.	6,100	88
	SHO-BOND Holdings Co. Ltd.	5,200	88
	Max Co. Ltd.	9,000	87
	Senshukai Co. Ltd.	15,900	86
	Kurabo Industries Ltd.	55,000	85
	T-Gaia Corp.	54	85
	Itochu Enex Co. Ltd.	20,000	84
	Coca-Cola Central Japan Co. Ltd.	6,800	84
	Jeol Ltd.	23,000	84
	Fukui Bank Ltd.	26,000	84
	Kanto Auto Works Ltd.	10,300	83
*	Kanematsu Corp.	106,000	83
	Koa Corp.	8,100	83
*,^ Daikyo Inc.		40,000	83
	Osaka Steel Co. Ltd.	5,000	82
*	Toyo Electric Manufacturing Co. Ltd.	11,000	82
^	SMK Corp.	16,000	82
	Hokuetsu Bank Ltd.	51,000	82
	TKC	4,400	81
	Nippon Yakin Kogyo Co. Ltd.	21,500	80
*	Penta-Ocean Construction Co. Ltd.	77,000	80
	Nippon Thompson Co. Ltd.	14,000	79
*	Toyo Securities Co. Ltd.	43,000	79
	Towa Pharmaceutical Co. Ltd.	1,600	79
	Japan Aviation Electronics Industry Ltd.	11,000	79
	Nippon Synthetic Chemical Industry Co. Ltd.	11,000	78
	Mitsubishi Pencil Co. Ltd.	6,100	78
	Aiful Corp.	41,900	77
^	Gulliver International Co. Ltd.	1,320	76
	Kanto Denka Kogyo Co. Ltd.	11,000	76
*	Sanden Corp.	27,000	75
	Oita Bank Ltd.	21,000	75

Alpen Co. Ltd.	5,100	75
Ines Corp.	9,800	75
Nippon Konpo Unyu Soko Co. Ltd.	7,000	75
Iwai Securities Co. Ltd.	11,700	74
Shinmaywa Industries Ltd.	24,000	74
Nichii Gakkan Co.	8,000	74
Nihon Nohyaku Co. Ltd.	14,000	74
* Nichias Corp.	20,000	74
* Toyo Tire & Rubber Co. Ltd.	43,000	73
^ Unipres Corp.	4,600	73
Asahi Holdings Inc.	4,800	73
Ichiyoshi Securities Co. Ltd.	11,200	71
Paramount Bed Co. Ltd.	3,500	70
* Ryobi Ltd.	28,000	69
Showa Corp.	12,400	69
Temp Holdings Co. Ltd.	8,400	69
Enplas Corp.	3,900	68
Chiyoda Co. Ltd.	5,200	68
Nippon Sharyo Ltd.	10,000	68
Round One Corp.	10,300	67
Maezawa Kyuso Industries Co. Ltd.	4,700	67
Osaki Electric Co. Ltd.	7,000	67
* CSK Holdings Corp.	14,700	67
^ Toda Kogyo Corp.	10,000	67
Toyo Kanetsu KK	36,000	66
Taihei Dengyo Kaisha Ltd.	8,000	66
Nippon Seiki Co. Ltd.	6,000	66
Riken Corp.	19,000	66
Nishimatsu Construction Co. Ltd.	56,000	65
* Invoice Inc.	4,293	65
Sankyo-Tateyama Holdings Inc.	52,000	64
Nihon Yamamura Glass Co. Ltd.	20,000	64
Kyokuto Securities Co. Ltd.	7,200	63
* Daiichi Chuo KK	25,000	63
Hibiya Engineering Ltd.	7,100	63
Doshisha Co. Ltd.	2,900	62
Trusco Nakayama Corp.	4,400	61
Nippon Densetsu Kogyo Co. Ltd.	8,000	61
Yokogawa Bridge Holdings Corp.	8,000	61
Life Corp.	3,600	61
Japan Pulp & Paper Co. Ltd.	18,000	61
Nidec Copal Corp.	4,100	60
Tachi-S Co. Ltd.	6,900	59
Union Tool Co.	2,100	59
Ryoden Trading Co. Ltd.	12,000	59
Sankyo Seiko Co. Ltd.	20,100	59
Sekisui Jushi Corp.	7,000	58
Pacific Golf Group International Holdings KK	82	58
Kanto Natural Gas Development Ltd.	11,000	58
Aichi Bank Ltd.	800	58
Kintetsu World Express Inc.	2,200	56
Takara Standard Co. Ltd.	10,000	56
Taiko Pharmaceutical Co. Ltd.	2,500	56
^ Nippon Metal Industry Co. Ltd.	36,000	56
Zuken Inc.	7,600	55
Kaga Electronics Co. Ltd.	5,300	55
Bic Camera Inc.	158	55
* VITAL KSK HOLDINGS Inc.	8,800	55

*	CMK Corp.	7,100	54
	Modec Inc.	2,800	54
	Pronexus Inc.	8,800	54
	Tocalo Co. Ltd.	3,100	53
	NEC Fielding Ltd.	3,600	52
	Nitto Kogyo Corp.	5,100	52
	Valor Co. Ltd.	6,500	52
	Ministop Co. Ltd.	4,400	52
	Fuji Fire & Marine Insurance Co. Ltd.	47,000	52
	Tsutsumi Jewelry Co. Ltd.	2,700	51
*	Ishihara Sangyo Kaisha Ltd.	67,000	51
	Yonekyu Corp.	5,500	51
	Kyodo Printing Co. Ltd.	19,000	51
*	FIDEA Holdings Co. Ltd.	30,000	51
	NEC Networks & System Integration Corp.	4,700	51
	Sinanen Co. Ltd.	12,000	50
	Japan Digital Laboratory Co. Ltd.	4,300	50
	DTS Corp.	5,200	50
	Gakken Holdings Co. Ltd.	20,000	50
*	Kinki Sharyo Co. Ltd.	7,000	50
	Japan Radio Co. Ltd.	26,000	50
	T Hasegawa Co. Ltd.	3,600	50
	Seiko Holdings Corp.	29,000	50
*	Calsonic Kansei Corp.	18,000	49
	Risa Partners Inc.	82	49
	Senko Co. Ltd.	13,000	49
	Shin-Etsu Polymer Co. Ltd.	7,700	48
	Nohmi Bosai Ltd.	8,000	48
*	Nice Holdings Inc.	22,000	48
	Hisaka Works Ltd.	5,000	48
	Tochigi Bank Ltd.	11,000	47
*	Best Denki Co. Ltd.	17,500	47
	Sanyo Denki Co. Ltd.	14,000	47
	Sanshin Electronics Co. Ltd.	6,100	46
	Aeon Delight Co. Ltd.	3,500	46
	Information Services International-Dentsu Ltd.	8,000	46
*	SWCC Showa Holdings Co. Ltd.	48,000	46
*,^ Orient Corp.		50,500	46
	JFE Shoji Holdings Inc.	13,000	46
*	Matsuya Co. Ltd.	5,300	45
	ST Corp.	4,000	44
	Aida Engineering Ltd.	13,100	44
	Kita-Nippon Bank Ltd.	1,500	43
*	Mitsui High-Tec Inc.	5,300	42
	Internet Initiative Japan Inc.	24	42
*	Cedyna Financial Corp.	21,800	42
	Avex Group Holdings Inc.	5,000	42
	Shinkawa Ltd.	2,700	41
	Topre Corp.	4,500	40
	Fujimori Kogyo Co. Ltd.	2,800	39
	Fujita Kanko Inc.	10,000	39
	Hokuriku Electric Industry Co. Ltd.	23,000	39
	Inabata & Co. Ltd.	9,600	39
	Token Corp.	1,770	38
*	Rhythm Watch Co. Ltd.	24,000	37
	Daimei Telecom Engineering Corp.	5,000	37
*	Tamura Corp.	12,000	37
	Tenma Corp.	3,200	37

Dai-Dan Co. Ltd.	7,000	37
Nakayama Steel Works Ltd.	27,000	37
Shimojima Co. Ltd.	2,700	36
Press Kogyo Co. Ltd.	20,000	36
Takihyo Co. Ltd.	7,000	36
Chukyo Bank Ltd.	12,000	35
* Shindengen Electric Manufacturing Co. Ltd.	13,000	35
* Mitsubishi Steel Manufacturing Co. Ltd.	20,000	35
Idec Corp.	5,100	34
Seika Corp.	16,000	34
Shinko Shoji Co. Ltd.	4,000	33
Cybozu Inc.	82	31
Sumikin Bussan Corp.	15,000	30
* Kanto Tsukuba Bank Ltd.	10,300	30
Nippon Chemical Industrial Co. Ltd.	13,000	30
Okuwa Co. Ltd.	3,000	30
* Fukushima Bank Ltd.	28,000	16
		60,113
Malaysia (0.8%)
KFC Holdings Malaysia Bhd.	235,600	549
Top Glove Corp. Bhd.	108,500	355
Bursa Malaysia Bhd.	95,100	214
Media Prima Bhd.	392,200	202
* AirAsia Bhd.	493,600	196
KNM Group Bhd.	905,200	193
Berjaya Corp. Bhd.	492,300	177
Multi-Purpose Holdings Bhd.	300,640	164
* IGB Corp. Bhd.	306,400	162
Genting Plantations Bhd.	79,900	141
Dialog Group Bhd.	349,322	140
SapuraCrest Petroleum Bhd.	177,000	120
KLCC Property Holdings Bhd.	121,300	118
Wah Seong Corp. Bhd.	162,400	110
WCT Bhd.	136,000	104
Boustead Holdings Bhd.	100,620	100
Kulim Malaysia Bhd.	45,500	97
* Malaysian Airline System Bhd.	110,400	84
Samling Global Ltd.	962,000	82
* Malaysian Resources Corp. Bhd.	189,900	78
Carlsberg Brewery-Malay Bhd.	58,300	78
POS Malaysia Bhd.	116,900	72
DRB-Hicom Bhd.	234,000	71
TAN Chong Motor Holdings Bhd.	70,600	65
Malaysian Bulk Carriers Bhd.	68,800	62
OSK Holdings Bhd.	162,500	60
Sunrise Bhd.	87,300	56
* Mulpha International Bhd.	339,000	49
Uchi Technologies Bhd.	91,300	35
Petra Perdana Bhd.	82,400	34
* Malaysian Resources Corp. Bhd. Rights Exp. 02/19/2010	94,950	8
* Berjaya Media Bhd.	11,300	3
* OSK Holdings Bhd.	14,287	3
* Media Prima Bhd. Warrants Exp. 12/31/2014	9,277	1
		3,983
Mexico (0.8%)
Coca-Cola Femsa SAB de CV	84,400	522
* Empresas ICA SAB de CV	182,940	447

	Banco Compartamos SA de CV	89,800	438
	Grupo Aeroportuario del Sureste SAB de CV Class B	86,200	425
*	Desarrolladora Homex SAB de CV	73,500	376
*	Corp GEO SAB de CV	119,500	317
	TV Azteca SA de CV	521,300	277
*	Axtel SAB de CV	275,552	247
*	Consorcio ARA SAB de CV	334,800	218
*	Industrias CH SAB de CV Class B	58,700	182
*	Grupo Famsa SAB de CV Class A	51,757	107
	Grupo Aeroportuario del Centro Norte Sab de CV	66,728	100
*	Controladora Comercial Mexicana SAB de CV	118,700	96
*	Gruma SAB de CV Class B	48,300	95
*	Grupo Simec SAB de CV Class B	35,620	83
			3,930
Netherlands (2.1%)
	Koninklijke Boskalis Westminster NV	17,458	613
	Imtech NV	21,947	593
	CSM	17,964	495
	Wereldhave NV	5,422	488
	Koninklijke Vopak NV	6,455	484
	Nutreco Holding NV	8,831	468
*,^ ASM International NV		18,320	422
	Aalberts Industries NV	28,437	414
	Eurocommercial	10,520	411
*	USG People NV	20,809	397
	BinckBank NV	21,859	383
*	OCE NV	30,254	363
	Vastned Retail NV	5,102	344
	Smit Internationale NV	3,562	305
	Arcadis NV	13,202	292
	Mediq NV	15,723	284
*	Crucell NV	13,988	272
	Koninklijke BAM Groep NV	26,755	262
	Nieuwe Steen Investments Funds NV	12,713	248
	Ten Cate NV	9,384	247
	Wavin NV	104,748	237
	Exact Holding NV	8,074	212
*	SNS REAAL NV	34,330	201
*	Unit 4 Agresso NV	7,305	173
	TKH Group NV	8,885	170
^	Telegraaf Media Groep NV	8,838	168
	Sligro Food Group NV	5,292	160
*	Draka Holding NV	9,031	153
*,^ TomTom NV		16,196	131
	Beter Bed Holding NV	4,451	117
	Grontmij NV	4,577	113
*	Koninklijke Wessanen NV	17,752	91
*	Ordina NV	11,861	88
	Macintosh Retail Group NV	4,773	87
	Brunel International NV	2,274	84
	Vastned Offices/Industrial NV	4,490	76
*	Kardan NV	11,664	70
*	Heijmans NV	3,693	66
	KAS Bank NV	2,966	57
*	AMG Advanced Metallurgical Group NV	4,816	55
			10,294

New Zealand (0.2%)
	Goodman Property Trust	286,507	207
	Infratil Ltd.	150,084	173
^	AMP NZ Office Trust	291,195	149
	New Zealand Oil & Gas Ltd.	126,408	135
	Nuplex Industries Ltd.	46,876	106
	Freightways Ltd.	33,397	77
*	Fisher & Paykel Appliances Holdings Ltd.	171,468	72
	Tower Ltd.	50,936	70
	Pumpkin Patch Ltd.	28,297	39
	Mainfreight Ltd.	8,233	33
			1,061
Norway (2.0%)
	Tandberg ASA	24,700	706
*,^ Marine Harvest ASA		783,900	700
*	Petroleum Geo-Services ASA	54,800	682
	Acergy SA	42,600	648
*	TGS Nopec Geophysical Co. ASA	31,100	593
*	Schibsted ASA	26,520	581
*	Subsea 7 Inc.	31,500	524
^	Frontline Ltd.	14,450	434
	ProSafe SE	64,600	362
	Sparebank 1 SR Bank	33,194	284
*,^ DNO International ASA		284,600	273
	SpareBank 1 SMN	30,400	267
*	Cermaq ASA	26,100	258
*	Norwegian Property ASA	114,000	257
	Fred Olsen Energy ASA	6,450	252
	ABG Sundal Collier Holding ASA	198,000	249
	Tomra Systems ASA	53,000	246
	Veidekke ASA	26,500	225
	Aker ASA	8,100	215
	Atea ASA	24,962	210
*	Songa Offshore SE	32,800	183
*	Norwegian Energy Co. AS	53,500	161
*	Prosafe Production Public Ltd.	66,612	133
*	Sevan Marine ASA	87,200	126
*	Austevoll Seafood ASA	14,900	111
*,^ Norske Skogindustrier ASA		66,500	110
	Golar LNG Ltd.	8,200	96
*	Dockwise Ltd.	3,157	95
*	Pronova BioPharma AS	31,500	93
^	Opera Software ASA	26,500	86
	Stolt-Nielsen SA	5,300	79
	Leroy Seafood Group ASA	3,400	71
*,^ DOF ASA		11,200	70
	Wilh Wilhelmsen ASA	3,200	70
	ODIM ASA	9,400	50
*	Scorpion Offshore Ltd.	9,000	39
*	EDB Business Partner ASA	10,000	39
	Rem Offshore ASA	3,800	25
*	Golar LNG Energy Ltd.	1,000	2
			9,605

Peru (0.1%)
*	Minsur SA	130,103	302

Philippines (0.3%)
	Energy Development Corp.	4,355,750	443
*	First Gen Corp.	779,168	161
	Aboitiz Power Corp.	626,393	128
*	Alliance Global Group Inc.	1,138,350	114
	International Container Terminal Services Inc.	240,758	107
	Manila Water Co. Inc.	267,178	89
	Robinsons Land Corp.	280,950	72
	First Philippine Holdings Corp.	59,100	61
	Megaworld Corp.	2,062,000	53
	Filinvest Land Inc.	2,260,000	43
	Vista Land & Lifescapes Inc.	996,000	39
			1,310
Poland (0.6%)
	Asseco Poland SA	16,139	331
*	PBG SA	3,746	272
	Polimex-Mostostal SA	168,355	243
*	Grupa Lotos SA	23,472	222
*	Orbis SA	16,504	204
	Emperia Holding SA	6,830	199
*	Bank Millennium SA	125,367	181
*	AmRest Holdings SE	6,746	176
*	Synthos SA	361,137	154
	Eurocash SA	24,600	145
*	Cersanit SA	24,457	116
*	Echo Investment SA	84,576	111
*	Grupa Kety SA	2,269	89
	Budimex SA	2,700	68
*	Bioton SA	963,871	65
*	Agora SA	8,762	62
*	Bank BPH SA	1,958	54
	Firma Oponiarska Debica SA	2,063	46
*	Polnord SA	2,724	31
*	Ciech SA	2,089	22
			2,791
Portugal (0.4%)
^	Sonae	260,416	322
	Mota Engil SGPS SA	53,830	245
	BANIF SGPS SA	125,506	216
*	Sonaecom - SGPS SA	82,780	209
	Portucel Empresa Produtora de Pasta e Papel SA	69,876	184
	Semapa-Sociedade de Investimento e Gestao	16,229	171
	REN - Redes Energeticas Nacionais SA	40,838	164
*,^ Altri SGPS SA		15,921	92
*	Teixeira Duarte - Engenharia Construcoes SA	68,491	89
*	Sonae Industria SGPS SA	15,627	54
*	Martifer SGPS SA	4,999	24
			1,770
Russia (0.3%)
*	Inter Rao Ues OAO	393,332,600	625
	AK Transneft OAO Prior Pfd.	415	340
	Uralsvyazinform	4,712,851	131
	Sibirtelecom	1,902,700	94
*	RBC Information Systems	12,981	16

	VolgaTelecom	4,324	13
			1,219
Singapore (1.2%)
	Ascendas Real Estate Investment Trust	516,000	703
	Suntec Real Estate Investment Trust	610,000	562
	Mapletree Logistics Trust	821,000	454
	Singapore Airport Terminal Services Ltd.	244,000	428
^	Hyflux Ltd.	152,000	356
	Ascendas India Trust	475,000	329
	Straits Asia Resources Ltd.	193,000	294
	Kim Eng Holdings Ltd.	198,000	279
*	Biosensors International Group Ltd.	473,000	267
^	Ezra Holdings Ltd.	173,000	258
	CDL Hospitality Trusts	178,402	227
	OM Holdings Ltd.	122,593	185
*	Indofood Agri Resources Ltd.	111,000	160
	Raffles Education Corp. Ltd.	433,100	122
	Midas Holdings Ltd.	169,000	119
	Fortune Real Estate Investment Trust	285,000	115
	Ascott Residence Trust	100,000	82
	First Ship Lease Trust	194,000	81
	CSE Global Ltd.	129,000	80
	Frasers Commercial Trust	708,000	75
*	Banyan Tree Holdings Ltd.	148,000	74
*	Swiber Holdings Ltd.	99,000	72
	Cambridge Industrial Trust	198,000	65
	Creative Technology Ltd.	14,900	62
	Goodpack Ltd.	67,000	58
*	KS Energy Services Ltd.	51,000	46
*	Jaya Holdings Ltd.	103,000	44
	CH Offshore Ltd.	83,000	38
	K1 Ventures Ltd.	325,000	37
			5,672
South Africa (0.4%)
	Astral Foods Ltd.	23,926	313
	DataTec Ltd.	48,541	181
	Capital Property Fund	175,590	161
*,^ Great Basin Gold Ltd.		89,100	144
	Emira Property Fund	87,668	135
	City Lodge Hotels Ltd.	11,186	118
*	Mvelaphanda Group Ltd.	117,231	115
	Omnia Holdings Ltd.	11,655	92
*	Metorex Ltd.	150,320	89
	Avusa Ltd.	31,400	74
	Afgri Ltd.	93,225	73
	DRDGOLD Ltd.	125,281	70
*	Blue Label Telecoms Ltd.	106,434	69
*,^ First Uranium Corp.		36,200	65
*	Simmer & Jack Mines Ltd.	261,153	61
	Peregrine Holdings Ltd.	42,090	58
			1,818
South Korea (2.8%)
	Korea Zinc Co. Ltd.	3,976	579
	Seoul Semiconductor Co. Ltd.	10,648	371
*	Celltrion Inc.	22,347	305
	Dong-A Pharmaceutical Co. Ltd.	3,006	300
	Tong Yang Securities Inc.	32,090	295

Macquarie Korea Infrastructure Fund	70,390	289
Korean Reinsurance Co.	33,080	287
Hyundai Marine & Fire Insurance Co. Ltd.	18,650	284
Orion Corp.	1,231	272
SK Chemicals Co. Ltd.	5,825	270
Hanmi Pharm Co. Ltd.	2,567	255
LG International Corp.	10,950	254
MegaStudy Co. Ltd.	1,351	244
LIG Insurance Co. Ltd.	13,520	238
* LG Life Sciences Ltd.	4,653	211
Hotel Shilla Co. Ltd.	11,380	194
LG Fashion Corp.	8,420	189
Taihan Electric Wire Co. Ltd.	13,260	187
Taekwang Industrial Co. Ltd.	316	186
* SK Broadband Co. Ltd.	41,016	183
Meritz Fire & Marine Insurance Co. Ltd.	28,140	178
Poongsan Corp.	10,090	172
LS Industrial Systems Co. Ltd.	2,376	171
* POSDATA Co. Ltd.	19,973	145
* Neowiz Games Corp.	5,014	138
Hana Tour Service Inc.	3,751	138
* Eugene Investment & Securities Co. Ltd.	182,470	137
Hanwha Securities Co.	17,830	135
SODIFF Advanced Materials Co. Ltd.	1,858	131
Seah Besteel Corp.	10,130	130
Hanil Cement Co. Ltd.	2,045	128
* Dongbu Securities Co. Ltd.	24,040	127
* TK Corp.	4,772	125
Daewoong Pharmaceutical Co. Ltd.	2,904	125
Samchully Co. Ltd.	1,256	125
Kolon Corp.	3,340	123
Humax Co. Ltd.	7,966	122
Taewoong Co. Ltd.	1,773	121
Young Poong Corp.	282	119
Woongjin Thinkbig Co. Ltd.	5,670	118
Sung Kwang Bend Co. Ltd.	5,707	116
* Ssangyong Cement Industrial Co. Ltd.	17,060	115
CJ CGV Co. Ltd.	5,970	111
Green Cross Corp.	1,062	110
KIWOOM Securities Co. Ltd.	3,282	109
Binggrae Co. Ltd.	2,690	109
Doosan Engineering & Construction Co. Ltd.	18,840	108
E1 Corp.	1,945	108
* Hansol Paper Co.	12,820	107
SK Gas Co. Ltd.	2,688	105
Dongsuh Co. Inc.	3,778	104
* Komipharm International Co. Ltd.	2,474	101
Hanjin Transportation Co. Ltd.	3,360	100
Samyang Corp.	2,860	98
Korea Kumho Petrochemical	5,850	96
Namhae Chemical Corp.	6,000	95
STX Engine Co. Ltd.	6,110	94
NH Investment & Securities Co. Ltd.	10,800	93
Kyobo Securities Co.	10,770	92
KISCO Corp.	2,346	90
Meritz Securities Co. Ltd.	83,720	87
SK Securities Co. Ltd.	41,930	86
Korea Line Corp.	2,413	85

* SK Communications Co. Ltd.	6,783	81
* Jusung Engineering Co. Ltd.	6,309	81
Dongbu Steel Co. Ltd.	10,278	81
Handsome Co. Ltd.	6,520	80
* Woongjin Chemical Co. Ltd.	88,720	79
Korea Plant Service & Engineering Co. Ltd.	2,210	78
* S&T Daewoo Co. Ltd.	3,490	78
SFA Engineering Corp.	2,736	78
Hyundai Elevator Co. Ltd.	1,687	77
Namyang Dairy Products Co. Ltd.	182	76
Youngone Holdings Co. Ltd.	2,570	75
S&T Dynamics Co. Ltd.	6,280	75
Jeonbuk Bank	12,199	74
* KTB Securities Co. Ltd.	23,510	74
Hanjin Heavy Industries & Construction Holdings Co. Ltd.	7,600	74
* Woongjin Holdings Co. Ltd.	8,770	73
Hyundai H&S Co. Ltd.	1,182	71
Huchems Fine Chemical Corp.	2,930	71
* Daewoo Motor Sales	11,248	69
* Ilyang Pharmaceutical Co. Ltd.	3,150	68
Youngone Corp.	7,974	67
KISCO Holdings Co. Ltd.	1,230	67
Hyunjin Materials Co. Ltd.	3,238	67
Chong Kun Dang Pharm Corp.	3,790	66
Daeduck Electronics Co.	12,520	65
Daeduck GDS Co. Ltd.	7,660	64
Bukwang Pharmaceutical Co. Ltd.	5,370	64
Kumho Electric Co. Ltd.	1,741	61
Taeyoung Engineering & Construction	14,510	60
* Asiana Airlines	18,660	59
Korea Electric Terminal Co. Ltd.	3,660	58
CJ O Shopping Co. Ltd.	1,050	58
Daekyo Co. Ltd.	11,850	57
Kwang Dong Pharmaceutical Co. Ltd.	24,350	56
* Interpark Corp.	9,729	56
Sam Young Electronics Co. Ltd.	6,190	54
* Osstem Implant Co. Ltd.	5,572	53
* Ssangyong Motor Co.	24,720	53
Dae Han Flour Mills Co. Ltd.	464	51
* ON*Media Corp.	15,540	46
* Pyeong San Co. Ltd.	2,725	46
Kyeryong Construction Industrial Co. Ltd.	2,710	45
GS Home Shopping Inc.	746	45
CJ Internet Corp.	3,722	45
Insun ENT Co. Ltd.	10,515	44
Sewon Cellontech Co. Ltd.	7,130	42
* Forhuman Co. Ltd.	5,683	42
* Daesang Corp.	7,110	41
* Unison Co. Ltd.	3,492	41
Hite Holdings Co. Ltd.	1,950	38
* KP Chemical Corp.	5,590	37
INTOPS Co. Ltd.	2,557	37
Kolon Engineering & Construction Co. Ltd.	7,320	36
* Dongbu HiTek Co. Ltd.	6,760	35
* Tong Yang Major Corp.	12,770	33
Humax Holdings Co. Ltd.	3,249	32
* Kumho Tire Co. Inc.	11,590	32
Dongbu Corp.	4,780	31

	Hankuk Electric Glass Co. Ltd.	1,270	30
*	Hanwha Non-Life Insurance Co. Ltd.	3,170	30
*	Keangnam Enterprises Ltd.	3,230	26
*	SSCP Co. Ltd.	4,248	24
	LG Innotek Co. Ltd.	210	16
			13,943
Spain (1.8%)
^	Bolsas y Mercados Espanoles SA	23,647	672
	Ebro Puleva SA	30,004	596
*	Iberia Lineas Aereas de Espana SA	195,495	594
	Construcciones y Auxiliar de Ferrocarriles SA	949	539
	Obrascon Huarte Lain SA	22,524	534
	Grupo Catalana Occidente SA	18,323	420
	Tecnicas Reunidas SA	7,773	418
	Prosegur Cia de Seguridad SA	8,570	388
*	Zeltia SA	60,493	357
^	Abengoa SA	11,649	352
	Viscofan SA	12,218	318
	Sociedad General de Aguas de Barcelona SA Class A	11,461	317
	Banco Pastor SA	45,262	301
	Antena 3 de Television SA	25,209	268
	Sol Melia SA	31,621	259
*,^ NH Hoteles SA		50,821	251
	FAES FARMA SA	47,559	240
	Tubacex SA	53,163	208
	Duro Felguera SA	19,801	193
*	Grupo Empresarial Ence SA	46,524	189
	Almirall SA	12,268	162
	Fersa Energias Renovables SA	49,655	139
*,^ Promotora de Informaciones SA		23,057	125
*	Campofrio Food SA	13,917	125
*	SOS Corp. Alimentaria SA	32,878	117
	Tubos Reunidos SA	33,525	105
*	Realia Business SA	44,390	104
^	Pescanova SA	2,839	89
	Cementos Portland Valderrivas SA	2,700	78
*,^ Afirma Grupo Inmobiliario SA		177,840	75
	Miquel y Costas & Miquel SA	3,395	68
	Laboratorios Farmaceuticos Rovi SA	5,619	57
	Fluidra SA	12,549	56
*,^ Solaria Energia y Medio Ambiente SA		11,358	41
*	Ercros SA	20,935	41
*	General de Alquiler de Maquinaria SA	5,603	35
*	Avanzit SA	33,540	34
*,^ La Seda de Barcelona SA Class B		68,850	32
			8,897
Sweden (3.0%)
	Getinge AB	61,446	1,315
	Ratos AB	33,015	913
	Kinnevik Investment AB	60,027	890
	Modern Times Group AB Class B	15,618	716
	Meda AB Class A	62,048	606
	Hexagon AB Class B	43,630	587
*	Lundin Petroleum AB	67,244	511
*	Trelleborg AB Class B	68,016	466
	Elekta AB Class B	17,512	411
	Castellum AB	45,086	407

	NCC AB Class B	21,361	318
*	JM AB	21,555	313
*	Husqvarna AB	46,947	299
	Fabege AB	50,332	297
	Peab AB	51,666	297
	Lundbergforetagen AB Class B	6,339	290
	Hakon Invest AB	17,987	288
	Wihlborgs Fastigheter AB	14,508	275
	Kungsleden AB	41,612	274
	Oresund Investment AB	14,991	267
	Axis Communications AB	18,443	253
	Hoganas AB Class B	11,829	252
	Lindab International AB	22,782	242
	Avanza Bank Holding AB	9,020	224
	Wallenstam AB	13,197	220
	Niscayah Group AB	107,821	219
*	Eniro AB	40,916	201
	Loomis AB Class B	16,653	194
	Saab AB Class B	11,938	192
	Cardo AB	6,118	186
	Axfood AB	6,133	177
	AarhusKarlshamn AB	7,627	175
*	Billerud AB	25,092	172
*	SAS AB	349,163	170
*	Nobia AB	29,643	168
	Clas Ohlson AB	8,189	163
^	Bure Equity AB	44,347	161
	HQ AB	8,867	154
	Intrum Justitia AB	12,014	146
	Hufvudstaden AB Class A	19,914	146
	SkiStar AB	8,520	145
*	Black Earth Farming Ltd.	38,782	135
	Betsson AB	7,776	134
	Klovern AB	34,452	112
*,^ TradeDoubler AB		15,591	111
*	Munters AB	14,402	101
*,^ PA Resources AB		27,000	98
*	Rezidor Hotel Group AB	26,657	95
*	Q-Med AB	11,615	87
	Nordnet AB	23,928	83
	BE Group AB	10,602	65
*	Haldex AB	10,475	61
			14,782
Switzerland (4.1%)
*	Clariant AG	78,890	866
	Aryzta AG	21,723	858
*	Logitech International SA	49,303	833
	Sulzer AG	9,525	800
	Basler Kantonalbank	6,137	703
	PSP Swiss Property AG	12,250	703
	Swiss Prime Site AG	10,587	596
	Helvetia Holding AG	1,830	570
	EMS-Chemie Holding AG	4,639	543
	Bank Sarasin & Cie AG Class B	15,713	536
	Petroplus Holdings AG	30,728	517
^	Valiant Holding	2,634	501
^	Galenica AG	1,265	460

	Sika AG	299	458
*,^ Temenos Group AG		15,589	415
	Georg Fischer AG	1,452	389
	Bucher Industries AG	3,268	384
*	Rieter Holding AG	1,387	369
	Panalpina Welttransport Holding AG	5,268	366
	Partners Group Holding AG	2,925	363
	Metall Zug AG	148	357
*	Barry Callebaut AG	544	350
	Banque Cantonale Vaudoise	852	344
	Kudelski SA	13,503	337
*,^ Dufry Group		5,147	334
	Kaba Holding AG Class B	1,320	330
	Valora Holding AG	1,351	310
	Forbo Holding AG	803	269
	St. Galler Kantonalbank AG	558	258
	Vontobel Holding AG	8,947	255
	Mobimo Holding AG	1,396	237
	Flughafen Zuerich AG	813	230
^	Belimo Holding AG	203	227
*	Meyer Burger Technology AG	8,990	227
	Tecan Group AG	3,198	226
	Kuoni Reisen Holding AG	597	222
^	Swissquote Group Holding SA	4,334	219
	Vetropack Holding AG	131	208
	Liechtensteinische Landesbank AG	3,188	205
	Schmolz & Bickenbach AG	7,167	204
	Implenia AG	7,586	200
	Schweiter Technologies AG	367	184
	Burckhardt Compression Holding AG	1,002	182
	Huber & Suhner AG	3,814	150
	Schulthess Group	3,291	150
	Orascom Development Holding AG	2,442	143
	Allreal Holding AG	1,180	137
*	Bobst Group AG	3,755	136
	Ypsomed Holding AG	1,968	130
	Acino Holding AG	799	128
*	Basilea Pharmaceutica	1,811	121
^	Von Roll Holding AG	18,502	120
	Charles Voegele Holding AG	2,884	118
	Intershop Holdings	372	107
	Phoenix Mecano AG	237	103
	Romande Energie Holding SA	57	100
	Verwaltungs- und Privat-Bank AG	908	97
*	Ascom Holding AG	9,194	91
*	AFG Arbonia-Forster Hldg	3,890	89
	Daetwyler Holding AG	1,521	89
	Zehnder Group AG	62	88
*	PubliGroupe AG	702	76
*,^ OC Oerlikon Corp. AG		2,642	74
	Coltene Holding AG	1,339	68
	Bellevue Group AG	1,973	65
	Siegfried Holding AG	747	64
	VZ Holding AG	833	63
	Emmi AG	478	59
	Bell Holding AG	38	58
	Gurit Holding AG	109	57
	Bachem Holding AG	871	56

Cie Financiere Tradition SA	452	52
* Zueblin Immobilien Holding AG	10,689	43
Gottex Fund Management Holdings Ltd.	3,090	23
		20,000
Taiwan (5.4%)
Epistar Corp.	214,000	674
Tripod Technology Corp.	134,420	459
Powertech Technology Inc.	136,050	433
Richtek Technology Corp.	40,600	400
WPG Holdings Co. Ltd.	253,000	391
Everlight Electronics Co. Ltd.	113,834	348
Far Eastern Department Stores Co. Ltd.	348,480	332
* Clevo Co.	182,773	331
Highwealth Construction Corp.	211,582	323
Simplo Technology Co. Ltd.	55,600	317
* China Life Insurance Co. Ltd.	446,235	302
* Prime View International Co. Ltd.	156,318	286
* Nan Kang Rubber Tire Co. Ltd.	195,000	272
Phison Electronics Corp.	39,074	266
* Ruentex Industries Ltd.	147,000	248
Motech Industries Inc.	62,796	247
* Wintek Corp.	313,000	242
Test-Rite International Co.	440,755	242
Infortrend Technology Inc.	156,760	229
Pixart Imaging Inc.	35,177	222
* Shinkong Synthetic Fibers Corp.	688,000	222
Universal Scientific Industrial Co. Ltd.	342,000	221
* Gintech Energy Corp.	85,903	213
Tung Ho Steel Enterprise Corp.	186,023	207
TSRC Corp.	173,000	206
Ruentex Development Co. Ltd.	163,000	205
AmTRAN Technology Co. Ltd.	204,935	203
* Masterlink Securities Corp.	501,000	201
National Petroleum Co. Ltd.	185,000	198
China Bills Finance Corp.	686,000	195
Altek Corp.	109,338	194
* China Petrochemical Development Corp.	519,000	193
Gigabyte Technology Co. Ltd.	191,000	182
Feng TAY Enterprise Co. Ltd.	205,000	177
ALI Corp.	89,047	176
Elan Microelectronics Corp.	110,350	175
Pan-International Industrial	107,040	174
* Tainan Spinning Co. Ltd.	466,000	173
* Jih Sun Financial Holdings Co. Ltd.	1,276,000	170
* Jess-Link Products Co. Ltd.	37,000	170
King Yuan Electronics Co. Ltd.	360,285	169
Greatek Electronics Inc.	178,720	168
Huaku Development Co. Ltd.	67,000	168
LEE Chang Yung Chem IND Corp.	142,575	166
Goldsun Development & Construction Co. Ltd.	394,097	165
* Sintek Photronic Corp.	227,107	163
Farglory Land Development Co. Ltd.	77,000	163
Ability Enterprise Co. Ltd.	92,480	162
* Chung Hung Steel Corp.	347,000	162
Sino-American Silicon Products Inc.	68,994	160
* Wei Chuan Food Corp.	150,000	160
* Shihlin Paper Corp.	72,000	159

Kenda Rubber Industrial Co. Ltd.	152,800	155
Solar Applied Materials Technology Co.	66,540	154
Radiant Opto-Electronics Corp.	111,080	153
Yieh Phui Enterprise	392,160	150
TXC Corp.	90,300	147
Kinsus Interconnect Technology Corp.	59,000	147
* USI Corp.	230,000	141
Soft-World International Corp.	28,114	141
Tong Yang Industry Co. Ltd.	92,990	139
Global Mixed Mode Technology Inc.	28,199	137
* Kinpo Electronics	463,000	137
Shin Zu Shing Co. Ltd.	32,942	133
Shihlin Electric & Engineering Corp.	110,000	133
Sonix Technology Co. Ltd.	58,000	133
China Synthetic Rubber Corp.	137,252	132
* Silicon Integrated Systems Corp.	185,212	131
Cyberlink Corp.	28,139	131
Chroma ATE Inc.	67,106	131
Lien Hwa Industrial Corp.	274,045	129
Wafer Works Corp.	80,508	128
Zyxel Communications Corp.	160,000	128
CyberTAN Technology Inc.	91,494	127
CTCI Corp.	125,000	127
Yung Shin Pharmaceutical Industrial Co. Ltd.	119,000	124
Standard Foods Corp.	99,170	124
BES Engineering Corp.	494,000	123
Opto Technology Corp.	151,000	122
Ambassador Hotel	108,000	121
Great Wall Enterprise Co.	118,450	121
UPC Technology Corp.	234,000	121
Holystone Enterprise Co. Ltd.	82,760	120
Global Unichip Corp.	26,278	119
Gemtek Technology Corp.	70,178	118
Phihong Technology Co. Ltd.	122,000	118
* Ta Chong Bank Co. Ltd.	613,000	118
* Universal Cement Corp.	232,000	117
China Steel Chemical Corp.	45,000	117
T JOIN Transportation Co.	177,000	116
* Grand Pacific Petrochemical	228,000	116
* Compeq Manufacturing Co.	403,000	115
Depo Auto Parts Ind Co. Ltd.	48,000	115
* Shining Building Business Co. Ltd.	104,000	114
Zinwell Corp.	56,000	113
* Huang Hsiang Construction Co.	64,050	112
Formosan Rubber Group Inc.	134,000	112
Taiwan Navigation Co. Ltd.	88,000	112
Ralink Technology Corp.	34,319	110
First Steamship Co. Ltd.	72,463	107
* Evergreen International Storage & Transport Corp.	134,000	106
Formosa International Hotels Corp.	9,300	105
Chin-Poon Industrial Co.	132,072	103
* Taiwan Life Insurance Co. Ltd.	84,000	103
St. Shine Optical Co. Ltd.	17,034	102
Dynapack International Technology Corp.	32,299	102
* Prince Housing & Development Corp.	213,000	101
Sincere Navigation	82,000	101
* Sunplus Technology Co. Ltd.	108,000	101
Hung Sheng Construction Co. Ltd.	166,000	100

Chung Hsin Electric & Machinery Manufacturing Corp.	175,000	98
Quanta Storage Inc.	55,160	98
* Cheng Loong Corp.	257,000	97
* A-DATA Technology Co. Ltd.	37,000	96
Wah Lee Industrial Corp.	75,465	96
Firich Enterprises Co. Ltd.	45,723	96
* Radium Life Tech Co. Ltd.	115,494	96
* Etron Technology Inc.	130,000	95
Sinyi Realty Co.	50,000	95
International Games System Co. Ltd.	13,299	95
Yungtay Engineering Co. Ltd.	130,000	94
* Shinkong Textile Co. Ltd.	81,000	93
* Walsin Technology Corp.	186,000	93
King Slide Works Co. Ltd.	16,500	90
Taiwan Hon Chuan Enterprise Co. Ltd.	55,485	90
Elite Semiconductor Memory Technology Inc.	64,000	86
Taichung Commercial Bank	349,000	86
* Systex Corp.	64,000	86
Kindom Construction Co.	104,000	85
* Concord Securities Corp.	245,000	85
* Chipbond Technology Corp.	92,000	85
Silitech Technology Corp.	24,080	85
Makalot Industrial Co. Ltd.	46,000	85
Asia Vital Components Co. Ltd.	77,000	84
* Kuoyang Construction Co. Ltd.	111,000	83
Wistron NeWeb Corp.	52,700	83
AV Tech Corp.	23,000	83
* Long Bon International Co. Ltd.	149,000	82
E-Ton Solar Tech Co. Ltd.	37,477	81
Getac Technology Corp.	101,000	81
* China Manmade Fibers Corp.	354,000	81
Taiwan Cogeneration Corp.	159,000	80
Alpha Networks Inc.	91,739	80
Chun Yuan Steel	201,280	79
Continental Engineering Corp.	207,000	79
China Metal Products	58,939	79
* Taiwan Styrene Monomer	142,000	79
* TA Chen Stainless Pipe	106,000	78
Sheng Yu Steel Co. Ltd.	111,000	78
Chong Hong Construction Co.	39,800	77
Aten International Co. Ltd.	42,260	76
* Mosel Vitelic Inc.	155,640	75
Merida Industry Co. Ltd.	49,700	75
L&K Engineering Co. Ltd.	63,000	72
AcBel Polytech Inc.	92,000	72
Nien Hsing Textile Co. Ltd.	133,000	72
Hsin Kuang Steel Co. Ltd.	69,249	70
Syncmold Enterprise Corp.	33,000	70
Avermedia Technologies	55,290	70
* King's Town Construction Co. Ltd.	76,000	69
* Central Reinsurance Co. Ltd.	173,000	68
Ardentec Corp.	103,978	67
Yeun Chyang Industrial Co. Ltd.	86,159	67
San Shing Fastech Corp.	76,000	67
* Career Technology Co. Ltd.	90,000	67
Advanced International Multitech Co. Ltd.	31,000	66
* Sanyang Industry Co. Ltd.	175,000	66
Senao International Co. Ltd.	45,000	65

* King's Town Bank	257,000	65
Shih Wei Navigation Co. Ltd.	49,525	64
MIN AIK Technology Co. Ltd.	44,900	64
Elitegroup Computer Systems Co. Ltd.	155,000	64
Taiwan Mask Corp.	169,000	64
* HUA ENG Wire & Cable	188,000	64
Springsoft Inc.	60,000	63
* Long Chen Paper Co. Ltd.	195,245	62
* Taiwan Fire & Marine Insurance Co.	79,000	62
United Integrated Services Co. Ltd.	69,000	62
KYE Systems Corp.	67,862	61
Everlight Chemical Industrial Corp.	73,000	61
* Federal Corp.	80,000	61
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	45,000	60
Accton Technology Corp.	136,000	60
Lite-On Semiconductor Corp.	95,000	60
Kinik Co.	41,000	59
Pihsiang Machinery Manufacturing Co. Ltd.	35,000	58
* Taiwan TEA Corp.	102,470	58
Merry Electronics Co. Ltd.	30,000	58
Basso Industry Corp.	57,000	56
* Ho Tung Chemical Corp.	111,000	56
Topco Scientific Co. Ltd.	42,600	56
Chung Hwa Pulp Corp.	123,000	55
Hsing TA Cement Co.	173,000	54
Sunrex Technology Corp.	51,000	54
Gold Circuit Electronics Ltd.	139,280	52
Globe Union Industrial Corp.	55,000	52
* Giantplus Technology Co. Ltd.	90,000	51
* Gloria Material Technology Corp.	83,000	50
Tsann Kuen Enterprise Co. Ltd.	30,400	49
Hung Poo Real Estate Development Corp.	34,000	48
ICP Electronics Inc.	44,214	48
Sitronix Technology Corp.	27,218	48
* Taiwan Semiconductor Co. Ltd.	55,000	47
* Sampo Corp.	277,000	47
Holtek Semiconductor Inc.	37,000	46
* Weltrend Semiconductor	55,000	45
Bright Led Electronics Corp.	36,000	44
* Chia Hsin Cement Corp.	88,000	43
GeoVision Inc.	10,000	41
* Southeast Cement Co. Ltd.	118,000	40
O-TA Precision Industry Co. Ltd.	30,000	39
Asia Polymer	45,000	38
* Bank of Kaohsiung	114,000	38
* Star Travel Taiwan Co. Ltd.	18,600	15
* Shin Wei Navigation Co. Ltd. Rights Exp. 3/1/2010	810	—
		26,665
Thailand (0.3%)
Minor International PCL (Foreign)	1,099,200	355
Glow Energy PCL (Foreign)	378,600	352
Thanachart Capital PCL	230,300	134
Hana Microelectronics PCL (Foreign)	204,600	129
* Sahaviriya Steel Industries Public Co., Ltd.	3,541,000	119
Bumrungrad Hospital PCL (Foreign)	116,413	100
Precious Shipping PCL	173,000	97
Bangkok Expressway PCL (Foreign)	153,000	92

Samart Corp. PCL	412,400	69
Thai Plastic & Chemical PCL (Foreign)	120,200	65
Kiatnakin Bank PCL	63,200	46
Tisco Financial Group PCL (Foreign)	69,100	46
Kim Eng Securities Thailand PCL	129,300	39
* G J Steel PCL	6,677,200	36
* True Corp. Public Co. Ltd. (Foreign)	276,400	24
		1,703
Turkey (0.9%)
Turk Hava Yollari	233,330	851
* Asya Katilim Bankasi AS	272,002	706
* Petkim Petrokimya Holding	81,061	484
Ulker Biskuvi Sanayi AS	164,625	425
* TAV Havalimanlari Holding AS	66,353	272
* Arcelik AS	61,102	242
* Haci Omer Sabanci Holding AS	50,327	217
* Turk Ekonomi Bankasi AS	118,005	198
* Fortis Bank AS	111,240	146
Tofas Turk Otomobil Fabrikasi AS	36,494	137
Aksigorta AS	106,689	132
* Turk Sise ve Cam Fabrikalari AS	71,505	92
* Sekerbank TAS	49,654	85
* Trakya Cam Sanayi AS	61,825	83
Yazicilar Holding AS Class A	13,077	79
* Dogan Yayin Holding AS	77,309	78
* EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	40,783	77
Albaraka Turk Katilim Bankasi AS	42,093	68
* Hurriyet Gazetecilik AS	53,505	68
* Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	154,554	67
		4,507
United Kingdom (13.8%)
Aggreko PLC	75,037	1,078
Serco Group PLC	133,992	1,065
ARM Holdings PLC	345,196	1,055
Informa PLC	164,335	861
Intertek Group PLC	44,304	853
Investec PLC	124,758	843
Amlin PLC	134,703	833
Pennon Group PLC	98,348	805
* GKN PLC	433,190	791
Meggitt PLC	192,029	791
Firstgroup PLC	133,017	780
IMI PLC	89,107	774
Balfour Beatty PLC	180,551	767
* Petropavlovsk PLC	50,929	719
Weir Group PLC	58,136	715
SSL International PLC	57,093	708
IG Group Holdings PLC	98,506	633
* Travis Perkins PLC	54,100	632
Derwent London PLC	30,057	626
John Wood Group PLC	112,447	607
* Dimension Data Holdings PLC	486,080	597
Mondi PLC	104,001	588
* Persimmon PLC	83,193	571
Michael Page International PLC	91,957	565
Hiscox Ltd.	103,260	563
^ London Stock Exchange Group PLC	55,181	561

	Babcock International Group PLC	62,078	554
*	Misys PLC	161,868	553
*	Taylor Wimpey PLC	891,866	548
*	Inchcape PLC	1,284,031	545
	Catlin Group Ltd.	99,886	539
	Chemring Group PLC	10,513	539
*	Cookson Group PLC	79,290	538
	Rotork PLC	26,254	529
*	easyJet PLC	85,039	528
*	Premier Oil PLC	31,974	527
	Charter International PLC	47,175	522
*	DSG International PLC	1,014,744	508
	Aberdeen Asset Management PLC	257,328	506
*	Barratt Developments PLC	266,347	506
*	Soco International PLC	21,945	504
	Homeserve PLC	19,295	500
	Carillion PLC	103,676	493
	Spirax-Sarco Engineering PLC	23,792	475
	National Express Group PLC	141,899	468
*	Berkeley Group Holdings PLC	36,505	464
	Croda International PLC	38,205	455
	Intermediate Capital Group PLC	106,766	455
	Stagecoach Group PLC	161,734	453
*,^ Heritage Oil PLC		56,996	450
*	Mitchells & Butlers PLC	102,080	449
^	Henderson Group PLC	228,720	443
*	Dana Petroleum PLC	26,396	438
	Britvic PLC	64,830	435
	Greene King PLC	61,278	434
	Halma PLC	116,402	432
	Spectris PLC	35,240	428
	Great Portland Estates PLC	95,838	428
	VT Group PLC	49,652	424
	Shaftesbury PLC	69,526	421
	Close Brothers Group PLC	37,117	408
	De La Rue PLC	26,379	407
	Bellway PLC	34,113	402
	Arriva PLC	51,780	401
	Electrocomponents PLC	141,834	400
	Ultra Electronics Holdings PLC	19,589	396
	Melrose PLC	148,951	396
*	Debenhams PLC	367,788	395
*	Yell Group PLC	673,915	390
	Halfords Group PLC	64,059	387
	Micro Focus International PLC	47,242	385
	Mitie Group PLC	104,366	380
	Spirent Communications PLC	215,215	378
*	CSR PLC	51,548	368
	Aveva Group PLC	21,012	365
	Hikma Pharmaceuticals PLC	41,456	362
	BBA Aviation PLC	136,038	357
	WH Smith PLC	44,784	356
	Hunting PLC	40,558	350
	Northumbrian Water Group PLC	85,073	350
	Lancashire Holdings Ltd.	48,567	346
	Premier Farnell PLC	120,781	346
	Davis Service Group PLC	53,559	344
*	Premier Foods PLC	665,149	341

Jardine Lloyd Thompson Group PLC	45,007	336
Victrex PLC	25,690	333
Kesa Electricals PLC	155,377	318
Rightmove PLC	37,013	312
Regus PLC	215,575	306
Tullett Prebon PLC	61,834	302
Go-Ahead Group PLC	13,818	297
Mothercare PLC	28,941	296
QinetiQ Group PLC	137,527	293
Atkins WS PLC	30,914	293
* JD Wetherspoon PLC	39,898	289
Millennium & Copthorne Hotels PLC	47,722	289
* Talvivaara Mining Co. PLC	50,284	282
Ashmore Group PLC	78,264	279
* Telecity Group PLC	43,095	269
Forth Ports PLC	15,042	267
* Enterprise Inns PLC	140,146	265
Pace PLC	85,801	258
Brit Insurance Holdings NV	85,779	254
Carpetright PLC	17,360	253
* SIG PLC	139,082	253
Beazley PLC	151,590	253
International Personal Finance PLC	71,996	252
Fidessa Group PLC	12,697	252
* Bovis Homes Group PLC	37,879	239
* SDL PLC	31,218	237
* Galiform PLC	167,292	236
BlueBay Asset Management PLC	43,820	230
RPS Group PLC	71,944	229
St. James's Place PLC	56,902	227
Morgan Crucible Co. PLC	87,039	225
PZ Cussons PLC	57,421	225
Connaught PLC	43,526	222
Restaurant Group PLC	67,286	218
* Colt Telecom Group SA	110,390	217
* BTG PLC	76,642	215
Savills PLC	42,151	213
Hochschild Mining PLC	49,458	213
Xchanging PLC	69,296	210
Wellstream Holdings PLC	26,192	207
Ashtead Group PLC	151,709	206
DS Smith PLC	116,457	202
Dignity PLC	20,259	202
* Rank Group PLC	138,181	201
Shanks Group PLC	99,217	201
Keller Group PLC	20,233	201
Hargreaves Lansdown PLC	43,000	200
* Big Yellow Group PLC	39,545	198
Genus PLC	17,884	194
* Punch Taverns PLC	145,616	194
Chloride Group PLC	66,139	192
* Unite Group PLC	41,873	192
Filtrona PLC	67,530	190
* Redrow PLC	90,503	188
Dechra Pharmaceuticals PLC	24,467	187
Dairy Crest Group PLC	34,443	185
Helical Bar PLC	37,110	185
Greggs PLC	27,559	184

Kier Group PLC	11,891	183
Mcbride PLC	52,700	183
JKX Oil & Gas PLC	42,996	182
Cranswick PLC	15,421	181
Rathbone Brothers	13,644	181
Marston's PLC	126,991	178
Paragon Group of Cos. PLC	77,697	171
Ferrexpo PLC	52,100	169
N Brown Group PLC	47,027	169
Grainger PLC	79,892	165
Brewin Dolphin Holdings PLC	74,823	164
* Salamander Energy PLC	38,171	161
Bodycote PLC	57,596	160
* Gem Diamonds Ltd.	42,789	160
BSS Group PLC	39,305	158
* Trinity Mirror PLC	65,127	157
Evolution Group PLC	75,726	153
Kcom Group PLC	170,667	149
Interserve PLC	43,981	148
* Domino's Pizza UK & IRL PLC	29,035	147
Chaucer Holdings PLC	202,625	147
Computacenter PLC	30,855	146
* Sports Direct International PLC	95,582	146
ITE Group PLC	66,958	145
Game Group PLC	98,262	144
F&C Asset Management PLC	130,038	144
Senior PLC	106,746	143
Laird PLC	71,925	142
Synergy Health PLC	14,361	141
Novae Group PLC	28,953	141
Dunelm Group PLC	24,367	139
Mouchel Group PLC	35,177	139
Northern Foods PLC	139,559	138
Fenner PLC	46,405	138
* Southern Cross Healthcare Ltd.	56,459	137
Sthree PLC	28,056	136
Wincanton PLC	37,924	135
Headlam Group PLC	27,201	134
Galliford Try PLC	26,153	132
* Lamprell PLC	40,298	122
eaga PLC	53,586	120
Chesnara PLC	35,821	119
Care UK PLC	17,861	117
* ST Modwen Properties PLC	38,009	114
Delta PLC	43,184	109
Morgan Sindall PLC	12,449	107
PayPoint PLC	16,457	105
Severfield-Rowen PLC	30,292	105
* Renishaw PLC	10,812	104
Development Securities PLC	22,902	103
Collins Stewart PLC	86,663	101
^ HMV Group PLC	82,785	101
Workspace Group PLC	283,767	99
Elementis PLC	112,687	92
Robert Wiseman Dairies PLC	11,408	91
Smiths News PLC	46,803	88
Moneysupermarket.com Group PLC	76,006	88
* Wolfson Microelectronics PLC	42,790	85

	Hampson Industries PLC		79,267	82
	Robert Walters PLC		22,657	80
	PV Crystalox Solar PLC		84,669	75
	WSP Group PLC		17,567	75
*	Yule Catto & Co. PLC		26,741	74
	Holidaybreak PLC		17,512	74
	Spice PLC		90,489	74
	Euromoney Institutional Investor PLC		9,606	72
	Melrose Resources PLC		14,465	70
	Daejan Holdings PLC		1,645	70
*	UK Coal PLC		71,278	70
*	Johnston Press PLC		158,686	69
	Marshalls PLC		49,182	67
	Speedy Hire PLC		144,239	67
	Invista Foundation Property Trust Ltd.		92,943	64
	Bloomsbury Publishing PLC		27,945	60
*	JJB Sports PLC		158,820	54
	Mucklow A & J Group PLC		10,391	50
*	CLS Holdings PLC		6,388	46
	888 Holdings PLC		24,413	42
	ROK PLC		50,862	34
*	Arena Leisure PLC		75,779	33
*	JP Morgan Emerging Markets Investment Trust PLC		1,864	2
				68,108
Total Common Stocks (Cost $450,199)				490,135
				Market
				Value
		Coupon	Shares	($000)
Temporary Cash Investment (4.3%)
Money Market Fund (4.3%)
[1,2] Vanguard Market Liquidity Fund (Cost
	$21,170)	0.175%	21,170,492	21,170

Total Investments (103.8%) (Cost $471,369)				511,305
Other Assets and Liabilities-Net (-3.8%)[2]				(18,574)
Net Assets (100%)				492,731

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $17,264,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $19,200,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

FTSE All-World ex-US Small-Cap Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

FTSE All-World ex-US Small-Cap Index Fund

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of January 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	87,812	575	—
Common Stock—Other	209	401,507	32
Temporary Cash Investments	21,170	—	—
Total	109,191	402,082	32

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended January 31, 2010:

Investments in
Common Stocks—Other
($000)
Amount valued based on Level 3 Inputs
Balance as of October 31, 2009	—
Transfers in and/or out of Level 3	33
Change in Unrealized Appreciation (Depreciation)	(1)
Balance as of January 31, 2010	32

D. At January 31, 2010, the cost of investment securities for tax purposes was $473,523,000. Net unrealized appreciation of investment securities for tax purposes was $37,782,000, consisting of unrealized gains of $50,499,000 on securities that had risen in value since their purchase and $12,717,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total World Stock Index Fund

Schedule of Investments
As of January 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)
Argentina (0.0%)
Petrobras Energia Participaciones SA ADR	2,198	37

Australia (3.4%)
BHP Billiton Ltd.	116,833	4,062
Commonwealth Bank of Australia	53,833	2,524
Westpac Banking Corp.	102,360	2,148
National Australia Bank Ltd.	73,865	1,716
Australia & New Zealand Banking Group Ltd.	85,500	1,636
Rio Tinto Ltd.	17,487	1,046
Woolworths Ltd.	45,624	1,041
Westfield Group	81,004	899
Wesfarmers Ltd.	35,429	859
QBE Insurance Group Ltd.	39,476	796
Woodside Petroleum Ltd.	20,919	780
CSL Ltd.	21,275	585
Macquarie Group Ltd.	12,242	539
Newcrest Mining Ltd.	18,065	501
Origin Energy Ltd.	35,429	500
Telstra Corp. Ltd.	133,379	393
* Fortescue Metals Group Ltd.	97,566	391
Brambles Ltd.	62,255	358
Santos Ltd.	30,050	348
AMP Ltd.	62,315	343
Orica Ltd.	15,030	320
Computershare Ltd.	29,626	303
Suncorp-Metway Ltd.	38,183	299
Foster's Group Ltd.	62,205	293
AXA Asia Pacific Holdings Ltd.	46,998	271
Leighton Holdings Ltd.	7,055	237
Oil Search Ltd.	50,953	236
Insurance Australia Group Ltd.	66,738	224
Stockland	67,526	221
Incitec Pivot Ltd.	73,850	218
OneSteel Ltd.	76,225	207
WorleyParsons Ltd.	9,949	206
Amcor Ltd.	37,134	194
Wesfarmers Ltd. Price Protected Shares	7,787	189
AGL Energy Ltd.	14,419	176
Coca-Cola Amatil Ltd.	17,929	173
BlueScope Steel Ltd.	74,012	171
Transurban Group	34,976	161
* Alumina Ltd.	114,142	156
Toll Holdings Ltd.	19,709	149
ASX Ltd.	4,718	142
^ Perpetual Ltd.	4,457	137
Sonic Healthcare Ltd.	10,490	131
GPT Group	247,500	123
Lend Lease Group	14,845	123
Sims Metal Management Ltd.	6,492	122

* Asciano Group	80,320	120
Crown Ltd.	17,087	117
Dexus Property Group	153,558	112
Mirvac Group	69,072	88
TABCORP Holdings Ltd.	14,043	87
Goodman Group	162,253	83
Metcash Ltd.	20,332	76
Harvey Norman Holdings Ltd.	22,440	73
Tatts Group Ltd.	33,877	69
Bendigo and Adelaide Bank Ltd.	7,923	69
Cochlear Ltd.	1,244	68
* OZ Minerals Ltd.	70,760	66
Boral Ltd.	14,114	66
* James Hardie Industries NV	9,962	65
CFS Retail Property Trust	39,154	64
* Paladin Energy Ltd.	20,151	64
Macquarie Infrastructure Group	59,785	64
Qantas Airways Ltd.	24,831	62
CSR Ltd.	35,400	57
Downer EDI Ltd.	6,330	46
Goodman Fielder Ltd.	33,508	46
^ Nufarm Ltd.	5,047	45
Energy Resources of Australia Ltd.	2,196	41
Flight Centre Ltd.	2,301	40
Challenger Financial Services Group Ltd.	10,934	39
Bank of Queensland Ltd.	3,767	36
Billabong International Ltd.	3,535	33
MAp Group	13,339	33
Aristocrat Leisure Ltd.	9,329	33
Adelaide Brighton Ltd.	14,606	32
Consolidated Media Holdings Ltd.	11,572	31
SP AusNet	38,822	31
Fairfax Media Ltd.	19,902	30
* Iluka Resources Ltd.	9,367	27
Commonwealth Property Office Fund	32,465	26
IOOF Holdings Ltd.	4,540	23
Ansell Ltd.	2,224	20
Macquarie Office Trust	75,546	20
New Hope Corp. Ltd.	4,725	19
* Caltex Australia Ltd.	1,939	15
* Ten Network Holdings Ltd.	10,340	14
Australand Property Group	26,246	10
* Macquarie Atlas Roads Group	11,957	10
Envestra Ltd.	20,533	9
West Australian Newspapers Holdings Ltd.	1,314	8
Austereo Group Ltd.	5,713	8
GWA International Ltd.	2,486	7
Tower Australia Group Ltd.	2,952	6
Corporate Express Australia Ltd.	1,728	6
Spotless Group Ltd.	2,468	6
APN News & Media Ltd.	2,880	6
* PaperlinX Ltd.	10,418	6
Gunns Ltd.	6,004	5
Sigma Pharmaceuticals Ltd.	4,135	3
* AWB Ltd.	2,528	2
* Elders Ltd.	247	—
		28,889

Austria (0.1%)
Erste Group Bank AG	9,019	341
Voestalpine AG	7,636	267
OMV AG	4,773	188
Telekom Austria AG	10,977	151
Raiffeisen International Bank Holding AG	1,315	65
* Immoeast AG	11,767	57
Vienna Insurance Group	992	48
Verbund - Oesterreichische Elektrizitaetswirtschafts AG Class A	1,042	43
EVN AG	1,581	28
Strabag SE	916	25
		1,213
Belgium (0.4%)
Anheuser-Busch InBev NV	27,608	1,378
Delhaize Group SA	5,960	467
* Fortis	74,823	263
Umicore	7,831	241
* Dexia SA	37,100	229
* KBC Groep NV	4,495	194
Groupe Bruxelles Lambert SA	1,981	181
Belgacom SA	4,922	179
UCB SA	3,136	140
Solvay SA Class A	933	93
Colruyt SA	280	68
Cie Nationale a Portefeuille	654	33
Mobistar SA	131	8
		3,474
Brazil (2.2%)
Petroleo Brasileiro SA ADR Type A	48,692	1,757
Itau Unibanco Holding SA ADR	84,895	1,627
Vale SA Class B Pfd. ADR	71,383	1,612
Vale SA Class B ADR	51,866	1,338
Petroleo Brasileiro SA ADR	32,892	1,334
Banco Bradesco SA ADR	67,947	1,125
Cia de Bebidas das Americas ADR	9,610	889
Cia Siderurgica Nacional SA ADR	23,907	696
Gerdau SA ADR	41,112	553
Investimentos Itau SA Prior Pfd.	81,966	488
Petroleo Brasileiro SA Prior Pfd.	25,537	463
BM&FBOVESPA SA	64,950	439
Petroleo Brasileiro SA	18,800	381
JBS SA	74,498	369
Banco do Brasil SA	24,500	365
BRF - Brasil Foods SA	13,862	332
Tele Norte Leste Participacoes SA ADR	18,054	322
Tim Participacoes SA ADR	11,898	313
Empresa Brasileira de Aeronautica SA ADR	13,412	285
Natura Cosmeticos SA	13,600	245
Redecard SA	16,088	225
Cia de Concessoes Rodoviarias	10,500	224
Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	8,000	210
Vale SA Prior Pfd.	9,400	210
OGX Petroleo e Gas Participacoes SA	20,800	185
All America Latina Logistica SA	21,900	175
Banco Santander Brasil SA	13,900	166
Centrais Eletricas Brasileiras SA	7,000	149
Bradespar SA Prior Pfd.	5,400	111

Metalurgica Gerdau SA Class A	6,600	110
Cielo SA	13,689	109
Vale SA	4,100	106
Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd.	3,009	101
Brasil Telecom SA ADR	4,682	98
Cia Energetica de Minas Gerais ADR	5,750	96
Ultrapar Participacoes SA Prior Pfd.	2,168	95
Cyrela Brazil Realty SA	6,998	80
* Global Village Telecom Holding SA	2,485	74
Tractebel Energia SA	6,800	73
Cia Paranaense de Energia Prior Pfd.	3,000	61
Souza Cruz SA	1,900	61
Cia de Bebidas das Americas	738	59
Vivo Participacoes SA Prior Pfd.	2,000	57
Lojas Americanas SA Prior Pfd.	8,000	56
Weg SA	5,547	53
Usinas Siderurgicas de Minas Gerais SA	2,000	53
* NET Servicos de Comunicacao SA Prior Pfd.	4,400	51
Tam SA Prior Pfd.	2,669	49
Brasil Telecom SA Prior Pfd.	7,000	49
Suzano Papel e Celulose SA Prior Pfd.	4,427	48
* Braskem SA	6,000	42
Cia Energetica de Minas Gerais Prior Pfd.	2,500	42
Klabin SA Prior Pfd.	16,000	41
* Tim Participacoes SA	11,000	41
Cia Energetica de Sao Paulo Prior Pfd.	3,185	40
Gerdau SA	3,700	38
* Fertilizantes Fosfatados SA Prior Pfd.	3,692	37
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Prior Pfd.	1,908	36
* Brasil Telecom SA ADR	3,052	32
AES Tiete SA Prior Pfd.	3,000	30
Telemar Norte Leste SA Prior Pfd.	1,000	29
B2W Cia Global Do Varejo	1,444	29
Telecomunicacoes de Sao Paulo SA Prior Pfd.	1,300	29
* Hypermarcas SA	2,312	27
Light SA	1,973	26
Tele Norte Leste Participacoes SA	1,000	21
Cia de Gas de Sao Paulo Prior Pfd.	1,000	19
Cia de Transmissao de Energia Electrica Paulista Prior Pfd.	673	17
Cia de Saneamento Basico do Estado de Sao Paulo	1,000	17
* Cosan SA Industria e Comercio	1,000	11
AES Tiete SA	1,149	10
EDP - Energias do Brasil SA	500	9
Porto Seguro SA	872	9
CPFL Energia SA	400	8
Cia Energetica de Minas Gerais	571	7
Telecomunicacoes de Sao Paulo SA	300	6
		18,780
Canada (3.4%)
^ Royal Bank of Canada	49,000	2,396
Suncor Energy Inc.	54,764	1,729
Toronto-Dominion Bank	29,000	1,709
Bank of Nova Scotia	35,760	1,499
* Research In Motion Ltd.	19,794	1,249
Barrick Gold Corp.	35,330	1,226
Canadian Natural Resources Ltd.	18,830	1,202
Manulife Financial Corp.	61,650	1,127

Potash Corp. of Saskatchewan Inc.	10,330	1,023
^ Bank of Montreal	19,294	938
Canadian Imperial Bank of Commerce	15,400	920
Canadian National Railway Co.	17,100	853
EnCana Corp.	26,700	817
Goldcorp Inc.	23,740	805
* Teck Resources Ltd. Class B	22,900	750
Sun Life Financial Inc.	23,600	689
TransCanada Corp.	20,650	660
Talisman Energy Inc.	35,800	592
Rogers Communications Inc. Class B	17,500	546
Enbridge Inc.	12,090	525
Cenovus Energy Inc.	21,274	492
Brookfield Asset Management Inc. Class A	22,700	457
Thomson Reuters Corp.	13,301	444
* CGI Group Inc. Class A	33,614	443
Kinross Gold Corp.	26,300	426
Nexen Inc.	19,220	421
Cameco Corp.	15,300	413
Agrium Inc.	7,200	405
Canadian Pacific Railway Ltd.	8,154	385
Power Corp. of Canada	13,090	343
Imperial Oil Ltd.	9,090	327
Bombardier Inc.	58,100	274
Agnico-Eagle Mines Ltd.	4,959	251
National Bank of Canada	4,530	239
Shoppers Drug Mart Corp.	5,860	233
Shaw Communications Inc. Class B	11,920	222
Power Financial Corp.	7,660	216
Yamana Gold Inc.	21,300	214
Great-West Lifeco Inc.	8,600	208
SNC-Lavalin Group Inc.	4,300	197
Canadian Utilities Ltd. Class A	4,600	186
Husky Energy Inc.	6,860	171
Fairfax Financial Holdings Ltd.	500	170
BCE Inc.	5,900	152
Magna International Inc. Class A	2,530	139
Brookfield Properties Corp.	8,500	102
TransAlta Corp.	4,860	101
Saputo Inc.	3,700	99
IGM Financial Inc.	2,400	94
Loblaw Cos. Ltd.	2,800	92
Canadian Tire Corp. Ltd. Class A	1,800	90
George Weston Ltd.	900	58
Finning International Inc.	3,500	57
TELUS Corp.	1,400	43
TELUS Corp. Class A	1,100	33
Bombardier Inc. Class A	415	2
		29,454
Chile (0.2%)
Empresa Nacional de Electricidad SA ADR	7,670	391
Empresas COPEC SA	16,544	265
SACI Falabella	30,455	172
Enersis SA ADR	6,025	138
CAP SA	4,003	129
Sociedad Quimica y Minera de Chile SA ADR	3,477	127
Banco Santander Chile ADR	1,442	89

	Banco de Chile	648,443	60
	Centros Comerciales Sudamericanos SA	16,100	57
	Enersis SA	114,300	53
	Colbun SA	177,600	47
	Lan Airlines SA	2,800	47
	ENTEL Chile SA	2,800	40
	Cia Cervecerias Unidas SA	4,054	31
	AES Gener SA	46,956	22
	Sociedad Quimica y Minera de Chile SA Class B	353	13
	CorpBanca SA	1,282,051	11
	Banco Santander Chile	145,800	9
	Embotelladora Andina SA Prior Pfd.	2,300	8
			1,709
China (2.3%)
	China Mobile Ltd.	222,500	2,090
	China Construction Bank Corp.	2,342,000	1,789
	China Life Insurance Co. Ltd.	267,000	1,177
	Industrial & Commercial Bank of China	1,612,000	1,174
	PetroChina Co. Ltd.	808,000	902
	Bank of China Ltd.	1,837,000	879
	CNOOC Ltd.	576,000	808
	Ping An Insurance Group Co. of China Ltd.	101,500	787
	China Shenhua Energy Co. Ltd.	165,500	705
	China Petroleum & Chemical Corp.	726,000	565
	Tencent Holdings Ltd.	22,100	410
	China Overseas Land & Investment Ltd.	220,480	392
	China Coal Energy Co.	245,000	371
	China Merchants Bank Co. Ltd.	158,700	364
	China Unicom Hong Kong Ltd.	322,770	360
	Bank of Communications Co. Ltd.	342,000	344
	China Telecom Corp. Ltd.	754,000	310
	Citic Pacific Ltd.	121,000	256
*	Aluminum Corp. of China Ltd.	248,000	246
	China Communications Construction Co. Ltd.	261,000	241
	Zijin Mining Group Co. Ltd.	284,000	231
	China Shipping Development Co. Ltd.	114,000	178
	China Citic Bank Corp. Ltd.	251,509	167
	Hengan International Group Co. Ltd.	24,000	160
	Weiqiao Textile Co.	237,500	159
	Lenovo Group Ltd.	216,000	148
*,^ Byd Co. Ltd.		19,500	141
	Yanzhou Coal Mining Co. Ltd.	64,000	125
	Tingyi Cayman Islands Holding Corp.	50,000	108
*	China Mengniu Dairy Co. Ltd.	32,000	98
*,^ PICC Property & Casualty Co. Ltd.		108,000	98
*	China Pacific Insurance Group Co. Ltd.	25,400	95
*	China Minsheng Banking Corp. Ltd.	94,000	94
	China Merchants Holdings International Co. Ltd.	28,000	93
	China Resources Enterprise Ltd.	28,000	92
*	GOME Electrical Appliances Holdings Ltd.	257,720	91
	Want Want China Holdings Ltd.	137,000	87
	Guangzhou R&F Properties Co. Ltd.	60,400	85
	Alibaba.com Ltd.	36,500	82
	China Resources Land Ltd.	44,000	79
	Denway Motors Ltd.	138,000	79
	China Yurun Food Group Ltd.	28,000	78
	China National Building Material Co. Ltd.	42,000	69

*	China Railway Group Ltd.	94,000	67
	Dongfeng Motor Group Co. Ltd.	50,000	65
*,^ Sinopharm Group Co.		17,200	65
	China COSCO Holdings Co. Ltd.	55,000	65
	Sino-Ocean Land Holdings Ltd.	79,500	64
	Cnpc Hong Kong Ltd.	50,000	62
	China Railway Construction Corp. Ltd.	47,626	60
	Tsingtao Brewery Co. Ltd.	12,000	60
	Chaoda Modern Agriculture Holdings Ltd.	60,000	59
	China Resources Power Holdings Co. Ltd.	29,400	57
*	China Taiping Insurance Holdings Co. Ltd.	18,000	57
	Belle International Holdings Ltd.	50,000	56
*	Air China Ltd.	68,000	56
	Beijing Enterprises Holdings Ltd.	8,000	56
	Kingboard Chemical Holdings Ltd.	13,000	55
	Anhui Conch Cement Co. Ltd.	10,000	55
	Jiangxi Copper Co. Ltd.	27,000	54
	Inner Mongolia Yitai Coal Co. Class B	6,300	52
	Shanghai Industrial Holdings Ltd.	11,000	51
	Shimao Property Holdings Ltd.	32,500	49
	Sinofert Holdings Ltd.	84,000	49
	Nine Dragons Paper Holdings Ltd.	34,000	47
	Yantai Changyu Pioneer Wine Co. Class B	5,400	47
	Li Ning Co. Ltd.	14,000	43
	ZTE Corp.	7,140	42
*,^ Huadian Power International Co.		160,000	41
*	Metallurgical Corp. of China Ltd.	76,000	40
	China International Marine Containers Co. Ltd. Class B	28,500	39
	Angang Steel Co. Ltd.	22,000	38
	China Oilfield Services Ltd.	32,000	38
	China Everbright Ltd.	16,000	38
	Agile Property Holdings Ltd.	30,000	37
	China Agri-Industries Holdings Ltd.	27,000	37
	Parkson Retail Group Ltd.	21,000	36
*	China Longyuan Power Group Corp.	29,000	36
*	China Shipping Container Lines Co. Ltd.	95,000	36
	China BlueChemical Ltd.	54,000	35
	Yuexiu Property Co. Ltd.	144,000	35
	Zhejiang Expressway Co. Ltd.	40,000	35
	Huaneng Power International Inc.	60,000	33
	Jiangsu Expressway Co. Ltd.	36,000	32
	COSCO Pacific Ltd.	22,000	32
	Fosun International	44,500	31
*,^ Maanshan Iron & Steel		52,000	31
	Shanghai Zhenhua Heavy Industry Co. Ltd. Class B	39,050	30
*	Beijing Capital International Airport Co. Ltd.	54,000	30
	Huabao International Holdings Ltd.	28,000	28
	China High Speed Transmission Equipment Group Co. Ltd.	14,000	28
	China Vanke Co. Ltd. Class B	26,100	26
*	Sinopec Shanghai Petrochemical Co. Ltd.	74,000	26
	China South Locomotive and Rolling Stock Corp.	39,000	26
	Hopson Development Holdings Ltd.	20,000	25
	Country Garden Holdings Co.	73,000	24
	Weichai Power Co. Ltd.	3,000	22
	Shanghai Electric Group Co. Ltd.	48,000	21
	Datang International Power Generation Co. Ltd.	48,000	20
	Great Wall Motor Co. Ltd.	14,500	20
	Soho China Ltd.	40,000	19

	China Huiyuan Juice Group Ltd.	28,000	18
	China National Materials Co. Ltd.	27,000	16
*	Double Coin Holdings Ltd. Class B	22,200	16
	Weifu High-Technology Co. Ltd. Class B	12,505	15
	Jiangling Motors Corp. Ltd. Class B	9,600	15
*	Hidili Industry International Development Ltd.	14,000	15
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	7,600	14
	Anta Sports Products Ltd.	10,000	13
	Greentown China Holdings Ltd.	11,000	13
*	Hainan Airlines Co. Ltd. Class B	16,200	13
*	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class
	B	29,400	12
*	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	12,200	11
	Shanghai Friendship Group Inc. Ltd. Class B	7,150	11
	CSG Holding Co. Ltd. Class B	10,400	11
*	Shanghai Haixin Group Co. Class B	25,000	11
	Zhaojin Mining Industry Co. Ltd.	6,000	11
*	China Eastern Airlines Corp. Ltd.	32,000	11
	China Merchants Property Development Co. Ltd. Class B	5,200	11
*	BOE Technology Group Co. Ltd. Class B	37,300	11
	Guangzhou Pharmaceutical Co. Ltd.	14,000	11
	Lianhua Supermarket Holdings Co. Ltd.	4,000	10
	Foshan Electrical and Lighting Co. Ltd. Class B	13,300	10
	China Foods Ltd.	12,000	10
*	Sinopec Yizheng Chemical Fibre Co. Ltd.	42,000	10
	TPV Technology Ltd.	16,000	10
	Shenzhen Investment Ltd.	28,000	10
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	5,600	10
*,^ China Southern Airlines Co. Ltd.		30,000	10
	Anhui Expressway Co.	14,000	10
	KWG Property Holding Ltd.	16,000	10
	Dazhong Transportation Group Co. Ltd. Class B	11,800	10
	Tianjin Capital Environmental Protection Group Co. Ltd.	28,000	10
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	21,800	9
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	8,500	9
	Chongqing Changan Automobile Co. Ltd. Class B	11,700	9
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	10,100	9
*	Citic Resources Holdings Ltd.	38,000	9
	Jinzhou Port Co. Ltd. Class B	19,920	9
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	5,800	9
	Shanghai Jinjiang International Investment Holdings Co. Class B	7,900	9
	Travelsky Technology Ltd.	11,000	9
*	Semiconductor Manufacturing International Corp.	121,000	9
	Shandong Chenming Paper Holdings Ltd. Class B	12,300	9
	Global Bio-Chem Technology Group Co. Ltd.	32,000	9
	Dongfang Electric Corp. Ltd.	1,800	9
	Beijing North Star Co.	28,000	9
	Guangdong Electric Power Development Co. Ltd. Class B	15,300	9
*	Huadian Energy Co. Ltd. Class B	22,600	8
*	Zhejiang Southeast Electric Power Co. Class B	12,800	8
	Shui On Land Ltd.	16,500	8
	China Molybdenum Co. Ltd.	10,000	8
	Bengang Steel Plates Co. Class B	15,300	7
	Shenzhen Expressway Co. Ltd.	14,000	7
	Inner Mongolia Eerduosi Cashmere Products Co. Ltd. Class B	9,100	7
	Guangdong Provincial Expressway Development Co. Ltd. Class B	14,400	7
	New World China Land Ltd.	23,400	7
	China Communications Services Corp. Ltd.	14,000	7

Sinotrans Ltd.	25,000	7
China Travel International Inv HK	26,000	6
^ Guangzhou Shipyard International Co. Ltd.	4,000	6
Guangdong Investment Ltd.	12,000	6
Hopewell Highway Infrastructure Ltd.	9,500	6
Guangshen Railway Co. Ltd.	14,000	6
People's Food Holdings Ltd.	11,000	6
Lee & Man Paper Manufacturing Ltd.	8,000	5
Harbin Power Equipment Co. Ltd.	4,000	3
Shenzhen International Holdings	32,500	2
		19,866
Colombia (0.1%)
BanColombia SA ADR	13,207	569

Czech Republic (0.1%)
CEZ AS	6,105	295
Telefonica O2 Czech Republic AS	3,549	84
Komercni Banka AS	388	78
* Unipetrol	3,604	27
		484
Denmark (0.4%)
Novo Nordisk A/S Class B	18,450	1,248
* Danske Bank A/S	22,235	528
* Vestas Wind Systems A/S	8,300	437
AP Moller - Maersk A/S Class B	48	375
Danisco A/S	4,826	336
Coloplast A/S Class B	2,443	265
Carlsberg A/S Class B	2,645	197
AP Moller - Maersk A/S	21	157
Novozymes A/S	1,050	108
FLSmidth & Co. A/S	1,000	64
* William Demant Holding	500	39
TrygVesta AS	600	37
H Lundbeck A/S	1,400	26
Rockwool International AS Class B	83	9
		3,826
Egypt (0.0%)
Orascom Construction Industries GDR	4,814	224
* Orascom Telecom Holdings S.A.E. GDR Rights Exp. 02/18/10	6,059	134
Orascom Telecom Holding SAE GDR	6,059	33
		391
Finland (0.5%)
Nokia Oyj	127,519	1,750
Sampo Oyj	16,865	407
Stora Enso Oyj	58,175	357
Wartsila Oyj	6,554	309
Fortum Oyj	11,440	290
Metso Oyj	7,637	256
Kone Oyj Class B	3,680	148
UPM-Kymmene Oyj	11,620	127
Outokumpu Oyj	3,200	58
Nokian Renkaat Oyj	2,383	58
Rautaruukki Oyj	2,800	57
Kesko Oyj Class B	1,300	42
Neste Oil Oyj	2,500	41

Sanoma Oyj	1,520	34
		3,934
France (4.7%)
Total SA	82,198	4,751
Sanofi-Aventis SA	33,691	2,491
BNP Paribas	34,466	2,462
GDF Suez	57,122	2,160
AXA SA	78,622	1,619
France Telecom SA	68,143	1,562
LVMH Moet Hennessy Louis Vuitton SA	13,133	1,431
Societe Generale	24,638	1,426
ArcelorMittal	36,416	1,410
Danone	22,004	1,258
Carrefour SA	24,467	1,194
L'Oreal SA	10,923	1,152
Vivendi SA	43,377	1,128
Air Liquide SA	9,362	993
Vinci SA	18,272	976
Schneider Electric SA	9,281	958
Compagnie de St-Gobain	17,171	820
Unibail-Rodamco SE	3,540	767
Alstom SA	10,134	677
Pernod-Ricard SA	7,979	642
Lafarge SA	7,644	565
Veolia Environnement	17,036	559
Bouygues SA	10,023	493
Suez Environnement Co.	20,778	471
Accor SA	9,087	458
Hermes International	3,293	453
PPR	3,701	451
EDF SA	8,265	444
Credit Agricole SA	27,088	425
Cie Generale d'Optique Essilor International SA	6,807	396
* Renault SA	8,210	385
Vallourec SA	2,002	344
SES SA	14,886	327
Technip SA	4,604	315
Cap Gemini SA	6,937	308
* Alcatel-Lucent	89,706	302
Cie Generale des Etablissements Michelin Class B	3,504	271
* Peugeot SA	7,802	253
Christian Dior SA	2,084	211
^ Sodexo	3,802	208
European Aeronautic Defence and Space Co. NV	10,539	206
STMicroelectronics NV	21,991	180
Publicis Groupe SA	3,943	162
Eiffage SA	2,912	152
Societe BIC SA	2,111	150
Lagardere SCA	3,561	138
Safran SA	6,718	131
CNP Assurances	1,182	105
SCOR SE	4,167	97
* Natixis	20,012	92
Thales SA	1,931	88
Dassault Systemes SA	1,502	86
Casino Guichard Perrachon SA	1,031	85
Klepierre	2,112	79

Eramet	256	77
* Cie Generale de Geophysique-Veritas	3,041	74
Bureau Veritas SA	1,462	70
* Atos Origin SA	1,468	68
Eutelsat Communications	2,036	66
* Air France-KLM	3,980	65
Societe Television Francaise 1	3,698	64
Legrand SA	2,124	61
Eurazeo	773	56
Imerys SA	989	55
Gecina SA	502	50
BioMerieux	450	50
Aeroports de Paris	609	47
ICADE	449	43
* JC Decaux SA	1,529	39
PagesJaunes Groupe	3,300	36
* Societe Des Autoroutes Paris-Rhin-Rhone	463	34
Wendel	579	31
Iliad SA	247	27
Ciments Francais SA	275	27
EDF Energies Nouvelles SA	531	27
Ipsen SA	383	21
Euler Hermes SA	99	8
		40,363
Germany (3.1%)
^ Siemens AG	31,665	2,823
E.ON AG	69,732	2,565
Bayer AG	28,831	1,971
BASF SE	31,958	1,818
Allianz SE	15,693	1,738
Daimler AG	36,048	1,658
SAP AG	32,438	1,482
Deutsche Telekom AG	114,239	1,479
Deutsche Bank AG	22,336	1,362
RWE AG	14,123	1,253
Muenchener Rueckversicherungs AG	7,198	1,078
Deutsche Post AG	33,427	583
Deutsche Boerse AG	7,843	514
^ ThyssenKrupp AG	14,272	451
Linde AG	3,844	422
K&S AG	7,119	400
Bayerische Motoren Werke AG	9,156	391
MAN SE	5,690	380
Henkel AG & Co. KGaA Prior Pfd.	6,853	349
HeidelbergCement AG	5,703	344
Fresenius Medical Care AG & Co. KGaA	6,563	333
Adidas AG	6,304	321
Volkswagen AG Prior Pfd.	3,900	316
Metro AG	5,085	279
* Infineon Technologies AG	45,307	250
* Commerzbank AG	32,171	249
Porsche Automobil Holding SE Prior Pfd.	3,462	196
Merck KGaA	2,081	185
Henkel AG & Co. KGaA	4,156	182
Fresenius SE Prior Pfd.	2,589	176
Beiersdorf AG	2,923	171
* QIAGEN NV	5,893	129

Salzgitter AG	1,452	128
Volkswagen AG	1,465	128
Hochtief AG	1,691	126
GEA Group AG	5,928	121
Deutsche Lufthansa AG	5,506	88
* Hannover Rueckversicherung AG	1,681	78
Lanxess AG	1,944	74
* Deutsche Postbank AG	1,970	60
Puma AG Rudolf Dassler Sport	178	54
Fresenius SE	863	53
* TUI AG	5,250	49
Celesio AG	1,661	48
Wacker Chemie AG	302	40
Solarworld AG	1,883	32
Suedzucker AG	1,351	31
Hamburger Hafen und Logistik AG	830	31
Generali Deutschland Holding AG	298	31
Fraport AG Frankfurt Airport Services Worldwide	592	30
* Q-Cells SE	208	3
		27,053
Greece (0.2%)
* National Bank of Greece SA ADR	129,606	578
Hellenic Telecommunications Organization SA ADR	36,004	248
OPAP SA	7,187	157
* Alpha Bank AE	14,401	138
* EFG Eurobank Ergasias SA	12,766	109
Coca Cola Hellenic Bottling Co. SA	3,850	88
* Piraeus Bank SA	8,073	68
* Public Power Corp. SA	2,970	56
Marfin Investment Group SA	17,010	47
Titan Cement Co. SA	1,230	35
Hellenic Petroleum SA	2,610	32
		1,556
Guernsey (0.0%)
* Amdocs Ltd.	4,684	134

Hong Kong (1.1%)
Sun Hung Kai Properties Ltd.	78,000	998
Hutchison Whampoa Ltd.	137,000	932
Cheung Kong Holdings Ltd.	73,000	859
Hong Kong Exchanges and Clearing Ltd.	37,900	639
Li & Fung Ltd.	132,000	602
Hang Seng Bank Ltd.	29,500	412
Swire Pacific Ltd.	36,500	396
Hong Kong & China Gas Co. Ltd.	180,000	393
Esprit Holdings Ltd.	53,031	374
Bank of East Asia Ltd.	95,840	326
CLP Holdings Ltd.	48,000	325
Hang Lung Properties Ltd.	83,000	282
Hang Lung Group Ltd.	59,000	264
New World Development Ltd.	143,000	233
BOC Hong Kong Holdings Ltd.	106,500	221
Sino Land Co. Ltd.	134,000	220
Hongkong Electric Holdings Ltd.	36,500	204
Shangri-La Asia Ltd.	105,930	184
Wharf Holdings Ltd.	37,000	183
Hongkong Land Holdings Ltd.	39,000	182

	Jardine Matheson Holdings Ltd.	5,600	167
	Henderson Land Development Co. Ltd.	25,000	157
	MTR Corp.	40,000	130
	Link REIT	53,000	127
	Giordano International Ltd.	398,000	120
*	Sands China Ltd.	68,400	97
	Hopewell Holdings Ltd.	19,000	58
	Wheelock & Co. Ltd.	20,000	52
*	Cathay Pacific Airways Ltd.	30,000	49
	Kerry Properties Ltd.	11,000	49
*	Foxconn International Holdings Ltd.	45,000	47
	Guoco Group Ltd.	4,000	39
	Orient Overseas International Ltd.	5,500	37
	ASM Pacific Technology Ltd.	4,400	36
	First Pacific Co.	62,400	35
	Yue Yuen Industrial Holdings Ltd.	11,000	34
	Cheung Kong Infrastructure Holdings Ltd.	9,000	33
	Lifestyle International Holdings Ltd.	19,500	32
	Hongkong & Shanghai Hotels	22,500	32
	Chinese Estates Holdings Ltd.	19,500	32
	Hong Kong Aircraft Engineering Co. Ltd.	2,400	30
	Hysan Development Co. Ltd.	12,000	30
	Wing Hang Bank Ltd.	3,500	29
	Techtronic Industries Co.	32,000	26
	Television Broadcasts Ltd.	5,000	23
	NWS Holdings Ltd.	14,000	23
	Shun Tak Holdings Ltd.	34,000	20
*	Mongolia Energy Co. Ltd.	35,000	17
	PCCW Ltd.	63,000	17
	Industrial & Commercial Bank of China Asia Ltd.	5,000	10
*	Dah Sing Banking Group Ltd.	6,800	9
	Hutchison Telecommunications Hong Kong Holdings Ltd.	27,000	5
	Cafe de Coral Holdings Ltd.	2,000	4
	Hutchison Harbour Ring Ltd.	34,000	4
	Hutchison Telecommunications International Ltd.	14,000	4
	Texwinca Holdings Ltd.	4,000	4
*	Johnson Electric Holdings Ltd.	6,500	3
	Great Eagle Holdings Ltd.	1,000	2
	Public Financial Holdings Ltd.	4,000	2
*	Dah Sing Financial Holdings Ltd.	400	2
*	Galaxy Entertainment Group Ltd.	5,000	2
	C C Land Holdings Ltd.	5,000	2
	Chong Hing Bank Ltd.	1,000	2
	Fubon Bank Hong Kong Ltd.	4,000	2
*	Melco International Development Ltd.	3,000	1
	Kowloon Development Co. Ltd.	1,000	1
			9,866
Hungary (0.1%)
*	MOL Hungarian Oil and Gas NyRt	4,325	400
*,^ OTP Bank PLC		10,472	307
	Richter Gedeon Nyrt.	350	74
	Magyar Telekom Telecommunications PLC	9,450	34
			815
India (1.4%)
1	Reliance Industries Ltd. GDR	28,028	1,266
	Infosys Technologies Ltd. ADR	23,868	1,239
	ICICI Bank Ltd. ADR	18,247	644

HDFC Bank Ltd. ADR	5,405	639
ITC Ltd.	89,731	485
Larsen & Toubro Ltd.	14,292	440
Housing Development Finance Corp.	6,561	338
Bharti Airtel Ltd.	48,249	318
Bharat Heavy Electricals Ltd.	4,673	244
Oil & Natural Gas Corp. Ltd.	9,528	225
Tata Steel Ltd.	17,439	214
Axis Bank Ltd.	9,497	210
Jindal Steel & Power Ltd.	11,757	159
Jaiprakash Associates Ltd.	50,178	149
Tata Consultancy Services Ltd.	9,341	148
Hindustan Unilever Ltd.	27,945	146
Sterlite Industries India Ltd.	9,017	146
Hindalco Industries Ltd.	45,661	144
NTPC Ltd.	28,859	134
Bajaj Auto Ltd.	3,501	133
Cipla Ltd./India	19,161	131
Grasim Industries Ltd.	2,188	123
DLF Ltd.	16,273	117
* Essar Oil Ltd.	38,230	113
GAIL India Ltd.	12,108	103
Infrastructure Development Finance Co. Ltd.	30,875	101
Steel Authority of India Ltd.	21,511	100
JSW Steel Ltd.	4,652	99
Punjab National Bank Ltd.	5,016	97
Reliance Communications Ltd.	26,022	95
Sesa Goa Ltd.	12,524	93
Tata Power Co. Ltd.	3,306	93
Unitech Ltd.	57,005	91
Hero Honda Motors Ltd.	2,541	86
Reliance Infrastructure Ltd.	3,745	84
Maruti Suzuki India Ltd.	2,758	83
State Bank of India Ltd. GDR	866	77
Wipro Ltd. ADR	3,890	77
Wipro Ltd.	5,392	75
Siemens India Ltd.	5,364	74
Reliance Capital Ltd.	4,116	72
Kotak Mahindra Bank Ltd.	3,703	62
Tata Motors Ltd.	4,073	61
Reliance Industries Ltd.	2,564	58
* Cairn India Ltd.	9,983	57
Mahindra & Mahindra Ltd.	2,547	56
Nestle India Ltd.	1,005	55
* Reliance Power Ltd.	17,448	55
Lupin Ltd.	1,735	53
Sun Pharmaceutical Industries Ltd.	1,674	53
Dr Reddys Laboratories Ltd.	2,173	52
* GMR Infrastructure Ltd.	40,149	52
Crompton Greaves Ltd.	5,454	51
Indian Oil Corp. Ltd.	7,740	50
State Bank of India Ltd.	1,105	49
Mphasis Ltd.	3,320	49
Adani Enterprises Ltd.	4,822	46
United Spirits Ltd.	1,678	45
* Reliance Natural Resources Ltd.	32,234	45
* Housing Development & Infrastructure Ltd.	6,221	44
HCL Technologies Ltd.	5,856	44

* Idea Cellular Ltd.	32,485	41
* Suzlon Energy Ltd.	24,455	40
* Ranbaxy Laboratories Ltd.	3,987	39
Bharat Electronics Ltd.	915	39
Zee Entertainment Enterprises Ltd.	6,758	38
Piramal Healthcare Ltd.	4,744	38
ABB Ltd.	2,131	37
Power Grid Corp. of India Ltd.	15,224	37
Bharat Petroleum Corp. Ltd.	3,151	37
Bank of Baroda	2,961	37
Ultratech Cement Ltd.	1,796	36
Tata Chemicals Ltd.	5,612	36
Bank of India	4,536	36
Hindustan Petroleum Corp. Ltd.	4,736	34
Dabur India Ltd.	9,829	34
Canara Bank	4,018	34
Mundra Port and Special Economic Zone Ltd.	2,615	34
Bajaj Holdings and Investment Ltd.	2,743	34
* Satyam Computer Services Ltd. ADR	6,743	33
Colgate-Palmolive India Ltd.	2,243	33
ACC Ltd.	1,743	33
Ambuja Cements Ltd.	14,479	32
Great Eastern Shipping Co. Ltd.	4,651	29
* NHPC Ltd.	39,502	28
Divi's Laboratories Ltd.	2,113	28
Aditya Birla Nuvo Ltd.	1,481	27
Punj Lloyd Ltd.	6,563	27
* Adani Power Ltd.	11,943	26
* Oracle Financial Sevices Software Ltd.	506	23
Glenmark Pharmaceuticals Ltd.	4,289	22
Union Bank of India	3,919	22
Aban Offshore Ltd.	801	21
Tata Communications Ltd.	3,012	21
* Tech Mahindra Ltd.	885	19
Hindustan Zinc Ltd.	678	16
Ashok Leyland Ltd.	14,952	16
Bharat Forge Ltd.	2,760	16
Financial Technologies India Ltd.	470	15
* Lanco Infratech Ltd.	14,460	14
* Jet Airways India Ltd.	1,168	13
Corp Bank	1,243	11
Neyveli Lignite Corp. Ltd.	3,390	11
Sun TV Network Ltd.	1,307	11
Bajaj Finserv Ltd.	1,537	11
National Aluminium Co. Ltd.	1,179	10
Castrol India Ltd.	742	10
Mangalore Refinery & Petrochemicals Ltd.	5,750	10
Shipping Corp. of India Ltd.	2,795	9
Power Finance Corp. Ltd.	1,785	9
Godrej Industries Ltd.	2,902	9
IDBI Bank Ltd.	3,367	9
Oriental Bank of Commerce	1,490	8
* Tata Teleservices Maharashtra Ltd.	10,939	6
Mahanagar Telephone Nigam	2,962	5
Indiabulls Financial Services Ltd.	1,287	3
		11,749

Indonesia (0.3%)
Astra International Tbk PT	138,500	529
Bank Central Asia Tbk PT	802,000	426
Telekomunikasi Indonesia Tbk PT	383,000	380
Bank Rakyat Indonesia	337,500	274
Bumi Resources Tbk PT	778,500	203
United Tractors Tbk PT	56,500	101
Perusahaan Gas Negara PT	177,500	71
Bank Mandiri Tbk PT	94,000	47
Tambang Batubara Bukit Asam Tbk PT	24,000	44
Semen Gresik Persero Tbk PT	45,000	38
Unilever Indonesia Tbk PT	30,000	36
Gudang Garam Tbk PT	13,000	33
Indosat Tbk PT	52,500	31
Indofood Sukses Makmur Tbk PT	58,500	22
Indocement Tunggal Prakarsa Tbk PT	12,000	17
Bank Danamon Indonesia Tbk PT	28,995	15
Astra Agro Lestari Tbk PT	5,500	14
Aneka Tambang Tbk PT	50,000	11
International Nickel Indonesia Tbk PT	28,000	11
* Bank Pan Indonesia Tbk PT	94,000	8
		2,311
Ireland (0.1%)
CRH PLC	26,666	644
* Elan Corp. PLC	25,264	190
* Governor & Co. of the Bank of Ireland	59,646	108
* Allied Irish Banks PLC	44,921	79
Kerry Group PLC Class A	2,658	79
* Ryanair Holdings PLC	10,139	47
* Ryanair Holdings PLC ADR	1,145	30
* Anglo Irish Bank Corp. Ltd.	14,385	4
		1,181
Israel (0.4%)
Teva Pharmaceutical Industries Ltd.	33,769	1,914
* Check Point Software Technologies	11,200	358
Israel Chemicals Ltd.	24,231	315
* Bank Hapoalim BM	27,740	119
Bezeq Israeli Telecommunication Corp. Ltd.	40,830	104
* Bank Leumi Le-Israel BM	13,800	59
Partner Communications Co. Ltd.	1,900	39
* Israel Corp. Ltd.	45	33
Elbit Systems Ltd.	500	31
* NICE Systems Ltd.	1,000	29
Delek Group Ltd.	129	29
Makhteshim-Agan Industries Ltd.	5,400	27
Cellcom Israel Ltd.	748	24
* Clal Insurance	900	21
Clal Industries and Investments	2,300	15
Discount Investment Corp.	600	14
* Mizrahi Tefahot Bank Ltd.	1,500	13
* Elbit Imaging Ltd.	579	13
Delek Automotive Systems Ltd.	1,000	12
* First International Bank Of Israel Ltd.	708	12
* Israel Discount Bank Ltd. Class A	5,200	12
IDB Holding Corp. Ltd.	302	11
Koor Industries Ltd.	400	11
* Hot Telecommunication System Ltd.	900	11

Gazit-Globe Ltd.	1,058	11
* Harel Insurance Investments & Financial Services Ltd.	200	10
Property & Building Corp.	137	10
* Oil Refineries Ltd.	19,025	10
* Migdal Insurance & Financial Holding Ltd.	5,000	10
Shufersal Ltd.	1,500	9
Strauss Group Ltd.	500	7
* Paz Oil Co. Ltd.	50	7
* Africa Israel Investments Ltd.	600	7
Ormat Industries	762	6
Osem Investments Ltd.	400	6
		3,319
Italy (1.5%)
ENI SPA	95,122	2,211
* UniCredit SPA	671,355	1,851
Enel SPA	266,879	1,435
* Intesa Sanpaolo SPA (Registered)	312,848	1,191
Assicurazioni Generali SPA	47,920	1,140
Telecom Italia SPA	470,572	704
Tenaris SA ADR	12,084	532
* Fiat SPA	32,529	408
Atlantia SPA	11,596	290
Snam Rete Gas SPA	54,375	256
Saipem SPA	7,894	256
* Autogrill SPA	19,478	237
Unione di Banche Italiane SCPA	16,934	232
^ Bulgari SPA	27,905	228
* Banco Popolare SC	28,272	179
Telecom Italia SPA	138,625	161
Mediaset SPA	19,820	150
Mediolanum SPA	25,208	141
Terna Rete Elettrica Nazionale SPA	32,070	129
Finmeccanica SPA	9,196	127
* Unipol Gruppo Finanziario SPA Prior Pfd.	157,520	127
Banca Monte dei Paschi di Siena SPA	67,571	109
Fondiaria-Sai SPA RSP	9,797	108
* Mediobanca SPA	9,537	104
Parmalat SPA	38,241	96
Luxottica Group SPA	2,802	73
Italcementi SPA RSP	9,830	65
A2A SPA	30,365	58
Banca Popolare di Milano Scarl	8,822	57
* Pirelli & C SPA	85,948	50
Banca Carige SPA	18,844	48
Fondiaria-Sai SPA	2,001	32
Exor SPA	1,909	31
Buzzi Unicem SPA	1,855	28
Lottomatica SPA	1,383	27
Edison SPA	18,221	27
Italcementi SPA	2,037	25
Saras SPA	8,757	24
Exor SPA Prior Pfd.	942	9
Benetton Group SPA	588	5
* Unipol Gruppo Finanziario SPA	3,259	4
		12,965
Japan (8.5%)
Toyota Motor Corp.	88,200	3,392

Mitsubishi UFJ Financial Group Inc.	471,051	2,424
Canon Inc.	46,800	1,829
Honda Motor Co. Ltd.	47,600	1,613
Sumitomo Mitsui Financial Group Inc.	43,048	1,389
Panasonic Corp.	88,000	1,375
Sony Corp.	35,400	1,181
Mitsubishi Corp.	48,200	1,166
Tokyo Electric Power Co. Inc.	42,300	1,139
NTT DoCoMo Inc.	718	1,075
Takeda Pharmaceutical Co. Ltd.	24,100	1,057
Nippon Telegraph & Telephone Corp.	24,800	1,044
Nintendo Co. Ltd.	3,400	948
Mitsui & Co. Ltd.	63,200	930
Nomura Holdings Inc.	120,400	900
East Japan Railway Co.	13,200	886
Japan Tobacco Inc.	243	877
Nippon Steel Corp.	217,000	787
Komatsu Ltd.	39,000	785
KDDI Corp.	144	759
Mitsubishi Estate Co. Ltd.	46,000	745
Kansai Electric Power Co. Inc.	32,500	740
Fanuc Ltd.	7,700	737
Mizuho Financial Group Inc.	371,400	717
Shin-Etsu Chemical Co. Ltd.	13,700	717
Tokio Marine Holdings Inc.	26,600	715
* Toshiba Corp.	127,000	694
Kyocera Corp.	7,500	679
Murata Manufacturing Co. Ltd.	11,500	631
FUJIFILM Holdings Corp.	19,500	625
JFE Holdings Inc.	17,700	615
* Nissan Motor Co. Ltd.	74,900	609
Mitsui Sumitomo Insurance Group Holdings Inc.	22,400	561
Softbank Corp.	21,900	557
Astellas Pharma Inc.	15,000	553
Central Japan Railway Co.	71	522
Mitsubishi Heavy Industries Ltd.	148,000	516
Sumitomo Corp.	45,500	512
ITOCHU Corp.	63,000	492
Seven & I Holdings Co. Ltd.	21,900	479
Bridgestone Corp.	29,900	477
Mitsui Fudosan Co. Ltd.	28,000	471
Daiichi Sankyo Co. Ltd.	22,200	461
Suzuki Motor Corp.	19,600	443
Nomura Research Institute Ltd.	19,800	440
Fujitsu Ltd.	72,000	439
Electric Power Development Co. Ltd.	14,900	433
Rohm Co. Ltd.	6,300	425
Daikin Industries Ltd.	11,400	424
Chubu Electric Power Co. Inc.	16,600	420
Denso Corp.	14,100	414
* Mitsubishi Electric Corp.	52,000	405
Daito Trust Construction Co. Ltd.	8,500	403
Sumitomo Metal Industries Ltd.	146,000	402
* Hitachi Ltd.	114,000	390
ORIX Corp.	5,070	380
Yamada Denki Co. Ltd.	5,800	373
Yakult Honsha Co. Ltd.	12,700	368
Kirin Holdings Co. Ltd.	24,000	366

Kao Corp.	15,000	362
Marubeni Corp.	62,000	360
* Isuzu Motors Ltd.	157,000	334
Nippon Oil Corp.	71,100	332
Ibiden Co. Ltd.	9,700	331
Mitsui OSK Lines Ltd.	53,000	330
Keyence Corp.	1,360	313
Sotetsu Holdings Inc.	71,000	304
Sumitomo Chemical Co. Ltd.	67,000	301
Sharp Corp.	25,000	299
Casio Computer Co. Ltd.	40,000	293
Daiwa Securities Group Inc.	56,000	280
Hoya Corp.	10,400	277
Terumo Corp.	4,800	269
Mitsubishi Chemical Holdings Corp.	64,500	269
Seino Holdings Corp.	40,000	267
Ricoh Co. Ltd.	18,000	258
Eisai Co. Ltd.	6,900	257
Secom Co. Ltd.	5,600	251
Sumitomo Metal Mining Co. Ltd.	18,000	250
Sumitomo Electric Industries Ltd.	19,100	249
Higo Bank Ltd.	45,000	245
Tohoku Electric Power Co. Inc.	12,200	245
Asahi Glass Co. Ltd.	24,000	239
Kokuyo Co. Ltd.	31,000	237
Fast Retailing Co. Ltd.	1,400	233
Sumitomo Realty & Development Co. Ltd.	13,000	230
Nippon Paint Co. Ltd.	37,000	230
Tokyo Electron Ltd.	3,700	225
Tokyo Gas Co. Ltd.	55,000	223
Toho Gas Co. Ltd.	42,000	221
Kyushu Electric Power Co. Inc.	9,600	208
* NEC Corp.	78,000	201
Hankyu Hanshin Holdings Inc.	41,000	189
Kubota Corp.	21,000	189
Asahi Breweries Ltd.	9,700	188
Yahoo! Japan Corp.	489	185
Circle K Sunkus Co. Ltd.	13,800	178
Dai Nippon Printing Co. Ltd.	13,000	178
Sumitomo Trust & Banking Co. Ltd.	32,000	177
Asahi Kasei Corp.	34,000	169
* Mitsubishi Materials Corp.	65,000	169
TDK Corp.	2,600	168
* Sanyo Electric Co. Ltd.	99,000	165
Shiseido Co. Ltd.	8,000	164
Aeon Co. Ltd.	16,200	161
Fukuyama Transporting Co. Ltd.	34,000	161
Toray Industries Inc.	29,000	158
SMC Corp.	1,300	157
Sojitz Corp.	83,800	154
T&D Holdings Inc.	7,250	150
Olympus Corp.	4,900	147
Chugoku Electric Power Co. Inc.	7,400	145
Resona Holdings Inc.	11,600	145
Shionogi & Co. Ltd.	7,000	144
Nikon Corp.	7,000	144
Nippon Yusen KK	40,000	138
Nidec Corp.	1,400	137

	Shikoku Electric Power Co.	4,900	134
*,^ Mitsubishi Motors Corp.		96,000	132
	NGK Insulators Ltd.	6,000	131
	Osaka Gas Co. Ltd.	37,000	130
	Shizuoka Bank Ltd.	15,000	129
	Nitto Denko Corp.	3,100	119
	West Japan Railway Co.	34	117
	Inpex Corp.	16	117
	Ajinomoto Co. Inc.	12,000	114
	Sekisui House Ltd.	12,000	113
	Omron Corp.	5,600	111
	Sompo Japan Insurance Inc.	17,000	111
	Yamato Holdings Co. Ltd.	8,000	110
	Bank of Yokohama Ltd.	23,000	109
	Chiba Bank Ltd.	18,000	109
	Odakyu Electric Railway Co. Ltd.	13,000	106
	Daiwa House Industry Co. Ltd.	10,000	105
	Kuraray Co. Ltd.	9,000	105
	Toppan Printing Co. Ltd.	12,000	104
	JS Group Corp.	5,600	99
*	Kobe Steel Ltd.	55,000	99
	Nippon Electric Glass Co. Ltd.	7,000	98
	Aisin Seiki Co. Ltd.	3,700	98
*	Mazda Motor Corp.	35,000	95
	Toyota Industries Corp.	3,200	94
	JTEKT Corp.	8,300	94
	Ono Pharmaceutical Co. Ltd.	2,100	93
	JGC Corp.	5,000	93
	Kintetsu Corp.	27,000	93
	Trend Micro Inc.	2,500	93
	Chuo Mitsui Trust Holdings Inc.	26,000	92
	Konica Minolta Holdings Inc.	9,000	92
	Chugai Pharmaceutical Co. Ltd.	5,100	91
	JSR Corp.	4,600	91
	Makita Corp.	2,700	91
	Mitsumi Electric Co. Ltd.	5,200	90
	Advantest Corp.	3,600	90
	Nippon Express Co. Ltd.	21,000	88
	Kawasaki Heavy Industries Ltd.	34,000	87
	NTT Data Corp.	28	87
	Taisho Pharmaceutical Co. Ltd.	5,000	87
	Lawson Inc.	1,900	86
	Tokyu Corp.	21,000	85
	Benesse Holdings Inc.	2,000	84
	Hokuriku Electric Power Co.	3,800	82
	Keio Corp.	13,000	82
	Nipponkoa Insurance Co. Ltd.	14,000	81
	Tobu Railway Co. Ltd.	15,000	81
	OJI Paper Co. Ltd.	19,000	80
	NSK Ltd.	11,000	80
	Nissin Foods Holdings Co. Ltd.	2,400	79
	Keihin Electric Express Railway Co. Ltd.	10,000	77
	Fukuoka Financial Group Inc.	21,000	77
	Hokkaido Electric Power Co. Inc.	4,000	76
*	Fuji Heavy Industries Ltd.	16,000	75
	Hirose Electric Co. Ltd.	700	75
	Brother Industries Ltd.	6,900	74
	Sekisui Chemical Co. Ltd.	11,000	74

Shimano Inc.	1,800	74
Japan Steel Works Ltd.	6,000	74
SBI Holdings Inc.	387	74
Nippon Mining Holdings Inc.	17,000	73
Stanley Electric Co. Ltd.	3,800	72
THK Co. Ltd.	3,600	71
Taiyo Nippon Sanso Corp.	7,000	69
Unicharm Corp.	700	67
Aioi Insurance Co. Ltd.	14,000	66
TonenGeneral Sekiyu KK	8,000	66
Sony Financial Holdings Inc.	24	66
Panasonic Electric Works Co. Ltd.	6,000	66
Joyo Bank Ltd.	16,000	65
Kyowa Hakko Kirin Co. Ltd.	6,000	63
Dentsu Inc.	2,700	62
Kurita Water Industries Ltd.	2,000	62
Bank of Kyoto Ltd.	7,000	58
Toyo Seikan Kaisha Ltd.	4,100	58
Iyo Bank Ltd.	7,000	58
All Nippon Airways Co. Ltd.	19,000	55
Oriental Land Co. Ltd.	800	55
Isetan Mitsukoshi Holdings Ltd.	5,800	55
Sankyo Co. Ltd.	1,000	53
Obayashi Corp.	15,000	53
Toyo Suisan Kaisha Ltd.	2,000	53
Nissan Chemical Industries Ltd.	4,000	53
Dena Co. Ltd.	9	52
Rinnai Corp.	1,100	51
Toho Co. Ltd.	3,000	50
Nagoya Railroad Co. Ltd.	16,000	47
Hitachi Chemical Co. Ltd.	2,200	47
Dainippon Sumitomo Pharma Co. Ltd.	4,400	47
Nisshin Seifun Group Inc.	3,500	47
Hisamitsu Pharmaceutical Co. Inc.	1,300	47
Kikkoman Corp.	4,000	47
MEDIPAL HOLDINGS Corp.	3,700	46
Taiyo Yuden Co. Ltd.	3,000	46
Air Water Inc.	4,000	46
Nitori Co. Ltd.	600	45
* GS Yuasa Corp.	7,000	45
Denki Kagaku Kogyo KK	11,000	45
Keihan Electric Railway Co. Ltd.	11,000	45
Nippon Paper Group Inc.	1,700	44
Hokuhoku Financial Group Inc.	21,000	44
Furukawa Electric Co. Ltd.	9,000	43
Seiko Epson Corp.	2,600	43
NOK Corp.	2,900	43
Konami Corp.	2,600	43
Mitsubishi Tanabe Pharma Corp.	3,000	43
Teijin Ltd.	14,000	42
* Kawasaki Kisen Kaisha Ltd.	12,000	42
* Elpida Memory Inc.	2,400	42
* MEIJI Holdings Co. Ltd.	1,117	42
Shimizu Corp.	11,000	42
Toyota Boshoku Corp.	1,900	42
Yaskawa Electric Corp.	5,000	41
Mitsubishi Rayon Co. Ltd.	10,000	41
Tsumura & Co.	1,300	41

FamilyMart Co. Ltd.	1,300	41
Santen Pharmaceutical Co. Ltd.	1,300	41
* Sumitomo Heavy Industries Ltd.	8,000	41
Kansai Paint Co. Ltd.	5,000	40
Hachijuni Bank Ltd.	7,000	40
* Mizuho Trust & Banking Co. Ltd.	40,000	40
Amada Co. Ltd.	6,000	40
Credit Saison Co. Ltd.	3,200	40
Yamaguchi Financial Group Inc.	4,000	40
Asics Corp.	4,000	40
Cosmo Oil Co. Ltd.	18,000	39
Dowa Holdings Co. Ltd.	7,000	39
Ushio Inc.	2,300	39
Yokogawa Electric Corp.	4,800	39
Citizen Holdings Co. Ltd.	5,900	39
Hitachi Metals Ltd.	4,000	39
Keisei Electric Railway Co. Ltd.	7,000	38
Chugoku Bank Ltd.	3,000	38
Daihatsu Motor Co. Ltd.	4,000	38
* Kagome Co. Ltd.	2,200	38
Hamamatsu Photonics KK	1,600	38
J Front Retailing Co. Ltd.	8,000	38
Aeon Mall Co. Ltd.	2,100	38
Toyota Tsusho Corp.	2,500	38
Nippon Meat Packers Inc.	3,000	38
Fujikura Ltd.	7,000	38
77 Bank Ltd.	7,000	37
Minebea Co. Ltd.	7,000	37
Showa Denko KK	18,000	37
Suzuken Co. Ltd.	1,100	37
Chiyoda Corp.	4,000	36
Yamazaki Baking Co. Ltd.	3,000	36
Takashimaya Co. Ltd.	5,000	36
Kinden Corp.	4,000	36
Daicel Chemical Industries Ltd.	6,000	36
USS Co. Ltd.	590	36
Toyoda Gosei Co. Ltd.	1,300	36
Hitachi Construction Machinery Co. Ltd.	1,700	36
Nippon Shokubai Co. Ltd.	4,000	36
Hiroshima Bank Ltd.	9,000	36
Yamaha Motor Co. Ltd.	2,600	35
Suruga Bank Ltd.	4,000	35
Wacoal Holdings Corp.	3,000	35
Shimamura Co. Ltd.	400	35
NGK Spark Plug Co. Ltd.	3,000	35
NHK Spring Co. Ltd.	4,000	35
NTN Corp.	8,000	35
Sapporo Hokuyo Holdings Inc.	8,500	34
Mitsubishi UFJ Lease & Finance Co. Ltd.	980	34
DIC Corp.	19,000	34
Obic Co. Ltd.	180	34
Ube Industries Ltd.	13,000	34
* Shinsei Bank Ltd.	27,000	34
* Ebara Corp.	8,000	34
Kajima Corp.	16,000	34
Nippon Kayaku Co. Ltd.	4,000	33
Ezaki Glico Co. Ltd.	3,000	33
Mabuchi Motor Co. Ltd.	600	33

Nanto Bank Ltd.	6,000	33
Sumitomo Bakelite Co. Ltd.	6,000	32
Mizuho Securities Co. Ltd.	11,000	32
Onward Holdings Co. Ltd.	5,000	32
* IHI Corp.	21,000	32
UNY Co. Ltd.	4,200	32
Namco Bandai Holdings Inc.	3,200	32
Tokuyama Corp.	6,000	32
San-In Godo Bank Ltd.	4,000	32
Mitsubishi Gas Chemical Co. Inc.	6,000	32
* Fuji Electric Holdings Co. Ltd.	16,000	32
* Mitsui Mining & Smelting Co. Ltd.	12,000	32
Sapporo Holdings Ltd.	6,000	32
Yamato Kogyo Co. Ltd.	1,000	31
Mitsui Engineering & Shipbuilding Co. Ltd.	13,000	31
Juroku Bank Ltd.	8,000	31
QP Corp.	2,800	31
Nishi-Nippon City Bank Ltd.	12,000	31
Nippon Sheet Glass Co. Ltd.	12,000	31
Nishi-Nippon Railroad Co. Ltd.	8,000	31
Sumco Corp.	1,800	31
Gunma Bank Ltd.	6,000	31
Yamaha Corp.	2,600	31
ABC-Mart Inc.	1,000	31
Yamatake Corp.	1,400	31
Sega Sammy Holdings Inc.	2,700	31
TOTO Ltd.	5,000	30
Yokohama Rubber Co. Ltd.	8,000	30
Tokyu Land Corp.	8,000	30
Oracle Corp. Japan	700	30
Kamigumi Co. Ltd.	4,000	30
Aeon Credit Service Co. Ltd.	2,900	30
Miraca Holdings Inc.	1,000	30
Ryohin Keikaku Co. Ltd.	700	30
Shiga Bank Ltd.	5,000	30
Rengo Co. Ltd.	5,000	30
Nissha Printing Co. Ltd.	700	29
Mitsui Chemicals Inc.	11,000	29
Sumitomo Forestry Co. Ltd.	4,000	29
Daido Steel Co. Ltd.	8,000	29
Taisei Corp.	15,000	29
Maruichi Steel Tube Ltd.	1,600	29
Alfresa Holdings Corp.	700	29
Marui Group Co. Ltd.	4,700	29
Hokkoku Bank Ltd.	8,000	29
Kagoshima Bank Ltd.	4,000	28
Tosoh Corp.	11,000	28
Japan Petroleum Exploration Co.	600	28
Komeri Co. Ltd.	1,100	28
Tokai Carbon Co. Ltd.	6,000	28
Kobayashi Pharmaceutical Co. Ltd.	700	28
Hakuhodo DY Holdings Inc.	570	28
* Aozora Bank Ltd.	22,000	28
Takara Holdings Inc.	5,000	28
* Alps Electric Co. Ltd.	4,800	27
Awa Bank Ltd.	5,000	27
Ogaki Kyoritsu Bank Ltd.	8,000	27
Toda Corp.	8,000	27

Autobacs Seven Co. Ltd.	900	27
Nomura Real Estate Holdings Inc.	1,800	27
Pacific Metals Co. Ltd.	4,000	27
House Foods Corp.	1,800	26
Shimadzu Corp.	4,000	26
Glory Ltd.	1,200	26
Canon Marketing Japan Inc.	1,900	26
Matsumotokiyoshi Holdings Co. Ltd.	1,200	26
Nichirei Corp.	7,000	26
Nisshinbo Holdings Inc.	3,000	26
Kaneka Corp.	4,000	26
Tokyo Steel Manufacturing Co. Ltd.	2,600	26
Toyobo Co. Ltd.	17,000	26
Idemitsu Kosan Co. Ltd.	400	26
Ito En Ltd.	1,700	25
Sumitomo Rubber Industries Ltd.	3,200	25
Izumi Co. Ltd.	2,000	24
Musashino Bank Ltd.	900	24
Shinko Electric Industries Co. Ltd.	1,800	24
Square Enix Holdings Co. Ltd.	1,200	24
Matsui Securities Co. Ltd.	3,500	24
Aoyama Trading Co. Ltd.	1,700	24
Daishi Bank Ltd.	7,000	23
NTT Urban Development Corp.	32	23
Capcom Co. Ltd.	1,400	23
Showa Shell Sekiyu KK	2,900	23
Jafco Co. Ltd.	900	22
Nisshin Steel Co. Ltd.	13,000	22
Mitsubishi Logistics Corp.	2,000	22
Sumitomo Osaka Cement Co. Ltd.	15,000	22
* Haseko Corp.	25,500	21
Nipro Corp.	1,000	21
Kissei Pharmaceutical Co. Ltd.	1,000	20
COMSYS Holdings Corp.	2,000	20
Tokyo Tatemono Co. Ltd.	5,000	20
* Taiheiyo Cement Corp.	17,000	19
IT Holdings Corp.	1,600	18
Koito Manufacturing Co. Ltd.	1,000	17
Don Quijote Co. Ltd.	700	16
Takata Corp.	700	15
* Dainippon Screen Manufacturing Co. Ltd.	3,000	15
Lion Corp.	3,000	14
Tokai Rika Co. Ltd.	600	13
Shimachu Co. Ltd.	600	12
* Leopalace21 Corp.	3,300	12
Nabtesco Corp.	1,000	12
Coca-Cola West Co. Ltd.	700	12
Nagase & Co. Ltd.	1,000	12
Hyakujushi Bank Ltd.	3,000	11
Disco Corp.	200	11
Funai Electric Co. Ltd.	200	10
Zeon Corp.	2,000	10
Mochida Pharmaceutical Co. Ltd.	1,000	10
Point Inc.	170	10
Toho Titanium Co. Ltd.	500	9
Hyakugo Bank Ltd.	2,000	9
Sundrug Co. Ltd.	400	9
* Promise Co. Ltd.	950	9

Nidec Sankyo Corp.	1,000	9
Culture Convenience Club Co. Ltd.	1,700	8
Acom Co. Ltd.	450	8
Lintec Corp.	400	8
Ulvac Inc.	300	8
* Hino Motors Ltd.	2,000	8
* Toshiba TEC Corp.	2,000	7
Sumitomo Real Estate Sales Co. Ltd.	170	7
Gunze Ltd.	2,000	7
Mori Seiki Co. Ltd.	700	7
Tokyo Style Co. Ltd.	1,000	7
MISUMI Group Inc.	400	7
Tokai Rubber Industries Inc.	600	7
Nippon Television Network Corp.	50	7
OSAKA Titanium Technologies Co.	200	6
Monex Group Inc.	15	6
Hitachi Koki Co. Ltd.	600	6
Kandenko Co. Ltd.	1,000	6
PanaHome Corp.	1,000	6
NS Solutions Corp.	400	6
Itochu Techno-Solutions Corp.	200	6
* Mizuho Investors Securities Co. Ltd.	6,000	6
H2O Retailing Corp.	1,000	6
Hitachi High-Technologies Corp.	300	6
Hitachi Cable Ltd.	2,000	6
Sohgo Security Services Co. Ltd.	500	6
OKUMA Corp.	1,000	6
Shima Seiki Manufacturing Ltd.	300	6
Sysmex Corp.	100	6
Otsuka Corp.	100	5
Heiwa Corp.	500	5
Hitachi Capital Corp.	400	5
Toyota Auto Body Co. Ltd.	300	5
Hikari Tsushin Inc.	300	5
TV Asahi Corp.	3	5
Nissay Dowa General Insurance Co. Ltd.	1,000	5
Okasan Securities Group Inc.	1,000	5
Keiyo Bank Ltd.	1,000	5
Fuji Media Holdings Inc.	3	5
Tokyo Broadcasting System Holdings Inc.	300	4
Kansai Urban Banking Corp.	3,000	4
SKY Perfect JSAT Holdings Inc.	10	4
Toppan Forms Co. Ltd.	400	4
Sumisho Computer Systems Corp.	300	4
* NEC Electronics Corp.	500	4
Asatsu-DK Inc.	200	4
Kose Corp.	200	4
Bank of Nagoya Ltd.	1,000	4
kabu.com Securities Co. Ltd.	4	4
Axell Corp.	100	4
Takefuji Corp.	630	3
* SFCG Co. Ltd.	120	—
		72,852
Luxembourg (0.0%)
Millicom International Cellular SA	2,647	189
RTL Group SA	795	55
		244

Malaysia (0.4%)
CIMB Group Holdings Bhd.	115,200	426
Public Bank Bhd.	109,811	386
Sime Darby Bhd.	148,200	369
Malayan Banking Bhd.	173,615	344
IOI Corp. Bhd.	164,540	247
* Axiata Group Bhd.	207,466	198
Genting Bhd.	84,300	173
MISC Bhd.	61,200	143
Maxis Bhd.	76,600	121
AMMB Holdings Bhd.	67,100	95
PPB Group Bhd.	19,600	92
Kuala Lumpur Kepong Bhd.	18,300	89
Tenaga Nasional Bhd.	32,300	75
Genting Malaysia Bhd.	88,600	72
PLUS Expressways Bhd.	71,500	69
YTL Corp. Bhd.	31,388	68
DiGi.Com Bhd.	8,500	54
Petronas Gas Bhd.	18,900	54
British American Tobacco Malaysia Bhd.	4,200	52
Gamuda Bhd.	63,300	51
YTL Power International Bhd.	77,337	50
IJM Corp. Bhd.	36,260	49
UMW Holdings Bhd.	24,600	45
Berjaya Sports Toto Bhd.	34,800	43
Hong Leong Bank Bhd.	17,200	41
SP Setia Bhd.	31,400	37
Tanjong PLC	6,700	34
Lafarge Malayan Cement Bhd.	17,900	33
Parkson Holdings Bhd.	18,786	30
Petronas Dagangan Bhd.	11,400	29
Alliance Financial Group Bhd.	39,200	29
MMC Corp. Bhd.	41,100	28
Astro All Asia Networks PLC	29,600	28
Telekom Malaysia Bhd.	22,300	20
EON Capital Bhd.	5,400	11
* Proton Holdings Bhd.	9,400	11
RHB Capital Bhd.	4,400	7
Puncak Niaga Holding Bhd.	5,100	4
		3,707
Mexico (0.6%)
America Movil SAB de CV	676,333	1,480
Grupo Mexico SAB de CV Class B	317,111	643
Wal-Mart de Mexico SAB de CV	108,300	480
Fomento Economico Mexicano SAB de CV	101,200	428
Telefonos de Mexico SAB de CV	492,200	399
Grupo Televisa SA	99,600	391
* Cemex SAB de CV ADR	40,464	372
Grupo Financiero Banorte SAB de CV	102,600	337
Telmex Internacional SAB de CV	272,592	240
* Carso Global Telecom SAB de CV	24,600	108
Grupo Elektra SA de CV	1,600	81
* Grupo Modelo SAB de CV	14,700	73
Grupo Financiero Inbursa SA	22,400	69
Industrias Penoles SAB de CV	2,850	53
Grupo Carso SAB de CV	16,100	50
Alfa SAB de CV Class A	7,600	49

	Kimberly-Clark de Mexico SAB de CV Class A	10,800	48
	Grupo Bimbo SAB de CV Class A	7,500	47
	Grupo Aeroportuario del Pacifico SAB de CV Class B	11,000	35
*	Urbi Desarrollos Urbanos SAB de CV	15,000	32
	Mexichem SAB de CV	5,815	12
*	Impulsora Del Desarrollo Y El Empleo en America Latina SAB de CV	7,300	9
*	Carso Infraestructura y Construccion SAB de CV	9,700	6
*	Organizacion Soriana SAB de CV Class B	2,300	5
			5,447
Netherlands (1.0%)
	Unilever NV	57,122	1,749
*	ING Groep NV	141,305	1,323
	Koninklijke Philips Electronics NV	34,549	1,043
	Koninklijke KPN NV	51,509	853
	Koninklijke Ahold NV	47,408	596
	Akzo Nobel NV	9,276	552
	TNT NV	18,593	534
*	Aegon NV	69,886	418
	Heineken NV	7,893	389
	Reed Elsevier NV	31,834	384
	ASML Holding NV	11,659	366
	Koninklijke DSM NV	4,138	193
	Wolters Kluwer NV	6,585	138
*	Randstad Holding NV	2,650	127
	Heineken Holding NV	2,818	119
	Corio NV	1,742	107
	Fugro NV	1,747	104
	SBM Offshore NV	3,446	67
			9,062
New Zealand (0.1%)
	Fletcher Building Ltd.	18,168	101
	Telecom Corp. of New Zealand Ltd.	55,642	93
	Fisher & Paykel Healthcare Corp. Ltd.	21,665	51
	Auckland International Airport Ltd.	35,852	48
	Contact Energy Ltd.	9,078	37
	Sky City Entertainment Group Ltd.	14,815	34
	Sky Network Television Ltd.	8,760	29
	Kiwi Income Property Trust	41,436	29
	Air New Zealand Ltd.	8,903	8
	Warehouse Group Ltd.	2,427	7
	Vector Ltd.	4,251	6
			443
Norway (0.4%)
	Statoil ASA	45,050	1,011
	Orkla ASA	42,650	385
	Yara International ASA	8,650	361
*	DnB NOR ASA	30,343	343
*	Telenor ASA	24,800	322
	Seadrill Ltd.	13,200	299
*	Norsk Hydro ASA	33,700	244
*	Storebrand ASA	22,400	157
	Aker Solutions ASA	4,710	63
*,^ Renewable Energy Corp. ASA		7,603	44
			3,229
Peru (0.1%)
	Cia de Minas Buenaventura SA ADR	14,234	448

Southern Copper Corp.	6,131	163
Credicorp Ltd.	800	60
Volcan Cia Minera SAA Class B	20,403	26
Sociedad Minera Cerro Verde SAA	543	12
		709
Philippines (0.0%)
Philippine Long Distance Telephone Co.	1,000	57
Manila Electric Co.	15,000	52
Ayala Land Inc.	208,100	47
Bank of the Philippine Islands	40,136	39
Ayala Corp.	6,000	37
SM Investments Corp.	5,000	34
Banco de Oro Unibank Inc.	37,000	28
SM Prime Holdings Inc.	134,000	27
Metropolitan Bank & Trust	27,500	25
Jollibee Foods Corp.	20,000	22
Globe Telecom Inc.	1,000	20
* Petron Corp.	47,000	5
		393
Poland (0.1%)
* Bank Pekao SA	6,741	389
Powszechna Kasa Oszczednosci Bank Polski SA	28,461	377
KGHM Polska Miedz SA	4,884	160
Telekomunikacja Polska SA	14,500	80
* Polski Koncern Naftowy Orlen	6,193	71
* Polska Grupa Energetyczna SA	7,000	57
* Getin Holding SA	12,268	38
Polskie Gornictwo Naftowe I Gazownictwo SA	25,082	32
TVN SA	6,300	30
* Bank Zachodni WBK SA	200	12
* Bank Handlowy w Warszawie SA	362	9
* BRE Bank SA	100	9
* Globe Trade Centre SA	1,000	8
		1,272
Portugal (0.2%)
EDP - Energias de Portugal SA	104,914	416
Portugal Telecom SGPS SA	39,030	403
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	27,975	159
Banco Comercial Portugues SA	135,842	147
Brisa Auto-Estradas de Portugal SA	10,263	97
Galp Energia SGPS SA Class B	5,441	87
Banco BPI SA	23,777	66
Jeronimo Martins SGPS SA	5,743	55
* EDP Renovaveis SA	5,968	51
Cimpor Cimentos de Portugal SGPS SA	4,605	39
Banco Espirito Santo SA	5,640	33
		1,553
Russia (0.9%)
Lukoil OAO ADR	27,146	1,485
Gazprom OAO ADR (London Shares)	42,281	1,025
Gazprom OAO	149,807	898
Surgutneftegaz ADR	84,740	712
Rosneft Oil Co. GDR	86,925	669
VTB Bank OJSC GDR	117,403	581
Sberbank of Russian Federation	196,932	560
MMC Norilsk Nickel ADR	30,322	466

Tatneft ADR	9,456	291
Mobile Telesystems OJSC	29,479	219
* Federal Grid Co. Unified Energy System JSC	19,840,905	216
* Uralkali	22,779	95
Lukoil OAO	1,420	77
* Novolipetsk Steel OJSC	17,769	55
Polyus Gold Co.	864	42
* Magnitogorsk Iron & Steel Works	33,131	32
* Sistema JSFC	32,701	29
Rosneft Oil Co.	3,288	25
* Severstal	1,736	20
* Polymetal	2,155	20
Rostelecom	3,672	18
* Wimm-Bill-Dann Foods OJSC ADR	620	13
Gazprom Neft JSC	2,355	12
Aeroflot - Russian Airlines OJSC	5,336	10
		7,570
Singapore (0.7%)
Singapore Telecommunications Ltd.	216,000	460
DBS Group Holdings Ltd.	44,000	443
Wilmar International Ltd.	89,972	420
Keppel Corp. Ltd.	61,984	366
United Overseas Bank Ltd.	27,000	346
Singapore Exchange Ltd.	59,737	337
Oversea-Chinese Banking Corp. Ltd.	56,000	324
Fraser and Neave Ltd.	95,000	279
Haw Par Corp. Ltd.	67,000	269
* Parkway Holdings Ltd.	133,455	254
Venture Corp. Ltd.	38,000	228
CapitaLand Ltd.	72,500	197
Singapore Post Ltd.	225,000	161
* Golden Agri-Resources Ltd.	431,831	159
MobileOne Ltd.	104,000	153
Singapore Airlines Ltd.	14,000	137
City Developments Ltd.	17,000	129
Cerebos Pacific Ltd.	41,000	123
Noble Group Ltd.	57,000	116
Pacific Century Regional Developments Ltd.	836,906	107
Singapore Press Holdings Ltd.	37,000	97
Singapore Technologies Engineering Ltd.	32,000	70
CapitaMall Trust	50,600	60
Olam International Ltd.	33,000	56
Jardine Cycle & Carriage Ltd.	3,000	54
ComfortDelgro Corp. Ltd.	47,000	53
SembCorp Industries Ltd.	19,231	48
SembCorp Marine Ltd.	18,389	43
CapitaCommercial Trust	51,810	39
Yangzijiang Shipbuilding Holdings Ltd.	50,036	37
UOL Group Ltd.	14,000	37
StarHub Ltd.	21,000	32
Keppel Land Ltd.	7,600	18
Allgreen Properties Ltd.	16,000	13
Neptune Orient Lines Ltd.	10,500	13
* STATS ChipPAC Ltd.	15,000	11
Wing Tai Holdings Ltd.	8,000	11
Yanlord Land Group Ltd.	8,000	10
Wheelock Properties Singapore Ltd.	7,000	10

Guocoland Ltd.	6,000	9
Singapore Land Ltd.	2,000	9
Hotel Properties Ltd.	6,000	9
SIA Engineering Co. Ltd.	3,000	7
Cosco Corp. Singapore Ltd.	8,000	7
SMRT Corp. Ltd.	4,000	5
* Golden Agri-Resources Ltd. Warrants Exp. 07/23/2012	18,588	2
		5,768
South Africa (1.1%)
MTN Group Ltd.	60,103	858
Sasol Ltd.	22,659	840
Standard Bank Group Ltd.	55,560	787
Impala Platinum Holdings Ltd.	23,566	604
Naspers Ltd.	16,373	577
AngloGold Ashanti Ltd.	13,430	481
FirstRand Ltd.	180,525	437
Anglo Platinum Ltd.	3,689	348
Gold Fields Ltd.	26,892	309
Bidvest Group Ltd.	16,307	280
Sanlam Ltd.	91,217	272
Remgro Ltd.	20,422	240
Shoprite Holdings Ltd.	23,690	216
ABSA Group Ltd.	11,570	202
Steinhoff International Holdings Ltd.	77,192	195
Kumba Iron Ore Ltd.	4,493	190
Harmony Gold Mining Co. Ltd.	18,465	171
ArcelorMittal South Africa Ltd.	10,378	142
* Aspen Pharmacare Holdings Ltd.	13,124	116
RMB Holdings Ltd.	27,685	111
Nedbank Group Ltd.	6,980	111
Aveng Ltd.	19,969	93
Murray & Roberts Holdings Ltd.	17,513	90
Growthpoint Properties Ltd.	49,859	89
Tiger Brands Ltd.	3,750	87
Vodacom Group Pty Ltd.	11,531	82
Netcare Ltd.	43,269	74
Pretoria Portland Cement Co. Ltd.	16,828	74
* Sappi Ltd.	17,305	74
African Bank Investments Ltd.	18,001	69
Truworths International Ltd.	11,000	61
Imperial Holdings Ltd.	5,300	55
Investec Ltd.	7,000	49
Massmart Holdings Ltd.	4,300	49
Spar Group Ltd.	4,900	46
African Rainbow Minerals Ltd.	2,043	45
Reunert Ltd.	5,500	41
Nampak Ltd.	19,300	40
Barloworld Ltd.	6,580	39
Tongaat Hulett Ltd.	2,852	37
Woolworths Holdings Ltd.	15,400	37
Discovery Holdings Ltd.	8,542	35
Adcock Ingram Holdings Ltd.	4,808	34
* Sun International Ltd.	2,760	33
Foschini Ltd.	4,500	33
Mr Price Group Ltd.	7,108	33
* Mvelaphanda Resources Ltd.	4,749	31
Exxaro Resources Ltd.	2,225	31

Aeci Ltd.	3,756	29
Mondi Ltd.	4,735	28
Pick n Pay Stores Ltd.	4,930	26
Telkom SA Ltd.	5,420	23
JD Group Ltd.	3,307	19
Clicks Group Ltd.	2,834	10
JSE Ltd.	1,262	9
Illovo Sugar Ltd.	2,033	9
Allied Technologies Ltd.	878	9
Metropolitan Holdings Ltd.	4,500	8
Santam Ltd.	589	8
Medi-Clinic Corp. Ltd.	2,303	7
Pick'n Pay Holdings Ltd.	3,111	7
Lewis Group Ltd.	974	7
Fountainhead Property Trust	8,100	7
Gold Reef Resorts Ltd.	2,597	7
AVI Ltd.	2,200	6
African Oxygen Ltd.	1,948	6
Wilson Bayly Holmes-Ovcon Ltd.	426	5
Northam Platinum Ltd.	360	2
Grindrod Ltd.	1,000	2
Group Five Ltd.	300	1
* Highveld Steel and Vanadium Corp. Ltd.	153	1
		9,184
South Korea (1.9%)
1 Samsung Electronics Co. Ltd. GDR	9,671	3,314
POSCO ADR	13,188	1,490
Shinhan Financial Group Co. Ltd. ADR	11,453	793
KB Financial Group Inc. ADR	16,340	698
Hyundai Motor Co.	5,228	505
Samsung Electronics Co. Ltd.	675	454
KT Corp. ADR	20,725	438
SK Telecom Co. Ltd. ADR	24,422	423
LG Electronics Inc.	3,300	308
Hyundai Mobis	2,318	294
Hyundai Heavy Industries Co. Ltd.	1,814	291
LG Display Co. Ltd.	8,540	276
* Hynix Semiconductor Inc.	14,070	273
LG Chem Ltd.	1,581	271
Korea Electric Power Corp.	8,150	269
Samsung C&T Corp.	4,946	245
Samsung Fire & Marine Insurance Co. Ltd.	1,507	240
* NHN Corp.	1,522	226
Shinsegae Co. Ltd.	450	203
SK Energy Co. Ltd.	2,207	200
* Kia Motors Corp.	9,220	154
Samsung Heavy Industries Co. Ltd.	7,350	151
Samsung Electro-Mechanics Co. Ltd.	1,782	149
LG Corp.	2,745	148
Hyundai Engineering & Construction Co. Ltd.	2,640	146
Hana Financial Group Inc.	5,060	144
KT&G Corp.	2,208	128
Samsung Engineering Co. Ltd.	1,319	128
Samsung SDI Co. Ltd.	1,087	127
S-Oil Corp.	2,687	119
Samsung Securities Co. Ltd.	2,127	115
Samsung Techwin Co. Ltd.	1,690	110

OCI Co. Ltd.	728	109
SK Holdings Co. Ltd.	1,493	107
Hyundai Steel Co.	1,351	99
Amorepacific Corp.	140	98
Hanwha Corp.	2,380	95
Doosan Heavy Industries and Construction Co. Ltd.	1,328	94
Korea Exchange Bank	8,210	93
* Woori Finance Holdings Co. Ltd.	7,690	88
LS Corp.	1,025	84
GS Engineering & Construction Corp.	1,040	79
Hyosung Corp.	1,107	77
LG Household & Health Care Ltd.	310	76
Hyundai Development Co.	2,450	76
Woongjin Coway Co. Ltd.	2,450	75
Daewoo Securities Co. Ltd.	4,540	75
Daewoo International Corp.	2,399	72
Doosan Corp.	822	72
Dongbu Insurance Co. Ltd.	2,370	68
Cheil Industries Inc.	1,360	65
Hyundai Department Store Co. Ltd.	721	63
* Industrial Bank of Korea	5,190	58
Kangwon Land Inc.	4,250	58
NCSoft Corp.	519	58
Daelim Industrial Co. Ltd.	870	57
Lotte Shopping Co. Ltd.	221	57
Hankook Tire Co. Ltd.	2,920	56
KCC Corp.	180	53
Hyundai Securities Co.	4,320	51
* Korean Air Lines Co. Ltd.	1,000	48
Hyundai Mipo Dockyard	512	48
Busan Bank	4,560	45
Daegu Bank	3,420	44
CJ CheilJedang Corp.	240	43
Honam Petrochemical Corp.	430	41
S1 Corp.	1,020	41
Samsung Card Co.	860	38
GS Holdings	1,270	38
Hyundai Merchant Marine Co. Ltd.	1,410	35
Doosan Infracore Co. Ltd.	2,330	35
Yuhan Corp.	228	33
Lotte Confectionery Co. Ltd.	31	33
* Hanjin Shipping Co. Ltd.	1,584	32
Pacific Corp.	277	31
Korea Gas Corp.	700	31
Woori Investment & Securities Co. Ltd.	2,280	30
Nong Shim Co. Ltd.	150	29
Daewoo Engineering & Construction Co. Ltd.	2,880	29
Samsung Digital Imaging Co. Ltd.	763	29
Cheil Worldwide Inc.	127	29
Samsung Fine Chemicals Co. Ltd.	700	29
Korea Investment Holdings Co. Ltd.	1,060	28
Hanjin Heavy Industries & Construction Co. Ltd.	1,420	26
Mirae Asset Securities Co. Ltd.	511	25
Dongkuk Steel Mill Co. Ltd.	1,250	25
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	1,480	23
SKC Co. Ltd.	1,560	22
Hite Brewery Co. Ltd.	111	15
* Daum Communications Corp.	220	13

Glovis Co. Ltd.	150	12
Hyundai Hysco	910	12
Hanwha Chem Corp.	960	12
LG Hausys Ltd.	125	11
Halla Climate Control Corp.	1,040	11
Lotte Midopa Co. Ltd.	1,020	10
CJ Corp.	170	10
* Korea Express Co. Ltd.	198	9
Daishin Securities Co. Ltd. Prior Pfd.	950	8
SK Networks Co. Ltd.	720	6
* STX Pan Ocean Co. Ltd.	600	6
STX Corp. Co. Ltd.	434	6
Daishin Securities Co. Ltd.	440	6
Lotte Chilsung Beverage Co. Ltd.	7	5
STX Offshore & Shipbuilding Co. Ltd.	470	5
Hanjin Shipping Holdings Co. Ltd.	305	4
Sindoh Co. Ltd.	48	2
Kumho Industrial Co. Ltd.	470	2
		16,048
Spain (1.9%)
Banco Santander SA	284,678	4,065
Telefonica SA	160,110	3,836
Banco Bilbao Vizcaya Argentaria SA	133,525	2,035
Iberdrola SA	181,590	1,546
Repsol YPF SA	44,907	1,061
Inditex SA	7,584	477
ACS Actividades de Construccion y Servicios SA	7,722	364
^ Banco de Sabadell SA	60,130	320
Banco Popular Espanol SA	41,663	316
Gas Natural SDG SA	14,019	278
Abertis Infraestructuras SA	11,339	230
Acerinox SA	11,822	222
Ferrovial SA	15,829	165
Gamesa Corp. Tecnologica SA	10,318	150
Criteria Caixacorp SA	27,624	125
Iberdrola Renovables SA	27,219	121
Enagas	5,769	120
Indra Sistemas SA	4,905	106
Grifols SA	6,865	105
Bankinter SA	11,325	101
Acciona SA	819	99
Mapfre SA	23,292	92
Red Electrica Corp. SA	1,477	74
Zardoya Otis SA	3,501	65
Endesa SA	1,932	59
Fomento de Construcciones y Contratas SA	1,010	39
Gestevision Telecinco SA	2,496	36
Corp Financiera Alba	619	31
Banco de Valencia SA	3,968	30
* Sacyr Vallehermoso SA	2,378	25
Banco Espanol de Credito SA	1,960	23
Banco Santander SA ADR	420	6
		16,322
Sweden (1.0%)
Nordea Bank AB	137,405	1,260
Telefonaktiebolaget LM Ericsson Class B	109,600	1,062
Sandvik AB	64,410	700

Volvo AB Class B	58,900	496
Hennes & Mauritz AB Class B	7,900	465
Svenska Handelsbanken AB Class A	16,400	427
TeliaSonera AB	63,500	427
Tele2 AB	29,955	422
* Skandinaviska Enskilda Banken AB Class A	65,548	388
Boliden AB	25,580	342
Scania AB Class B	26,980	331
Volvo AB Class A	28,300	237
Atlas Copco AB Class A	15,306	208
* Husqvarna AB	29,150	198
Industrivarden AB	17,884	197
SSAB AB Class A	11,900	192
Svenska Cellulosa AB Class B	13,500	182
Investor AB Class B	10,243	180
* Swedbank AB Class A	18,682	161
* Electrolux AB Class B	6,400	151
Assa Abloy AB Class B	8,400	145
SKF AB	9,246	143
Skanska AB Class B	9,000	139
Swedish Match AB	6,000	126
Atlas Copco AB Class B	8,988	108
Alfa Laval AB	6,288	85
Securitas AB Class B	8,000	78
Industrivarden AB Class A	5,300	62
Holmen AB	1,400	34
SSAB AB Class B	2,200	33
		8,979
Switzerland (3.1%)
Nestle SA	127,188	6,029
Novartis AG	78,451	4,198
Roche Holding AG	24,390	4,092
Credit Suisse Group AG	39,945	1,728
* UBS AG	121,400	1,583
ABB Ltd.	81,189	1,470
Zurich Financial Services AG	4,754	1,011
Syngenta AG	3,728	954
Cie Financiere Richemont SA	20,652	700
Holcim Ltd.	9,133	625
Swiss Reinsurance Co. Ltd.	13,909	601
Swatch Group AG (Bearer)	1,522	398
Geberit AG	1,660	292
Adecco SA	4,573	246
Swisscom AG	606	221
Julius Baer Group Ltd.	6,419	213
SGS SA	157	202
Sonova Holding AG	1,514	187
Synthes Inc.	1,444	184
Givaudan SA	222	181
Kuehne & Nagel International AG	1,825	176
* Actelion Ltd.	2,978	158
Swatch Group AG (Registered)	2,997	151
Baloise-Holding AG	1,611	134
Nobel Biocare Holding AG	4,005	118
Swiss Life Holding AG	869	109
Lonza Group AG	1,129	80
Lindt & Spruengli AG	3	74

Pargesa Holding SA	818	69
Schindler Holding AG	819	61
GAM Holding Ltd.	4,952	57
Lindt & Spruengli AG	20	43
Schindler Holding AG (Bearer)	464	34
Straumann Holding AG	127	34
BKW FMB Energie AG	424	32
EFG International AG	1,588	23
		26,468
Taiwan (1.4%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	202,977	2,062
Hon Hai Precision Industry Co. Ltd.	276,682	1,153
AU Optronics Corp. ADR	52,901	579
* Chunghwa Telecom Co. Ltd. ADR	28,493	541
MediaTek Inc.	26,042	420
Formosa Plastics Corp.	194,840	404
Nan Ya Plastics Corp.	187,330	350
China Steel Corp.	312,951	317
Formosa Chemicals & Fibre Corp.	136,130	294
Asustek Computer Inc.	135,980	262
* Cathay Financial Holding Co. Ltd.	155,400	262
Advanced Semiconductor Engineering Inc. ADR	65,303	255
HTC Corp.	25,065	245
Acer Inc.	84,490	235
* Fubon Financial Holding Co. Ltd.	194,000	226
Compal Electronics Inc.	126,415	175
InnoLux Display Corp.	103,521	170
Chinatrust Financial Holding Co. Ltd.	298,716	163
Delta Electronics Inc.	53,641	162
Formosa Petrochemical Corp.	60,140	151
Mega Financial Holding Co. Ltd.	267,000	144
* Chi Mei Optoelectronics Corp.	172,300	134
* United Microelectronics Corp. ADR	38,135	134
Uni-President Enterprises Corp.	123,613	132
Yuanta Financial Holding Co. Ltd.	206,000	131
Far Eastern New Century Corp.	111,462	122
Foxconn Technology Co. Ltd.	30,888	121
Quanta Computer Inc.	59,450	118
Taiwan Mobile Co. Ltd.	60,000	116
Wistron Corp.	58,547	111
Siliconware Precision Industries Co. ADR	15,700	106
* China Development Financial Holding Corp.	357,525	99
Lite-On Technology Corp.	74,300	94
Synnex Technology International Corp.	42,020	86
First Financial Holding Co. Ltd.	150,423	84
Taiwan Cooperative Bank	142,900	83
* SinoPac Financial Holdings Co. Ltd.	235,000	77
Hua Nan Financial Holdings Co. Ltd.	132,025	76
Taiwan Fertilizer Co. Ltd.	23,000	75
* Taishin Financial Holding Co. Ltd.	157,000	63
Pou Chen Corp.	79,318	60
Unimicron Technology Corp.	49,000	59
* United Microelectronics Corp.	119,180	59
Far EasTone Telecommunications Co. Ltd.	46,000	56
Inventec Co. Ltd.	97,000	55
* Shin Kong Financial Holding Co. Ltd.	142,319	54
Macronix International	95,721	53

* Inotera Memories Inc.	71,109	51
Chang Hwa Commercial Bank	108,000	49
Taiwan Glass Industrial Corp.	56,810	47
* HannStar Display Corp.	206,749	47
Asia Cement Corp.	47,813	45
Taiwan Cement Corp.	48,030	45
Novatek Microelectronics Corp. Ltd.	15,025	44
Realtek Semiconductor Corp.	16,050	44
* Chunghwa Picture Tubes	357,000	43
* Nanya Technology Corp.	53,591	43
Chicony Electronics Co. Ltd.	16,246	40
Cheng Shin Rubber Industry Co. Ltd.	20,900	40
Largan Precision Co. Ltd.	3,020	39
Coretronic Corp.	27,000	38
* Powerchip Semiconductor Corp.	295,000	37
Yulon Motor Co. Ltd.	36,000	36
Advanced Semiconductor Engineering Inc.	44,115	35
Nan Ya Printed Circuit Board Corp.	8,160	34
* Walsin Lihwa Corp.	100,000	34
* E.Sun Financial Holding Co. Ltd.	90,570	34
* CMC Magnetics Corp.	129,000	33
* Capital Securities Corp.	62,000	32
Giant Manufacturing Co. Ltd.	11,400	31
U-Ming Marine Transport Corp.	16,000	30
* Taiwan Business Bank	118,000	30
KGI Securities Co. Ltd.	65,000	30
Catcher Technology Co. Ltd.	13,310	30
* China Airlines Ltd.	87,425	29
Teco Electric and Machinery Co. Ltd.	72,000	29
* Polaris Securities Co. Ltd.	57,000	29
Advantech Co. Ltd.	14,015	28
Feng Hsin Iron & Steel Co.	17,000	28
Siliconware Precision Industries Co.	21,030	28
* Tatung Co. Ltd.	112,000	24
Formosa Taffeta Co. Ltd.	29,000	21
President Chain Store Corp.	7,952	18
* Evergreen Marine Corp. Taiwan Ltd.	31,000	18
Yageo Corp.	40,000	14
* Winbond Electronics Corp.	53,000	13
* Qisda Corp.	25,000	13
LITE-ON IT Corp.	12,060	12
Faraday Technology Corp.	6,029	12
* China Motor Corp.	19,000	11
Vanguard International Semiconductor Corp.	22,000	11
* Ritek Corp.	41,039	10
Cheng Uei Precision Industry Co. Ltd.	5,100	10
Transcend Information Inc.	3,148	10
* Cathay Real Estate Development Co. Ltd.	23,000	10
* Waterland Financial Holdings	32,000	10
Compal Communications Inc.	9,000	10
Eternal Chemical Co. Ltd.	10,100	10
Oriental Union Chemical Corp.	12,000	9
* Yuen Foong Yu Paper Manufacturing Co. Ltd.	23,000	9
* President Securities Corp.	15,000	9
Asia Optical Co. Inc.	4,040	8
D-Link Corp.	7,980	8
Inventec Appliances Corp.	8,400	8
* Far Eastern International Bank	23,952	8

Micro-Star International Co. Ltd.	10,499	6
* Tatung Co. Ltd. GDR	1,475	6
Mitac International	14,000	6
* Eva Airways Corp.	15,749	6
Ton Yi Industrial Corp.	17,000	6
* Wan Hai Lines Ltd.	12,000	6
* Via Technologies Inc.	10,611	6
Yang Ming Marine Transport Corp.	16,000	6
Taiwan Secom Co. Ltd.	3,000	5
* ProMOS Technologies Inc.	68,000	5
		12,494
Thailand (0.2%)
PTT PCL (Foreign)	26,700	178
Electricity Generating PCL (Foreign)	74,100	177
PTT Exploration & Production PCL (Foreign)	42,000	166
Siam Commercial Bank PCL (Foreign)	49,400	118
Bangkok Bank PCL	31,100	105
Kasikornbank PCL (Foreign)	37,100	98
Bank of Ayudhya PCL(Local)	145,000	85
Advanced Info Service PCL (Foreign)	28,000	70
Banpu PCL	3,400	54
PTT Aromatics & Refining PCL (Foreign)	65,200	48
CP ALL PCL (Foreign)	66,500	46
IRPC PCL (Foreign)	329,400	43
Siam Cement PCL (Foreign)	6,100	41
Thai Oil PCL (Foreign)	25,800	31
BEC World PCL (Foreign)	43,200	31
Siam City Cement PCL (Foreign)	3,800	25
Siam City Bank PCL (Foreign)	24,600	23
Charoen Pokphand Foods PCL (Foreign)	54,600	19
PTT Chemical PCL (Foreign)	5,500	14
Total Access Communication PCL (Local)	13,700	13
Krung Thai Bank PCL (Foreign)	45,700	13
* Thai Airways International PCL (Foreign)	22,400	12
Airports of Thailand PCL (Foreign)	9,600	11
* TMB Bank PCL	294,100	11
Thoresen Thai Agencies PCL	11,330	9
Thai Union Frozen Products PCL (Foreign)	9,000	9
Land and Houses PCL (Foreign)	45,300	8
Delta Electronics Thai PCL (Foreign)	14,200	7
Central Pattana PCL	12,200	7
Siam Makro PCL (Foreign)	2,600	7
Ratchaburi Electricity Generating Holding PCL	4,100	4
		1,483
Turkey (0.2%)
Dogan Sirketler Grubu Holdings	261,775	191
* Eregli Demir ve Celik Fabrikalari TAS	58,888	186
Akbank TAS	28,636	167
Turkiye Garanti Bankasi AS	36,050	151
Turkiye Is Bankasi	26,728	117
Turkiye Halk Bankasi AS	11,932	81
* KOC Holding AS	23,109	78
Turkcell Iletisim Hizmet AS	9,761	72
Anadolu Efes Biracilik Ve Malt Sanayii AS	6,888	71
Turk Telekomunikasyon AS	15,598	54
* Turkiye Vakiflar Bankasi Tao	18,184	48
Tupras Turkiye Petrol Rafine	2,256	47

* Yapi ve Kredi Bankasi AS	18,480	45
Haci Omer Sabanci Holding AS	8,900	38
Enka Insaat ve Sanayi AS	7,929	37
BIM Birlesik Magazalar AS	736	33
Coca-Cola Icecek AS	1,480	12
Ford Otomotiv Sanayi AS	1,724	12
		1,440
United Kingdom (8.6%)
HSBC Holdings PLC	602,884	6,454
BP PLC	652,588	6,089
Vodafone Group PLC	1,815,685	3,879
GlaxoSmithKline PLC	181,545	3,533
Royal Dutch Shell PLC Class A	122,719	3,392
Rio Tinto PLC	53,105	2,590
Royal Dutch Shell PLC Class B	94,900	2,524
AstraZeneca PLC	50,911	2,363
British American Tobacco PLC	69,552	2,299
BHP Billiton PLC	77,196	2,265
BG Group PLC	118,145	2,172
Tesco PLC	276,541	1,872
* Anglo American PLC	46,198	1,695
Barclays PLC	393,488	1,682
Standard Chartered PLC	69,532	1,602
Diageo PLC	90,634	1,523
Unilever PLC	46,432	1,412
Reckitt Benckiser Group PLC	24,629	1,277
* Xstrata PLC	69,562	1,129
SABMiller PLC	41,121	1,118
Imperial Tobacco Group PLC	32,916	1,061
* Lloyds Banking Group PLC	1,291,921	1,039
National Grid PLC	88,886	893
Prudential PLC	92,311	845
Centrica PLC	182,806	785
BAE Systems PLC	126,663	710
Aviva PLC	103,485	634
BT Group PLC	282,902	617
Scottish & Southern Energy PLC	33,078	617
Tullow Oil PLC	32,839	602
Cadbury PLC	41,361	547
Rolls-Royce Group PLC	69,940	533
WM Morrison Supermarkets PLC	103,913	478
Reed Elsevier PLC	59,107	470
Compass Group PLC	59,207	403
Marks & Spencer Group PLC	70,083	388
J Sainsbury PLC	70,907	365
Smith & Nephew PLC	36,246	365
* Cairn Energy PLC	68,592	354
WPP PLC	38,281	353
* Old Mutual PLC	213,968	353
Shire PLC	17,797	352
* Kazakhmys PLC	18,135	348
Pearson PLC	24,471	347
* Royal Bank of Scotland Group PLC	671,127	341
British Sky Broadcasting Group PLC	39,988	339
Kingfisher PLC	96,559	325
International Power PLC	62,318	318
Experian PLC	32,873	313

	Intercontinental Hotels Group PLC	18,174	260
*	Carnival PLC	6,848	246
*	Lonmin PLC	8,571	245
	Land Securities Group PLC	22,994	233
	RSA Insurance Group PLC	109,940	225
	Standard Life PLC	72,049	224
	Capita Group PLC	18,933	218
	Legal & General Group PLC	178,293	214
*	Wolseley PLC	9,096	200
	Man Group PLC	53,378	200
	Next PLC	6,365	198
	British Land Co. PLC	27,828	193
	Randgold Resources Ltd.	2,737	189
*	Autonomy Corp. PLC	7,301	181
	Smiths Group PLC	10,431	166
	Inmarsat PLC	14,714	160
	Vedanta Resources PLC	4,149	159
	Home Retail Group PLC	38,485	156
	Cable & Wireless PLC	68,555	155
	United Utilities Group PLC	18,008	154
	Associated British Foods PLC	10,925	153
	Eurasian Natural Resources Corp.	10,531	151
	G4S PLC	37,567	151
	Antofagasta PLC	10,819	150
	Burberry Group PLC	13,938	136
	Severn Trent PLC	7,589	136
	Sage Group PLC	36,067	136
	Cobham PLC	36,534	135
	Hammerson PLC	22,458	135
	Johnson Matthey PLC	5,733	133
	3i Group PLC	31,046	130
	Petrofac Ltd.	8,340	128
	Invensys PLC	25,988	127
	Liberty International PLC	15,606	113
	Rexam PLC	21,442	102
	Whitbread PLC	4,540	102
	AMEC PLC	8,135	98
	Segro PLC	18,634	93
	Schroders PLC	4,450	88
	Bunzl PLC	8,529	85
*	Rentokil Initial PLC	45,918	84
*	ITV PLC	93,995	84
*	Resolution Ltd.	65,198	83
	Admiral Group PLC	4,525	81
	Tate & Lyle PLC	12,262	77
	Logica PLC	41,447	77
	Thomas Cook Group PLC	21,028	76
	Tomkins PLC	25,052	75
	ICAP PLC	12,229	72
	Aegis Group PLC	33,526	64
	Drax Group PLC	9,503	62
	Ladbrokes PLC	22,980	57
	Daily Mail & General Trust PLC	7,792	56
	TUI Travel PLC	12,749	53
	Fresnillo PLC	4,907	52
*,^ British Airways PLC		15,886	52
	Hays PLC	27,579	48
	William Hill PLC	13,604	43

United Business Media Ltd.	6,094	41
Provident Financial PLC	2,455	37
* PartyGaming PLC	8,089	36
Schroders PLC	2,087	33
Carphone Warehouse Group PLC	3,628	11
		73,777
United States (41.3%)
Consumer Discretionary (4.1%)
McDonald's Corp.	38,100	2,379
Walt Disney Co.	68,400	2,021
Home Depot Inc.	58,000	1,625
* Amazon.com Inc.	11,360	1,425
Target Corp.	26,800	1,374
* Ford Motor Co.	111,950	1,214
Time Warner Inc.	43,298	1,188
Comcast Corp. Class A	73,000	1,156
Lowe's Cos. Inc.	50,592	1,095
* DIRECTV Class A	35,828	1,087
News Corp. Class A	64,200	810
Staples Inc.	30,300	711
* Kohl's Corp.	13,300	670
Johnson Controls Inc.	23,640	658
* Viacom Inc. Class B	22,121	645
* Starbucks Corp.	29,500	643
Best Buy Co. Inc.	16,800	616
NIKE Inc. Class B	9,284	592
Yum! Brands Inc.	16,800	575
Comcast Corp.	35,600	539
* Apollo Group Inc. Class A	8,875	538
TJX Cos. Inc.	13,656	519
Coach Inc.	14,600	509
* Carnival Corp.	15,041	501
Time Warner Cable Inc.	11,352	495
Fortune Brands Inc.	11,400	474
News Corp. Class B	31,700	465
VF Corp.	5,937	428
Nordstrom Inc.	12,228	422
Mattel Inc.	19,100	377
McGraw-Hill Cos. Inc.	10,233	363
CBS Corp. Class B	27,100	350
* Liberty Media Corp. - Interactive	32,847	341
Omnicom Group Inc.	9,454	334
* Bed Bath & Beyond Inc.	8,438	327
Gap Inc.	16,811	321
Marriott International Inc. Class A	11,510	302
Macy's Inc.	16,600	264
PetSmart Inc.	9,300	239
* priceline.com Inc.	1,200	234
Leggett & Platt Inc.	11,800	215
Garmin Ltd.	6,629	214
JC Penney Co. Inc.	8,300	206
* Sears Holdings Corp.	2,051	191
Sherwin-Williams Co.	2,700	171
H&R Block Inc.	7,800	168
* GameStop Corp. Class A	8,300	164
DR Horton Inc.	13,600	160
Cablevision Systems Corp. Class A	5,700	146

Starwood Hotels & Resorts Worldwide Inc.	4,300	143
Ltd Brands Inc.	7,400	141
* AutoZone Inc.	900	139
Genuine Parts Co.	3,700	139
* NVR Inc.	200	137
Ross Stores Inc.	2,900	133
Wynn Resorts Ltd.	2,100	130
* Expedia Inc.	6,021	129
Whirlpool Corp.	1,700	128
Harley-Davidson Inc.	5,600	127
International Game Technology	6,800	125
Darden Restaurants Inc.	3,200	118
Tiffany & Co.	2,900	118
* Las Vegas Sands Corp.	7,595	118
Foot Locker Inc.	10,000	113
Virgin Media Inc.	7,700	109
* Royal Caribbean Cruises Ltd.	4,000	104
* Dollar Tree Inc.	2,066	102
Scripps Networks Interactive Inc. Class A	2,395	102
* Pulte Homes Inc.	9,457	99
Family Dollar Stores Inc.	3,200	99
DISH Network Corp. Class A	5,100	93
* Urban Outfitters Inc.	2,874	91
* Discovery Communications Inc. Class A	3,018	89
Wyndham Worldwide Corp.	4,139	87
Newell Rubbermaid Inc.	6,400	87
Gannett Co. Inc.	5,300	86
Hasbro Inc.	2,800	86
* Discovery Communications Inc.	3,235	85
Black & Decker Corp.	1,300	84
* Sirius XM Radio Inc.	99,620	84
Autoliv Inc.	1,958	84
* Liberty Global Inc.	3,037	76
* Interpublic Group of Cos. Inc.	11,100	72
* Liberty Global Inc. Class A	2,700	68
* Mohawk Industries Inc.	1,600	66
Abercrombie & Fitch Co.	2,100	66
* Liberty Media Corp. - Starz	1,312	62
Gentex Corp.	3,158	61
Harman International Industries Inc.	1,700	60
* AutoNation Inc.	3,200	58
RadioShack Corp.	2,900	57
* MGM Mirage	5,000	55
Lennar Corp. Class A	3,400	52
* Toll Brothers Inc.	2,800	52
* Lamar Advertising Co. Class A	1,700	49
American Eagle Outfitters Inc.	3,049	48
Wendy's/Arby's Group Inc. Class A	8,148	38
Weight Watchers International Inc.	500	14
Washington Post Co. Class B	30	13
		34,937
Consumer Staples (4.8%)
Procter & Gamble Co.	101,627	6,255
Wal-Mart Stores Inc.	99,200	5,300
Coca-Cola Co.	80,000	4,340
PepsiCo Inc.	54,830	3,269
Philip Morris International Inc.	67,810	3,086

CVS Caremark Corp.	46,616	1,509
Altria Group Inc.	75,800	1,505
Kraft Foods Inc.	53,225	1,472
Colgate-Palmolive Co.	18,318	1,466
Walgreen Co.	35,300	1,273
Kimberly-Clark Corp.	16,300	968
Costco Wholesale Corp.	16,800	965
Archer-Daniels-Midland Co.	24,300	728
General Mills Inc.	9,972	711
Kroger Co.	29,200	626
Avon Products Inc.	20,300	612
Kellogg Co.	9,154	498
Sysco Corp.	16,700	467
Sara Lee Corp.	38,100	463
HJ Heinz Co.	10,154	443
Safeway Inc.	19,100	429
Molson Coors Brewing Co. Class B	9,997	420
Bunge Ltd.	6,700	394
SUPERVALU Inc.	24,356	358
Lorillard Inc.	4,406	334
ConAgra Foods Inc.	14,244	324
Reynolds American Inc.	5,911	315
Campbell Soup Co.	8,344	276
* Dean Foods Co.	13,670	241
JM Smucker Co.	3,400	204
Clorox Co.	3,300	195
Coca-Cola Enterprises Inc.	8,312	168
Dr Pepper Snapple Group Inc.	5,785	160
Estee Lauder Cos. Inc. Class A	2,800	147
Hershey Co.	3,800	138
Pepsi Bottling Group Inc.	3,684	137
Brown-Forman Corp. Class B	2,170	111
Tyson Foods Inc. Class A	7,100	98
McCormick & Co. Inc.	2,700	98
* Whole Foods Market Inc.	3,400	93
* Energizer Holdings Inc.	1,400	78
Hormel Foods Corp.	2,006	78
* Constellation Brands Inc. Class A	4,400	71
Alberto-Culver Co. Class B	2,238	64
PepsiAmericas Inc.	2,180	63
* Smithfield Foods Inc.	2,812	42
		40,992
Energy (4.6%)
Exxon Mobil Corp.	164,390	10,592
Chevron Corp.	68,800	4,962
Schlumberger Ltd.	41,470	2,632
ConocoPhillips	51,646	2,479
Occidental Petroleum Corp.	28,200	2,209
Apache Corp.	11,620	1,148
Anadarko Petroleum Corp.	17,700	1,129
Devon Energy Corp.	16,500	1,104
XTO Energy Inc.	23,100	1,030
Halliburton Co.	33,200	970
* Transocean Ltd.	11,170	947
EOG Resources Inc.	9,100	823
Marathon Oil Corp.	24,376	727
Hess Corp.	11,048	638

National Oilwell Varco Inc.	14,820	606
Chesapeake Energy Corp.	22,650	561
Baker Hughes Inc.	11,190	507
* Southwestern Energy Co.	11,062	474
Williams Cos. Inc.	22,700	473
Spectra Energy Corp.	20,728	440
Consol Energy Inc.	9,018	420
Peabody Energy Corp.	9,690	408
* Weatherford International Ltd.	23,457	368
Valero Energy Corp.	19,470	359
Noble Energy Inc.	4,600	340
Noble Corp.	8,313	335
* Ultra Petroleum Corp.	6,700	308
Murphy Oil Corp.	5,080	259
* Cameron International Corp.	6,800	256
Smith International Inc.	8,300	252
Range Resources Corp.	4,224	194
* Petrohawk Energy Corp.	8,700	194
* FMC Technologies Inc.	3,500	186
El Paso Corp.	15,900	161
Sunoco Inc.	5,900	148
* Newfield Exploration Co.	3,000	147
* Nabors Industries Ltd.	6,500	145
Diamond Offshore Drilling Inc.	1,578	144
BJ Services Co.	6,700	138
* Pride International Inc.	3,981	118
Pioneer Natural Resources Co.	2,600	114
* Plains Exploration & Production Co.	3,182	106
Patterson-UTI Energy Inc.	3,950	61
* Rowan Cos. Inc.	2,800	60
* Continental Resources Inc./OK	1,251	48
		39,720
Financials (6.5%)
JPMorgan Chase & Co.	135,100	5,261
Wells Fargo & Co.	175,929	5,002
Bank of America Corp.	299,724	4,550
* Berkshire Hathaway Inc. Class A	25	2,865
Goldman Sachs Group Inc.	17,308	2,574
Citigroup Inc.	682,988	2,268
US Bancorp	66,100	1,658
American Express Co.	42,730	1,609
* Berkshire Hathaway Inc. Class B	19,200	1,467
Morgan Stanley	45,676	1,223
Bank of New York Mellon Corp.	41,757	1,215
Travelers Cos. Inc.	22,500	1,140
MetLife Inc.	28,358	1,002
PNC Financial Services Group Inc.	16,920	938
Prudential Financial Inc.	16,800	840
Aflac Inc.	17,100	828
Charles Schwab Corp.	42,200	772
State Street Corp.	17,900	768
Loews Corp.	20,398	730
Simon Property Group Inc.	10,115	728
BB&T Corp.	25,300	705
Allstate Corp.	21,530	644
Capital One Financial Corp.	16,600	612
CME Group Inc.	2,127	610

	Franklin Resources Inc.	5,601	555
	Chubb Corp.	10,000	500
	ACE Ltd.	9,500	468
	Ameriprise Financial Inc.	12,229	468
	T Rowe Price Group Inc.	9,200	456
	Northern Trust Corp.	8,800	445
	SunTrust Banks Inc.	17,260	420
	Vornado Realty Trust	5,791	375
	Progressive Corp.	21,557	357
	Hartford Financial Services Group Inc.	13,800	331
	Public Storage	4,112	326
	Invesco Ltd.	16,600	320
	Marsh & McLennan Cos. Inc.	13,900	300
	Discover Financial Services	21,851	299
	AON Corp.	7,400	288
	Brown & Brown Inc.	16,005	282
	Moody's Corp.	10,112	279
	Liberty Property Trust	8,990	273
	Fifth Third Bancorp	21,550	268
	XL Capital Ltd. Class A	15,510	260
	Regions Financial Corp.	39,900	253
	Annaly Capital Management Inc.	14,521	252
	Boston Properties Inc.	3,700	240
	M&T Bank Corp.	3,200	236
	NYSE Euronext	9,591	225
	Erie Indemnity Co. Class A	5,611	219
	Equity Residential	6,700	215
*	IntercontinentalExchange Inc.	2,226	213
*	SLM Corp.	19,680	207
	Hospitality Properties Trust	9,186	203
	HCP Inc.	7,000	198
	Principal Financial Group Inc.	8,607	198
	New York Community Bancorp Inc.	12,873	193
	PartnerRe Ltd.	2,568	192
*	Genworth Financial Inc. Class A	13,200	183
	Legg Mason Inc.	6,900	178
	Old Republic International Corp.	16,700	177
	Mercury General Corp.	4,606	176
	Lincoln National Corp.	7,000	172
	Weingarten Realty Investors	9,129	170
	Hudson City Bancorp Inc.	11,938	158
	Ventas Inc.	3,719	157
	Host Hotels & Resorts Inc.	14,193	150
	Unum Group	7,600	149
	KeyCorp	20,200	145
	Protective Life Corp.	8,353	141
	AvalonBay Communities Inc.	1,828	140
	Plum Creek Timber Co. Inc.	3,700	134
	Duke Realty Corp.	11,500	130
	ProLogis	10,200	128
	BlackRock Inc.	600	128
	People's United Financial Inc.	7,930	128
*,^ American International Group Inc.		5,270	128
	Comerica Inc.	3,500	121
	Everest Re Group Ltd.	1,400	120
*	TD Ameritrade Holding Corp.	6,744	120
	Kimco Realty Corp.	8,700	110
	Willis Group Holdings PLC	3,843	101

	Marshall & Ilsley Corp.	14,200	98
	Axis Capital Holdings Ltd.	3,366	97
	WR Berkley Corp.	3,900	95
*	Leucadia National Corp.	4,204	94
	Huntington Bancshares Inc.	19,300	92
	Torchmark Corp.	2,000	90
	AMB Property Corp.	3,537	85
	Cincinnati Financial Corp.	3,200	84
*	Markel Corp.	254	83
*	First Horizon National Corp.	5,734	74
	Assurant Inc.	2,339	73
	First American Corp.	2,372	70
	White Mountains Insurance Group Ltd.	203	65
	RenaissanceRe Holdings Ltd.	1,200	65
	Transatlantic Holdings Inc.	1,298	64
	Commerce Bancshares Inc.	1,577	62
	Regency Centers Corp.	1,836	61
	SEI Investments Co.	3,279	58
	City National Corp./CA	1,174	58
	Macerich Co.	1,845	57
	Zions Bancorporation	2,900	55
*	St. Joe Co.	2,100	55
	Arthur J Gallagher & Co.	2,305	52
	Valley National Bancorp	3,512	48
	Janus Capital Group Inc.	3,200	39
	Federated Investors Inc. Class B	1,531	39
*	Forest City Enterprises Inc. Class A	3,076	35
	Popular Inc.	14,712	32
*,^ Federal National Mortgage Assn.		32,300	31
*,^ Federal Home Loan Mortgage Corp.		18,800	22
*	CNA Financial Corp.	330	8
	Wesco Financial Corp.	20	7
			55,715
Health Care (5.4%)
	Johnson & Johnson	95,715	6,017
	Pfizer Inc.	277,992	5,187
	Merck & Co. Inc.	109,930	4,197
	Abbott Laboratories	53,360	2,825
*	Amgen Inc.	36,200	2,117
	Medtronic Inc.	41,600	1,784
*	Gilead Sciences Inc.	33,600	1,622
	Bristol-Myers Squibb Co.	59,766	1,456
	UnitedHealth Group Inc.	42,610	1,406
	Baxter International Inc.	23,400	1,348
	Eli Lilly & Co.	36,420	1,282
*	Medco Health Solutions Inc.	18,300	1,125
*	WellPoint Inc.	17,200	1,096
	Covidien PLC	21,046	1,064
*	Celgene Corp.	17,400	988
*	Thermo Fisher Scientific Inc.	15,700	725
*	Express Scripts Inc.	8,347	700
	Allergan Inc.	11,820	680
*	Biogen Idec Inc.	10,180	547
*	Genzyme Corp.	9,520	517
	Becton Dickinson and Co.	6,800	512
*	Zimmer Holdings Inc.	9,080	511
*	Boston Scientific Corp.	59,164	511

McKesson Corp.	8,575	504
Aetna Inc.	16,800	503
Stryker Corp.	9,582	497
Cardinal Health Inc.	14,600	483
CIGNA Corp.	13,700	463
Alcon Inc.	2,882	449
* Forest Laboratories Inc.	14,400	427
* St. Jude Medical Inc.	10,769	406
* Humana Inc.	7,069	344
* Intuitive Surgical Inc.	1,010	331
Quest Diagnostics Inc.	5,639	314
* Lincare Holdings Inc.	7,928	292
* Life Technologies Corp.	5,746	286
* Hospira Inc.	5,190	263
CR Bard Inc.	2,600	215
* Vertex Pharmaceuticals Inc.	5,500	211
* Laboratory Corp. of America Holdings	2,900	206
AmerisourceBergen Corp. Class A	6,807	186
* CareFusion Corp.	7,133	184
* Cerner Corp.	2,300	174
* Varian Medical Systems Inc.	2,900	146
* DaVita Inc.	2,400	143
* Mylan Inc.	6,956	127
* Waters Corp.	2,200	125
DENTSPLY International Inc.	3,400	114
* Henry Schein Inc.	2,060	111
Beckman Coulter Inc.	1,700	111
* Cephalon Inc.	1,717	110
IMS Health Inc.	4,900	106
* Patterson Cos. Inc.	3,100	89
* Coventry Health Care Inc.	3,800	87
* Watson Pharmaceuticals Inc.	2,049	79
* Millipore Corp.	1,093	75
* Community Health Systems Inc.	2,146	70
* King Pharmaceuticals Inc.	5,644	68
Omnicare Inc.	2,700	67
Universal Health Services Inc. Class B	2,134	62
* Kinetic Concepts Inc.	1,445	60
		46,705
Industrials (4.4%)
General Electric Co.	360,740	5,801
United Technologies Corp.	34,500	2,328
3M Co.	25,500	2,052
Boeing Co.	26,300	1,594
United Parcel Service Inc. Class B	23,860	1,378
Burlington Northern Santa Fe Corp.	11,800	1,177
Lockheed Martin Corp.	15,200	1,133
Caterpillar Inc.	21,320	1,114
Union Pacific Corp.	18,100	1,095
Emerson Electric Co.	26,000	1,080
Honeywell International Inc.	27,200	1,051
General Dynamics Corp.	15,500	1,036
FedEx Corp.	10,980	860
Raytheon Co.	15,900	834
Illinois Tool Works Inc.	18,400	802
Deere & Co.	16,000	799
Northrop Grumman Corp.	13,700	775

Waste Management Inc.	22,000	705
Precision Castparts Corp.	6,681	703
Danaher Corp.	9,726	694
CSX Corp.	15,300	656
Tyco International Ltd.	17,900	634
Norfolk Southern Corp.	13,145	619
PACCAR Inc.	14,700	530
* Ingersoll-Rand PLC	14,600	474
Cummins Inc.	10,313	466
* Jacobs Engineering Group Inc.	10,683	404
CH Robinson Worldwide Inc.	7,060	400
L-3 Communications Holdings Inc.	3,755	313
* Alliant Techsystems Inc.	3,947	312
Robert Half International Inc.	11,100	299
Stanley Works	5,700	292
Parker Hannifin Corp.	5,192	290
* Delta Air Lines Inc.	22,400	274
Southwest Airlines Co.	23,889	271
Republic Services Inc. Class A	10,100	271
Eaton Corp.	4,400	269
* McDermott International Inc.	11,051	261
Textron Inc.	12,900	252
Rockwell Collins Inc.	4,300	229
RR Donnelley & Sons Co.	11,100	220
* First Solar Inc.	1,927	218
ITT Corp.	4,500	217
Goodrich Corp.	3,329	206
Fluor Corp.	4,400	200
Dover Corp.	4,600	197
WW Grainger Inc.	1,700	169
Expeditors International of Washington Inc.	4,902	167
Cooper Industries PLC	3,800	163
Rockwell Automation Inc.	3,300	159
Fastenal Co.	3,500	145
Masco Corp.	8,800	119
* Iron Mountain Inc.	4,623	106
Pitney Bowes Inc.	4,800	100
Equifax Inc.	3,100	99
Avery Dennison Corp.	3,000	98
Dun & Bradstreet Corp.	1,200	95
Pall Corp.	2,700	93
Manpower Inc.	1,700	88
* Foster Wheeler AG	3,123	87
JB Hunt Transport Services Inc.	2,129	65
Pentair Inc.	2,000	61
Cintas Corp.	2,300	58
SPX Corp.	900	49
* Terex Corp.	2,418	47
Ryder System Inc.	1,244	45
		37,798
Information Technology (7.7%)
Microsoft Corp.	306,904	8,649
* Apple Inc.	30,931	5,942
International Business Machines Corp.	45,731	5,597
* Cisco Systems Inc.	202,811	4,557
* Google Inc. Class A	8,395	4,444
Oracle Corp.	174,408	4,022

Hewlett-Packard Co.	82,660	3,891
Intel Corp.	194,459	3,772
QUALCOMM Inc.	58,202	2,281
* EMC Corp.	72,100	1,202
Visa Inc. Class A	14,303	1,173
Texas Instruments Inc.	45,300	1,019
* eBay Inc.	43,651	1,005
Corning Inc.	55,200	998
* Dell Inc.	67,453	870
Automatic Data Processing Inc.	21,000	857
Mastercard Inc. Class A	3,336	834
Accenture PLC Class A	19,097	783
Applied Materials Inc.	58,460	712
* Yahoo! Inc.	46,830	703
* Juniper Networks Inc.	24,310	604
* Adobe Systems Inc.	18,500	598
* Cognizant Technology Solutions Corp. Class A	13,000	568
Western Union Co.	30,300	562
* Motorola Inc.	81,700	502
* NetApp Inc.	15,630	455
* Broadcom Corp. Class A	16,600	444
Paychex Inc.	14,700	426
* Citrix Systems Inc.	9,870	410
* Symantec Corp.	22,202	376
* SanDisk Corp.	14,200	361
* NVIDIA Corp.	22,000	339
* Marvell Technology Group Ltd.	18,805	328
Tyco Electronics Ltd.	12,386	308
* Agilent Technologies Inc.	10,985	308
* Micron Technology Inc.	35,300	308
* Intuit Inc.	10,342	306
CA Inc.	12,657	279
Seagate Technology	16,043	268
* Western Digital Corp.	6,500	247
* Electronic Arts Inc.	13,700	223
Fidelity National Information Services Inc.	9,397	221
* Flextronics International Ltd.	34,500	219
* Computer Sciences Corp.	4,100	210
Analog Devices Inc.	7,800	210
Xerox Corp.	23,600	206
* Akamai Technologies Inc.	8,300	205
* Autodesk Inc.	8,300	197
* VeriSign Inc.	8,300	190
* Salesforce.com Inc.	2,600	165
* BMC Software Inc.	4,200	162
* McAfee Inc.	4,251	160
* Fiserv Inc.	3,551	160
Amphenol Corp. Class A	3,900	155
Xilinx Inc.	6,402	151
* Activision Blizzard Inc.	14,758	150
Altera Corp.	6,740	144
Harris Corp.	3,279	141
Linear Technology Corp.	5,100	133
* Affiliated Computer Services Inc. Class A	2,100	129
* Advanced Micro Devices Inc.	16,100	120
* WebMD Health Corp.	2,841	111
* Teradata Corp.	3,952	111
KLA-Tencor Corp.	3,900	110

Microchip Technology Inc.	4,200	108
* Avnet Inc.	3,475	92
Lender Processing Services Inc.	2,242	87
* Lam Research Corp.	2,500	83
* Alliance Data Systems Corp.	1,351	80
* Arrow Electronics Inc.	2,971	78
Broadridge Financial Solutions Inc.	3,522	76
* AOL Inc.	3,113	75
National Semiconductor Corp.	5,400	72
* LSI Corp.	12,800	64
Total System Services Inc.	4,438	64
Jabil Circuit Inc.	4,200	61
* IAC/InterActiveCorp	3,000	60
* Synopsys Inc.	2,800	60
* MEMC Electronic Materials Inc.	4,258	54
* Novellus Systems Inc.	2,500	52
* DST Systems Inc.	1,000	45
* NCR Corp.	3,630	43
Diebold Inc.	1,506	40
* Compuware Corp.	4,900	37
Molex Inc.	1,000	20
Molex Inc. Class A	800	14
		66,656
Materials (1.2%)
Monsanto Co.	19,000	1,442
EI du Pont de Nemours & Co.	33,700	1,099
Dow Chemical Co.	37,581	1,018
Freeport-McMoRan Copper & Gold Inc.	14,240	950
Praxair Inc.	11,060	833
Newmont Mining Corp.	17,500	750
Air Products & Chemicals Inc.	8,400	638
Nucor Corp.	11,060	451
Alcoa Inc.	35,000	445
Mosaic Co.	7,248	388
Ecolab Inc.	7,608	334
Weyerhaeuser Co.	8,300	331
International Paper Co.	11,600	266
PPG Industries Inc.	4,500	264
Bemis Co. Inc.	8,864	249
Allegheny Technologies Inc.	5,791	237
United States Steel Corp.	4,617	205
Sigma-Aldrich Corp.	2,800	134
Vulcan Materials Co.	2,800	124
Ball Corp.	2,200	112
Eastman Chemical Co.	1,760	99
* Owens-Illinois Inc.	3,600	98
MeadWestvaco Corp.	3,800	91
International Flavors & Fragrances Inc.	2,100	83
Sealed Air Corp.	3,700	73
Ashland Inc.	1,706	69
* Pactiv Corp.	2,600	59
		10,842
Telecommunication Services (1.2%)
AT&T Inc.	205,200	5,204
Verizon Communications Inc.	99,100	2,916
* American Tower Corp. Class A	15,130	642
* Crown Castle International Corp.	8,782	324

CenturyTel Inc.	9,517	324
* Sprint Nextel Corp.	93,800	308
Qwest Communications International Inc.	55,539	234
* NII Holdings Inc.	7,000	229
* Level 3 Communications Inc.	66,400	92
* MetroPCS Communications Inc.	15,200	86
Frontier Communications Corp.	7,161	54
Telephone & Data Systems Inc.	700	22
		10,435
Utilities (1.4%)
Exelon Corp.	24,700	1,127
Duke Energy Corp.	58,380	965
Southern Co.	23,740	760
Dominion Resources Inc.	17,464	654
FPL Group Inc.	12,997	634
American Electric Power Co. Inc.	15,361	532
PG&E Corp.	11,943	505
Public Service Enterprise Group Inc.	16,385	501
FirstEnergy Corp.	9,820	428
Entergy Corp.	5,300	404
Sempra Energy	7,940	403
Consolidated Edison Inc.	9,041	395
PPL Corp.	11,965	353
Progress Energy Inc.	8,990	350
Edison International	10,497	350
* NRG Energy Inc.	14,001	338
CenterPoint Energy Inc.	23,359	326
TECO Energy Inc.	20,853	325
Xcel Energy Inc.	14,681	305
NSTAR	8,313	286
NiSource Inc.	19,249	274
* AES Corp.	21,336	270
Pinnacle West Capital Corp.	6,313	226
Questar Corp.	4,000	166
DTE Energy Co.	3,800	160
Constellation Energy Group Inc.	4,500	145
Ameren Corp.	5,300	135
Wisconsin Energy Corp.	2,700	132
EQT Corp.	3,000	132
Northeast Utilities	3,995	101
SCANA Corp.	2,800	100
* RRI Energy Inc.	17,600	87
MDU Resources Group Inc.	3,650	80
Pepco Holdings Inc.	4,300	71
Allegheny Energy Inc.	3,291	69
Alliant Energy Corp.	2,161	67
* Mirant Corp.	3,317	47
		12,203
Total United States		356,003
Total Common Stocks (Cost $793,650)		858,385

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (1.1%)
Money Market Fund (1.1%)
[2,3] Vanguard Market Liquidity Fund (Cost
$9,343)	0.175%	9,342,691	9,343

Total Investments (100.8%) (Cost $802,993)			867,728
Other Assets and Liabilities-Net (-0.8%)[3]			(7,260)
Net Assets (100%)			860,468

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $7,482,000.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2010, the aggregate value of these securities was $4,580,000, representing 0.5% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $8,166,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Total World Stock Index Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of January 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—U.S.	356,003	—	—
Common Stocks—International	68,944	433,434	4
Temporary Cash Investments	9,343	—	—
Total	434,290	433,434	4

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended January 31, 2010:

Investments in
Common Stocks
Amount Valued based on Level 3 Inputs	($000)
Balance as of October 31, 2009	5
Change in Unrealized Appreciation (Depreciation)	(1)
Balance as of January 31, 2010	4

D. At January 31, 2010, the cost of investment securities for tax purposes was $803,501,000. Net unrealized appreciation of investment securities for tax purposes was $64,227,000, consisting of unrealized gains of $81,708,000 on securities that had risen in value since their purchase and $17,481,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard FTSE All-World ex-US Index Fund

Schedule of Investments
As of January 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)
Argentina (0.0%)
Petrobras Energia Participaciones SA ADR	24,359	415

Australia (5.8%)
BHP Billiton Ltd.	1,819,052	63,238
Commonwealth Bank of Australia	831,736	38,998
Westpac Banking Corp.	1,594,750	33,464
National Australia Bank Ltd.	1,137,480	26,430
Australia & New Zealand Banking Group Ltd.	1,261,004	24,132
Woolworths Ltd.	665,030	15,178
Rio Tinto Ltd.	246,256	14,724
Westfield Group	1,251,862	13,900
Wesfarmers Ltd.	542,056	13,150
QBE Insurance Group Ltd.	556,975	11,233
Woodside Petroleum Ltd.	292,475	10,904
CSL Ltd.	327,342	8,998
Macquarie Group Ltd.	180,433	7,941
Newcrest Mining Ltd.	260,469	7,227
Telstra Corp. Ltd.	2,368,135	6,986
Origin Energy Ltd.	471,703	6,658
AMP Ltd.	1,109,628	6,106
Suncorp-Metway Ltd.	685,568	5,362
Santos Ltd.	451,785	5,229
* Fortescue Metals Group Ltd.	1,258,869	5,040
Foster's Group Ltd.	1,043,465	4,921
AXA Asia Pacific Holdings Ltd.	842,506	4,860
Brambles Ltd.	752,248	4,327
Stockland	1,295,594	4,239
Orica Ltd.	194,527	4,140
Insurance Australia Group Ltd.	1,128,886	3,781
Amcor Ltd.	653,186	3,406
Oil Search Ltd.	707,539	3,274
Transurban Group	692,372	3,193
Computershare Ltd.	299,647	3,068
AGL Energy Ltd.	238,122	2,912
Coca-Cola Amatil Ltd.	298,418	2,883
Toll Holdings Ltd.	380,042	2,871
ASX Ltd.	93,837	2,822
Leighton Holdings Ltd.	80,100	2,692
WorleyParsons Ltd.	128,315	2,653
Sonic Healthcare Ltd.	211,818	2,645
Incitec Pivot Ltd.	868,340	2,562
GPT Group	4,915,791	2,450
* Asciano Group	1,586,448	2,379
BlueScope Steel Ltd.	979,775	2,258
Crown Ltd.	308,846	2,109
Sims Metal Management Ltd.	108,962	2,046
Wesfarmers Ltd. Price Protected Shares	83,659	2,033
Lend Lease Group	245,918	2,029
TABCORP Holdings Ltd.	318,258	1,975

OneSteel Ltd.	716,108	1,948
Mirvac Group	1,516,623	1,931
Dexus Property Group	2,589,129	1,883
* Alumina Ltd.	1,335,063	1,827
Goodman Group	3,247,876	1,651
Cochlear Ltd.	29,912	1,647
CFS Retail Property Trust	990,224	1,626
Bendigo and Adelaide Bank Ltd.	187,560	1,625
Metcash Ltd.	431,244	1,617
* OZ Minerals Ltd.	1,696,416	1,580
* James Hardie Industries SE	231,405	1,512
Boral Ltd.	316,588	1,476
Qantas Airways Ltd.	581,266	1,457
Tatts Group Ltd.	713,890	1,450
Harvey Norman Holdings Ltd.	417,095	1,352
Macquarie Infrastructure Group	1,222,151	1,308
* Paladin Energy Ltd.	389,106	1,239
CSR Ltd.	764,845	1,226
Bank of Queensland Ltd.	120,960	1,169
^ Perpetual Ltd.	35,672	1,098
^ Nufarm Ltd.	122,077	1,097
Goodman Fielder Ltd.	761,872	1,048
MAp Group	412,600	1,009
Downer EDI Ltd.	135,539	990
Billabong International Ltd.	104,573	966
Aristocrat Leisure Ltd.	274,009	957
Commonwealth Property Office Fund	1,084,990	869
Challenger Financial Services Group Ltd.	225,694	808
Energy Resources of Australia Ltd.	39,284	725
* Iluka Resources Ltd.	234,921	681
Ansell Ltd.	74,272	674
Consolidated Media Holdings Ltd.	253,634	673
Flight Centre Ltd.	38,405	671
Adelaide Brighton Ltd.	299,856	652
IOOF Holdings Ltd.	126,303	641
Macquarie Office Trust	2,430,127	631
SP AusNet	683,344	540
^ Fairfax Media Ltd.	348,768	530
New Hope Corp. Ltd.	133,160	523
* Caltex Australia Ltd.	66,005	522
Sigma Pharmaceuticals Ltd.	622,564	512
Tower Australia Group Ltd.	203,745	445
GWA International Ltd.	139,801	371
* AWB Ltd.	394,178	368
* Ten Network Holdings Ltd.	266,062	359
Gunns Ltd.	460,042	357
Spotless Group Ltd.	148,753	354
Australand Property Group	855,173	338
* Elders Ltd.	211,371	267
^ West Australian Newspapers Holdings Ltd.	36,010	232
Envestra Ltd.	497,442	217
* PaperlinX Ltd.	363,947	200
* Macquarie Atlas Roads Group	244,430	199
Austereo Group Ltd.	112,512	165
APN News & Media Ltd.	73,168	148
Corporate Express Australia Ltd.	39,426	138

*	ABC Learning Centres Ltd.	44,287	21
			453,946
Austria (0.3%)
	Erste Group Bank AG	154,061	5,816
	OMV AG	82,209	3,238
	Voestalpine AG	88,930	3,114
	Telekom Austria AG	186,352	2,570
*,^ Immoeast AG		257,419	1,250
	Raiffeisen International Bank Holding AG	24,316	1,203
	Verbund - Oesterreichische Elektrizitaetswirtschafts AG Class A	24,327	1,013
	Vienna Insurance Group	19,963	956
	Strabag SE	18,080	490
^	EVN AG	25,566	448
			20,098
Belgium (0.7%)
	Anheuser-Busch InBev NV	431,364	21,526
*	Fortis	1,251,591	4,406
	Delhaize Group SA	53,958	4,230
*	KBC Groep NV	95,656	4,118
	Groupe Bruxelles Lambert SA	43,632	3,986
	Belgacom SA	92,053	3,350
	UCB SA	73,379	3,280
	Solvay SA Class A	22,604	2,240
	Umicore	70,171	2,163
*	Dexia SA	294,722	1,822
	Colruyt SA	7,437	1,811
	Cie Nationale a Portefeuille	16,657	833
	Mobistar SA	9,881	622
			54,387
Brazil (3.7%)
	Petroleo Brasileiro SA ADR Type A	647,190	23,351
	Itau Unibanco Holding SA ADR	1,110,717	21,281
	Petroleo Brasileiro SA ADR	510,057	20,693
	Vale SA Class B Pfd. ADR	776,508	17,534
	Banco Bradesco SA ADR	884,306	14,644
	Vale SA Class B ADR	563,160	14,524
	Petroleo Brasileiro SA Prior Pfd.	700,546	12,699
	Cia de Bebidas das Americas ADR	107,115	9,915
	Cia Siderurgica Nacional SA ADR	294,419	8,573
	Investimentos Itau SA Prior Pfd.	1,438,845	8,572
	Vale SA Prior Pfd.	379,300	8,479
	Vale SA	320,100	8,306
	BM&FBOVESPA SA	1,103,636	7,453
	Petroleo Brasileiro SA	355,800	7,214
	Banco do Brasil SA	417,623	6,226
	BRF - Brasil Foods SA	217,701	5,214
	JBS SA	942,374	4,669
	Gerdau SA ADR	313,513	4,217
	Natura Cosmeticos SA	227,723	4,100
	Cia de Concessoes Rodoviarias	176,476	3,765
	Redecard SA	269,137	3,762
	Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	134,827	3,548
	Banco Santander Brasil SA	280,506	3,351
	Centrais Eletricas Brasileiras SA	146,834	3,119
	OGX Petroleo e Gas Participacoes SA	345,442	3,079
	All America Latina Logistica SA	371,816	2,978
	Cia Energetica de Minas Gerais ADR	176,585	2,944

Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	39,366	2,626
Bradespar SA Prior Pfd.	122,740	2,528
Tele Norte Leste Participacoes SA ADR	141,222	2,517
Empresa Brasileira de Aeronautica SA ADR	116,134	2,465
Metalurgica Gerdau SA Class A	144,718	2,406
Itau Unibanco Holding SA Prior Pfd.	123,255	2,362
Cielo SA	296,695	2,361
Ultrapar Participacoes SA Prior Pfd.	47,356	2,083
Tim Participacoes SA ADR	78,361	2,059
* Global Village Telecom Holding SA	67,462	2,008
Cyrela Brazil Realty SA	167,771	1,926
Cia de Bebidas das Americas	19,990	1,591
Weg SA	164,056	1,571
Souza Cruz SA	47,700	1,531
Cia Paranaense de Energia ADR	73,700	1,500
Tractebel Energia SA	137,370	1,474
Usinas Siderurgicas de Minas Gerais SA	54,010	1,422
* NET Servicos de Comunicacao SA Prior Pfd.	121,079	1,400
Lojas Americanas SA Prior Pfd.	190,900	1,340
Suzano Papel e Celulose SA Prior Pfd.	107,879	1,162
* Braskem SA ADR	77,038	1,072
Cia Energetica de Sao Paulo Prior Pfd.	85,534	1,066
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Prior Pfd.	53,804	1,025
Brasil Telecom SA Prior Pfd.	145,390	1,010
Tam SA Prior Pfd.	52,781	965
Vivo Participacoes SA ADR	32,736	916
Gerdau SA Prior Pfd.	64,900	872
Klabin SA Prior Pfd.	299,700	776
* Hypermarcas SA	66,816	770
Gerdau SA	74,384	769
* Tim Participacoes SA	202,168	751
* Fertilizantes Fosfatados SA Prior Pfd.	71,892	713
Light SA	53,064	702
Vivo Participacoes SA Prior Pfd.	24,500	695
AES Tiete SA Prior Pfd.	68,916	694
Tele Norte Leste Participacoes SA	32,594	690
Porto Seguro SA	68,212	686
EDP - Energias do Brasil SA	33,600	630
Telemar Norte Leste SA Prior Pfd.	21,100	616
BRF - Brasil Foods SA ADR	12,208	587
Cia de Saneamento Basico do Estado de Sao Paulo	34,992	582
B2W Cia Global Do Varejo	28,302	571
CPFL Energia SA	28,500	548
Banco Bradesco SA	28,050	466
Cia de Transmissao de Energia Electrica Paulista Prior Pfd.	18,000	453
* Cosan SA Industria e Comercio	39,734	449
Brasil Telecom SA ADR	20,215	423
Telecomunicacoes de Sao Paulo SA Prior Pfd.	18,800	415
Telecomunicacoes de Sao Paulo SA	16,500	323
Cia Siderurgica Nacional SA	10,800	315
AES Tiete SA	33,000	301
Cia Energetica de Minas Gerais	23,620	301
Cia Energetica de Minas Gerais Prior Pfd.	15,000	249
Cia de Gas de Sao Paulo Prior Pfd.	11,000	207
* Brasil Telecom SA ADR	18,203	189
Cia de Bebidas das Americas Prior Pfd.	2,000	184

Tim Participacoes SA Prior Pfd.	62,158	163
		294,686
Canada (5.9%)
^ Royal Bank of Canada	762,856	37,299
Toronto-Dominion Bank	464,523	27,370
Suncor Energy Inc.	845,736	26,703
Bank of Nova Scotia	549,909	23,056
* Research In Motion Ltd.	306,937	19,368
Canadian Natural Resources Ltd.	293,297	18,721
Barrick Gold Corp.	531,475	18,451
Manulife Financial Corp.	948,791	17,339
Potash Corp. of Saskatchewan Inc.	160,051	15,855
^ Bank of Montreal	296,800	14,434
Goldcorp Inc.	395,223	13,395
Canadian National Railway Co.	254,214	12,677
EnCana Corp.	408,180	12,483
Canadian Imperial Bank of Commerce	205,643	12,290
TransCanada Corp.	365,859	11,692
* Teck Resources Ltd. Class B	312,472	10,231
Cenovus Energy Inc.	406,670	9,398
Talisman Energy Inc.	552,511	9,141
Sun Life Financial Inc.	303,442	8,863
Enbridge Inc.	203,286	8,823
Rogers Communications Inc. Class B	269,084	8,395
Thomson Reuters Corp.	222,836	7,442
Imperial Oil Ltd.	184,435	6,630
Brookfield Asset Management Inc. Class A	311,657	6,281
Nexen Inc.	282,938	6,195
Kinross Gold Corp.	376,055	6,088
Cameco Corp.	211,410	5,714
Power Corp. of Canada	217,700	5,713
Agrium Inc.	84,800	4,770
Shoppers Drug Mart Corp.	117,300	4,668
National Bank of Canada	86,043	4,547
Power Financial Corp.	153,300	4,324
Canadian Pacific Railway Ltd.	91,100	4,301
Agnico-Eagle Mines Ltd.	84,924	4,293
Shaw Communications Inc. Class B	218,700	4,070
Yamana Gold Inc.	393,467	3,963
SNC-Lavalin Group Inc.	81,400	3,728
Great-West Lifeco Inc.	153,866	3,726
Fairfax Financial Holdings Ltd.	10,750	3,648
Bombardier Inc.	768,515	3,622
BCE Inc.	138,705	3,563
Magna International Inc. Class A	61,533	3,385
Husky Energy Inc.	135,614	3,374
IGM Financial Inc.	70,466	2,749
TransAlta Corp.	117,843	2,453
Brookfield Properties Corp.	201,950	2,423
Saputo Inc.	84,190	2,248
Canadian Tire Corp. Ltd. Class A	41,902	2,096
Loblaw Cos. Ltd.	60,097	1,972
* CGI Group Inc. Class A	146,478	1,930
Canadian Utilities Ltd. Class A	46,521	1,882
George Weston Ltd.	28,400	1,830
Finning International Inc.	90,060	1,461
TELUS Corp.	33,137	1,027

TELUS Corp. Class A	26,683	800
Bombardier Inc. Class A	28,833	136
		463,036
Chile (0.3%)
Empresas COPEC SA	274,595	4,401
Empresa Nacional de Electricidad SA ADR	67,206	3,424
Enersis SA ADR	134,064	3,078
Sociedad Quimica y Minera de Chile SA ADR	82,570	3,004
SACI Falabella	506,834	2,867
CAP SA	63,607	2,045
Banco Santander Chile ADR	29,891	1,848
Banco de Chile	12,167,811	1,131
Centros Comerciales Sudamericanos SA	318,207	1,126
Colbun SA	3,750,931	1,002
Lan Airlines SA	46,848	785
ENTEL Chile SA	43,970	634
AES Gener SA	1,147,603	541
Cia Cervecerias Unidas SA	55,300	429
CorpBanca SA	34,604,025	285
Embotelladora Andina SA Prior Pfd.	66,100	218
Empresa Nacional de Electricidad SA	121,900	208
Enersis SA	272,800	126
		27,152
China (4.1%)
China Mobile Ltd.	3,258,500	30,613
China Construction Bank Corp.	36,454,000	27,849
Industrial & Commercial Bank of China	33,763,000	24,590
China Life Insurance Co. Ltd.	4,029,000	17,768
Bank of China Ltd.	30,877,000	14,770
CNOOC Ltd.	9,689,000	13,585
PetroChina Co. Ltd.	11,460,000	12,799
Ping An Insurance Group Co. of China Ltd.	1,044,000	8,092
China Shenhua Energy Co. Ltd.	1,847,000	7,873
Tencent Holdings Ltd.	393,858	7,302
China Petroleum & Chemical Corp.	9,064,000	7,051
China Merchants Bank Co. Ltd.	1,873,550	4,303
China Unicom Hong Kong Ltd.	3,812,182	4,253
China Overseas Land & Investment Ltd.	2,223,760	3,949
Bank of Communications Co. Ltd.	3,702,000	3,722
China Telecom Corp. Ltd.	8,824,000	3,625
China Citic Bank Corp. Ltd.	5,015,700	3,339
Hengan International Group Co. Ltd.	500,122	3,337
China Coal Energy Co.	2,202,000	3,332
*,^ Byd Co. Ltd.	364,100	2,636
Lenovo Group Ltd.	3,852,000	2,633
Tingyi Cayman Islands Holding Corp.	1,210,192	2,613
China Merchants Holdings International Co. Ltd.	694,000	2,306
China Communications Construction Co. Ltd.	2,382,000	2,202
* China Mengniu Dairy Co. Ltd.	708,000	2,176
*,^ Aluminum Corp. of China Ltd.	2,136,000	2,122
* GOME Electrical Appliances Holdings Ltd.	6,034,940	2,120
China Resources Enterprise Ltd.	638,000	2,095
Yanzhou Coal Mining Co. Ltd.	1,054,000	2,058
^ Alibaba.com Ltd.	831,500	1,867
China Resources Land Ltd.	1,034,000	1,858
Want Want China Holdings Ltd.	2,893,000	1,847
China Yurun Food Group Ltd.	657,000	1,841

	Dongfeng Motor Group Co. Ltd.	1,396,000	1,814
*	China Minsheng Banking Corp. Ltd.	1,812,500	1,809
	Zijin Mining Group Co. Ltd.	2,214,000	1,798
*	China Pacific Insurance Group Co. Ltd.	458,200	1,706
	Denway Motors Ltd.	2,958,000	1,686
^	China COSCO Holdings Co. Ltd.	1,425,300	1,679
*,^ PICC Property & Casualty Co. Ltd.		1,840,000	1,662
	Inner Mongolia Yitai Coal Co. Class B	199,810	1,647
*	China Railway Group Ltd.	2,297,000	1,647
	Cnpc Hong Kong Ltd.	1,328,000	1,643
	Chaoda Modern Agriculture Holdings Ltd.	1,655,884	1,618
	Belle International Holdings Ltd.	1,355,000	1,531
	Sino-Ocean Land Holdings Ltd.	1,859,000	1,503
	China Resources Power Holdings Co. Ltd.	776,400	1,495
*	Air China Ltd.	1,790,000	1,484
^	Jiangxi Copper Co. Ltd.	726,000	1,450
*,^ Sinopharm Group Co.		380,800	1,437
	Kingboard Chemical Holdings Ltd.	336,000	1,427
*	China Taiping Insurance Holdings Co. Ltd.	452,800	1,424
	Shanghai Industrial Holdings Ltd.	298,000	1,383
	China Railway Construction Corp. Ltd.	1,087,074	1,367
	Tsingtao Brewery Co. Ltd.	272,000	1,350
^	Li Ning Co. Ltd.	428,000	1,300
	Citic Pacific Ltd.	611,000	1,294
	Anhui Conch Cement Co. Ltd.	234,000	1,284
	Beijing Enterprises Holdings Ltd.	183,500	1,274
	Shimao Property Holdings Ltd.	761,094	1,160
	China International Marine Containers Co. Ltd. Class B	834,537	1,145
	China National Building Material Co. Ltd.	660,200	1,091
	Huaneng Power International Inc.	1,930,000	1,074
	China Agri-Industries Holdings Ltd.	783,000	1,065
	China Shipping Development Co. Ltd.	672,000	1,052
	Nine Dragons Paper Holdings Ltd.	749,331	1,044
	COSCO Pacific Ltd.	696,000	1,011
	China Everbright Ltd.	422,000	990
	Agile Property Holdings Ltd.	794,000	989
^	Angang Steel Co. Ltd.	560,000	965
*	China Longyuan Power Group Corp.	780,000	964
	China Oilfield Services Ltd.	800,000	945
	ZTE Corp.	157,548	919
^	Datang International Power Generation Co. Ltd.	2,166,000	919
	Zhejiang Expressway Co. Ltd.	1,024,000	884
^	Sinofert Holdings Ltd.	1,494,000	865
	Shanghai Electric Group Co. Ltd.	1,946,000	843
	Parkson Retail Group Ltd.	474,500	811
	Yantai Changyu Pioneer Wine Co. Class B	90,100	781
	Weichai Power Co. Ltd.	107,000	772
*,^ China Shipping Container Lines Co. Ltd.		2,046,700	767
	Guangzhou R&F Properties Co. Ltd.	544,000	765
*	Metallurgical Corp. of China Ltd.	1,447,000	757
	Fosun International	1,046,000	736
	China High Speed Transmission Equipment Group Co. Ltd.	351,000	697
	China Vanke Co. Ltd. Class B	686,340	696
*	Semiconductor Manufacturing International Corp.	9,094,000	677
	China South Locomotive and Rolling Stock Corp.	1,025,000	675
^	Yuexiu Property Co. Ltd.	2,716,000	656
	Huabao International Holdings Ltd.	624,000	633
*,^ Maanshan Iron & Steel		1,056,000	632

	Jiangsu Expressway Co. Ltd.	694,000	618
	China BlueChemical Ltd.	930,000	603
	Anta Sports Products Ltd.	418,000	549
*	Hidili Industry International Development Ltd.	521,000	546
^	China Foods Ltd.	634,000	540
	TPV Technology Ltd.	846,000	532
	Soho China Ltd.	1,091,000	530
	Shanghai Zhenhua Heavy Industry Co. Ltd. Class B	669,170	523
^	Country Garden Holdings Co.	1,596,960	521
*	Beijing Capital International Airport Co. Ltd.	926,000	518
^	China Huiyuan Juice Group Ltd.	790,500	511
	Guangdong Investment Ltd.	986,000	502
	China Communications Services Corp. Ltd.	978,000	494
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	273,990	488
*,^ China Southern Airlines Co. Ltd.		1,437,000	471
^	China National Materials Co. Ltd.	758,000	459
	Dongfang Electric Corp. Ltd.	92,400	455
*	Sinopec Shanghai Petrochemical Co. Ltd.	1,302,000	454
^	Zhaojin Mining Industry Co. Ltd.	248,000	443
	Hopson Development Holdings Ltd.	356,000	440
	Lee & Man Paper Manufacturing Ltd.	747,200	427
	Shui On Land Ltd.	858,400	405
	Greentown China Holdings Ltd.	327,000	390
^	Shenzhen International Holdings	5,077,500	384
	China Travel International Inv HK	1,484,000	368
	Lianhua Supermarket Holdings Co. Ltd.	138,000	358
	KWG Property Holding Ltd.	585,500	352
	China Molybdenum Co. Ltd.	452,000	351
*	China Eastern Airlines Corp. Ltd.	1,036,000	346
	Hopewell Highway Infrastructure Ltd.	518,600	328
	Travelsky Technology Ltd.	378,000	311
	Shenzhen Investment Ltd.	870,808	310
	New World China Land Ltd.	1,015,600	309
	Guangshen Railway Co. Ltd.	744,000	304
^	Great Wall Motor Co. Ltd.	218,000	296
*	Zhejiang Southeast Electric Power Co. Class B	448,900	296
	CSG Holding Co. Ltd. Class B	266,007	285
	China Merchants Property Development Co. Ltd. Class B	134,950	277
*	Citic Resources Holdings Ltd.	1,059,300	262
	Harbin Power Equipment Co. Ltd.	328,000	262
	Chongqing Changan Automobile Co. Ltd. Class B	264,756	213
	Sinotrans Ltd.	794,000	210
^	Global Bio-Chem Technology Group Co. Ltd.	746,000	207
*	BOE Technology Group Co. Ltd. Class B	715,600	204
^	Beijing North Star Co.	620,000	194
	Weiqiao Textile Co.	287,500	192
	Dazhong Transportation Group Co. Ltd. Class B	225,900	184
^	Shenzhen Expressway Co. Ltd.	338,000	176
	Shandong Chenming Paper Holdings Ltd. Class B	239,700	174
	People's Food Holdings Ltd.	327,000	169
	Guangdong Electric Power Development Co. Ltd. Class B	283,660	160
*	Sinopec Yizheng Chemical Fibre Co. Ltd.	656,000	159
	Anhui Expressway Co.	220,000	152
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	80,300	144
	Shanghai Friendship Group Inc. Ltd. Class B	90,790	142
*,^ Huadian Power International Co.		552,000	141
*	Shanghai Haixin Group Co. Class B	286,800	126
	Shanghai Jinjiang International Investment Holdings Co. Class B	108,700	126

Inner Mongolia Eerduosi Cashmere Products Co. Ltd. Class B	153,000	122
^ Guangzhou Shipyard International Co. Ltd.	76,000	120
* Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	124,100	117
Shenzhen Chiwan Wharf Holdings Ltd. Class B	72,200	114
Guangzhou Pharmaceutical Co. Ltd.	148,000	112
* Huadian Energy Co. Ltd. Class B	299,100	112
Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	99,640	111
Jiangling Motors Corp. Ltd. Class B	69,000	106
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	243,435	106
Guangdong Provincial Expressway Development Co. Ltd. Class B	212,800	105
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	109,000	102
Jinzhou Port Co. Ltd. Class B	211,860	100
Tianjin Capital Environmental Protection Group Co. Ltd.	286,000	98
* Double Coin Holdings Ltd. Class B	132,000	94
Weifu High-Technology Co. Ltd. Class B	72,000	88
Bengang Steel Plates Co. Class B	172,200	82
Foshan Electrical and Lighting Co. Ltd. Class B	85,820	67
* Hainan Airlines Co. Ltd. Class B	35,200	28
* Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class
B	2,100	1
		321,894
Colombia (0.0%)
BanColombia SA ADR	66,425	2,863

Czech Republic (0.1%)
CEZ AS	114,808	5,550
Komercni Banka AS	8,726	1,749
Telefonica O2 Czech Republic AS	67,615	1,603
* Unipetrol	44,935	335
		9,237
Denmark (0.8%)
Novo Nordisk A/S Class B	285,276	19,302
* Danske Bank A/S	377,350	8,963
AP Moller - Maersk A/S Class B	912	7,117
* Vestas Wind Systems A/S	109,701	5,770
Carlsberg A/S Class B	64,470	4,808
Novozymes A/S	29,154	2,986
AP Moller - Maersk A/S	338	2,531
FLSmidth & Co. A/S	29,072	1,853
Danisco A/S	26,455	1,843
Coloplast A/S Class B	16,949	1,838
* William Demant Holding	13,139	1,026
TrygVesta AS	15,109	921
H Lundbeck A/S	29,500	551
Rockwool International AS Class B	2,334	267
		59,776
Egypt (0.1%)
Orascom Construction Industries GDR	65,574	3,050
* Orascom Telecom Holding SAE GDR Rights Exp. 02/18/10	49,010	1,086
Orascom Telecom Holding SAE GDR	49,010	268
		4,404
Finland (0.8%)
Nokia Oyj	1,999,027	27,431
Sampo Oyj	313,592	7,575
Fortum Oyj	239,000	6,065
Kone Oyj Class B	91,402	3,681

UPM-Kymmene Oyj	281,202	3,084
Metso Oyj	76,779	2,577
Wartsila Oyj	53,203	2,504
Stora Enso Oyj	321,732	1,976
Nokian Renkaat Oyj	65,935	1,594
Neste Oil Oyj	89,528	1,465
Outokumpu Oyj	71,265	1,286
Rautaruukki Oyj	55,244	1,131
Kesko Oyj Class B	32,700	1,052
Sanoma Oyj	23,606	522
		61,943
France (8.0%)
Total SA	1,296,443	74,926
BNP Paribas	558,514	39,899
Sanofi-Aventis SA	534,572	39,529
GDF Suez	891,429	33,706
AXA SA	1,228,527	25,296
France Telecom SA	1,058,961	24,279
ArcelorMittal	613,611	23,755
Societe Generale	383,852	22,209
LVMH Moet Hennessy Louis Vuitton SA	198,686	21,648
Danone	342,613	19,592
Carrefour SA	380,691	18,574
Vivendi SA	661,920	17,209
L'Oreal SA	162,925	17,179
Air Liquide SA	140,572	14,910
Schneider Electric SA	137,596	14,195
Vinci SA	264,672	14,135
Compagnie de St-Gobain	266,762	12,743
Pernod-Ricard SA	141,859	11,411
Unibail-Rodamco SE	47,817	10,361
Alstom SA	153,159	10,226
Lafarge SA	116,341	8,606
Veolia Environnement	254,265	8,348
Credit Agricole SA	484,859	7,601
EDF SA	138,101	7,423
Bouygues SA	138,826	6,834
Cie Generale d'Optique Essilor International SA	114,103	6,638
PPR	51,078	6,229
Accor SA	121,135	6,111
Hermes International	43,143	5,938
* Renault SA	114,953	5,396
Vallourec SA	29,393	5,056
Cie Generale des Etablissements Michelin Class B	58,592	4,537
Suez Environnement Co.	197,148	4,469
* Alcatel-Lucent	1,267,096	4,268
Technip SA	59,472	4,066
Christian Dior SA	39,542	3,994
SES SA	179,954	3,947
European Aeronautic Defence and Space Co. NV	179,243	3,503
Cap Gemini SA	78,563	3,488
^ Sodexo	63,018	3,452
Publicis Groupe SA	78,021	3,210
* Peugeot SA	96,364	3,128
STMicroelectronics NV	372,457	3,050
Lagardere SCA	70,558	2,734
SCOR SE	98,453	2,281

Safran SA	113,483	2,216
* Natixis	470,112	2,168
CNP Assurances	23,793	2,106
* Cie Generale de Geophysique-Veritas	83,890	2,052
Casino Guichard Perrachon SA	24,263	1,991
Eiffage SA	37,298	1,946
Thales SA	41,977	1,902
Klepierre	48,940	1,823
Dassault Systemes SA	31,316	1,799
* Atos Origin SA	37,709	1,754
Eramet	5,515	1,660
Legrand SA	56,644	1,634
Eutelsat Communications	48,157	1,554
Societe Television Francaise 1	89,267	1,539
Societe BIC SA	19,531	1,389
Bureau Veritas SA	28,694	1,382
* Air France-KLM	81,014	1,320
Aeroports de Paris	16,668	1,299
BioMerieux	11,040	1,214
Imerys SA	20,519	1,135
Eurazeo	15,584	1,128
ICADE	11,380	1,097
Gecina SA	10,296	1,021
* Societe Des Autoroutes Paris-Rhin-Rhone	13,310	975
* JC Decaux SA	36,045	927
PagesJaunes Groupe	72,975	787
Wendel	12,874	699
Ciments Francais SA	6,948	680
Iliad SA	5,535	613
Euler Hermes SA	7,431	602
EDF Energies Nouvelles SA	11,906	595
Ipsen SA	9,035	486
		633,582
Germany (5.4%)
^ Siemens AG	495,513	44,184
E.ON AG	1,084,769	39,906
Bayer AG	448,620	30,663
BASF SE	500,998	28,502
Allianz SE	244,317	27,052
Daimler AG	555,803	25,570
Deutsche Telekom AG	1,776,180	22,998
SAP AG	497,175	22,709
Deutsche Bank AG	335,651	20,475
RWE AG	212,295	18,835
Muenchener Rueckversicherungs AG	106,847	16,000
Deutsche Post AG	489,349	8,530
Linde AG	68,145	7,474
Bayerische Motoren Werke AG	163,269	6,977
Deutsche Boerse AG	105,244	6,898
^ ThyssenKrupp AG	207,813	6,570
HeidelbergCement AG	101,401	6,124
Fresenius Medical Care AG & Co. KGaA	118,546	6,009
K&S AG	104,146	5,854
Adidas AG	107,335	5,471
MAN SE	75,777	5,067
Henkel AG & Co. KGaA Prior Pfd.	96,311	4,911
Metro AG	88,500	4,850

	Volkswagen AG Prior Pfd.	57,097	4,624
*	Commerzbank AG	478,291	3,698
*	Infineon Technologies AG	597,122	3,295
	Merck KGaA	34,818	3,103
	Henkel AG & Co. KGaA	70,617	3,085
	Fresenius SE Prior Pfd.	43,701	2,976
	Beiersdorf AG	48,800	2,853
	Porsche Automobil Holding SE Prior Pfd.	47,040	2,664
*	QIAGEN NV	120,721	2,639
	Salzgitter AG	24,075	2,130
	Hochtief AG	28,517	2,123
	GEA Group AG	100,416	2,048
	Deutsche Lufthansa AG	121,755	1,953
	Lanxess AG	45,653	1,730
*	Hannover Rueckversicherung AG	31,981	1,477
^	Volkswagen AG	16,444	1,436
*	Deutsche Postbank AG	46,705	1,421
	Celesio AG	44,497	1,298
*,^ TUI AG		130,055	1,202
	Fresenius SE	18,699	1,146
	Wacker Chemie AG	8,386	1,098
	Puma AG Rudolf Dassler Sport	3,534	1,082
	Fraport AG Frankfurt Airport Services Worldwide	20,091	1,021
^	Solarworld AG	46,483	781
	Suedzucker AG	31,781	736
	Hamburger Hafen und Logistik AG	15,254	566
	Generali Deutschland Holding AG	3,981	409
*,^ Q-Cells SE		29,442	402
			424,625
Greece (0.3%)
*	National Bank of Greece SA ADR	1,441,883	6,431
	Hellenic Telecommunications Organization SA ADR	534,478	3,677
	OPAP SA	125,424	2,736
*	Alpha Bank AE	275,421	2,643
*	EFG Eurobank Ergasias SA	224,626	1,914
	Coca Cola Hellenic Bottling Co. SA	75,816	1,738
*	Piraeus Bank SA	175,873	1,486
*	Public Power Corp. SA	53,410	998
*	National Bank of Greece SA	42,318	925
	Titan Cement Co. SA	28,531	809
	Marfin Investment Group SA	247,673	684
	Hellenic Petroleum SA	53,080	655
			24,696
Hong Kong (2.0%)
	Sun Hung Kai Properties Ltd.	1,038,409	13,290
	Hutchison Whampoa Ltd.	1,729,000	11,761
	Cheung Kong Holdings Ltd.	943,000	11,096
	Hong Kong Exchanges and Clearing Ltd.	578,700	9,758
	Li & Fung Ltd.	1,534,000	6,991
	CLP Holdings Ltd.	989,500	6,698
	Hang Seng Bank Ltd.	415,200	5,797
	Hong Kong & China Gas Co. Ltd.	2,649,850	5,787
	Swire Pacific Ltd.	492,000	5,338
	Hongkong Electric Holdings Ltd.	868,500	4,862
	BOC Hong Kong Holdings Ltd.	2,293,237	4,766
	Esprit Holdings Ltd.	673,997	4,748
	Hongkong Land Holdings Ltd.	951,000	4,436

	Jardine Matheson Holdings Ltd.	138,400	4,119
	Hang Lung Properties Ltd.	1,119,000	3,798
	Wharf Holdings Ltd.	748,250	3,693
	Henderson Land Development Co. Ltd.	585,466	3,685
	Bank of East Asia Ltd.	999,800	3,405
	MTR Corp.	923,500	2,993
	Link REIT	1,175,343	2,820
	New World Development Ltd.	1,555,000	2,538
	Hang Lung Group Ltd.	551,000	2,470
	Sino Land Co. Ltd.	1,306,000	2,149
*	Sands China Ltd.	1,326,400	1,876
	Shangri-La Asia Ltd.	984,514	1,710
	Hopewell Holdings Ltd.	478,000	1,447
*	Cathay Pacific Airways Ltd.	818,015	1,342
	Kerry Properties Ltd.	302,000	1,336
*,^ Foxconn International Holdings Ltd.		1,110,000	1,164
	Wheelock & Co. Ltd.	423,000	1,102
	Wing Hang Bank Ltd.	125,500	1,055
	Hysan Development Co. Ltd.	425,000	1,051
	Orient Overseas International Ltd.	133,000	903
	ASM Pacific Technology Ltd.	105,700	872
	Cheung Kong Infrastructure Holdings Ltd.	232,000	863
	First Pacific Co.	1,525,200	849
	Yue Yuen Industrial Holdings Ltd.	269,000	835
	Television Broadcasts Ltd.	171,000	800
	Techtronic Industries Co.	901,500	741
	PCCW Ltd.	2,702,000	717
	Guoco Group Ltd.	66,000	646
	Lifestyle International Holdings Ltd.	354,500	585
	Hong Kong Aircraft Engineering Co. Ltd.	44,400	563
	Hongkong & Shanghai Hotels	377,500	531
	NWS Holdings Ltd.	319,000	520
	Industrial & Commercial Bank of China Asia Ltd.	262,777	511
	Cafe de Coral Holdings Ltd.	230,000	503
*	Mongolia Energy Co. Ltd.	912,000	445
*	Johnson Electric Holdings Ltd.	919,000	434
	Chinese Estates Holdings Ltd.	227,500	368
	Great Eagle Holdings Ltd.	146,000	355
	Kowloon Development Co. Ltd.	310,000	331
*	Dah Sing Financial Holdings Ltd.	66,400	320
	Texwinca Holdings Ltd.	362,000	319
	Shun Tak Holdings Ltd.	531,000	307
*	Galaxy Entertainment Group Ltd.	699,000	262
	Hutchison Harbour Ring Ltd.	2,136,000	252
^	Hutchison Telecommunications International Ltd.	861,000	236
*	Dah Sing Banking Group Ltd.	170,800	229
	C C Land Holdings Ltd.	620,000	225
	Giordano International Ltd.	606,000	182
	Chong Hing Bank Ltd.	72,000	130
*,^ Melco International Development Ltd.		252,000	101
	Public Financial Holdings Ltd.	190,000	94
	Fubon Bank Hong Kong Ltd.	230,000	91
	Hutchison Telecommunications Hong Kong Holdings Ltd.	543,000	91
			154,292
Hungary (0.1%)
*,^ OTP Bank PLC		148,436	4,359
*	MOL Hungarian Oil and Gas NyRt	43,853	4,054

Richter Gedeon Nyrt.	8,595	1,809
Magyar Telekom Telecommunications PLC	217,040	781
		11,003
India (2.4%)
Infosys Technologies Ltd. ADR	298,128	15,476
1 Reliance Industries Ltd. GDR	294,286	13,295
ITC Ltd.	1,528,554	8,263
Larsen & Toubro Ltd.	238,037	7,322
Reliance Industries Ltd.	279,458	6,285
HDFC Bank Ltd. ADR	51,456	6,087
ICICI Bank Ltd. ADR	168,397	5,941
Housing Development Finance Corp.	111,524	5,739
Bharti Airtel Ltd.	821,985	5,424
^ Wipro Ltd. ADR	274,145	5,398
Bharat Heavy Electricals Ltd.	80,232	4,183
State Bank of India Ltd. GDR	45,663	4,076
Oil & Natural Gas Corp. Ltd.	156,287	3,699
Axis Bank Ltd.	161,419	3,569
Tata Steel Ltd.	285,252	3,497
Jaiprakash Associates Ltd.	980,013	2,914
Jindal Steel & Power Ltd.	192,314	2,606
Tata Consultancy Services Ltd.	156,491	2,485
Hindalco Industries Ltd.	776,094	2,455
Hindustan Unilever Ltd.	468,155	2,444
Sterlite Industries India Ltd.	147,497	2,385
NTPC Ltd.	490,511	2,272
Cipla Ltd.	325,442	2,231
Bajaj Auto Ltd.	58,816	2,231
Grasim Industries Ltd.	34,560	1,945
* Essar Oil Ltd.	625,349	1,850
DLF Ltd.	255,292	1,836
^ Dr Reddys Laboratories Ltd. ADR	77,198	1,830
Infrastructure Development Finance Co. Ltd.	514,061	1,679
Mahanagar Telephone Nigam ADR	533,152	1,615
GAIL India Ltd.	188,319	1,602
Punjab National Bank Ltd.	82,281	1,596
Sesa Goa Ltd.	208,524	1,556
Reliance Communications Ltd.	425,657	1,552
JSW Steel Ltd.	69,497	1,477
Tata Power Co. Ltd.	51,647	1,454
Steel Authority of India Ltd.	307,947	1,427
Unitech Ltd.	871,945	1,397
Hero Honda Motors Ltd.	39,570	1,332
Maruti Suzuki India Ltd.	42,937	1,288
Reliance Infrastructure Ltd.	56,829	1,270
Siemens India Ltd.	91,373	1,265
Tata Motors Ltd.	82,853	1,239
Tata Communications Ltd. ADR	91,555	1,226
Kotak Mahindra Bank Ltd.	72,893	1,225
* Cairn India Ltd.	201,960	1,159
Adani Enterprises Ltd.	109,498	1,047
Reliance Capital Ltd.	59,824	1,041
Mahindra & Mahindra Ltd.	46,424	1,018
Sun Pharmaceutical Industries Ltd.	31,101	986
* Housing Development & Infrastructure Ltd.	120,191	855
* Reliance Natural Resources Ltd.	617,582	854
Lupin Ltd.	27,682	847

* Idea Cellular Ltd.	624,076	788
* Reliance Power Ltd.	250,188	787
Crompton Greaves Ltd.	80,725	756
United Spirits Ltd.	27,431	731
Nestle India Ltd.	13,352	731
Mphasis Ltd.	45,331	666
Indian Oil Corp. Ltd.	99,090	645
HCL Technologies Ltd.	86,537	645
ABB Ltd.	36,825	644
Power Grid Corp. of India Ltd.	264,322	642
* GMR Infrastructure Ltd.	487,280	633
* Suzlon Energy Ltd.	380,754	631
Piramal Healthcare Ltd.	74,964	595
Hindustan Petroleum Corp. Ltd.	78,275	565
Aditya Birla Nuvo Ltd.	30,403	558
Zee Entertainment Enterprises Ltd.	98,828	558
Bharat Petroleum Corp. Ltd.	47,121	553
Union Bank of India	100,093	550
Bank of India	69,413	548
* Ranbaxy Laboratories Ltd.	54,789	539
Tata Chemicals Ltd.	82,086	525
* NHPC Ltd.	718,763	514
Bharat Electronics Ltd.	11,911	502
Canara Bank	58,832	496
Infosys Technologies Ltd.	9,281	496
Mundra Port and Special Economic Zone Ltd.	37,614	485
Colgate-Palmolive India Ltd.	32,720	481
Ultratech Cement Ltd.	23,935	479
Ambuja Cements Ltd.	211,056	463
Bajaj Holdings and Investment Ltd.	37,466	458
Dabur India Ltd.	129,403	450
* Satyam Computer Services Ltd. ADR	86,551	423
Punj Lloyd Ltd.	103,374	418
ACC Ltd.	21,837	411
Bank of Baroda	31,651	393
* Adani Power Ltd.	181,323	389
Bharat Forge Ltd.	64,586	371
Divi's Laboratories Ltd.	27,520	363
* Oracle Financial Sevices Software Ltd.	6,601	307
Bajaj Finserv Ltd.	41,473	285
Aban Offshore Ltd.	10,979	285
Financial Technologies India Ltd.	8,548	282
Hindustan Zinc Ltd.	11,075	266
Oriental Bank of Commerce	45,741	262
Great Eastern Shipping Co. Ltd.	42,250	260
Glenmark Pharmaceuticals Ltd.	48,507	253
IDBI Bank Ltd.	90,684	238
* Lanco Infratech Ltd.	229,640	230
National Aluminium Co. Ltd.	27,594	227
Ashok Leyland Ltd.	206,714	224
Indiabulls Financial Services Ltd.	95,004	222
Power Finance Corp. Ltd.	40,963	214
Sun TV Network Ltd.	24,986	209
Neyveli Lignite Corp. Ltd.	57,061	187
Mangalore Refinery & Petrochemicals Ltd.	90,687	152
* Tech Mahindra Ltd.	6,673	140
Castrol India Ltd.	10,738	140
Corp Bank	14,895	137

Godrej Industries Ltd.	41,676	132
Shipping Corp. of India Ltd.	38,874	132
* Tata Teleservices Maharashtra Ltd.	201,283	109
ICICI Bank Ltd.	5,626	101
* Jet Airways India Ltd.	250	3
		185,624
Indonesia (0.4%)
Astra International Tbk PT	1,630,000	6,231
Telekomunikasi Indonesia Tbk PT	5,459,000	5,421
Bank Central Asia Tbk PT	6,620,000	3,513
Bumi Resources Tbk PT	10,649,000	2,781
Bank Rakyat Indonesia	3,314,500	2,687
United Tractors Tbk PT	1,327,500	2,367
Perusahaan Gas Negara PT	4,977,000	1,993
Bank Mandiri Tbk PT	2,414,500	1,196
Unilever Indonesia Tbk PT	875,000	1,053
Tambang Batubara Bukit Asam Tbk PT	509,000	929
Semen Gresik Persero Tbk PT	1,006,000	855
Indocement Tunggal Prakarsa Tbk PT	581,000	832
Gudang Garam Tbk PT	300,500	766
Indofood Sukses Makmur Tbk PT	1,954,000	746
Indosat Tbk PT	1,202,000	717
Astra Agro Lestari Tbk PT	236,500	598
Bank Danamon Indonesia Tbk PT	853,235	438
Aneka Tambang Tbk PT	1,845,000	415
International Nickel Indonesia Tbk PT	1,019,000	386
* Bank Pan Indonesia Tbk PT	4,072,000	345
		34,269
Ireland (0.2%)
CRH PLC	376,143	9,087
* Elan Corp. PLC	317,036	2,377
Kerry Group PLC Class A	71,343	2,117
* Ryanair Holdings PLC ADR	65,293	1,696
* Governor & Co. of the Bank of Ireland	577,711	1,048
* Allied Irish Banks PLC	499,409	879
* Ryanair Holdings PLC	58,749	273
* Anglo Irish Bank Corp. Ltd.	236,607	71
		17,548
Israel (0.6%)
Teva Pharmaceutical Industries Ltd.	481,501	27,287
Israel Chemicals Ltd.	299,416	3,887
Bezeq Israeli Telecommunication Corp. Ltd.	1,078,153	2,754
* Bank Hapoalim BM	529,829	2,268
* Bank Leumi Le-Israel BM	301,752	1,292
* NICE Systems Ltd.	38,380	1,119
* Israel Corp. Ltd.	1,264	922
* Israel Discount Bank Ltd. Class A	398,642	897
Partner Communications Co. Ltd.	42,564	879
Cellcom Israel Ltd.	23,914	762
Elbit Systems Ltd.	11,007	683
Makhteshim-Agan Industries Ltd.	125,403	627
* Mizrahi Tefahot Bank Ltd.	59,281	530
Discount Investment Corp.	14,610	345
IDB Holding Corp. Ltd.	8,014	306
Delek Group Ltd.	1,340	297
Osem Investments Ltd.	18,900	261
Gazit-Globe Ltd.	23,091	233

* Migdal Insurance & Financial Holding Ltd.	119,900	232
* Harel Insurance Investments & Financial Services Ltd.	4,300	222
Koor Industries Ltd.	7,600	213
Strauss Group Ltd.	14,800	210
* Oil Refineries Ltd.	365,301	187
* Paz Oil Co. Ltd.	1,278	181
Ormat Industries	19,269	161
* Hot Telecommunication System Ltd.	12,978	160
Clal Industries and Investments	22,500	145
Shufersal Ltd.	20,400	116
* Clal Insurance	4,800	112
Delek Automotive Systems Ltd.	8,600	107
* First International Bank Of Israel Ltd.	5,951	102
Property & Building Corp.	1,142	86
* Africa Israel Investments Ltd.	5,300	61
* Elbit Imaging Ltd.	2,156	48
		47,692
Italy (2.6%)
ENI SPA	1,481,745	34,438
* UniCredit SPA	10,497,384	28,948
Enel SPA	3,790,927	20,379
Assicurazioni Generali SPA	838,207	19,933
* Intesa Sanpaolo SPA (Registered)	4,806,053	18,295
Telecom Italia SPA	7,239,570	10,824
Saipem SPA	177,966	5,762
Atlantia SPA	229,321	5,728
Tenaris SA ADR	122,850	5,405
* Fiat SPA	427,716	5,360
Unione di Banche Italiane SCPA	342,017	4,695
Snam Rete Gas SPA	914,625	4,304
Telecom Italia SPA	3,235,075	3,758
Mediaset SPA	462,368	3,510
Terna Rete Elettrica Nazionale SPA	805,551	3,249
Finmeccanica SPA	234,156	3,245
* Mediobanca SPA	230,496	2,519
Banca Monte dei Paschi di Siena SPA	1,467,216	2,373
Parmalat SPA	937,295	2,350
* Banco Popolare SC	350,148	2,215
Luxottica Group SPA	74,341	1,937
A2A SPA	867,422	1,645
Banca Popolare di Milano Scarl	218,123	1,416
* Pirelli & C SPA	2,124,134	1,233
Banca Carige SPA	441,998	1,134
* Autogrill SPA	70,899	862
^ Bulgari SPA	85,751	702
Buzzi Unicem SPA	46,646	693
Fondiaria-Sai SPA	42,720	692
Mediolanum SPA	122,163	682
^ Lottomatica SPA	34,130	676
Exor SPA	41,042	674
^ Italcementi SPA	48,949	606
Saras SPA	210,753	590
* Unipol Gruppo Finanziario SPA	477,477	578
Edison SPA	270,463	399
* Unipol Gruppo Finanziario SPA Prior Pfd.	456,635	367
Italcementi SPA RSP	50,630	335
Benetton Group SPA	34,000	293

Exor SPA Prior Pfd.	29,160	268
^ Fondiaria-Sai SPA RSP	20,747	228
Tenaris SA	9,005	200
		203,500
Japan (14.5%)
Toyota Motor Corp.	1,401,700	53,914
Mitsubishi UFJ Financial Group Inc.	7,493,764	38,563
Canon Inc.	722,400	28,237
Honda Motor Co. Ltd.	747,000	25,315
Sumitomo Mitsui Financial Group Inc.	677,814	21,878
Panasonic Corp.	1,323,900	20,685
Sony Corp.	539,900	18,007
Mitsubishi Corp.	688,600	16,651
Nintendo Co. Ltd.	57,600	16,059
Nomura Holdings Inc.	1,999,400	14,948
Tokyo Electric Power Co. Inc.	551,100	14,846
NTT DoCoMo Inc.	9,554	14,301
Takeda Pharmaceutical Co. Ltd.	319,900	14,033
Nippon Telegraph & Telephone Corp.	283,800	11,943
Mizuho Financial Group Inc.	6,174,100	11,915
Komatsu Ltd.	545,300	10,973
East Japan Railway Co.	162,600	10,917
Mitsui & Co. Ltd.	738,800	10,867
Nippon Steel Corp.	2,764,000	10,022
* Nissan Motor Co. Ltd.	1,224,000	9,950
Japan Tobacco Inc.	2,714	9,794
KDDI Corp.	1,829	9,641
* Toshiba Corp.	1,729,000	9,447
Kyocera Corp.	103,100	9,331
Fanuc Ltd.	97,400	9,320
Shin-Etsu Chemical Co. Ltd.	174,600	9,132
Mitsubishi Estate Co. Ltd.	564,000	9,131
Kansai Electric Power Co. Inc.	389,100	8,855
Tokio Marine Holdings Inc.	326,700	8,784
JFE Holdings Inc.	247,500	8,606
Chubu Electric Power Co. Inc.	317,000	8,027
Seven & I Holdings Co. Ltd.	366,600	8,013
Mitsui Fudosan Co. Ltd.	476,000	8,005
Softbank Corp.	294,000	7,475
Astellas Pharma Inc.	194,100	7,159
Kao Corp.	295,100	7,120
Denso Corp.	238,100	6,995
* Mitsubishi Electric Corp.	866,000	6,749
FUJIFILM Holdings Corp.	208,600	6,681
Murata Manufacturing Co. Ltd.	121,400	6,660
Central Japan Railway Co.	872	6,409
Mitsubishi Heavy Industries Ltd.	1,838,000	6,409
Kirin Holdings Co. Ltd.	402,000	6,128
* Hitachi Ltd.	1,772,000	6,069
Daiichi Sankyo Co. Ltd.	285,800	5,940
Sumitomo Corp.	508,000	5,719
Mitsui Sumitomo Insurance Group Holdings Inc.	227,300	5,689
Sharp Corp.	454,000	5,421
Sumitomo Metal Industries Ltd.	1,926,000	5,300
Bridgestone Corp.	329,500	5,251
Keyence Corp.	22,310	5,134
Fujitsu Ltd.	836,000	5,099

	ITOCHU Corp.	647,000	5,051
	Suzuki Motor Corp.	219,900	4,970
	Asahi Glass Co. Ltd.	484,000	4,825
	Fast Retailing Co. Ltd.	28,900	4,814
	Terumo Corp.	85,600	4,799
	Hoya Corp.	176,500	4,706
	Daiwa Securities Group Inc.	941,000	4,706
	Sumitomo Realty & Development Co. Ltd.	259,000	4,589
	ORIX Corp.	60,050	4,495
	Tokyo Gas Co. Ltd.	1,110,000	4,495
	Tokyo Electron Ltd.	73,900	4,489
	Eisai Co. Ltd.	119,700	4,450
	Daikin Industries Ltd.	119,600	4,444
	Sumitomo Metal Mining Co. Ltd.	316,000	4,397
	Ricoh Co. Ltd.	302,000	4,323
	Rohm Co. Ltd.	63,100	4,252
	Secom Co. Ltd.	93,800	4,203
	Sumitomo Electric Industries Ltd.	316,600	4,135
	Kyushu Electric Power Co. Inc.	191,000	4,133
	Marubeni Corp.	703,000	4,083
	Tohoku Electric Power Co. Inc.	203,000	4,073
	Dai Nippon Printing Co. Ltd.	287,000	3,936
	Asahi Breweries Ltd.	195,300	3,789
	Sumitomo Trust & Banking Co. Ltd.	682,000	3,778
	Yahoo! Japan Corp.	9,550	3,613
*	NEC Corp.	1,392,000	3,589
	SMC Corp.	29,300	3,537
	TDK Corp.	52,700	3,404
	Shiseido Co. Ltd.	165,400	3,387
	Nikon Corp.	164,500	3,375
	Yamada Denki Co. Ltd.	51,950	3,340
	Olympus Corp.	111,000	3,326
	Resona Holdings Inc.	263,700	3,289
	Hankyu Hanshin Holdings Inc.	689,000	3,177
	Aeon Co. Ltd.	318,000	3,157
	Toray Industries Inc.	577,000	3,153
	Kubota Corp.	344,000	3,093
*,^ Mitsubishi Motors Corp.		2,236,000	3,083
	Osaka Gas Co. Ltd.	870,000	3,063
	Sumitomo Chemical Co. Ltd.	681,000	3,060
	Mitsui OSK Lines Ltd.	489,000	3,048
	Nidec Corp.	31,000	3,039
	NGK Insulators Ltd.	137,000	2,992
	Chugoku Electric Power Co. Inc.	151,700	2,972
	Shionogi & Co. Ltd.	142,100	2,928
	Inpex Corp.	384	2,810
	Asahi Kasei Corp.	562,000	2,793
	West Japan Railway Co.	805	2,775
	Nippon Oil Corp.	592,000	2,766
	T&D Holdings Inc.	133,700	2,762
*	Sanyo Electric Co. Ltd.	1,649,000	2,750
	Nitto Denko Corp.	71,100	2,738
	Yakult Honsha Co. Ltd.	94,300	2,734
	Ajinomoto Co. Inc.	282,000	2,672
	Electric Power Development Co. Ltd.	91,400	2,653
	Shikoku Electric Power Co.	96,800	2,646
	Yamato Holdings Co. Ltd.	190,100	2,611
	Bank of Yokohama Ltd.	549,000	2,596

Sompo Japan Insurance Inc.	398,000	2,594
Mitsubishi Chemical Holdings Corp.	622,500	2,593
Sekisui House Ltd.	274,000	2,588
Omron Corp.	129,100	2,569
Daiwa House Industry Co. Ltd.	242,000	2,545
Toppan Printing Co. Ltd.	287,000	2,498
Shizuoka Bank Ltd.	289,000	2,493
Kuraray Co. Ltd.	213,000	2,482
Odakyu Electric Railway Co. Ltd.	298,000	2,419
Chuo Mitsui Trust Holdings Inc.	676,000	2,393
Kintetsu Corp.	679,000	2,346
Daito Trust Construction Co. Ltd.	49,400	2,343
Nippon Yusen KK	668,000	2,306
* Kobe Steel Ltd.	1,276,000	2,287
JS Group Corp.	125,900	2,222
Konica Minolta Holdings Inc.	216,000	2,207
Chiba Bank Ltd.	365,000	2,203
Taisho Pharmaceutical Co. Ltd.	124,000	2,161
Chugai Pharmaceutical Co. Ltd.	120,900	2,159
Ono Pharmaceutical Co. Ltd.	48,200	2,145
Trend Micro Inc.	56,600	2,110
Toyota Industries Corp.	71,700	2,102
Ibiden Co. Ltd.	61,100	2,086
Tokyu Corp.	510,000	2,068
Aisin Seiki Co. Ltd.	78,000	2,058
Nomura Research Institute Ltd.	92,500	2,055
Advantest Corp.	81,700	2,040
JSR Corp.	101,200	2,000
JTEKT Corp.	176,600	1,995
* Mazda Motor Corp.	730,000	1,980
JGC Corp.	106,000	1,979
NTT Data Corp.	626	1,950
Hokuriku Electric Power Co.	89,700	1,941
Nippon Electric Glass Co. Ltd.	135,500	1,906
Makita Corp.	56,300	1,889
Lawson Inc.	41,300	1,872
Japan Steel Works Ltd.	152,000	1,867
Nipponkoa Insurance Co. Ltd.	323,000	1,860
Benesse Holdings Inc.	44,200	1,858
Nippon Express Co. Ltd.	441,000	1,848
Tobu Railway Co. Ltd.	343,000	1,841
OJI Paper Co. Ltd.	436,000	1,830
Dentsu Inc.	78,200	1,800
Unicharm Corp.	18,600	1,769
Nissin Foods Holdings Co. Ltd.	53,600	1,765
Kawasaki Heavy Industries Ltd.	682,000	1,752
SBI Holdings Inc.	9,136	1,737
Keihin Electric Express Railway Co. Ltd.	221,000	1,701
Nippon Mining Holdings Inc.	393,500	1,695
Hirose Electric Co. Ltd.	15,700	1,681
Hokkaido Electric Power Co. Inc.	87,900	1,672
Fukuoka Financial Group Inc.	456,000	1,670
Brother Industries Ltd.	153,100	1,652
Kurita Water Industries Ltd.	53,000	1,641
Shimano Inc.	39,900	1,638
Taiyo Nippon Sanso Corp.	166,000	1,633
Keio Corp.	257,000	1,620
NSK Ltd.	221,000	1,602

	Isetan Mitsukoshi Holdings Ltd.	164,740	1,548
	Sekisui Chemical Co. Ltd.	225,000	1,520
	Stanley Electric Co. Ltd.	78,900	1,503
	Aioi Insurance Co. Ltd.	313,000	1,485
	THK Co. Ltd.	75,100	1,483
*	Fuji Heavy Industries Ltd.	315,000	1,480
	Sankyo Co. Ltd.	27,100	1,449
*	Isuzu Motors Ltd.	680,000	1,447
*	Elpida Memory Inc.	80,500	1,421
	Nisshin Seifun Group Inc.	104,500	1,396
	Joyo Bank Ltd.	345,000	1,395
	Seiko Epson Corp.	83,400	1,390
*	Mitsubishi Materials Corp.	534,000	1,386
	Furukawa Electric Co. Ltd.	280,000	1,352
	Kyowa Hakko Kirin Co. Ltd.	129,000	1,344
	Oriental Land Co. Ltd.	19,500	1,339
	Panasonic Electric Works Co. Ltd.	122,000	1,336
	FamilyMart Co. Ltd.	41,800	1,322
	Nippon Paper Group Inc.	50,200	1,311
	Toho Co. Ltd.	79,000	1,306
	All Nippon Airways Co. Ltd.	444,000	1,290
	Hachijuni Bank Ltd.	223,000	1,286
	MEDIPAL HOLDINGS Corp.	102,000	1,276
	Credit Saison Co. Ltd.	102,100	1,272
	Sojitz Corp.	690,900	1,270
	Sony Financial Holdings Inc.	462	1,266
	Bank of Kyoto Ltd.	153,000	1,265
	Mitsubishi Tanabe Pharma Corp.	89,000	1,261
	Toho Gas Co. Ltd.	239,000	1,256
	Nissan Chemical Industries Ltd.	95,000	1,251
	Toyo Seikan Kaisha Ltd.	88,500	1,248
	Keihan Electric Railway Co. Ltd.	306,000	1,241
	TonenGeneral Sekiyu KK	149,000	1,236
	Hokuhoku Financial Group Inc.	587,000	1,218
	Showa Denko KK	595,000	1,217
	Toyo Suisan Kaisha Ltd.	46,000	1,214
*	Sumitomo Heavy Industries Ltd.	238,000	1,214
	Shimizu Corp.	318,000	1,207
	Toyota Tsusho Corp.	79,200	1,202
	Hitachi Chemical Co. Ltd.	55,600	1,185
	Teijin Ltd.	388,000	1,177
	Nippon Meat Packers Inc.	93,000	1,172
	Chugoku Bank Ltd.	91,000	1,163
	Dena Co. Ltd.	199	1,152
	Nitori Co. Ltd.	15,200	1,147
*	MEIJI Holdings Co. Ltd.	30,145	1,138
	Minebea Co. Ltd.	214,000	1,136
	Denki Kagaku Kogyo KK	277,000	1,126
	Iyo Bank Ltd.	134,000	1,106
	Mitsui Chemicals Inc.	409,000	1,094
*,^ GS Yuasa Corp.		170,000	1,088
	Hiroshima Bank Ltd.	275,000	1,088
	Santen Pharmaceutical Co. Ltd.	34,400	1,083
	Amada Co. Ltd.	162,000	1,082
	Mitsubishi Rayon Co. Ltd.	261,000	1,080
	Ube Industries Ltd.	412,000	1,067
	Yamaha Motor Co. Ltd.	78,000	1,062
	Namco Bandai Holdings Inc.	106,500	1,060

* Shinsei Bank Ltd.	851,000	1,058
Fujikura Ltd.	197,000	1,056
Yamaguchi Financial Group Inc.	106,000	1,050
Kinden Corp.	116,000	1,050
Mitsubishi Gas Chemical Co. Inc.	198,000	1,048
Nagoya Railroad Co. Ltd.	354,000	1,043
Rinnai Corp.	22,100	1,032
Gunma Bank Ltd.	200,000	1,031
Konami Corp.	62,700	1,031
Taiyo Yuden Co. Ltd.	67,000	1,028
J Front Retailing Co. Ltd.	215,400	1,026
Obayashi Corp.	290,000	1,024
NOK Corp.	67,200	999
Takashimaya Co. Ltd.	137,000	996
Kikkoman Corp.	85,000	993
Hitachi Construction Machinery Co. Ltd.	47,200	990
Mabuchi Motor Co. Ltd.	18,000	984
Ushio Inc.	57,900	979
Sumco Corp.	56,800	978
Yamaha Corp.	82,200	976
NTN Corp.	223,000	964
Suruga Bank Ltd.	109,000	962
Chiyoda Corp.	105,000	957
* Kawasaki Kisen Kaisha Ltd.	267,000	943
Dowa Holdings Co. Ltd.	169,000	941
Nishi-Nippon City Bank Ltd.	364,000	941
Daicel Chemical Industries Ltd.	156,000	939
* Kagome Co. Ltd.	53,900	938
Nippon Sheet Glass Co. Ltd.	360,000	930
Aeon Mall Co. Ltd.	51,200	929
* IHI Corp.	591,000	909
Kajima Corp.	433,000	907
Dainippon Sumitomo Pharma Co. Ltd.	85,100	906
Citizen Holdings Co. Ltd.	136,700	897
Yamato Kogyo Co. Ltd.	28,500	896
Air Water Inc.	78,000	892
Toyota Boshoku Corp.	40,700	891
Hisamitsu Pharmaceutical Co. Inc.	24,700	888
Yokogawa Electric Corp.	110,100	888
Taisei Corp.	459,000	888
Alfresa Holdings Corp.	21,400	884
Kansai Paint Co. Ltd.	109,000	883
TOTO Ltd.	143,000	866
Daihatsu Motor Co. Ltd.	90,000	862
Mitsubishi UFJ Lease & Finance Co. Ltd.	24,850	860
Tsumura & Co.	27,100	857
Tokyu Land Corp.	227,000	856
Sega Sammy Holdings Inc.	75,100	850
* Mizuho Trust & Banking Co. Ltd.	838,000	841
Shimamura Co. Ltd.	9,500	831
Yaskawa Electric Corp.	100,000	828
Hamamatsu Photonics KK	34,700	828
Suzuken Co. Ltd.	24,800	827
Shimadzu Corp.	125,000	825
Sapporo Holdings Ltd.	156,000	821
NHK Spring Co. Ltd.	94,000	817
Casio Computer Co. Ltd.	111,600	816
* Mitsui Mining & Smelting Co. Ltd.	308,000	811

Marui Group Co. Ltd.	132,900	811
Asics Corp.	82,000	810
USS Co. Ltd.	13,320	809
Mizuho Securities Co. Ltd.	274,000	807
Kamigumi Co. Ltd.	107,000	804
Nanto Bank Ltd.	147,000	798
Mitsumi Electric Co. Ltd.	45,200	786
Hakuhodo DY Holdings Inc.	16,090	785
77 Bank Ltd.	147,000	784
Toyoda Gosei Co. Ltd.	28,400	782
Hitachi Metals Ltd.	80,000	771
Mitsubishi Logistics Corp.	70,000	767
Tokuyama Corp.	144,000	764
* Ebara Corp.	182,000	763
^ Mitsui Engineering & Shipbuilding Co. Ltd.	316,000	763
Yamazaki Baking Co. Ltd.	62,000	752
Sotetsu Holdings Inc.	173,000	742
Keisei Electric Railway Co. Ltd.	135,000	740
Nisshin Steel Co. Ltd.	435,000	738
Koito Manufacturing Co. Ltd.	42,000	732
Nissha Printing Co. Ltd.	17,300	727
Japan Petroleum Exploration Co.	15,200	713
NGK Spark Plug Co. Ltd.	61,000	708
Cosmo Oil Co. Ltd.	324,000	703
Maruichi Steel Tube Ltd.	38,400	695
Nisshinbo Holdings Inc.	78,000	678
Idemitsu Kosan Co. Ltd.	10,500	672
Miraca Holdings Inc.	22,500	671
QP Corp.	59,600	664
Rengo Co. Ltd.	112,000	663
Wacoal Holdings Corp.	56,000	657
Tosoh Corp.	253,000	651
Nippon Paint Co. Ltd.	104,000	647
Yamatake Corp.	29,400	644
Sapporo Hokuyo Holdings Inc.	158,600	641
Don Quijote Co. Ltd.	28,700	641
Nomura Real Estate Holdings Inc.	42,000	627
Tokyo Steel Manufacturing Co. Ltd.	63,100	625
Tokyo Tatemono Co. Ltd.	158,000	625
Ryohin Keikaku Co. Ltd.	14,700	624
Daido Steel Co. Ltd.	171,000	623
Nippon Shokubai Co. Ltd.	70,000	623
Glory Ltd.	28,300	622
DIC Corp.	346,000	615
Ezaki Glico Co. Ltd.	56,000	614
Juroku Bank Ltd.	155,000	606
Nishi-Nippon Railroad Co. Ltd.	156,000	604
Shiga Bank Ltd.	102,000	604
* Fuji Electric Holdings Co. Ltd.	304,000	603
* Haseko Corp.	716,000	603
Oracle Corp. Japan	13,800	594
Kaneka Corp.	92,000	593
Nippon Kayaku Co. Ltd.	71,000	593
UNY Co. Ltd.	76,900	589
Sumitomo Bakelite Co. Ltd.	108,000	585
Kagoshima Bank Ltd.	82,000	583
Komeri Co. Ltd.	22,800	582
NTT Urban Development Corp.	787	575

	Seino Holdings Corp.	85,000	568
	COMSYS Holdings Corp.	57,000	566
	Lion Corp.	117,000	565
*	Aozora Bank Ltd.	443,000	559
	Shimachu Co. Ltd.	27,100	552
	Canon Marketing Japan Inc.	39,600	548
	Obic Co. Ltd.	2,900	544
	Awa Bank Ltd.	99,000	543
*,^ Promise Co. Ltd.		58,500	542
	San-In Godo Bank Ltd.	68,000	540
	Sumitomo Rubber Industries Ltd.	69,000	540
	Ito En Ltd.	35,900	534
	Mochida Pharmaceutical Co. Ltd.	54,000	532
	Hokkoku Bank Ltd.	145,000	519
	Yokohama Rubber Co. Ltd.	137,000	518
	Zeon Corp.	105,000	517
	Higo Bank Ltd.	95,000	517
	Pacific Metals Co. Ltd.	77,361	514
	Sumitomo Forestry Co. Ltd.	70,000	514
	Daishi Bank Ltd.	153,000	513
	Disco Corp.	9,100	505
	Hyakugo Bank Ltd.	110,000	503
	Matsumotokiyoshi Holdings Co. Ltd.	23,000	502
*	Dainippon Screen Manufacturing Co. Ltd.	103,000	502
*	Hino Motors Ltd.	133,000	499
	Coca-Cola West Co. Ltd.	29,700	495
^	Acom Co. Ltd.	28,730	493
	Takara Holdings Inc.	89,000	491
	Shinko Electric Industries Co. Ltd.	36,100	486
	Jafco Co. Ltd.	19,800	486
	Kissei Pharmaceutical Co. Ltd.	24,000	485
	Autobacs Seven Co. Ltd.	16,000	483
	Kobayashi Pharmaceutical Co. Ltd.	12,100	482
	Onward Holdings Co. Ltd.	74,000	479
	Toda Corp.	139,000	473
	Capcom Co. Ltd.	28,400	470
	House Foods Corp.	32,000	470
^	Ulvac Inc.	18,500	469
	Ogaki Kyoritsu Bank Ltd.	137,000	468
	Aeon Credit Service Co. Ltd.	45,200	468
	Hitachi High-Technologies Corp.	23,300	466
	Toyobo Co. Ltd.	307,000	464
*	Taiheiyo Cement Corp.	412,000	464
	Showa Shell Sekiyu KK	58,600	462
	Tokai Carbon Co. Ltd.	98,000	458
	Square Enix Holdings Co. Ltd.	22,900	458
	MISUMI Group Inc.	26,300	457
*	Alps Electric Co. Ltd.	77,300	443
	Sysmex Corp.	7,900	442
	Mori Seiki Co. Ltd.	43,300	439
	Kokuyo Co. Ltd.	57,400	439
	Takata Corp.	19,800	436
	Izumi Co. Ltd.	35,800	435
	Nagase & Co. Ltd.	37,000	430
	Matsui Securities Co. Ltd.	61,900	422
	Hyakujushi Bank Ltd.	112,000	420
	Nichirei Corp.	112,000	419
	IT Holdings Corp.	37,200	418

Aoyama Trading Co. Ltd.	29,900	415
ABC-Mart Inc.	12,900	397
Itochu Techno-Solutions Corp.	12,800	388
Tokai Rika Co. Ltd.	18,500	388
OKUMA Corp.	65,000	374
Lintec Corp.	18,800	360
Nabtesco Corp.	30,000	353
Nissay Dowa General Insurance Co. Ltd.	74,000	353
^ H2O Retailing Corp.	58,000	349
Otsuka Corp.	6,300	343
Nippon Television Network Corp.	2,500	341
Musashino Bank Ltd.	12,600	340
Asatsu-DK Inc.	16,600	339
Fuji Media Holdings Inc.	225	337
Tokyo Broadcasting System Holdings Inc.	22,600	337
Keiyo Bank Ltd.	70,000	328
^ Toho Titanium Co. Ltd.	17,400	323
Nipro Corp.	15,000	315
Gunze Ltd.	87,000	314
Bank of Nagoya Ltd.	78,000	303
Sohgo Security Services Co. Ltd.	26,100	301
Nidec Sankyo Corp.	34,000	297
Sumitomo Osaka Cement Co. Ltd.	204,000	296
Kose Corp.	14,300	289
Funai Electric Co. Ltd.	5,800	288
Monex Group Inc.	672	288
Circle K Sunkus Co. Ltd.	22,200	287
Kandenko Co. Ltd.	45,000	287
^ OSAKA Titanium Technologies Co.	8,700	282
Shima Seiki Manufacturing Ltd.	14,500	278
Hitachi Capital Corp.	20,600	275
Tokyo Style Co. Ltd.	39,000	275
Fukuyama Transporting Co. Ltd.	58,000	274
Okasan Securities Group Inc.	57,000	271
Hitachi Cable Ltd.	90,000	266
* Leopalace21 Corp.	69,000	253
* Toshiba TEC Corp.	67,000	250
^ Kansai Urban Banking Corp.	172,000	250
Sumitomo Real Estate Sales Co. Ltd.	5,710	247
Hitachi Koki Co. Ltd.	22,900	244
PanaHome Corp.	38,000	240
Toyota Auto Body Co. Ltd.	13,600	239
kabu.com Securities Co. Ltd.	244	236
Sumisho Computer Systems Corp.	16,600	232
* Mizuho Investors Securities Co. Ltd.	230,000	231
Toppan Forms Co. Ltd.	20,700	220
Heiwa Corp.	19,800	213
^ Takefuji Corp.	41,880	200
Hikari Tsushin Inc.	11,600	200
Sundrug Co. Ltd.	8,700	196
Point Inc.	3,360	192
^ Culture Convenience Club Co. Ltd.	33,100	159
Tokai Rubber Industries Inc.	12,300	142
TV Asahi Corp.	86	139
NS Solutions Corp.	7,500	115
SKY Perfect JSAT Holdings Inc.	248	106
Axell Corp.	2,700	98
* NEC Electronics Corp.	11,400	95

* SFCG Co. Ltd.	140	—
		1,144,918
Luxembourg (0.0%)
RTL Group SA	8,877	615

Malaysia (0.8%)
CIMB Group Holdings Bhd.	1,927,000	7,130
Public Bank Bhd.	1,891,308	6,644
Sime Darby Bhd.	2,418,994	6,023
Malayan Banking Bhd.	2,870,696	5,696
IOI Corp. Bhd.	2,702,265	4,064
* Axiata Group Bhd.	3,425,437	3,268
Genting Bhd.	1,484,300	3,050
MISC Bhd.	1,124,540	2,627
Maxis Bhd.	1,232,700	1,944
AMMB Holdings Bhd.	1,197,300	1,700
PPB Group Bhd.	331,600	1,550
Kuala Lumpur Kepong Bhd.	293,200	1,420
Tenaga Nasional Bhd.	605,400	1,412
Genting Malaysia Bhd.	1,663,900	1,351
YTL Corp. Bhd.	545,018	1,177
DiGi.Com Bhd.	172,434	1,103
PLUS Expressways Bhd.	1,105,800	1,073
British American Tobacco Malaysia Bhd.	76,500	943
Petronas Gas Bhd.	326,000	933
IJM Corp. Bhd.	678,020	912
YTL Power International Bhd.	1,420,202	911
Gamuda Bhd.	1,090,200	882
UMW Holdings Bhd.	462,900	847
Hong Leong Bank Bhd.	294,800	703
Berjaya Sports Toto Bhd.	530,357	654
SP Setia Bhd.	529,850	625
Tanjong PLC	110,900	564
Telekom Malaysia Bhd.	527,300	482
Parkson Holdings Bhd.	286,798	466
MMC Corp. Bhd.	668,500	453
Lafarge Malayan Cement Bhd.	224,210	413
Alliance Financial Group Bhd.	563,700	411
Astro All Asia Networks PLC	416,600	388
Petronas Dagangan Bhd.	139,700	356
RHB Capital Bhd.	225,700	348
EON Capital Bhd.	165,800	336
* Proton Holdings Bhd.	159,000	181
Puncak Niaga Holding Bhd.	133,700	110
		63,150
Mexico (1.1%)
America Movil SAB de CV	10,987,842	24,042
Grupo Mexico SAB de CV Class B	4,400,442	8,919
Wal-Mart de Mexico SAB de CV	1,832,300	8,124
Grupo Televisa SA	1,335,200	5,240
Fomento Economico Mexicano SAB de CV	1,160,800	4,913
Telmex Internacional SAB de CV	5,188,637	4,578
Telefonos de Mexico SAB de CV	5,274,543	4,270
* Cemex SAB de CV ADR	399,387	3,670
Grupo Financiero Banorte SAB de CV	1,096,100	3,604
* Carso Global Telecom SAB de CV	559,500	2,467
Grupo Elektra SA de CV	38,820	1,970

* Grupo Modelo SAB de CV	347,300	1,714
Grupo Financiero Inbursa SA	534,600	1,637
Industrias Penoles SAB de CV	88,264	1,633
Grupo Bimbo SAB de CV Class A	188,307	1,184
Grupo Carso SAB de CV	376,300	1,163
* Cemex SAB de CV	1,160,096	1,085
Kimberly-Clark de Mexico SAB de CV Class A	226,755	1,017
Alfa SAB de CV Class A	152,470	984
Mexichem SAB de CV	406,529	870
Grupo Aeroportuario del Pacifico SAB de CV Class B	245,595	776
* Impulsora Del Desarrollo Y El Empleo en America Latina SAB de CV	518,400	618
* Urbi Desarrollos Urbanos SAB de CV	258,900	550
* Organizacion Soriana SAB de CV Class B	189,800	440
* Carso Infraestructura y Construccion SAB de CV	469,300	294
Grupo Aeroportuario del Pacifico SAB de CV ADR	64	2
		85,764
Netherlands (1.8%)
Unilever NV	841,702	25,773
* ING Groep NV	2,088,511	19,558
Koninklijke Philips Electronics NV	526,530	15,900
Koninklijke KPN NV	928,380	15,373
Koninklijke Ahold NV	643,234	8,083
Akzo Nobel NV	126,288	7,517
ASML Holding NV	234,443	7,363
Heineken NV	132,303	6,528
TNT NV	200,249	5,749
* Aegon NV	931,294	5,565
Koninklijke DSM NV	97,939	4,565
Reed Elsevier NV	374,912	4,527
* Randstad Holding NV	68,824	3,303
Wolters Kluwer NV	153,890	3,212
Heineken Holding NV	66,066	2,778
Corio NV	41,244	2,532
Fugro NV	41,433	2,457
SBM Offshore NV	86,823	1,694
		142,477
New Zealand (0.1%)
Fletcher Building Ltd.	352,270	1,957
Telecom Corp. of New Zealand Ltd.	982,321	1,640
Sky City Entertainment Group Ltd.	321,651	744
Fisher & Paykel Healthcare Corp. Ltd.	282,997	671
Contact Energy Ltd.	155,779	632
Auckland International Airport Ltd.	472,071	631
Sky Network Television Ltd.	92,349	311
Kiwi Income Property Trust	398,722	282
Vector Ltd.	158,657	218
Warehouse Group Ltd.	72,339	195
Air New Zealand Ltd.	205,295	186
		7,467
Norway (0.6%)
Statoil ASA	690,501	15,496
* DnB NOR ASA	658,371	7,435
* Telenor ASA	450,600	5,856
Orkla ASA	559,350	5,044
Yara International ASA	119,350	4,983
Seadrill Ltd.	160,000	3,630
* Norsk Hydro ASA	484,642	3,515

*	Storebrand ASA	248,200	1,735
	Aker Solutions ASA	112,670	1,504
*,^ Renewable Energy Corp. ASA		184,291	1,069
			50,267
Peru (0.1%)
	Cia de Minas Buenaventura SA ADR	109,980	3,462
	Credicorp Ltd.	20,396	1,527
	Volcan Cia Minera SAA Class B	613,755	773
	Sociedad Minera Cerro Verde SAA	15,712	361
			6,123
Philippines (0.1%)
	Ayala Land Inc.	4,372,800	980
	Philippine Long Distance Telephone Co.	16,800	951
	Bank of the Philippine Islands	906,400	883
	SM Prime Holdings Inc.	3,426,899	689
	Manila Electric Co.	175,700	609
	SM Investments Corp.	89,170	606
	Ayala Corp.	74,280	461
	Banco de Oro Unibank Inc.	489,200	378
	Globe Telecom Inc.	12,000	236
*	Petron Corp.	1,973,650	215
	Jollibee Foods Corp.	187,000	211
	Metropolitan Bank & Trust	196,000	176
			6,395
Poland (0.2%)
	Powszechna Kasa Oszczednosci Bank Polski SA	380,362	5,043
*	Bank Pekao SA	54,210	3,130
	KGHM Polska Miedz SA	81,121	2,661
*	Polski Koncern Naftowy Orlen	209,826	2,395
	Telekomunikacja Polska SA	341,850	1,887
*,^ Polska Grupa Energetyczna SA		134,501	1,087
	Polskie Gornictwo Naftowe I Gazownictwo SA	512,648	662
*	Bank Zachodni WBK SA	10,804	650
*	Getin Holding SA	165,984	515
*	Bank Handlowy w Warszawie SA	16,893	431
*	Globe Trade Centre SA	51,744	420
	TVN SA	80,791	382
*	BRE Bank SA	3,816	332
			19,595
Portugal (0.3%)
	EDP - Energias de Portugal SA	1,476,623	5,853
	Portugal Telecom SGPS SA	479,669	4,950
	Brisa Auto-Estradas de Portugal SA	243,363	2,310
	Banco Comercial Portugues SA	1,957,812	2,115
	Galp Energia SGPS SA Class B	130,904	2,087
	Jeronimo Martins SGPS SA	131,038	1,257
*	EDP Renovaveis SA	133,210	1,148
	Banco BPI SA	335,110	933
^	Cimpor Cimentos de Portugal SGPS SA	108,671	916
^	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	156,898	890
	Banco Espirito Santo SA	151,628	883
			23,342
Russia (1.5%)
	Gazprom OAO ADR	1,280,277	31,044
	Lukoil OAO ADR	342,395	18,724
	Sberbank of Russian Federation	4,669,749	13,276

	Rosneft Oil Co. GDR	1,130,261	8,693
	Surgutneftegaz ADR	938,683	7,889
	MMC Norilsk Nickel ADR	401,741	6,178
	Tatneft ADR	162,863	5,011
*	Federal Grid Co. Unified Energy System JSC	453,841,167	4,934
	Mobile Telesystems OJSC ADR	67,094	3,206
	Polyus Gold Co. ADR	91,766	2,463
	Mobile Telesystems OJSC	296,728	2,209
	VTB Bank OJSC GDR	390,505	1,934
*	Uralkali	452,951	1,888
*	Sistema JSFC GDR	63,585	1,579
	Rostelecom ADR	41,313	1,196
*	Novolipetsk Steel OJSC	383,543	1,194
	Severstal GDR	87,559	1,071
*	Polymetal	97,963	901
*	Magnitogorsk Iron & Steel Works	890,348	859
	Gazprom Neft JSC	154,876	780
	VTB Bank OJSC	276,599,217	686
	Aeroflot - Russian Airlines OJSC	150,372	280
*,1 IDGC Holding JSC GDR		3,642	195
*	Wimm-Bill-Dann Foods OJSC ADR	8,666	180
*,1 Yenisei Territorial Generating Co. OJSC GDR		5,021	8
			116,378
Singapore (1.1%)
	DBS Group Holdings Ltd.	924,200	9,312
	Singapore Telecommunications Ltd.	4,286,000	9,134
	United Overseas Bank Ltd.	620,460	7,953
	Oversea-Chinese Banking Corp. Ltd.	1,307,600	7,569
	Wilmar International Ltd.	1,378,924	6,433
	CapitaLand Ltd.	1,753,998	4,768
	Keppel Corp. Ltd.	633,000	3,740
	Singapore Exchange Ltd.	639,000	3,604
	Noble Group Ltd.	1,558,400	3,167
	Singapore Airlines Ltd.	317,670	3,108
	City Developments Ltd.	369,000	2,796
	Fraser and Neave Ltd.	892,000	2,623
	Singapore Press Holdings Ltd.	932,000	2,443
*	Golden Agri-Resources Ltd.	4,738,251	1,742
	ComfortDelgro Corp. Ltd.	1,534,000	1,729
	Singapore Technologies Engineering Ltd.	782,151	1,708
	CapitaMall Trust	1,295,800	1,548
	Jardine Cycle & Carriage Ltd.	75,000	1,341
	Olam International Ltd.	779,000	1,314
	SembCorp Industries Ltd.	476,000	1,186
	SembCorp Marine Ltd.	417,600	976
	Venture Corp. Ltd.	144,000	863
	Keppel Land Ltd.	353,724	818
*	Parkway Holdings Ltd.	424,266	807
	UOL Group Ltd.	301,000	798
	CapitaCommercial Trust	1,048,235	787
	Yangzijiang Shipbuilding Holdings Ltd.	909,964	681
	Neptune Orient Lines Ltd.	542,750	662
	SMRT Corp. Ltd.	421,000	568
	StarHub Ltd.	367,840	566
	Singapore Post Ltd.	781,000	560
	Cosco Corp. Singapore Ltd.	451,000	400
	Singapore Land Ltd.	83,000	377

Wing Tai Holdings Ltd.	268,000	373
Allgreen Properties Ltd.	418,000	346
Haw Par Corp. Ltd.	82,000	329
Yanlord Land Group Ltd.	263,000	326
MobileOne Ltd.	183,900	270
Wheelock Properties Singapore Ltd.	168,000	231
SIA Engineering Co. Ltd.	87,000	206
Guocoland Ltd.	99,000	155
* STATS ChipPAC Ltd.	189,000	141
Hotel Properties Ltd.	82,000	119
Cerebos Pacific Ltd.	38,000	114
* Golden Agri-Resources Ltd. Warrants 07/23/2012	190,356	18
Pacific Century Regional Developments Ltd.	4,000	1
		88,710
South Africa (1.8%)
MTN Group Ltd.	1,004,081	14,334
Sasol Ltd.	343,506	12,728
Standard Bank Group Ltd.	841,791	11,929
Impala Platinum Holdings Ltd.	342,912	8,786
Naspers Ltd.	218,236	7,693
AngloGold Ashanti Ltd.	195,305	7,002
FirstRand Ltd.	2,283,526	5,530
Anglo Platinum Ltd.	51,665	4,877
Gold Fields Ltd.	379,138	4,354
Sanlam Ltd.	1,178,342	3,516
ABSA Group Ltd.	192,683	3,370
Bidvest Group Ltd.	188,172	3,226
Remgro Ltd.	261,026	3,071
Shoprite Holdings Ltd.	294,106	2,684
Nedbank Group Ltd.	140,400	2,230
Harmony Gold Mining Co. Ltd.	241,250	2,229
Steinhoff International Holdings Ltd.	863,894	2,186
Kumba Iron Ore Ltd.	50,797	2,147
* Aspen Pharmacare Holdings Ltd.	242,287	2,135
RMB Holdings Ltd.	478,279	1,925
Tiger Brands Ltd.	78,900	1,826
African Bank Investments Ltd.	445,054	1,719
Vodacom Group Pty Ltd.	239,770	1,713
ArcelorMittal South Africa Ltd.	122,437	1,678
Growthpoint Properties Ltd.	820,523	1,465
Pretoria Portland Cement Co. Ltd.	321,025	1,407
Truworths International Ltd.	247,265	1,366
Netcare Ltd.	766,725	1,307
Massmart Holdings Ltd.	104,558	1,193
* Sappi Ltd.	278,982	1,186
Reunert Ltd.	158,932	1,174
Imperial Holdings Ltd.	110,405	1,152
Woolworths Holdings Ltd.	442,698	1,058
Investec Ltd.	144,920	1,024
Aveng Ltd.	211,099	979
African Rainbow Minerals Ltd.	43,930	960
Foschini Ltd.	126,712	930
Spar Group Ltd.	95,916	893
Murray & Roberts Holdings Ltd.	170,898	880
Tongaat Hulett Ltd.	57,921	754
Pick n Pay Stores Ltd.	142,510	749
Nampak Ltd.	355,732	731

Barloworld Ltd.	118,051	697
* Sun International Ltd.	57,163	693
Discovery Holdings Ltd.	163,229	663
Adcock Ingram Holdings Ltd.	89,592	629
Telkom SA Ltd.	143,156	619
Clicks Group Ltd.	175,309	610
Mr Price Group Ltd.	126,718	583
* Mvelaphanda Resources Ltd.	87,529	580
Metropolitan Holdings Ltd.	305,499	531
Illovo Sugar Ltd.	120,887	530
Aeci Ltd.	67,720	530
AVI Ltd.	173,700	482
Medi-Clinic Corp. Ltd.	149,083	479
Exxaro Resources Ltd.	34,439	476
Northam Platinum Ltd.	73,728	476
JD Group Ltd.	82,004	468
Mondi Ltd.	72,993	428
Fountainhead Property Trust	511,500	414
Grindrod Ltd.	199,773	393
Wilson Bayly Holmes-Ovcon Ltd.	28,369	363
Santam Ltd.	24,307	321
Lewis Group Ltd.	45,290	309
Allied Technologies Ltd.	29,181	294
JSE Ltd.	37,684	278
Pick'n Pay Holdings Ltd.	111,604	251
African Oxygen Ltd.	77,238	228
Group Five Ltd.	42,823	179
* Highveld Steel and Vanadium Corp. Ltd.	21,948	177
Gold Reef Resorts Ltd.	41,046	103
		144,880
South Korea (3.2%)
1 Samsung Electronics Co. Ltd. GDR	120,217	41,191
POSCO ADR	186,131	21,023
Samsung Electronics Co. Ltd.	19,079	12,819
Hyundai Motor Co.	88,863	8,581
Shinhan Financial Group Co. Ltd. ADR	119,534	8,281
KB Financial Group Inc. ADR	193,734	8,280
Korea Electric Power Corp. ADR	338,506	5,501
LG Electronics Inc.	58,882	5,493
Hyundai Mobis	39,393	4,991
Hyundai Heavy Industries Co. Ltd.	30,826	4,939
LG Display Co. Ltd.	145,130	4,692
* Hynix Semiconductor Inc.	239,150	4,646
LG Chem Ltd.	26,964	4,623
SK Telecom Co. Ltd. ADR	243,822	4,225
Samsung C&T Corp.	83,311	4,119
Samsung Fire & Marine Insurance Co. Ltd.	25,710	4,099
KT Corp. ADR	182,575	3,858
* NHN Corp.	25,561	3,793
Shinsegae Co. Ltd.	7,582	3,421
SK Energy Co. Ltd.	37,169	3,374
* Kia Motors Corp.	156,870	2,615
Samsung Heavy Industries Co. Ltd.	124,850	2,562
LG Corp.	46,660	2,515
Hyundai Engineering & Construction Co. Ltd.	44,865	2,479
Hana Financial Group Inc.	86,320	2,458
Samsung Electro-Mechanics Co. Ltd.	29,357	2,454

	KT&G Corp.	36,763	2,135
	Samsung SDI Co. Ltd.	17,783	2,074
	Samsung Engineering Co. Ltd.	21,001	2,040
	S-Oil Corp.	43,946	1,944
	Samsung Securities Co. Ltd.	35,028	1,901
	Samsung Techwin Co. Ltd.	28,733	1,871
	OCI Co. Ltd.	11,948	1,783
	SK Holdings Co. Ltd.	24,508	1,754
	Hyundai Steel Co.	22,308	1,631
	Amorepacific Corp.	2,327	1,622
	GS Engineering & Construction Corp.	20,806	1,585
	Hanwha Corp.	38,970	1,562
	Doosan Heavy Industries and Construction Co. Ltd.	22,080	1,561
	Korea Exchange Bank	136,870	1,548
	LG Household & Health Care Ltd.	6,096	1,488
*	Woori Finance Holdings Co. Ltd.	128,100	1,469
	LS Corp.	17,349	1,423
	Woongjin Coway Co. Ltd.	41,320	1,268
	Hyosung Corp.	18,165	1,264
	Daewoo Securities Co. Ltd.	76,100	1,258
	Hyundai Development Co.	40,570	1,252
	Cheil Industries Inc.	26,023	1,248
	Daewoo International Corp.	40,683	1,225
	Daelim Industrial Co. Ltd.	18,112	1,191
	Kangwon Land Inc.	86,810	1,181
	Lotte Shopping Co. Ltd.	4,551	1,169
	Doosan Corp.	12,532	1,099
	Hankook Tire Co. Ltd.	57,160	1,096
	LG Telecom Ltd.	136,720	1,056
	Hyundai Department Store Co. Ltd.	12,117	1,056
	Dongbu Insurance Co. Ltd.	36,340	1,045
*	Shinhan Financial Group Co. Ltd.	29,000	1,013
	Hyundai Securities Co.	85,130	999
*	Industrial Bank of Korea	81,400	917
	Busan Bank	93,180	911
^	NCSoft Corp.	8,120	903
*	Korean Air Lines Co. Ltd.	17,970	869
	Daegu Bank	67,950	866
	Samsung Card Co.	19,588	863
	Hyundai Merchant Marine Co. Ltd.	33,210	825
*	KB Financial Group Inc.	19,079	822
	CJ CheilJedang Corp.	4,527	813
	Yuhan Corp.	5,555	812
	KCC Corp.	2,634	771
	Honam Petrochemical Corp.	7,740	747
	Hyundai Mipo Dockyard	8,005	746
	GS Holdings	24,380	723
	Korea Investment Holdings Co. Ltd.	26,650	701
	Doosan Infracore Co. Ltd.	44,860	669
	Woori Investment & Securities Co. Ltd.	51,160	666
	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	40,730	629
*	Hanjin Shipping Co. Ltd.	29,480	599
	S1 Corp./Korea	14,530	583
*,^ STX Pan Ocean Co. Ltd.		55,600	575
	Lotte Confectionery Co. Ltd.	534	566
	Korea Gas Corp.	12,600	561
^	Daewoo Engineering & Construction Co. Ltd.	48,959	499
	Pacific Corp.	4,395	498

Samsung Digital Imaging Co. Ltd.	12,808	490
Nong Shim Co. Ltd.	2,498	490
Hite Brewery Co. Ltd.	3,408	464
Mirae Asset Securities Co. Ltd.	9,133	455
Dongkuk Steel Mill Co. Ltd.	21,700	427
Hanwha Chem Corp.	32,500	406
* Daum Communications Corp.	6,712	406
Cheil Worldwide Inc.	1,736	394
CJ Corp.	6,826	393
Samsung Fine Chemicals Co. Ltd.	9,030	369
^ STX Corp. Co. Ltd.	25,755	365
Lotte Chilsung Beverage Co. Ltd.	499	355
Daishin Securities Co. Ltd.	24,990	327
POSCO	699	319
Hanjin Heavy Industries & Construction Co. Ltd.	17,257	319
SK Networks Co. Ltd.	34,930	311
^ STX Offshore & Shipbuilding Co. Ltd.	30,280	303
LG Hausys Ltd.	3,313	302
* Korea Express Co. Ltd.	6,132	284
Glovis Co. Ltd.	3,340	276
Halla Climate Control Corp.	25,320	258
Hyundai Hysco	14,780	201
Daishin Securities Co. Ltd. Prior Pfd.	21,130	180
Sindoh Co. Ltd.	3,815	177
KT Corp.	3,941	168
Lotte Midopa Co. Ltd.	10,880	105
Hanjin Shipping Holdings Co. Ltd.	4,889	64
Kumho Industrial Co. Ltd.	12,810	51
SKC Co. Ltd.	3,460	50
		251,686
Spain (3.2%)
Banco Santander SA	4,436,728	63,361
Telefonica SA	2,488,832	59,621
Banco Bilbao Vizcaya Argentaria SA	2,018,726	30,773
Iberdrola SA	2,788,348	23,740
Repsol YPF SA	660,555	15,605
Inditex SA	134,553	8,470
ACS Actividades de Construccion y Servicios SA	136,611	6,447
Gas Natural SDG SA	250,002	4,966
Banco Popular Espanol SA	536,073	4,062
Abertis Infraestructuras SA	191,517	3,879
^ Banco de Sabadell SA	658,233	3,509
Ferrovial SA	299,933	3,129
Acerinox SA	139,210	2,620
Criteria Caixacorp SA	537,870	2,436
Iberdrola Renovables SA	462,520	2,049
Enagas	94,384	1,956
Indra Sistemas SA	89,257	1,937
Gamesa Corp. Tecnologica SA	130,067	1,888
Mapfre SA	465,960	1,837
Grifols SA	116,410	1,775
^ Bankinter SA	188,314	1,681
Acciona SA	13,375	1,612
Red Electrica Corp. SA	29,278	1,468
Endesa SA	45,642	1,391
Zardoya Otis SA	71,955	1,335
Fomento de Construcciones y Contratas SA	27,409	1,054

^	Banco de Valencia SA	131,270	996
	Corp Financiera Alba	18,438	923
*,^ Sacyr Vallehermoso SA		76,793	799
	Gestevision Telecinco SA	49,907	712
	Banco Espanol de Credito SA	43,190	500
			256,531
Sweden (1.8%)
	Nordea Bank AB	2,174,508	19,943
	Telefonaktiebolaget LM Ericsson Class B	1,610,545	15,608
	Hennes & Mauritz AB Class B	158,664	9,337
	Svenska Handelsbanken AB Class A	332,289	8,658
	TeliaSonera AB	1,220,262	8,208
	Sandvik AB	644,396	7,002
*	Skandinaviska Enskilda Banken AB Class A	1,151,192	6,818
	Volvo AB Class B	784,508	6,608
	Atlas Copco AB Class A	342,000	4,637
	Investor AB Class B	245,631	4,324
	Svenska Cellulosa AB Class B	320,557	4,319
*	Electrolux AB Class B	163,844	3,860
	SKF AB	220,000	3,399
	Assa Abloy AB Class B	195,357	3,371
*	Swedbank AB Class A	384,600	3,309
	Skanska AB Class B	212,453	3,287
	Volvo AB Class A	370,919	3,112
	Tele2 AB	217,715	3,067
	Swedish Match AB	137,337	2,876
	Atlas Copco AB Class B	228,800	2,758
	Scania AB Class B	217,701	2,675
	Alfa Laval AB	170,499	2,315
	SSAB AB Class A	128,377	2,075
	Boliden AB	150,926	2,017
	Securitas AB Class B	188,600	1,827
	Industrivarden AB Class A	147,863	1,728
*	Husqvarna AB	226,334	1,540
	Holmen AB	32,630	781
	Industrivarden AB	60,502	665
	SSAB AB Class B	41,229	610
			140,734
Switzerland (5.3%)
	Nestle SA	1,978,360	93,778
	Novartis AG	1,226,746	65,649
	Roche Holding AG	380,821	63,891
	Credit Suisse Group AG	615,499	26,625
*	UBS AG	1,906,947	24,870
	ABB Ltd.	1,256,180	22,742
	Zurich Financial Services AG	76,924	16,355
	Syngenta AG	52,594	13,459
	Cie Financiere Richemont SA	283,155	9,591
	Holcim Ltd.	131,230	8,986
	Swiss Reinsurance Co. Ltd.	190,543	8,237
	Swatch Group AG (Bearer)	16,708	4,368
	Swisscom AG	11,583	4,222
	Adecco SA	76,079	4,099
	SGS SA	3,055	3,928
	Julius Baer Group Ltd.	113,460	3,772
	Geberit AG	21,250	3,740
	Givaudan SA	4,402	3,588

	Sonova Holding AG	27,085	3,352
	Synthes Inc.	26,040	3,315
	Kuehne & Nagel International AG	32,254	3,109
*	Actelion Ltd.	50,406	2,667
	Swatch Group AG (Registered)	51,008	2,565
	Baloise-Holding AG	27,484	2,279
	Swiss Life Holding AG	17,331	2,180
	Nobel Biocare Holding AG	67,612	1,989
	Lonza Group AG	27,163	1,932
	Lindt & Spruengli AG	75	1,852
	Pargesa Holding SA	20,736	1,738
	GAM Holding Ltd.	117,320	1,343
	Schindler Holding AG	15,808	1,182
	Straumann Holding AG	4,246	1,126
	Lindt & Spruengli AG	455	981
	Schindler Holding AG (Bearer)	10,577	782
	BKW FMB Energie AG	8,626	656
	EFG International AG	26,202	376
			415,324
Taiwan (2.5%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,556,229	25,971
	Hon Hai Precision Industry Co. Ltd.	4,611,716	19,217
	MediaTek Inc.	441,798	7,128
	Formosa Plastics Corp.	3,269,220	6,779
	AU Optronics Corp. ADR	559,144	6,117
	Nan Ya Plastics Corp.	3,139,370	5,868
*	Chunghwa Telecom Co. Ltd. ADR	286,625	5,440
	China Steel Corp.	5,236,444	5,307
*,^ United Microelectronics Corp. ADR		1,401,410	4,919
	Formosa Chemicals & Fibre Corp.	2,275,210	4,913
	Asustek Computer Inc.	2,311,952	4,462
*	Cathay Financial Holding Co. Ltd.	2,634,050	4,442
	HTC Corp.	423,997	4,144
	Acer Inc.	1,443,065	4,019
*	Fubon Financial Holding Co. Ltd.	3,296,000	3,834
	Siliconware Precision Industries Co. ADR	533,071	3,598
	Advanced Semiconductor Engineering Inc. ADR	825,015	3,218
	Compal Electronics Inc.	2,149,822	2,980
	InnoLux Display Corp.	1,706,126	2,794
	Chinatrust Financial Holding Co. Ltd.	5,086,241	2,769
	Delta Electronics Inc.	889,818	2,680
	Formosa Petrochemical Corp.	1,025,580	2,580
	Mega Financial Holding Co. Ltd.	4,372,000	2,352
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,177,532	2,235
	Uni-President Enterprises Corp.	2,065,091	2,202
*	Chi Mei Optoelectronics Corp.	2,822,872	2,195
	Yuanta Financial Holding Co. Ltd.	3,218,845	2,042
	Far Eastern New Century Corp.	1,851,779	2,024
	Foxconn Technology Co. Ltd.	511,978	2,009
	Quanta Computer Inc.	992,480	1,976
	Wistron Corp.	980,373	1,851
	Taiwan Mobile Co. Ltd.	943,609	1,823
*	China Development Financial Holding Corp.	5,825,736	1,611
	Lite-On Technology Corp.	1,212,940	1,538
	Hua Nan Financial Holdings Co. Ltd.	2,549,520	1,474
	Synnex Technology International Corp.	719,989	1,473
	First Financial Holding Co. Ltd.	2,511,493	1,401

Taiwan Cooperative Bank	2,060,037	1,202
Taiwan Fertilizer Co. Ltd.	368,000	1,198
* SinoPac Financial Holdings Co. Ltd.	3,499,000	1,147
Pou Chen Corp.	1,508,927	1,132
* Shin Kong Financial Holding Co. Ltd.	2,788,298	1,062
* Taishin Financial Holding Co. Ltd.	2,587,000	1,041
Far EasTone Telecommunications Co. Ltd.	845,643	1,024
Macronix International	1,753,937	976
Unimicron Technology Corp.	767,975	929
Chang Hwa Commercial Bank	1,955,000	880
Inventec Co. Ltd.	1,410,239	805
* Inotera Memories Inc.	1,111,025	790
Cheng Shin Rubber Industry Co. Ltd.	407,934	779
Taiwan Cement Corp.	819,583	761
* Nanya Technology Corp.	928,609	753
Chicony Electronics Co. Ltd.	292,982	721
Novatek Microelectronics Corp. Ltd.	239,916	703
Asia Cement Corp.	739,298	698
Largan Precision Co. Ltd.	53,068	689
Realtek Semiconductor Corp.	228,415	622
Taiwan Glass Industrial Corp.	718,302	597
Yulon Motor Co. Ltd.	593,898	596
* Polaris Securities Co. Ltd.	1,140,359	576
Nan Ya Printed Circuit Board Corp.	135,821	573
KGI Securities Co. Ltd.	1,203,000	563
Catcher Technology Co. Ltd.	250,153	560
* HannStar Display Corp.	2,437,463	550
* Chunghwa Picture Tubes	4,451,000	542
* E.Sun Financial Holding Co. Ltd.	1,357,935	507
Coretronic Corp.	351,386	497
* Powerchip Semiconductor Corp.	3,909,255	487
Feng Hsin Iron & Steel Co.	297,790	485
* Walsin Lihwa Corp.	1,395,000	474
President Chain Store Corp.	199,904	459
* Evergreen Marine Corp. Taiwan Ltd.	778,000	449
* Tatung Co. Ltd.	2,007,000	436
Formosa Taffeta Co. Ltd.	594,000	433
U-Ming Marine Transport Corp.	222,000	422
Advantech Co. Ltd.	199,641	403
* Capital Securities Corp.	780,055	402
Transcend Information Inc.	122,455	397
* CMC Magnetics Corp.	1,550,000	392
* Taiwan Business Bank	1,407,000	363
Cheng Uei Precision Industry Co. Ltd.	175,107	357
Teco Electric and Machinery Co. Ltd.	870,000	351
* Ritek Corp.	1,340,397	339
D-Link Corp.	323,870	338
Yageo Corp.	970,000	336
Giant Manufacturing Co. Ltd.	115,020	309
* China Airlines Ltd.	891,244	298
* Winbond Electronics Corp.	1,217,000	297
Micro-Star International Co. Ltd.	463,929	287
Eternal Chemical Co. Ltd.	284,262	274
* Qisda Corp.	503,640	260
Taiwan Secom Co. Ltd.	157,000	252
* Wan Hai Lines Ltd.	500,050	250
* Yuen Foong Yu Paper Manufacturing Co. Ltd.	638,959	246
Asia Optical Co. Inc.	113,381	236

Yang Ming Marine Transport Corp.	643,369	231
Faraday Technology Corp.	116,897	228
* Waterland Financial Holdings	628,971	199
* Cathay Real Estate Development Co. Ltd.	443,000	195
* President Securities Corp.	329,289	192
Mitac International	412,736	189
Ton Yi Industrial Corp.	510,000	186
Oriental Union Chemical Corp.	242,083	183
* Far Eastern International Bank	563,293	179
* China Motor Corp.	302,105	174
* ProMOS Technologies Inc.	2,143,000	144
Compal Communications Inc.	124,520	137
Vanguard International Semiconductor Corp.	277,466	133
* Eva Airways Corp.	337,201	133
LITE-ON IT Corp.	120,054	124
Inventec Appliances Corp.	123,963	117
* Tatung Co. Ltd. GDR	26,447	116
AU Optronics Corp.	99,000	109
Chunghwa Telecom Co. Ltd.	57,000	102
* Via Technologies Inc.	143,000	78
		198,039
Thailand (0.3%)
PTT Exploration & Production PCL (Foreign)	863,072	3,405
PTT PCL (Foreign)	435,800	2,908
Siam Commercial Bank PCL (Foreign)	795,286	1,900
Bank of Ayudhya PCL(Local)	2,904,900	1,704
Kasikornbank PCL (Foreign)	644,100	1,700
Bangkok Bank PCL	495,797	1,671
Advanced Info Service PCL (Foreign)	609,900	1,517
Siam Cement PCL (Foreign)	181,762	1,210
PTT Aromatics & Refining PCL (Foreign)	1,174,261	863
CP ALL PCL (Foreign)	1,005,300	694
Banpu PCL	41,500	663
IRPC PCL (Foreign)	4,285,500	559
Charoen Pokphand Foods PCL (Foreign)	1,535,200	529
PTT Chemical PCL (Foreign)	185,600	469
Thai Oil PCL (Foreign)	365,800	446
Krung Thai Bank PCL (Foreign)	1,222,400	352
BEC World PCL (Foreign)	401,800	290
Airports of Thailand PCL (Foreign)	247,000	288
Banpu PCL (Local)	15,100	238
Total Access Communication PCL (Foreign)	246,500	237
* TMB Bank PCL	6,044,700	230
Thai Union Frozen Products PCL (Foreign)	207,100	205
Electricity Generating PCL (Foreign)	84,200	201
Siam City Cement PCL (Foreign)	29,100	193
Land and Houses PCL (Foreign)	1,099,500	187
Central Pattana PCL	330,100	186
Delta Electronics Thai PCL (Foreign)	339,900	179
* Thai Airways International PCL (Foreign)	287,600	153
Siam Makro PCL (Foreign)	53,100	139
Total Access Communication PCL (Local)	137,700	133
Siam City Bank PCL	113,900	105
Ratchaburi Electricity Generating Holding PCL	95,800	99
Siam City Bank PCL (Foreign)	75,700	70
Thoresen Thai Agencies PCL	80,300	64
		23,787

Turkey (0.3%)
Turkiye Garanti Bankasi AS	676,835	2,839
Akbank TAS	475,125	2,775
* KOC Holding AS	684,582	2,318
Turkiye Is Bankasi	499,559	2,195
Anadolu Efes Biracilik Ve Malt Sanayii AS	158,370	1,636
Turkiye Halk Bankasi AS	192,032	1,304
* Eregli Demir ve Celik Fabrikalari TAS	402,272	1,267
Turkcell Iletisim Hizmet AS	154,762	1,136
Tupras Turkiye Petrol Rafine	54,255	1,117
* Yapi ve Kredi Bankasi AS	439,169	1,058
* Turkiye Vakiflar Bankasi Tao	397,319	1,053
Turk Telekomunikasyon AS	262,727	908
BIM Birlesik Magazalar AS	19,202	871
Enka Insaat ve Sanayi AS	181,924	847
Haci Omer Sabanci Holding AS	184,247	791
Coca-Cola Icecek AS	40,139	332
Dogan Sirketler Grubu Holdings	402,311	293
Ford Otomotiv Sanayi AS	33,241	233
		22,973
United Kingdom (14.7%)
HSBC Holdings PLC	9,433,406	100,989
BP PLC	10,213,040	95,288
Vodafone Group PLC	28,525,918	60,943
GlaxoSmithKline PLC	2,840,401	55,280
Royal Dutch Shell PLC Class A	1,922,742	53,144
Rio Tinto PLC	827,875	40,371
Royal Dutch Shell PLC Class B	1,472,866	39,180
AstraZeneca PLC	791,261	36,727
British American Tobacco PLC	1,082,784	35,791
BHP Billiton PLC	1,196,785	35,108
BG Group PLC	1,827,350	33,593
Tesco PLC	4,271,434	28,908
Barclays PLC	6,183,208	26,427
* Anglo American PLC	719,592	26,402
Standard Chartered PLC	1,091,624	25,144
Diageo PLC	1,367,962	22,993
Unilever PLC	694,754	21,127
Reckitt Benckiser Group PLC	388,089	20,118
* Xstrata PLC	1,182,337	19,185
Imperial Tobacco Group PLC	549,986	17,736
SABMiller PLC	636,750	17,316
* Lloyds Banking Group PLC	19,595,847	15,754
National Grid PLC	1,329,022	13,348
Prudential PLC	1,370,329	12,550
Centrica PLC	2,757,193	11,837
BAE Systems PLC	1,907,813	10,700
Cadbury PLC	740,078	9,784
Scottish & Southern Energy PLC	500,304	9,324
Aviva PLC	1,499,917	9,186
BT Group PLC	4,193,854	9,152
Tullow Oil PLC	435,627	7,979
Rolls-Royce Group PLC	999,117	7,613
Compass Group PLC	1,010,360	6,878
WM Morrison Supermarkets PLC	1,417,708	6,522
WPP PLC	683,740	6,309
Pearson PLC	437,188	6,191

Shire PLC	304,754	6,036
British Sky Broadcasting Group PLC	708,368	5,999
Experian PLC	557,702	5,303
Reed Elsevier PLC	652,676	5,195
J Sainsbury PLC	1,003,955	5,163
Smith & Nephew PLC	481,883	4,848
* Old Mutual PLC	2,889,550	4,764
Marks & Spencer Group PLC	858,997	4,756
* Royal Bank of Scotland Group PLC	9,147,325	4,648
Kingfisher PLC	1,265,221	4,262
International Power PLC	820,988	4,191
* Carnival PLC	115,254	4,144
Land Securities Group PLC	407,438	4,135
Capita Group PLC	333,771	3,841
* Cairn Energy PLC	742,076	3,825
Legal & General Group PLC	3,151,791	3,786
Standard Life PLC	1,213,420	3,776
RSA Insurance Group PLC	1,843,593	3,770
Man Group PLC	933,169	3,497
Next PLC	108,629	3,387
Smiths Group PLC	212,150	3,367
* Wolseley PLC	152,905	3,364
Randgold Resources Ltd.	48,150	3,328
British Land Co. PLC	461,185	3,200
* Autonomy Corp. PLC	128,644	3,187
Cable & Wireless PLC	1,397,662	3,160
United Utilities Group PLC	364,429	3,108
G4S PLC	758,525	3,046
Associated British Foods PLC	216,050	3,035
Eurasian Natural Resources Corp. PLC	207,561	2,981
Antofagasta PLC	212,585	2,951
* Lonmin PLC	102,077	2,920
^ Vedanta Resources PLC	74,071	2,841
Johnson Matthey PLC	116,994	2,720
Inmarsat PLC	245,761	2,668
Sage Group PLC	704,189	2,649
Liberty International PLC	334,640	2,421
Burberry Group PLC	238,209	2,325
Severn Trent PLC	129,097	2,313
Hammerson PLC	381,192	2,290
Rexam PLC	473,629	2,255
* Kazakhmys PLC	117,307	2,252
Intercontinental Hotels Group PLC	156,897	2,244
Cobham PLC	604,017	2,235
Petrofac Ltd.	142,507	2,184
AMEC PLC	179,855	2,167
Invensys PLC	440,834	2,156
3i Group PLC	513,544	2,154
Whitbread PLC	95,957	2,146
Segro PLC	400,571	1,990
Admiral Group PLC	107,702	1,939
Home Retail Group PLC	473,842	1,924
* ITV PLC	2,140,090	1,919
Schroders PLC	92,154	1,821
* Rentokil Initial PLC	977,521	1,797
Bunzl PLC	177,935	1,768
* Resolution Ltd.	1,284,161	1,637
Thomas Cook Group PLC	453,026	1,636

Logica PLC		857,621	1,599
ICAP PLC		264,374	1,553
Tate & Lyle PLC		241,178	1,521
Tomkins PLC		480,731	1,438
Hays PLC		752,059	1,322
TUI Travel PLC		313,499	1,293
Drax Group PLC		195,867	1,281
Ladbrokes PLC		499,664	1,248
Fresnillo PLC		114,985	1,223
Aegis Group PLC		637,977	1,214
William Hill PLC		376,736	1,195
*,^ British Airways PLC		333,646	1,088
Provident Financial PLC		71,896	1,072
Daily Mail & General Trust PLC		141,967	1,017
United Business Media Ltd.		128,155	870
* PartyGaming PLC		165,299	740
Carphone Warehouse Group PLC		203,537	618
Schroders PLC		33,423	529
* Northern Rock PLC		2,812	—
			1,159,142
Total Common Stocks (Cost $7,974,970)			7,878,965
	Coupon
Temporary Cash Investment (2.4%)
Money Market Fund (2.4%)
[2,3] Vanguard Market Liquidity Fund (Cost
$189,237)	0.175%	189,237,390	189,237

Total Investments (102.3%) (Cost $8,164,207)			8,068,202
Other Assets and Liabilities-Net (-2.3%)[3]			(179,609)
Net Assets (100%)			7,888,593

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $156,270,000.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2010, the aggregate value of these securities was $54,689,000, representing 0.7% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $169,023,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate

FTSE All-World ex-US Index Fund

its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of January 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	880,039	—	—
Common Stocks—Other	160,421	6,838,413	92
Temporary Cash Investments	189,237	—	—
Total	1,229,697	6,838,413	92

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended January 31, 2010:

Investments in
Common Stocks—Other
Amount valued based on Level 3 Inputs	($000)
Balance as of October 31,2009	98
Change in Unrealized Appreciation (Depreciation)	(6)
Balance as of January 31, 2010	92

At January 31, 2010, the cost of investment securities for tax purposes was $8,172,832,000. Net unrealized depreciation of investment securities for tax purposes was $104,630,000, consisting of unrealized gains of $508,718,000 on securities that had risen in value since their purchase and $613,348,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date:	March 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date:	March 26, 2010

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date:	March 26, 2010

*By: /s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on July 24, 2009, see File Number 2-88373, and a Power of Attorney filed on October 16, 2009, see File Number 2-52698, both Incorporated by Reference.